UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3990

Northwestern Mutual Series Fund, Inc.

(Exact name of registrant as specified in charter)

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Address of principal executive offices) (Zip code)

Barbara E. Courtney, Controller and Chief Accounting Officer

720 East Wisconsin Avenue

Milwaukee, Wisconsin 53202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 414-271-1444

Date of fiscal year end: December 31

Date of reporting period: September 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

REPORT ON FORM N-Q

RESPONSES FOR NORTHWESTERN MUTUAL SERIES FUND, INC.

Item 1.	Schedule of Investments

Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (13.2%)
Activision Blizzard, Inc.	201,775	16,786
Alphabet, Inc. - Class C *	40,474	48,305
Facebook, Inc. - Class A *	254,660	41,881
T-Mobile US, Inc. *	242,679	17,031
Verizon Communications, Inc.	352,620	18,826

Total		142,829

Consumer Discretionary (15.0%)
Amazon.com, Inc. *	38,774	77,664
Chipotle Mexican Grill, Inc. *	15,840	7,200
The Home Depot, Inc.	116,327	24,097
Las Vegas Sands Corp.	105,839	6,279
O’Reilly Automotive, Inc. *	52,734	18,316
PVH Corp.	49,956	7,214
Roku, Inc. *	113,236	8,270
Wayfair, Inc. - Class A *	93,900	13,866

Total		162,906

Consumer Staples (3.3%)
Costco Wholesale Corp.	51,598	12,119
The Kraft Heinz Co.	95,782	5,279
Monster Beverage Corp. *	88,270	5,144
PepsiCo, Inc.	119,509	13,361

Total		35,903

Energy (1.1%)
Andeavor	78,518	12,053

Total		12,053

Financials (3.2%)
Ameriprise Financial, Inc.	103,218	15,241
The Progressive Corp.	273,252	19,412

Total		34,653

Health Care (16.1%)
ABIOMED, Inc. *	20,414	9,181
Becton Dickinson and Co.	41,498	10,831
Biogen, Inc. *	22,370	7,904
BioMarin Pharmaceutical, Inc. *	59,316	5,752
Bluebird Bio, Inc. *	35,422	5,172
Boston Scientific Corp. *	391,060	15,056
Edwards Lifesciences Corp. *	50,443	8,782
Eli Lilly & Co.	136,387	14,636

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)
Health Care continued
IDEXX Laboratories, Inc. *	56,502	14,106
Illumina, Inc. *	26,532	9,739
Jazz Pharmaceuticals PLC *	34,104	5,734
Neurocrine Biosciences, Inc. *	61,142	7,517
UnitedHealth Group, Inc.	119,412	31,768
Vertex Pharmaceuticals, Inc. *	59,826	11,531
WellCare Health Plans, Inc. *	53,621	17,185

Total		174,894

Industrials (11.7%)
Cintas Corp.	55,812	11,040
CoStar Group, Inc. *	25,748	10,836
Fortive Corp.	190,065	16,003
Honeywell International, Inc.	124,548	20,725
PACCAR, Inc.	154,738	10,552
Quanta Services, Inc. *	218,578	7,296
Raytheon Co.	73,824	15,256
Union Pacific Corp.	132,904	21,641
United Technologies Corp.	98,656	13,793

Total		127,142

Information Technology (32.7%)
Apple, Inc.	327,147	73,850
Broadcom, Inc.	47,218	11,650
FleetCor Technologies, Inc. *	46,401	10,572
Fortinet, Inc. *	93,129	8,593
HubSpot, Inc. *	51,322	7,747
International Business Machines Corp.	150,326	22,731
Microsoft Corp.	474,760	54,298
NVIDIA Corp.	62,816	17,653
Palo Alto Networks, Inc. *	54,653	12,311
PayPal Holdings, Inc. *	201,247	17,678
salesforce.com, Inc. *	125,282	19,924
ServiceNow, Inc. *	61,424	12,016
Splunk, Inc. *	73,688	8,910
SS&C Technologies Holdings, Inc.	189,361	10,761
Teradata Corp. *	186,621	7,038
Texas Instruments, Inc.	102,940	11,044
Twilio, Inc. - Class A *	89,387	7,712
Visa, Inc. - Class A	176,841	26,542
Xilinx, Inc.	164,181	13,162

Total		354,192

Common Stocks (97.9%)	Shares/ Par +	Value $ (000’s)
Materials (1.6%)
Praxair, Inc.	104,486	16,794

Total		16,794

Total Common Stocks (Cost: $737,033)		1,061,366

Short-Term Investments (2.1%)

Money Market Funds (2.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.970% #	22,527,399	22,527

Total		22,527

Total Short-Term Investments (Cost: $22,527)		22,527

Total Investments (100.0%) (Cost: $759,560)@		1,083,893

Other Assets, Less Liabilities (0.0%)		(222)

Net Assets (100.0%)		1,083,671

Growth Stock Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2018.
@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $759,560 and the net unrealized appreciation of investments based on that cost was $324,333 which is comprised of $330,991 aggregate gross unrealized appreciation and $6,658 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$1,061,366	$—	$—
Short-Term Investments	22,527	—	—

Total Assets:	$1,083,893	$—	$—

Focused Appreciation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (11.6%)
Alphabet, Inc. - Class A *	24,373	29,420
Alphabet, Inc. - Class C *	24,422	29,147
Facebook, Inc. - Class A *	327,667	53,888

Total		112,455

Consumer Discretionary (18.7%)
Alibaba Group Holding, Ltd., ADR *	321,326	52,942
Amazon.com, Inc. *	37,409	74,930
Starbucks Corp.	442,554	25,155
Yum China Holdings, Inc.	328,530	11,535
Yum! Brands, Inc.	190,389	17,308

Total		181,870

Consumer Staples (12.9%)
The Coca-Cola Co.	510,390	23,575
Colgate-Palmolive Co.	281,755	18,864
Danone SA, ADR	1,703,546	26,345
Monster Beverage Corp. *	558,846	32,570
The Procter & Gamble Co.	288,134	23,981

Total		125,335

Energy (2.6%)
Schlumberger, Ltd.	407,823	24,844

Total		24,844

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Financials (5.3%)
American Express Co.	103,430	11,014
FactSet Research Systems, Inc.	75,085	16,797
SEI Investments Co.	390,414	23,855

Total		51,666

Health Care (14.5%)
Amgen, Inc.	85,461	17,715
Cerner Corp. *	325,995	20,997
Merck & Co., Inc.	147,138	10,438
Novartis AG, ADR	180,951	15,591
Novo Nordisk A/S, ADR	557,739	26,292
Regeneron Pharmaceuticals, Inc. *	85,316	34,471
Varian Medical Systems, Inc. *	133,594	14,953

Total		140,457

Industrials (6.4%)
Deere & Co.	166,644	25,051
Expeditors International of Washington, Inc.	376,238	27,665
United Parcel Service, Inc. - Class B	83,440	9,742

Total		62,458

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Information Technology (26.4%)
Autodesk, Inc. *	266,975	41,678
Automatic Data Processing, Inc.	61,758	9,304
Cisco Systems, Inc.	589,046	28,657
Microsoft Corp.	287,367	32,866
Oracle Corp.	980,022	50,530
QUALCOMM, Inc.	439,738	31,674
Visa, Inc. - Class A	414,757	62,251

Total		256,960

Total Common Stocks (Cost: $658,008)		956,045

Short-Term Investments (1.6%)

Money Market Funds (1.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.970% #	15,837,942	15,838

Total		15,838

Total Short-Term Investments (Cost: $15,838)		15,838

Total Investments (100.0%) (Cost: $673,846)@		971,883

Other Assets, Less Liabilities (0.0%)		62

Net Assets (100.0%)		971,945

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2018.
@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $673,846 and the net unrealized appreciation of investments based on that cost was $298,037 which is comprised of $311,573 aggregate gross unrealized appreciation and $13,536 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Focused Appreciation Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$956,045	$—	$—
Short-Term Investments	15,838	—	—

Total Assets:	$971,883	$—	$—

Large Cap Core Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.7%)
Verizon Communications, Inc.	191,558	10,227

Total		10,227

Consumer Discretionary (12.6%)
Amazon.com, Inc. *	13,281	26,602
Charter Communications, Inc. - Class A *	11,119	3,623
Comcast Corp. - Class A	257,911	9,133
Expedia, Inc.	25,324	3,304
Hilton Worldwide Holdings, Inc.	35,071	2,833
The Interpublic Group of Companies, Inc.	62,119	1,421
Liberty Media Corp. - Liberty Formula One - Class C *	38,512	1,432
Lowe’s Companies, Inc.	41,498	4,765
McDonald’s Corp.	28,578	4,781
MGM Resorts International	41,079	1,147
Netflix, Inc. *	7,846	2,935
NIKE, Inc. - Class B	41,213	3,492
Tapestry, Inc.	24,655	1,239
The TJX Cos., Inc.	58,241	6,524
Twenty-First Century Fox, Inc. - Class A	36,853	1,707
Viacom, Inc. - Class B	29,905	1,010
The Walt Disney Co.	12,286	1,437

Total		77,385

Consumer Staples (7.2%)
Altria Group, Inc.	90,168	5,438
Archer-Daniels-Midland Co.	33,430	1,680
British American Tobacco PLC, ADR	117,312	5,470
The Coca-Cola Co.	168,403	7,779
Costco Wholesale Corp.	15,179	3,565
Coty, Inc. - Class A	210,478	2,644
Hormel Foods Corp.	32,737	1,290
McCormick & Co., Inc.	12,619	1,663
Monster Beverage Corp. *	53,033	3,091
Philip Morris International, Inc.	14,499	1,182
Sysco Corp.	51,760	3,791
Unilever NV	120,716	6,706

Total		44,299

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Energy (5.4%)
Andeavor	15,582	2,392
Baker Hughes	62,582	2,117
Cabot Oil & Gas Corp.	18,486	416
Chevron Corp.	45,951	5,619
Concho Resources, Inc. *	12,644	1,931
Diamondback Energy, Inc.	8,675	1,173
Encana Corp.	100,551	1,318
EOG Resources, Inc.	2,448	312
Exxon Mobil Corp.	125,486	10,669
Halliburton Co.	59,802	2,424
Marathon Petroleum Corp.	24,331	1,946
Newfield Exploration Co. *	6,941	200
Noble Energy, Inc.	9,556	298
Pioneer Natural Resources Co.	2,232	389
TransCanada Corp.	51,721	2,093

Total		33,297

Financials (12.1%)
The Allstate Corp.	12,528	1,237
American Express Co.	34,265	3,649
American International Group, Inc.	104,664	5,572
Athene Holding, Ltd. - Class A *	74,251	3,836
AXA Equitable Holdings, Inc.	37,200	798
Bank of America Corp.	680,887	20,059
Berkshire Hathaway, Inc. - Class B *	21,423	4,587
Capital One Financial Corp.	4,414	419
The Hartford Financial Services Group, Inc.	62,110	3,103
Marsh & McLennan Cos., Inc.	47,412	3,922
MetLife, Inc.	30,206	1,411
Northern Trust Corp.	42,772	4,368
The Progressive Corp.	19,900	1,414
Prudential Financial, Inc.	39,908	4,043
Public Storage	7,135	1,439
Raymond James Financial, Inc.	54,118	4,982
Simon Property Group, Inc.	13,422	2,372
TD Ameritrade Holding Corp.	99,075	5,234
Zions Bancorporation	36,440	1,827

Total		74,272

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Health Care (14.0%)
Abbott Laboratories	67,695	4,966
Allergan PLC	42,312	8,060
Alnylam Pharmaceuticals, Inc. *	7,069	619
AstraZeneca PLC, ADR	154,517	6,114
Baxter International, Inc.	30,400	2,344
Biogen, Inc. *	3,803	1,344
Boston Scientific Corp. *	183,723	7,073
Bristol-Myers Squibb Co.	131,001	8,133
Celgene Corp. *	14,592	1,306
Danaher Corp.	33,444	3,634
Eli Lilly & Co.	10,540	1,131
HCA Healthcare, Inc.	19,600	2,727
Incyte Corp. *	10,894	753
Medtronic PLC	85,129	8,374
Mylan NV *	75,638	2,768
Regeneron Pharmaceuticals, Inc. *	2,562	1,035
Seattle Genetics, Inc. *	16,518	1,274
Teva Pharmaceutical Industries, Ltd., ADR	96,631	2,081
Thermo Fisher Scientific, Inc.	23,826	5,815
UnitedHealth Group, Inc.	51,201	13,621
Vertex Pharmaceuticals, Inc. *	15,263	2,942

Total		86,114

Industrials (11.1%)
3M Co.	13,702	2,887
AMETEK, Inc.	14,830	1,173
The Boeing Co.	27,697	10,300
Caterpillar, Inc.	14,798	2,257
Deere & Co.	10,376	1,560
Eaton Corp. PLC	21,590	1,872
Equifax, Inc.	15,544	2,030
FedEx Corp.	5,602	1,349
Fortive Corp.	18,818	1,584
General Dynamics Corp.	29,581	6,056
General Electric Co.	212,479	2,399
Harris Corp.	20,005	3,385
IHS Markit, Ltd. *	72,551	3,915
Illinois Tool Works, Inc.	10,717	1,512
J.B. Hunt Transport Services, Inc.	7,424	883
Lockheed Martin Corp.	26,314	9,104
Norfolk Southern Corp.	33,004	5,957
Pentair PLC	26,388	1,144
Southwest Airlines Co.	61,934	3,868

Large Cap Core Stock Portfolio

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Union Pacific Corp.	31,963	5,205

Total		68,440

Information Technology (25.5%)
Accenture PLC - Class A	5,804	988
Adobe Systems, Inc. *	6,247	1,686
Advanced Micro Devices, Inc. *	214,299	6,620
Alliance Data Systems Corp.	6,167	1,456
Alphabet, Inc. - Class A *	16,529	19,952
Apple, Inc.	107,752	24,324
ASML Holding NV	725	136
Autodesk, Inc. *	6,826	1,066
Broadcom, Inc.	20,348	5,020
eBay, Inc. *	90,188	2,978
Electronic Arts, Inc. *	15,677	1,889
Facebook, Inc. - Class A *	36,119	5,940
FleetCor Technologies, Inc. *	15,866	3,615
Flex, Ltd. *	297,089	3,898
Global Payments, Inc.	41,405	5,275
GoDaddy, Inc. *	38,920	3,246
Intel Corp.	75,069	3,550
KLA-Tencor Corp.	11,800	1,200
Marvell Technology Group, Ltd.	50,795	980
Micron Technology, Inc. *	34,492	1,560
Microsoft Corp.	195,533	22,363
NVIDIA Corp.	11,388	3,200
PayPal Holdings, Inc. *	47,510	4,173

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
PTC, Inc. *	6,782	720
salesforce.com, Inc. *	28,197	4,484
ServiceNow, Inc. *	10,906	2,134
Spotify Technology SA *	4,781	865
SS&C Technologies Holdings, Inc.	135,631	7,708
Texas Instruments, Inc.	23,608	2,533
Total System Services, Inc.	11,809	1,166
Visa, Inc. - Class A	64,769	9,721
Workday, Inc. - Class A *	17,151	2,504

Total		156,950

Materials (3.2%)
Alcoa Corp. *	4,353	176
ArcelorMittal	21,938	677
Ball Corp.	41,109	1,808
Celanese Corp. - Class A	26,043	2,969
Crown Holdings, Inc. *	25,737	1,235
DowDuPont, Inc.	76,975	4,950
FMC Corp.	16,409	1,431
Freeport-McMoRan, Inc.	16,392	228
International Paper Co.	34,830	1,712
Nucor Corp.	3,649	232
PPG Industries, Inc.	17,703	1,932
Praxair, Inc.	10,529	1,692
Southern Copper Corp.	7,939	342
Vulcan Materials Co.	3,377	376

Total		19,760

Real Estate (2.1%)
Alexandria Real Estate Equities, Inc.	14,992	1,886
American Tower Corp.	45,106	6,554
Equinix, Inc.	4,965	2,149

Common Stocks (98.9%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Essex Property Trust, Inc.	3,700	913
Invitation Homes, Inc.	43,267	991

Total		12,493

Utilities (4.0%)
Edison International	66,692	4,514
Exelon Corp.	74,955	3,273
NextEra Energy, Inc.	26,786	4,489
NRG Energy, Inc.	120,776	4,517
ONEOK, Inc.	21,908	1,485
PG&E Corp.	38,057	1,751
Sempra Energy	41,085	4,673

Total		24,702

Total Common Stocks (Cost: $533,817)		607,939

Short-Term Investments (0.5%)

Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.970% #	3,275,349	3,275

Total		3,275

Total Short-Term Investments (Cost: $3,275)		3,275

Total Investments (99.4%) (Cost: $537,092)@		611,214

Other Assets, Less Liabilities (0.6%)		3,860

Net Assets (100.0%)		615,074

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2018.
@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $537,092 and the net unrealized appreciation of investments based on that cost was $74,122 which is comprised of $88,740 aggregate gross unrealized appreciation and $14,618 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Cap Core Stock Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$607,939	$—	$—
Short-Term Investments	3,275	—	—

Total Assets:	$611,214	$—	$—

Large Cap Blend Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Common Stocks (93.3%)	Shares/ Par +	Value $ (000’s)
Communication Services (9.3%)
CenturyLink, Inc.	219,984	4,664
Omnicom Group, Inc.	61,625	4,192
Twenty-First Century Fox, Inc. - Class B	155,675	7,133

Total		15,989

Consumer Discretionary (14.8%)
Dollar General Corp.	80,250	8,771
Dollar Tree, Inc. *	42,945	3,502
eBay, Inc. *	173,775	5,738
The TJX Cos., Inc.	67,030	7,509

Total		25,520

Consumer Staples (8.6%)
Nestle SA, ADR	63,725	5,302
PepsiCo, Inc.	41,850	4,679
Unilever PLC, ADR	88,475	4,863

Total		14,844

Energy (2.7%)
Schlumberger, Ltd.	77,425	4,717

Total		4,717

Financials (15.7%)
The Bank of New York Mellon Corp.	98,575	5,026
Berkshire Hathaway, Inc. - Class B *	42,250	9,046
Chubb, Ltd.	32,330	4,321

Common Stocks (93.3%)	Shares/ Par +	Value $ (000’s)
Financials continued
Franklin Resources, Inc.	54,950	1,671
JPMorgan Chase & Co.	63,175	7,129

Total		27,193

Health Care (15.8%)
Aetna, Inc.	18,815	3,817
Cerner Corp. *	81,375	5,241
Quest Diagnostics, Inc.	54,275	5,857
Smith & Nephew PLC, ADR	114,300	4,239
UnitedHealth Group, Inc.	30,605	8,142

Total		27,296

Industrials (14.7%)
Expeditors International of Washington, Inc.	65,575	4,822
Honeywell International, Inc.	49,025	8,158
Masco Corp.	89,800	3,287
PACCAR, Inc.	57,350	3,911
Stanley Black & Decker, Inc.	35,875	5,253

Total		25,431

Common Stocks (93.3%)	Shares/ Par +	Value $ (000’s)
Information Technology (8.3%)
Accenture PLC - Class A	36,855	6,273
Oracle Corp.	94,850	4,890
TE Connectivity, Ltd.	35,450	3,117

Total		14,280

Materials (3.4%)
Nutrien, Ltd.	100,820	5,817

Total		5,817

Total Common Stocks (Cost: $123,286)		161,087

Short-Term Investments (6.7%)
Money Market Funds (6.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.970% #	11,572,332	11,572

Total		11,572

Total Short-Term Investments (Cost: $11,572)		11,572

Total Investments (100.0%) (Cost: $134,858)@		172,659

Other Assets, Less Liabilities (0.0%)		70

Net Assets (100.0%)		172,729

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2018.
@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $134,858 and the net unrealized appreciation of investments based on that cost was $37,801 which is comprised of $41,353 aggregate gross unrealized appreciation and $3,551 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Cap Blend Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$161,087	$—	$—
Short-Term Investments	11,572	—	—

Total Assets:	$172,659	$—	$—

Index 500 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (9.9%)
Activision Blizzard, Inc.	107,179	8,916
Alphabet, Inc. - Class A *	42,021	50,723
Alphabet, Inc. - Class C *	43,284	51,658
AT&T, Inc.	1,020,883	34,281
CBS Corp. - Class B	47,590	2,734
CenturyLink, Inc.	133,621	2,833
Charter Communications, Inc. - Class A *	25,098	8,179
Comcast Corp. - Class A	642,794	22,761
Discovery Communications, Inc. - Class A *	21,964	703
Discovery Communications, Inc. - Class C *	50,561	1,496
DISH Network Corp. - Class A *	32,204	1,152
Electronic Arts, Inc. *	42,851	5,163
Facebook, Inc. - Class A *	339,031	55,757
The Interpublic Group of Companies, Inc.	53,952	1,234
Netflix, Inc. *	61,216	22,903
News Corp. - Class A	53,896	711
News Corp. - Class B	17,399	237
Omnicom Group, Inc.	31,542	2,146
Take-Two Interactive Software, Inc. *	16,002	2,208
TripAdvisor, Inc. *	14,380	734
Twenty-First Century Fox, Inc. - Class A	148,177	6,865
Twenty-First Century Fox, Inc. - Class B	68,475	3,138
Twitter, Inc. *	101,210	2,880
Verizon Communications, Inc.	580,862	31,012
Viacom, Inc. - Class B	49,685	1,677
The Walt Disney Co.	209,075	24,449

Total		346,550

Consumer Discretionary (10.2%)
Advance Auto Parts, Inc.	10,414	1,753
Amazon.com, Inc. *	57,595	115,363
Aptiv PLC	37,216	3,122
AutoZone, Inc. *	3,716	2,882
Best Buy Co., Inc.	34,171	2,712
Booking Holdings, Inc. *	6,674	13,241
BorgWarner, Inc.	29,362	1,256
CarMax, Inc. *	24,821	1,853
Carnival Corp.	56,690	3,615

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Chipotle Mexican Grill, Inc. *	3,440	1,564
D.R. Horton, Inc.	48,237	2,035
Darden Restaurants, Inc.	17,442	1,939
Dollar General Corp.	37,329	4,080
Dollar Tree, Inc. *	33,442	2,727
eBay, Inc. *	130,764	4,318
Expedia, Inc.	16,713	2,181
Foot Locker, Inc.	16,435	838
Ford Motor Co.	550,348	5,091
The Gap, Inc.	30,504	880
Garmin, Ltd.	16,986	1,190
General Motors Co.	184,457	6,211
Genuine Parts Co.	20,630	2,051
The Goodyear Tire & Rubber Co.	33,320	779
H&R Block, Inc.	28,892	744
Hanesbrands, Inc.	50,680	934
Harley-Davidson, Inc.	23,414	1,061
Hasbro, Inc.	16,417	1,726
Hilton Worldwide Holdings, Inc.	41,919	3,386
The Home Depot, Inc.	160,841	33,318
Kohl’s Corp.	23,436	1,747
L Brands, Inc.	32,094	972
Leggett & Platt, Inc.	18,298	801
Lennar Corp. - Class A	41,010	1,915
LKQ Corp. *	44,716	1,416
Lowe’s Companies, Inc.	114,009	13,090
Macy’s, Inc.	43,154	1,499
Marriott International, Inc. - Class A	40,487	5,345
Mattel, Inc. *	48,381	760
McDonald’s Corp.	109,061	18,245
MGM Resorts International	71,837	2,005
Michael Kors Holdings, Ltd. *	20,992	1,439
Mohawk Industries, Inc. *	8,914	1,563
Newell Brands, Inc.	61,110	1,241
NIKE, Inc. - Class B	180,010	15,250
Nordstrom, Inc.	16,114	964
Norwegian Cruise Line Holdings, Ltd. *	28,643	1,645
O’Reilly Automotive, Inc. *	11,325	3,933
PulteGroup, Inc.	36,733	910
PVH Corp.	10,785	1,557
Ralph Lauren Corp.	7,767	1,068
Ross Stores, Inc.	52,934	5,246
Royal Caribbean Cruises, Ltd.	24,089	3,130
Starbucks Corp.	189,655	10,780

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Tapestry, Inc.	40,492	2,036
Target Corp.	73,994	6,527
Tiffany & Co.	15,316	1,975
The TJX Cos., Inc.	88,153	9,875
Tractor Supply Co.	17,123	1,556
Ulta Beauty, Inc. *	7,982	2,252
Under Armour, Inc. - Class A *	26,158	555
Under Armour, Inc. - Class C *	26,817	522
VF Corp.	45,702	4,271
Whirlpool Corp.	9,076	1,078
Wynn Resorts, Ltd.	13,746	1,747
Yum! Brands, Inc.	44,614	4,056

Total		355,821

Consumer Staples (6.6%)
Altria Group, Inc.	265,015	15,983
Archer-Daniels-Midland Co.	78,687	3,956
Brown-Forman Corp. - Class B	23,693	1,198
Campbell Soup Co.	27,050	991
Church & Dwight Co., Inc.	34,499	2,048
The Clorox Co.	18,006	2,708
The Coca-Cola Co.	538,084	24,854
Colgate-Palmolive Co.	121,986	8,167
Conagra Brands, Inc.	55,057	1,870
Constellation Brands, Inc. - Class A	23,598	5,088
Costco Wholesale Corp.	61,650	14,480
Coty, Inc. - Class A	63,327	796
The Estee Lauder Cos., Inc. - Class A	31,510	4,579
General Mills, Inc.	83,781	3,596
The Hershey Co.	19,649	2,004
Hormel Foods Corp.	38,222	1,506
The J.M. Smucker Co.	15,989	1,641
Kellogg Co.	35,577	2,491
Kimberly-Clark Corp.	48,874	5,554
The Kraft Heinz Co.	87,414	4,817
The Kroger Co.	111,996	3,260
McCormick & Co., Inc.	17,049	2,246
Molson Coors Brewing Co. - Class B	26,313	1,618
Mondelez International, Inc.	206,168	8,857
Monster Beverage Corp. *	55,925	3,259
PepsiCo, Inc.	198,824	22,229
Philip Morris International, Inc.	218,531	17,819
The Procter & Gamble Co.	349,923	29,124

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Consumer Staples continued
Sysco Corp.	67,224	4,924
Tyson Foods, Inc. - Class A	41,600	2,477
Walgreens Boots Alliance, Inc.	118,585	8,645
WalMart Stores, Inc.	201,742	18,946

Total		231,731

Energy (5.9%)
Anadarko Petroleum Corp.	71,987	4,853
Apache Corp.	53,770	2,563
Baker Hughes	58,539	1,980
Cabot Oil & Gas Corp.	62,020	1,397
Chevron Corp.	269,370	32,939
Cimarex Energy Co.	13,405	1,246
Concho Resources, Inc. *	28,153	4,300
ConocoPhillips	163,366	12,645
Devon Energy Corp.	71,527	2,857
EOG Resources, Inc.	81,423	10,387
EQT Corp.	37,113	1,641
Exxon Mobil Corp.	595,184	50,603
Halliburton Co.	123,695	5,013
Helmerich & Payne, Inc.	15,315	1,053
Hess Corp.	35,389	2,533
HollyFrontier Corp.	22,785	1,593
Kinder Morgan, Inc.	266,800	4,730
Marathon Oil Corp.	120,075	2,795
Marathon Petroleum Corp.	94,249	7,537
National Oilwell Varco, Inc.	53,788	2,317
Newfield Exploration Co. *	28,095	810
Noble Energy, Inc.	67,916	2,118
Occidental Petroleum Corp.	107,503	8,834
ONEOK, Inc.	57,813	3,919
Phillips 66	60,044	6,768
Pioneer Natural Resources Co.	23,955	4,173
Schlumberger, Ltd.	194,578	11,854
TechnipFMC PLC	60,059	1,877
Valero Energy Corp.	60,083	6,834
The Williams Cos., Inc.	170,012	4,623

Total		206,792

Financials (13.2%)
Affiliated Managers Group, Inc.	7,511	1,027
AFLAC, Inc.	107,936	5,081
The Allstate Corp.	48,673	4,804
American Express Co.	99,258	10,570
American International Group, Inc.	124,897	6,650
Ameriprise Financial, Inc.	19,943	2,945
Aon PLC	34,112	5,246

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Financials continued
Arthur J. Gallagher & Co.	25,671	1,911
Assurant, Inc.	7,420	801
Bank of America Corp.	1,305,846	38,470
The Bank of New York Mellon Corp.	129,326	6,594
BB&T Corp.	108,871	5,285
Berkshire Hathaway, Inc. - Class B *	274,048	58,676
BlackRock, Inc.	17,274	8,142
Brighthouse Financial, Inc. *	16,839	745
Capital One Financial Corp.	67,256	6,385
CBOE Holdings, Inc.	15,719	1,508
The Charles Schwab Corp.	169,038	8,308
Chubb, Ltd.	65,124	8,703
Cincinnati Financial Corp.	21,265	1,633
Citigroup, Inc.	353,781	25,380
Citizens Financial Group, Inc.	66,908	2,581
CME Group, Inc.	47,880	8,150
Comerica, Inc.	24,095	2,173
Discover Financial Services	48,171	3,683
E*TRADE Financial Corp. *	36,505	1,913
Everest Re Group, Ltd.	5,743	1,312
Fifth Third Bancorp	93,674	2,615
Franklin Resources, Inc.	42,974	1,307
The Goldman Sachs Group, Inc.	49,361	11,069
The Hartford Financial Services Group, Inc.	50,386	2,517
Huntington Bancshares, Inc.	155,231	2,316
Intercontinental Exchange, Inc.	80,613	6,037
Invesco, Ltd.	57,757	1,321
Jefferies Financial Group, Inc.	40,767	895
JPMorgan Chase & Co.	472,469	53,313
KeyCorp	147,895	2,942
Lincoln National Corp.	30,461	2,061
Loews Corp.	39,090	1,964
M&T Bank Corp.	20,214	3,326
Marsh & McLennan Cos., Inc.	70,989	5,872
MetLife, Inc.	139,853	6,534
Moody’s Corp.	23,470	3,924
Morgan Stanley	186,413	8,681
MSCI, Inc.	12,488	2,216
Nasdaq, Inc.	16,188	1,389
Northern Trust Corp.	31,389	3,206
People’s United Financial, Inc.	49,039	840
PNC Financial Services Group, Inc.	65,271	8,889

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Financials continued
Principal Financial Group, Inc.	37,228	2,181
The Progressive Corp.	81,971	5,823
Prudential Financial, Inc.	58,621	5,939
Raymond James Financial, Inc.	18,458	1,699
Regions Financial Corp.	154,985	2,844
S&P Global, Inc.	35,356	6,908
State Street Corp.	53,338	4,469
SunTrust Banks, Inc.	64,769	4,326
SVB Financial Group *	7,481	2,325
Synchrony Financial	95,794	2,977
T. Rowe Price Group, Inc.	34,188	3,733
Torchmark Corp.	14,575	1,264
The Travelers Cos., Inc.	37,630	4,881
U.S. Bancorp	215,269	11,368
Unum Group	30,745	1,201
Wells Fargo & Co.	609,342	32,027
Willis Towers Watson PLC	18,384	2,591
Zions Bancorporation	27,329	1,371

Total		459,837

Health Care (14.9%)
Abbott Laboratories	246,620	18,092
AbbVie, Inc.	212,874	20,134
ABIOMED, Inc. *	6,309	2,837
Aetna, Inc.	45,983	9,328
Agilent Technologies, Inc.	44,812	3,161
Alexion Pharmaceuticals, Inc. *	31,329	4,355
Align Technology, Inc. *	10,275	4,020
Allergan PLC	44,856	8,544
AmerisourceBergen Corp.	22,507	2,076
Amgen, Inc.	90,993	18,862
Anthem, Inc.	36,544	10,015
Baxter International, Inc.	69,849	5,385
Becton Dickinson and Co.	37,614	9,817
Biogen, Inc. *	28,319	10,005
Boston Scientific Corp. *	194,409	7,485
Bristol-Myers Squibb Co.	229,407	14,242
Cardinal Health, Inc.	43,415	2,344
Celgene Corp. *	98,878	8,849
Centene Corp. *	28,855	4,178
Cerner Corp. *	46,251	2,979
Cigna Corp.	34,212	7,125
The Cooper Cos., Inc.	6,908	1,915
CVS Health Corp.	143,118	11,266
Danaher Corp.	86,566	9,406
DaVita, Inc. *	17,832	1,277

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Health Care continued
DENTSPLY SIRONA, Inc.	31,257	1,180
Edwards Lifesciences Corp. *	29,435	5,125
Eli Lilly & Co.	134,372	14,419
Envision Healthcare Corp. *	17,028	779
Express Scripts Holding Co. *	79,037	7,509
Gilead Sciences, Inc.	182,238	14,071
HCA Healthcare, Inc.	37,944	5,279
Henry Schein, Inc. *	21,524	1,830
Hologic, Inc. *	38,255	1,568
Humana, Inc.	19,367	6,556
IDEXX Laboratories, Inc. *	12,173	3,039
Illumina, Inc. *	20,665	7,585
Incyte Corp. *	24,804	1,713
Intuitive Surgical, Inc. *	15,991	9,179
IQVIA Holdings, Inc. *	22,783	2,956
Johnson & Johnson	377,138	52,109
Laboratory Corp. of America Holdings *	14,325	2,488
McKesson Corp.	28,084	3,725
Medtronic PLC	189,853	18,676
Merck & Co., Inc.	373,873	26,523
Mettler-Toledo International, Inc. *	3,545	2,159
Mylan NV *	72,477	2,653
Nektar Therapeutics *	24,245	1,478
PerkinElmer, Inc.	15,567	1,514
Perrigo Co. PLC	17,697	1,253
Pfizer, Inc.	824,088	36,318
Quest Diagnostics, Inc.	19,212	2,073
Regeneron Pharmaceuticals, Inc. *	10,893	4,401
ResMed, Inc.	20,066	2,314
Stryker Corp.	43,637	7,753
Thermo Fisher Scientific, Inc.	56,625	13,821
UnitedHealth Group, Inc.	135,303	35,996
Universal Health Services, Inc. - Class B	12,102	1,547
Varian Medical Systems, Inc. *	12,870	1,440
Vertex Pharmaceuticals, Inc. *	35,926	6,924
Waters Corp. *	10,834	2,109
WellCare Health Plans, Inc. *	7,025	2,251
Zimmer Biomet Holdings, Inc.	28,606	3,761
Zoetis, Inc.	67,734	6,202

Total		519,973

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Industrials (9.6%)
3M Co.	82,465	17,376
A.O. Smith Corp.	20,320	1,084
Alaska Air Group, Inc.	17,312	1,192
Allegion PLC	13,355	1,210
American Airlines Group, Inc.	57,617	2,381
AMETEK, Inc.	32,600	2,579
Arconic, Inc.	60,426	1,330
The Boeing Co.	75,110	27,933
C.H. Robinson Worldwide, Inc.	19,476	1,907
Caterpillar, Inc.	83,550	12,741
Cintas Corp.	12,102	2,394
Copart, Inc. *	28,735	1,481
CSX Corp.	114,694	8,493
Cummins, Inc.	21,121	3,085
Deere & Co.	45,220	6,798
Delta Air Lines, Inc.	88,439	5,114
Dover Corp.	20,764	1,838
Eaton Corp. PLC	60,913	5,283
Emerson Electric Co.	88,349	6,766
Equifax, Inc.	16,927	2,210
Expeditors International of Washington, Inc.	24,508	1,802
Fastenal Co.	40,339	2,340
FedEx Corp.	34,201	8,235
Flowserve Corp.	18,395	1,006
Fluor Corp.	19,768	1,149
Fortive Corp.	43,238	3,641
Fortune Brands Home & Security, Inc.	20,021	1,048
General Dynamics Corp.	39,152	8,015
General Electric Co.	1,221,782	13,794
Harris Corp.	16,519	2,795
Honeywell International, Inc.	104,395	17,371
Huntington Ingalls Industries, Inc.	6,090	1,560
IHS Markit, Ltd. *	50,149	2,706
Illinois Tool Works, Inc.	43,372	6,121
Ingersoll-Rand PLC	34,485	3,528
J.B. Hunt Transport Services, Inc.	12,297	1,463
Jacobs Engineering Group, Inc.	16,757	1,282
Johnson Controls International PLC	130,025	4,551
Kansas City Southern	14,361	1,627
L3 Technologies, Inc.	11,011	2,341
Lockheed Martin Corp.	34,830	12,050
Masco Corp.	43,225	1,582
Nielsen Holdings PLC	50,077	1,385
Norfolk Southern Corp.	39,366	7,106
Northrop Grumman Corp.	24,478	7,769
PACCAR, Inc.	49,279	3,360
Parker Hannifin Corp.	18,607	3,422
Pentair PLC	22,685	983
Quanta Services, Inc. *	20,919	698
Raytheon Co.	40,102	8,287

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Republic Services, Inc.	30,645	2,227
Robert Half International, Inc.	17,213	1,211
Rockwell Automation, Inc.	17,314	3,247
Rockwell Collins, Inc.	23,106	3,246
Rollins, Inc.	13,571	824
Roper Technologies, Inc.	14,528	4,303
Snap-on, Inc.	7,929	1,456
Southwest Airlines Co.	72,499	4,528
Stanley Black & Decker, Inc.	21,510	3,150
Stericycle, Inc. *	12,074	709
Textron, Inc.	34,921	2,496
TransDigm Group, Inc. *	6,807	2,534
Union Pacific Corp.	103,957	16,927
United Continental Holdings, Inc. *	32,191	2,867
United Parcel Service, Inc. - Class B	97,476	11,380
United Rentals, Inc. *	11,633	1,903
United Technologies Corp.	105,728	14,782
Verisk Analytics, Inc. *	23,154	2,791
W.W. Grainger, Inc.	6,392	2,285
Waste Management, Inc.	55,447	5,010
Xylem, Inc.	25,250	2,017

Total		336,105

Information Technology (20.7%)
Accenture PLC - Class A	90,075	15,331
Adobe Systems, Inc. *	68,836	18,582
Advanced Micro Devices, Inc. *	120,601	3,725
Akamai Technologies, Inc. *	23,829	1,743
Alliance Data Systems Corp.	6,643	1,569
Amphenol Corp. - Class A	42,223	3,970
Analog Devices, Inc.	52,249	4,831
ANSYS, Inc. *	11,850	2,212
Apple, Inc.	645,036	145,610
Applied Materials, Inc.	138,188	5,341
Arista Networks, Inc. *	7,258	1,930
Autodesk, Inc. *	30,733	4,798
Automatic Data Processing, Inc.	61,585	9,278
Broadcom, Inc.	60,685	14,973
Broadridge Financial Solutions, Inc.	16,353	2,158
CA, Inc.	44,090	1,947
Cadence Design Systems, Inc. *	39,757	1,802
Cisco Systems, Inc.	642,633	31,264
Citrix Systems, Inc. *	18,117	2,014

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Cognizant Technology Solutions Corp. - Class A	81,569	6,293
Corning, Inc.	113,871	4,020
DXC Technology Co.	39,525	3,696
F5 Networks, Inc. *	8,550	1,705
Fidelity National Information Services, Inc.	46,225	5,042
Fiserv, Inc. *	56,924	4,689
FleetCor Technologies, Inc. *	12,426	2,831
FLIR Systems, Inc.	19,403	1,193
Gartner, Inc. *	12,767	2,024
Global Payments, Inc.	22,237	2,833
Hewlett Packard Enterprise Co.	206,883	3,374
HP, Inc.	222,453	5,733
Intel Corp.	648,209	30,654
International Business Machines Corp.	128,316	19,403
Intuit, Inc.	36,364	8,269
IPG Photonics Corp. *	5,064	790
Juniper Networks, Inc.	48,471	1,453
KLA-Tencor Corp.	21,948	2,232
Lam Research Corp.	22,152	3,360
Mastercard, Inc. - Class A	128,250	28,550
Microchip Technology, Inc.	33,115	2,613
Micron Technology, Inc. *	163,045	7,375
Microsoft Corp.	1,077,988	123,290
Motorola Solutions, Inc.	22,811	2,969
NetApp, Inc.	36,447	3,130
NVIDIA Corp.	85,472	24,019
Oracle Corp.	397,362	20,488
Paychex, Inc.	45,003	3,314
PayPal Holdings, Inc. *	166,399	14,617
Qorvo, Inc. *	17,663	1,358
QUALCOMM, Inc.	197,712	14,241
Red Hat, Inc. *	24,935	3,398
salesforce.com, Inc. *	106,376	16,917
Seagate Technology PLC	36,739	1,740
Skyworks Solutions, Inc.	25,161	2,282
Symantec Corp.	87,375	1,859
Synopsys, Inc. *	20,888	2,060
TE Connectivity, Ltd.	48,986	4,307
Texas Instruments, Inc.	136,670	14,663
Total System Services, Inc.	23,593	2,330
VeriSign, Inc. *	15,083	2,415
Visa, Inc. - Class A	249,760	37,486
Western Digital Corp.	40,958	2,398
Western Union Co.	62,874	1,198
Xerox Corp.	31,200	842
Xilinx, Inc.	35,554	2,850

Total		725,381

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Materials (2.4%)
Air Products and Chemicals, Inc.	30,825	5,149
Albemarle Corp.	15,246	1,521
Avery Dennison Corp.	12,289	1,331
Ball Corp.	48,347	2,127
CF Industries Holdings, Inc.	32,821	1,787
DowDuPont, Inc.	324,368	20,860
Eastman Chemical Co.	19,861	1,901
Ecolab, Inc.	35,740	5,603
FMC Corp.	18,926	1,650
Freeport-McMoRan, Inc.	203,698	2,835
International Flavors & Fragrances, Inc.	12,895	1,794
International Paper Co.	57,480	2,825
LyondellBasell Industries NV - Class A	44,879	4,601
Martin Marietta Materials, Inc.	8,858	1,612
The Mosaic Co.	49,852	1,619
Newmont Mining Corp.	74,985	2,265
Nucor Corp.	44,471	2,822
Packaging Corp. of America	13,284	1,457
PPG Industries, Inc.	34,023	3,713
Praxair, Inc.	40,427	6,498
Sealed Air Corp.	22,326	896
The Sherwin-Williams Co.	11,552	5,259
Vulcan Materials Co.	18,594	2,068
WestRock Co.	35,863	1,916

Total		84,109

Real Estate (2.6%)
Alexandria Real Estate Equities, Inc.	14,867	1,870
American Tower Corp.	61,972	9,005
Apartment Investment & Management Co. - Class A	22,120	976
AvalonBay Communities, Inc.	19,431	3,520
Boston Properties, Inc.	21,708	2,672
CBRE Group, Inc. *	44,425	1,959
Crown Castle International Corp.	58,318	6,493
Digital Realty Trust, Inc.	28,973	3,259
Duke Realty Corp.	50,225	1,425
Equinix, Inc.	11,177	4,838
Equity Residential	51,773	3,430
Essex Property Trust, Inc.	9,285	2,291
Extra Space Storage, Inc.	17,784	1,541
Federal Realty Investment Trust	10,331	1,307
HCP, Inc.	66,048	1,738

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Host Hotels & Resorts, Inc.	104,264	2,200
Iron Mountain, Inc.	40,226	1,389
Kimco Realty Corp.	59,237	992
The Macerich Co.	14,871	822
Mid-America Apartment Communities, Inc.	15,999	1,603
Prologis, Inc.	88,497	5,999
Public Storage	21,065	4,247
Realty Income Corp.	40,774	2,320
Regency Centers Corp.	23,819	1,540
SBA Communications Corp. *	16,145	2,593
Simon Property Group, Inc.	43,468	7,683
SL Green Realty Corp.	12,170	1,187
UDR, Inc.	37,628	1,521
Ventas, Inc.	50,108	2,725
Vornado Realty Trust	24,336	1,776
Welltower, Inc.	52,299	3,364
Weyerhaeuser Co.	106,514	3,437

Total		91,722

Utilities (2.8%)
The AES Corp.	93,017	1,302
Alliant Energy Corp.	32,863	1,399
Ameren Corp.	34,307	2,169
American Electric Power Co., Inc.	69,296	4,912
American Water Works Co., Inc.	25,373	2,232
CenterPoint Energy, Inc.	69,139	1,912
CMS Energy Corp.	39,821	1,951
Consolidated Edison, Inc.	43,735	3,332
Dominion Resources, Inc.	91,906	6,459
DTE Energy Co.	25,553	2,789
Duke Energy Corp.	100,142	8,013
Edison International	45,802	3,100
Entergy Corp.	25,424	2,063
Evergy, Inc.	38,193	2,097
Eversource Energy	44,547	2,737
Exelon Corp.	135,786	5,928
FirstEnergy Corp.	68,324	2,540
NextEra Energy, Inc.	66,298	11,111
NiSource, Inc.	51,035	1,272
NRG Energy, Inc.	42,655	1,595
PG&E Corp. *	72,700	3,345
Pinnacle West Capital Corp.	15,741	1,246
PPL Corp.	98,345	2,878
Public Service Enterprise Group, Inc.	71,038	3,750
SCANA Corp.	20,050	780
Sempra Energy	38,442	4,373
The Southern Co.	142,566	6,216
WEC Energy Group, Inc.	44,357	2,961

Index 500 Stock Portfolio

Common Stocks (98.8%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Xcel Energy, Inc.	71,567	3,379

Total		97,841

Total Common Stocks (Cost: $1,502,826)		3,455,862

Short-Term Investments (1.2%)
Commercial Paper (0.9%)
Apple, Inc.
0.000%, 11/1/18 144A	1,825,000	1,821
0.000%, 1/22/19 144A	500,000	496
The Coca-Cola Co.
0.000%, 11/16/18 144A	1,000,000	997
0.000%, 12/17/18 144A	1,000,000	995
0.000%, 2/11/19 144A	1,000,000	991
General Mills, Inc.
0.000%, 10/11/18 144A	2,000,000	1,998
Marriott International, Inc.
0.000%, 11/2/18 144A	2,000,000	1,995
Mondelez International, Inc.

Short-Term Investments (1.2%)	Shares/ Par +	Value $ (000’s)
Commercial Paper continued
0.000%, 10/24/18 144A	1,500,000	1,497
0.000%, 11/1/18 144A	1,000,000	998
0.000%, 11/14/18 144A	500,000	498
Pfizer, Inc.
0.000%, 12/13/18 144A	2,000,000	1,990
Societe Generale SA
0.000%, 10/10/18 144A	3,000,000	2,998
The Southern Co.
0.000%, 10/4/18 144A	3,000,000	2,999
0.000%, 10/11/18 144A	1,500,000	1,499
United Parcel Service, Inc.
0.000%, 11/1/18 144A	1,000,000	998
0.000%, 11/5/18 144A	1,000,000	998
Walgreens Boots Alliance, Inc.
0.000%, 10/2/18 144A	1,500,000	1,500
0.000%, 10/18/18 144A	3,000,000	2,996
Wal-Mart Stores, Inc.
0.000%, 10/9/18 144A	1,000,000	999

Short-Term Investments (1.2%)	Shares/ Par +	Value $ (000’s)
Commercial Paper continued
0.000%, 10/24/18 144A	2,000,000	1,997

Total		31,260

Money Market Funds (0.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.970% #	3,761,173	3,761

Total		3,761

US Government & Agencies (0.2%)
Federal Home Loan Bank
0.000%, 1/14/15	3,000,000	2,981
0.000%, 10/9/18	1,400,000	1,399
0.000%, 10/18/18 b	3,000,000	2,997

Total		7,377

Total Short-Term Investments (Cost: $42,403)		42,398

Total Investments (100.0%) (Cost: $1,545,229)@		3,498,260

Other Assets, Less Liabilities (0.0%)		1,188

Net Assets (100.0%)		3,499,448

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-Mini S&P 500 Future	Long	USD	14	286	12/18	$41,742	$74	$(11)

							$74	$(11)

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Market Value (000’s)	Variation Margin (000’s)
	Swaps	Futures	Total	Options	Swaps	Futures		Total
Total Exchange-Traded or	$—	$—	$—	$—	$—		$(11)		$(11)
Centrally Cleared Derivatives

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2018.
b

Cash or securities with an aggregate value of $2,997 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2018.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the value of these securities (in thousands) was $31,260 representing 0.9% of the net assets.

Index 500 Stock Portfolio

@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,545,229 and the net unrealized appreciation of investments based on that cost was $1,953,105 which is comprised of $2,015,192 aggregate gross unrealized appreciation and $62,087 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$3,455,862	$—	$—
Short-Term Investments
Money Market Funds	3,761	—	—
All Others	—	38,637	—
Other Financial Instruments^
Futures	74	—	—

Total Assets:	$3,459,697	$38,637	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Large Company Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Common Stocks (94.9%)	Shares/ Par +	Value $ (000’s)
Communication Services (3.1%)
Verizon Communications, Inc.	115,880	6,187

Total		6,187

Consumer Discretionary (4.5%)
Advance Auto Parts, Inc.	8,300	1,397
AutoZone, Inc. *	1,370	1,063
BorgWarner, Inc.	35,160	1,504
Carnival Corp.	11,010	702
Honda Motor Co., Ltd., ADR	70,080	2,108
McDonald’s Corp.	7,590	1,270
Target Corp.	10,040	886

Total		8,930

Consumer Staples (10.7%)
Conagra Brands, Inc.	50,300	1,709
Kellogg Co.	13,910	974
Mondelez International, Inc.	94,670	4,067
PepsiCo, Inc.	22,490	2,514
The Procter & Gamble Co.	72,840	6,062
Sysco Corp.	13,420	983
Unilever NV	17,720	987
Walgreens Boots Alliance, Inc.	23,650	1,724
WalMart Stores, Inc.	23,510	2,208

Total		21,228

Energy (13.4%)
Anadarko Petroleum Corp.	31,740	2,140
Baker Hughes	71,860	2,431
Chevron Corp.	41,980	5,133
EQT Corp.	38,020	1,682
Noble Energy, Inc.	59,460	1,854
Royal Dutch Shell PLC - Class B, ADR	16,650	1,181
Schlumberger, Ltd.	118,150	7,198
Total SA, ADR	76,940	4,954

Total		26,573

Financials (22.5%)
AFLAC, Inc.	43,750	2,059
Ameriprise Financial, Inc.	18,480	2,729
Bank of America Corp.	138,530	4,081
The Bank of New York Mellon Corp.	88,960	4,536
BB&T Corp.	92,920	4,511
Chubb, Ltd.	35,880	4,795
Invesco, Ltd.	181,950	4,163
JPMorgan Chase & Co.	54,220	6,118
M&T Bank Corp.	2,980	490

Common Stocks (94.9%)	Shares/ Par +	Value $ (000’s)
Financials continued
PNC Financial Services Group, Inc.	16,720	2,277
U.S. Bancorp	113,250	5,981
Wells Fargo & Co.	51,880	2,727

Total		44,467

Health Care (18.4%)
Abbott Laboratories	16,200	1,188
Allergan PLC	10,170	1,937
Cigna Corp.	6,290	1,310
Henry Schein, Inc. *	12,000	1,020
Johnson & Johnson	50,000	6,909
McKesson Corp.	16,050	2,129
Medtronic PLC	59,910	5,893
Merck & Co., Inc.	56,430	4,003
Pfizer, Inc.	135,970	5,992
Roche Holding AG	6,220	1,507
Zimmer Biomet Holdings, Inc.	33,570	4,414

Total		36,302

Industrials (8.0%)
Atlas Copco AB	100,510	2,682
Cummins, Inc.	17,700	2,586
Eaton Corp. PLC	23,000	1,995
General Electric Co.	78,900	891
Johnson Controls International PLC	51,360	1,798
Siemens AG	15,910	2,038
Southwest Airlines Co.	20,630	1,288
Union Pacific Corp.	7,820	1,273
United Parcel Service, Inc. - Class B	10,530	1,229

Total		15,780

Information Technology (9.0%)
Applied Materials, Inc.	54,660	2,113
Cisco Systems, Inc.	96,180	4,679
Intel Corp.	97,450	4,608
Oracle Corp.	84,400	4,352
TE Connectivity, Ltd.	23,560	2,072

Total		17,824

Materials (2.0%)
DowDuPont, Inc.	34,290	2,205
WestRock Co.	33,140	1,771

Total		3,976

Utilities (3.3%)
Edison International	29,270	1,981
Eversource Energy	29,620	1,820
Xcel Energy, Inc.	55,910	2,639

Total		6,440

Total Common Stocks (Cost: $171,423)		187,707

Investment Companies (2.5%)	Shares/ Par +	Value $ (000’s)
Investment Companies (2.5%)
iShares Russell 1000 Value Index Fund	39,170	4,960

Total		4,960

Total Investment Companies (Cost: $4,841)		4,960

Short-Term Investments (2.8%)
Commercial Paper (2.8%)
LMA SA / LMA Americas LLC, 0.000%,10/1/18	5,539,000	5,538

Total		5,538

Money Market Funds (0.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.970% #	1,444	1

Total		1

Total Short-Term Investments (Cost: $5,540)		5,539

Total Investments (100.2%) (Cost: $181,804)@		198,206

Other Assets, Less Liabilities (-0.2%)		(361)

Net Assets (100.0%)		197,845

Large Company Value Portfolio

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services, Inc.	CHF	1,249	1,283	12/18	$27	$—	$27
Sell	Morgan Stanley Capital Services, Inc.	EUR	5,793	6,778	12/18	81	—	81
Buy	Morgan Stanley Capital Services, Inc.	GBP	207	271	12/18	—	(2)	(2)
Sell	Morgan Stanley Capital Services, Inc.	GBP	965	1,264	12/18	20	—	20
Sell	Morgan Stanley Capital Services, Inc.	JPY	202,467	1,795	12/18	17	—	17
Sell	Goldman Sachs International	SEK	19,310	2,190	12/18	25	—	25

						$170	$(2)	$168

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter	$170	—	$170	$(2)	—	—	$(2)
Derivatives

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2018.
@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $181,804 and the net unrealized appreciation of investments based on that cost was $16,570 which is comprised of $21,229 aggregate gross unrealized appreciation and $4,659 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Large Company Value Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$187,707	$—	$—
Investment Companies	4,960	—	—
Short-Term Investments
Money Market Funds	1	—	—
All Others	—	5,538	—
Other Financial Instruments^
Forward Currency Contracts	—	170	—

Total Assets:	$192,668	$5,708	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(2)	—

Total Liabilities:	$—	$(2)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Domestic Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (5.8%)
AT&T, Inc.	774,500	26,008
Verizon Communications, Inc.	462,600	24,698

Total		50,706

Consumer Discretionary (5.9%)
Dollar Tree, Inc. *	284,600	23,209
Lowe’s Companies, Inc.	243,500	27,959

Total		51,168

Consumer Staples (9.4%)
Archer-Daniels-Midland Co.	524,300	26,357
CVS Health Corp.	359,300	28,284
Mondelez International, Inc.	631,500	27,129

Total		81,770

Energy (12.1%)
ConocoPhillips	373,900	28,940
Halliburton Co.	571,800	23,175
Marathon Oil Corp.	1,177,845	27,420
Occidental Petroleum Corp.	314,100	25,810

Total		105,345

Financials (14.5%)
The Allstate Corp.	270,300	26,679
American International Group, Inc.	483,700	25,752
The Bank of New York Mellon Corp.	489,500	24,960

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Financials continued
BB&T Corp.	493,500	23,954
Marsh & McLennan Cos., Inc.	301,900	24,973

Total		126,318

Health Care (22.1%)
Abbott Laboratories	401,000	29,417
Cardinal Health, Inc.	485,400	26,212
Express Scripts Holding Co. *	326,184	30,991
Johnson & Johnson	197,000	27,219
Merck & Co., Inc.	384,600	27,283
Pfizer, Inc.	616,900	27,187
Quest Diagnostics, Inc.	232,000	25,035

Total		193,344

Industrials (9.1%)
Northrop Grumman Corp.	86,500	27,453
Raytheon Co.	126,000	26,039
Waste Management, Inc.	283,600	25,626

Total		79,118

Information Technology (11.8%)
CA, Inc.	570,787	25,200
Cisco Systems, Inc.	568,800	27,672
Intel Corp.	493,000	23,314
Oracle Corp.	526,600	27,152

Total		103,338

Common Stocks (99.1%)	Shares/ Par +	Value $ (000’s)
Materials (2.6%)
DowDuPont, Inc.	356,267	22,911

Total		22,911

Real Estate (2.9%)
Equity Residential	377,195	24,993

Total		24,993

Utilities (2.9%)
Edison International	373,800	25,299

Total		25,299

Total Common Stocks (Cost: $589,045)		864,310

Short-Term Investments (0.8%)
Money Market Funds (0.8%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.970% #	7,158,057	7,158

Total		7,158

Total Short-Term Investments (Cost: $7,158)		7,158

Total Investments (99.9%) (Cost: $596,203)@		871,468

Other Assets, Less Liabilities (0.1%)		857

Net Assets (100.0%)		872,325

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2018.
@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $596,203 and the net unrealized appreciation of investments based on that cost was $275,265 which is comprised of $277,960 aggregate gross unrealized appreciation and $2,695 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Domestic Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Common Stocks	$864,310	$—	$—
Short-Term Investments	7,158	—	—

Total Assets:	$871,468	$—	$—

Equity Income Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Common Stocks (96.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (7.0%)
AT&T, Inc.	37,362	1,254
CenturyLink, Inc.	85,013	1,802
Comcast Corp. - Class A	230,390	8,158
News Corp. - Class A	418,045	5,514
Telefonica SA	484,549	3,836
Twenty-First Century Fox, Inc. - Class B	377,804	17,311
Verizon Communications, Inc.	310,708	16,589
Vodafone Group PLC	74,159	159
The Walt Disney Co.	24,600	2,877

Total		57,500

Consumer Discretionary (2.6%)
Adient PLC	53,045	2,085
Kohl’s Corp.	64,759	4,828
L Brands, Inc.	114,300	3,463
Las Vegas Sands Corp.	117,200	6,954
Mattel, Inc. *	270,200	4,242

Total		21,572

Consumer Staples (7.7%)
Archer-Daniels-Midland Co.	99,336	4,994
Conagra Brands, Inc.	95,100	3,230
Coty, Inc. - Class A	124,197	1,560
CVS Health Corp.	105,442	8,300
Kellogg Co.	28,900	2,024
Kimberly-Clark Corp.	103,200	11,728
PepsiCo, Inc.	39,536	4,420
Philip Morris International, Inc.	114,200	9,312
Tyson Foods, Inc. - Class A	154,400	9,191
WalMart Stores, Inc.	90,300	8,480

Total		63,239

Energy (10.3%)
Apache Corp.	136,956	6,529
Chevron Corp.	68,100	8,327
EQT Corp.	17,690	783
Exxon Mobil Corp.	259,400	22,054
Hess Corp.	145,700	10,429
Occidental Petroleum Corp.	105,000	8,628
Total SA, ADR	276,212	17,785
TransCanada Corp.	230,500	9,326

Total		83,861

Financials (24.3%)
American International Group, Inc.	207,460	11,045
Ameriprise Financial, Inc.	10,037	1,482
Bank of America Corp.	40,923	1,206

Common Stocks (96.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
The Bank of New York Mellon Corp.	116,000	5,915
Brighthouse Financial, Inc. *	117,178	5,184
Chubb, Ltd.	89,800	12,001
Citigroup, Inc.	128,587	9,225
Fifth Third Bancorp	346,400	9,671
Franklin Resources, Inc.	210,300	6,395
JPMorgan Chase & Co.	267,446	30,179
KeyCorp	277,591	5,521
Loews Corp.	171,561	8,618
Marsh & McLennan Cos., Inc.	43,747	3,619
MetLife, Inc.	258,200	12,063
Morgan Stanley	284,891	13,267
Northern Trust Corp.	21,600	2,206
PNC Financial Services Group, Inc.	57,200	7,790
State Street Corp.	134,200	11,243
U.S. Bancorp	269,500	14,232
Wells Fargo & Co.	459,900	24,172
Willis Towers Watson PLC	25,916	3,653

Total		198,687

Health Care (11.7%)
Anthem, Inc.	56,849	15,579
Becton Dickinson and Co.	12,964	3,384
Bristol-Myers Squibb Co.	97,400	6,046
Gilead Sciences, Inc.	133,400	10,300
GlaxoSmithKline PLC	253,152	5,071
GlaxoSmithKline PLC, ADR	76,400	3,069
Johnson & Johnson	112,838	15,591
Medtronic PLC	128,845	12,674
Merck & Co., Inc.	135,630	9,622
Pfizer, Inc.	313,226	13,804

Total		95,140

Industrials (11.1%)
Alaska Air Group, Inc.	69,500	4,786
The Boeing Co.	40,700	15,136
Delta Air Lines, Inc.	63,400	3,666
Emerson Electric Co.	86,700	6,640
Flowserve Corp.	24,321	1,330
General Electric Co.	229,700	2,593
Harris Corp.	79,852	13,512
Illinois Tool Works, Inc.	2,500	353
Johnson Controls International PLC	356,998	12,495
Nielsen Holdings PLC	278,956	7,716
Northrop Grumman Corp.	1,900	603
nVent Electric PLC	45,300	1,230

Common Stocks (96.0%)	Shares/ Par +	Value $ (000’s)
Industrials continued
PACCAR, Inc.	22,600	1,541
Pentair PLC	63,200	2,740
Southwest Airlines Co.	54,300	3,391
Stericycle, Inc. *	38,203	2,242
United Parcel Service, Inc. - Class B	89,000	10,391

Total		90,365

Information Technology (7.9%)
Applied Materials, Inc.	105,500	4,078
Cisco Systems, Inc.	293,187	14,263
Hewlett Packard Enterprise Co.	104,100	1,698
Microsoft Corp.	149,522	17,101
NXP Semiconductors NV	9,500	812
QUALCOMM, Inc.	245,800	17,705
TE Connectivity, Ltd.	17,200	1,512
Texas Instruments, Inc.	54,000	5,794
Western Digital Corp.	27,600	1,616

Total		64,579

Materials (5.5%)
Akzo Nobel NV, ADR	45,200	1,408
CF Industries Holdings, Inc.	181,084	9,858
DowDuPont, Inc.	258,704	16,637
International Paper Co.	146,100	7,181
Nucor Corp.	74,600	4,734
Vulcan Materials Co.	42,400	4,715

Total		44,533

Real Estate (2.6%)
Equity Residential	104,300	6,911
Rayonier, Inc.	146,406	4,950
SL Green Realty Corp.	48,836	4,763
Weyerhaeuser Co.	141,535	4,567

Total		21,191

Utilities (5.3%)
Duke Energy Corp.	35,415	2,834
Edison International	87,488	5,921
Evergy, Inc.	64,100	3,520
NiSource, Inc.	399,354	9,952
PG&E Corp. *	104,322	4,800
Sempra Energy	16,456	1,872
The Southern Co.	321,736	14,028

Total		42,927

Total Common Stocks (Cost: $643,119)		783,594

Equity Income Portfolio

Corporate Bonds (0.3%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical (0.3%)
Mattel, Inc., 6.750%, 12/31/25 144A	2,830,000	2,773

Total		2,773

Total Corporate Bonds (Cost: $2,786)		2,773

Convertible Corporate Bonds (0.2%)
Financial (0.2%)
AXA SA, 7.250%, 5/15/21 144A	1,460,000	1,566

Total		1,566

Total Convertible Corporate Bonds (Cost: $1,460)		1,566

Convertible Preferred Stocks (2.3%)	Shares/ Par +	Value $ (000’s)
Health Care (0.8%)
Becton Dickinson and Co., 6.125%, 5/1/20	100,450	6,565

Total		6,565

Utilities (1.5%)
DTE Energy Co., 6.500%, 10/1/19	25,217	1,304
NextEra Energy, Inc., 6.123%, 9/1/19	108,213	6,163
Sempra Energy, 6.750%, 7/15/21	11,107	1,125
Sempra Energy, 6.000%, 1/15/21	36,037	3,634

Total		12,226

Total Convertible Preferred Stocks (Cost: $16,321)		18,791

Short-Term Investments (1.3%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (1.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.970% #	10,734,705	10,735

Total		10,735

Total Short-Term Investments (Cost: $10,735)		10,735

Total Investments (100.1%) (Cost: $674,421)@		817,459

Other Assets, Less Liabilities (-0.1%)		(1,002)

Net Assets (100.0%)		816,457

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the value of these securities (in thousands) was $4,339 representing 0.5% of the net assets.

#	7-Day yield as of 9/30/2018.
@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $674,421 and the net unrealized appreciation of investments based on that cost was $143,037 which is comprised of $170,372 aggregate gross unrealized appreciation and $27,335 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$783,594	$—	$—
Convertible Corporate Bonds	—	1,566	—
Convertible Preferred Stocks	18,791	—	—
Corporate Bonds	—	2,773	—
Short-Term Investments	10,735	—	—

Total Assets:	$813,120	$4,339	$—

Mid Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Common Stocks (100.0%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.3%)
CarGurus, Inc. *	40,075	2,232
TripAdvisor, Inc. *	242,135	12,366
Zillow Group, Inc. - Class A *	103,140	4,559
Zillow Group, Inc. - Class C *	177,417	7,850

Total		27,007

Consumer Discretionary (5.6%)
Aramark	199,156	8,568
CarMax, Inc. *	209,501	15,643
Carter’s, Inc.	17,099	1,686
Choice Hotels International, Inc.	151,351	12,608
Etsy, Inc. *	124,195	6,381
NVR, Inc. *	5,077	12,544
Under Armour, Inc. - Class C *	358,145	6,970

Total		64,400

Consumer Staples (0.4%)
PriceSmart, Inc.	60,467	4,895

Total		4,895

Energy (4.5%)
Diamondback Energy, Inc.	95,845	12,958
Newfield Exploration Co. *	445,785	12,852
WPX Energy, Inc. *	1,273,769	25,628

Total		51,438

Financials (14.3%)
Alleghany Corp.	13,112	8,556
Credit Acceptance Corp. *	28,780	12,608
Cullen / Frost Bankers, Inc.	91,982	9,607
East West Bancorp, Inc.	76,107	4,594
FactSet Research Systems, Inc.	53,845	12,046
Fairfax Financial Holdings, Ltd.	15,975	8,679
First Citizens BancShares, Inc. - Class A	19,107	8,642
First Republic Bank	136,334	13,088
FNF Group	166,966	6,570
M&T Bank Corp.	76,315	12,557
Markel Corp. *	17,516	20,817
Northern Trust Corp.	97,707	9,979
Pinnacle Financial Partners, Inc.	79,872	4,804
Prosperity Bancshares, Inc.	114,025	7,908
South State Corp.	91,717	7,521

Common Stocks (100.0%)	Shares/ Par +	Value $ (000’s)
Financials continued
W.R. Berkley Corp.	97,480	7,791
White Mountains Insurance Group, Ltd.	9,475	8,867

Total		164,634

Health Care (19.2%)
Aerie Pharmaceuticals, Inc. *	174,308	10,729
Agios Pharmaceuticals, Inc. *	135,648	10,461
Alkermes PLC *	268,986	11,416
Alnylam Pharmaceuticals, Inc. *	86,592	7,579
BeiGene, Ltd., ADR *	42,008	7,235
Bio-Techne Corp.	41,174	8,404
Bluebird Bio, Inc. *	62,582	9,137
Hill-Rom Holdings, Inc.	77,339	7,301
Integra LifeSciences Holdings Corp. *	169,369	11,156
Ionis Pharmaceuticals, Inc. *	256,793	13,246
Ironwood Pharmaceuticals, Inc. *	332,995	6,147
Mettler-Toledo International, Inc. *	20,300	12,362
Neurocrine Biosciences, Inc. *	46,671	5,738
PRA Health Sciences, Inc. *	63,798	7,030
Repligen Corp. *	60,359	3,348
Sage Therapeutics, Inc. *	82,869	11,705
Seattle Genetics, Inc. *	127,362	9,822
Spark Therapeutics, Inc. *	114,840	6,265
Steris PLC	100,745	11,525
Teleflex, Inc.	56,884	15,136
Ultragenyx Pharmaceutical, Inc. *	128,836	9,835
Varian Medical Systems, Inc. *	102,880	11,515
Veeva Systems, Inc.- Class A *	137,257	14,943

Total		222,035

Industrials (19.3%)
AMERCO	29,760	10,614
Cimpress NV *	53,231	7,272
Cintas Corp.	58,672	11,606
CoStar Group, Inc. *	31,761	13,366
Fastenal Co.	185,198	10,745
Genesee & Wyoming, Inc. - Class A *	177,919	16,189

Common Stocks (100.0%)	Shares/ Par +	Value $ (000’s)
Industrials continued
HEICO Corp. - Class A	135,103	10,200
IDEX Corp.	129,270	19,476
JetBlue Airways Corp. *	476,405	9,223
KAR Auction Services, Inc.	184,387	11,006
Lennox International, Inc.	92,366	20,173
Lincoln Electric Holdings, Inc.	124,302	11,615
The Middleby Corp. *	61,847	8,000
PACCAR, Inc.	107,664	7,342
Robert Half International, Inc.	132,283	9,310
Spirit Airlines, Inc. *	197,834	9,292
TransUnion	282,064	20,754
UniFirst Corp.	29,851	5,184
Waste Connections, Inc.	141,134	11,258

Total		222,625

Information Technology (27.9%)
2U, Inc. *	115,958	8,719
Akamai Technologies, Inc. *	205,994	15,068
Black Knight, Inc. *	157,495	8,182
Blackbaud, Inc.	162,198	16,460
CDW Corp.	234,439	20,846
CommScope Holding Co., Inc. *	431,436	13,271
EPAM Systems, Inc. *	33,549	4,620
F5 Networks, Inc. *	61,774	12,319
Fair Isaac Corp. *	22,256	5,087
Genpact, Ltd.	812,386	24,867
Global Payments, Inc.	139,907	17,824
Guidewire Software, Inc. *	137,795	13,919
II-VI, Inc. *	297,368	14,066
Keysight Technologies, Inc. *	253,612	16,809
MKS Instruments, Inc.	117,663	9,431
Monolithic Power Systems	44,290	5,560
National Instruments Corp.	350,597	16,944
PTC, Inc. *	124,484	13,219
Silicon Laboratories, Inc. *	105,677	9,701
Teradata Corp. *	400,090	15,087
Total System Services, Inc.	116,906	11,543
VeriSign, Inc. *	130,229	20,852
WEX, Inc. *	139,743	28,055

Total		322,449

Mid Cap Growth Stock Portfolio

Common Stocks (100.0%)	Shares/ Par +	Value $ (000’s)
Materials (3.0%)
Ball Corp.	329,444	14,492
Packaging Corp. of America	131,173	14,388
Silgan Holdings, Inc.	190,749	5,303

Total		34,183

Real Estate (1.4%)
Equity Commonwealth *	285,149	9,150
Redfin Corp. *	346,019	6,471

Total		15,621

Utilities (2.1%)
Black Hills Corp.	89,099	5,176
NiSource, Inc.	176,825	4,406
UGI Corp.	273,794	15,190

Total		24,772

Total Common Stocks (Cost: $1,010,422)		1,154,059

Total Investments (100.0%) (Cost: $1,010,422)@		1,154,059

Other Assets, Less Liabilities (0.0%)		293

Net Assets (100.0%)		1,154,352

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,010,422 and the net unrealized appreciation of investments based on that cost was $143,637 which is comprised of $167,480 aggregate gross unrealized appreciation and $23,843 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$1,154,059	$—	$—

Total Assets:	$1,154,059	$—	$—

Index 400 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (2.1%)
AMC Networks, Inc. - Class A *	23,340	1,548
Cable One, Inc.	2,548	2,252
Cars.com, Inc. *	32,950	910
Cinemark Holdings, Inc.	54,604	2,195
John Wiley & Sons, Inc. - Class A	23,368	1,416
Live Nation Entertainment, Inc. *	70,867	3,860
Meredith Corp.	20,435	1,043
The New York Times Co. - Class A	72,477	1,678
TEGNA, Inc.	110,563	1,322
Telephone and Data Systems, Inc.	47,293	1,439
World Wrestling Entertainment, Inc.- Class A	22,275	2,155

Total		19,818

Consumer Discretionary (11.4%)
Aaron’s, Inc.	35,529	1,935
Adient PLC	44,600	1,753
Adtalem Global Education, Inc. *	30,781	1,484
American Eagle Outfitters, Inc.	86,542	2,149
AutoNation, Inc. *	29,539	1,227
Bed Bath & Beyond, Inc.	71,972	1,080
Big Lots, Inc.	20,719	866
Boyd Gaming Corp.	41,519	1,405
Brinker International, Inc.	20,966	980
Brunswick Corp.	44,542	2,985
Carter’s, Inc.	23,867	2,353
The Cheesecake Factory, Inc.	21,656	1,159
Churchill Downs, Inc.	6,130	1,702
Cracker Barrel Old Country Store, Inc.	12,329	1,814
Dana Holding Corp.	74,240	1,386
Deckers Outdoor Corp. *	15,446	1,832
Delphi Technologies PLC	45,601	1,430
Dick’s Sporting Goods, Inc.	39,305	1,395
Dillard’s, Inc. - Class A	9,881	754
Domino’s Pizza, Inc.	21,506	6,340
Dunkin’ Brands Group, Inc.	43,028	3,172
Eldorado Resorts, Inc. *	33,366	1,622
Five Below, Inc. *	28,622	3,723
Gentex Corp.	138,117	2,964

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
Graham Holdings Co. - Class B	2,251	1,304
Helen of Troy, Ltd. *	13,530	1,771
International Speedway Corp. - Class A	12,553	550
Jack in the Box, Inc.	13,999	1,173
KB Home	43,951	1,051
Marriott Vacations Worldwide Corp.	21,036	2,351
The Michaels Cos., Inc. *	50,169	814
Murphy USA, Inc. *	15,369	1,313
NVR, Inc. *	1,751	4,326
Ollie’s Bargain Outlet Holdings, Inc. *	26,406	2,538
Papa John’s International, Inc.	11,531	591
Polaris Industries, Inc.	30,051	3,034
Pool Corp.	20,737	3,461
Sally Beauty Holdings, Inc. *	61,705	1,135
Scientific Games Corp. - Class A *	28,174	716
Service Corp. International	92,634	4,094
Signet Jewelers, Ltd.	26,662	1,758
Six Flags Entertainment Corp.	36,695	2,562
Skechers U.S.A., Inc. - Class A *	69,387	1,938
Sotheby’s *	18,821	926
Tempur Sealy International, Inc. *	23,487	1,242
Texas Roadhouse, Inc.	34,140	2,366
Thor Industries, Inc.	25,711	2,152
Toll Brothers, Inc.	69,632	2,300
TRI Pointe Homes, Inc. *	78,088	968
Tupperware Brands Corp.	25,692	859
Urban Outfitters, Inc. *	39,171	1,602
Visteon Corp. *	15,082	1,401
Weight Watchers International, Inc. *	19,846	1,429
The Wendy’s Co.	96,160	1,648
Williams-Sonoma, Inc.	41,374	2,719
Wyndham Destinations, Inc.	51,062	2,214
Wyndham Hotels & Resorts, Inc.	51,337	2,853

Total		108,669

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Consumer Staples (3.3%)
The Boston Beer Co., Inc. - Class A *	4,435	1,275
Casey’s General Stores, Inc.	18,795	2,427
Edgewell Personal Care Co. *	27,755	1,283
Energizer Holdings, Inc.	30,698	1,800
Flowers Foods, Inc.	94,231	1,758
The Hain Celestial Group, Inc. *	45,916	1,245
Ingredion, Inc.	36,480	3,829
Lamb Weston Holdings, Inc.	75,204	5,009
Lancaster Colony Corp.	10,025	1,496
Nu Skin Enterprises, Inc.	28,521	2,351
Post Holdings, Inc. *	34,217	3,355
Sanderson Farms, Inc.	10,322	1,067
Sprouts Farmers Market, Inc. *	65,273	1,789
Tootsie Roll Industries, Inc.	9,527	279
TreeHouse Foods, Inc. *	28,888	1,382
United Natural Foods, Inc. *	25,916	776

Total		31,121

Energy (5.2%)
Apergy Corp. *	39,722	1,730
Callon Petroleum Co. *	116,880	1,401
Chesapeake Energy Corp. *	468,551	2,104
CNX Resources Corp. *	109,429	1,566
Core Laboratories N.V.	22,708	2,630
Diamond Offshore Drilling, Inc. *	33,176	663
Dril-Quip, Inc. *	19,284	1,008
Energen Corp. *	42,090	3,627
Ensco PLC - Class A	224,502	1,895
Gulfport Energy Corp. *	80,999	843
Matador Resources Co. *	53,192	1,758
McDermott International, Inc. *	92,725	1,709
Murphy Oil Corp.	83,546	2,785
Nabors Industries, Ltd.	167,170	1,030
Oasis Petroleum, Inc. *	137,193	1,945
Oceaneering International, Inc. *	50,607	1,397
Patterson-UTI Energy, Inc.	113,007	1,933
PBF Energy, Inc.	61,554	3,072
QEP Resources, Inc. *	121,713	1,378
Range Resources Corp.	106,341	1,807

Index 400 Stock Portfolio

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Energy continued
Rowan Cos., PLC - Class A *	65,256	1,229
SM Energy Co.	52,987	1,671
Southwestern Energy Co. *	301,130	1,539
Superior Energy Services, Inc. *	79,366	773
Transocean, Ltd. *	220,623	3,078
World Fuel Services Corp.	34,897	966
WPX Energy, Inc. *	202,779	4,080

Total		49,617

Financials (15.6%)
Alleghany Corp.	7,672	5,006
American Financial Group, Inc.	36,147	4,011
Aspen Insurance Holdings, Ltd.	30,659	1,282
Associated Banc-Corp.	88,389	2,298
BancorpSouth Bank	46,126	1,508
Bank of Hawaii Corp.	21,587	1,703
Bank OZK	62,087	2,357
Brown & Brown, Inc.	119,053	3,520
Cathay General Bancorp	39,647	1,643
Chemical Financial Corp.	36,672	1,958
CNO Financial Group, Inc.	84,522	1,794
Commerce Bancshares, Inc.	48,736	3,218
Cullen / Frost Bankers, Inc.	32,824	3,428
East West Bancorp, Inc.	74,428	4,493
Eaton Vance Corp.	60,628	3,187
Evercore, Inc. - Class A	21,035	2,115
F.N.B. Corp.	166,541	2,118
FactSet Research Systems, Inc.	19,701	4,407
Federated Investors, Inc. - Class B	49,165	1,186
First American Financial Corp.	57,349	2,959
First Horizon National Corp.	166,924	2,881
Fulton Financial Corp.	90,353	1,504
Genworth Financial, Inc. - Class A *	257,153	1,072
Hancock Holding Co.	43,831	2,084
Hanover Insurance Group, Inc.	21,847	2,695
Home BancShares, Inc.	82,531	1,807
Interactive Brokers Group, Inc. - Class A	38,564	2,133
International Bancshares Corp.	28,194	1,269
Janus Henderson Group, PLC	86,461	2,331

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Financials continued
Kemper Corp.	31,258	2,515
Legg Mason, Inc.	43,888	1,371
LendingTree, Inc. *	3,818	879
MarketAxess Holdings, Inc.	19,297	3,444
MB Financial, Inc.	43,246	1,994
Mercury General Corp.	13,925	699
Navient Corp.	120,964	1,631
New York Community Bancorp, Inc.	251,854	2,612
Old Republic International Corp.	146,025	3,268
PacWest Bancorp	62,880	2,996
Pinnacle Financial Partners, Inc.	37,599	2,262
Primerica, Inc.	22,150	2,670
Prosperity Bancshares, Inc.	34,076	2,363
Reinsurance Group of America, Inc.	32,694	4,726
RenaissanceRe Holdings, Ltd.	20,679	2,762
SEI Investments Co.	67,660	4,134
Signature Bank	28,430	3,265
SLM Corp. *	223,615	2,493
Sterling Bancorp	115,807	2,548
Stifel Financial Corp.	36,570	1,875
Synovus Financial Corp.	60,271	2,760
TCF Financial Corp.	86,128	2,051
Texas Capital Bancshares, Inc. *	25,762	2,129
Trustmark Corp.	34,731	1,169
UMB Financial Corp.	23,157	1,642
Umpqua Holdings Corp.	113,099	2,352
United Bankshares, Inc.	53,323	1,938
Valley National Bancorp	170,245	1,915
W.R. Berkley Corp.	49,424	3,951
Washington Federal, Inc.	42,906	1,373
Webster Financial Corp.	47,369	2,793
Wintrust Financial Corp.	28,950	2,459

Total		149,006

Health Care (9.9%)
Acadia Healthcare Co., Inc. *	45,338	1,596
Akorn, Inc. *	48,324	627
Allscripts Healthcare Solutions, Inc. *	89,681	1,278
Avanos Medical, Inc. *	24,284	1,663
Bio-Rad Laboratories, Inc. - Class A *	10,290	3,221
Bio-Techne Corp.	19,379	3,955
Cantel Medical Corp.	18,637	1,716
Catalent, Inc. *	74,408	3,389

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Charles River Laboratories International, Inc. *	24,670	3,319
Chemed Corp.	8,263	2,641
Encompass Health Corp.	50,777	3,958
Exelixis, Inc. *	153,073	2,712
Globus Medical, Inc. - Class A *	37,641	2,136
Haemonetics Corp. *	26,549	3,042
HealthEquity, Inc. *	27,821	2,626
Hill-Rom Holdings, Inc.	34,106	3,220
ICU Medical, Inc. *	8,515	2,408
Inogen, Inc. *	8,990	2,195
Integra LifeSciences Holdings Corp. *	36,291	2,390
LifePoint Health, Inc. *	19,858	1,279
LivaNova PLC *	24,957	3,094
Mallinckrodt PLC *	42,737	1,253
Masimo Corp. *	24,651	3,070
Medidata Solutions, Inc. *	30,650	2,247
MEDNAX, Inc. *	48,005	2,240
Molina Healthcare, Inc. *	31,721	4,717
NuVasive, Inc. *	26,411	1,875
Patterson Cos., Inc.	42,383	1,036
PRA Health Sciences, Inc. *	29,755	3,279
Prestige Brands Holdings, Inc. *	26,571	1,007
Steris PLC	43,427	4,968
Syneos Health, Inc. *	31,185	1,608
Teleflex, Inc.	23,521	6,259
Tenet Healthcare Corp. *	42,599	1,212
United Therapeutics Corp. *	22,374	2,861
West Pharmaceutical Services, Inc.	37,770	4,663

Total		94,760

Industrials (14.2%)
Acuity Brands, Inc.	20,637	3,244
AECOM *	82,578	2,697
AGCO Corp.	34,134	2,075
Avis Budget Group, Inc. *	34,167	1,098
The Brink’s Co.	26,169	1,825
Carlisle Cos., Inc.	30,681	3,737
Clean Harbors, Inc. *	26,215	1,876
Crane Co.	26,019	2,559
Curtiss-Wright Corp.	22,589	3,104
Deluxe Corp.	24,459	1,393
Donaldson Co., Inc.	66,244	3,859
The Dun & Bradstreet Corp.	19,068	2,717
Dycom Industries, Inc. *	16,043	1,357
EMCOR Group, Inc.	29,882	2,244
EnerSys	21,634	1,885

Index 400 Stock Portfolio

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Esterline Technologies Corp. *	13,610	1,238
GATX Corp.	19,363	1,677
Genesee & Wyoming, Inc. - Class A *	30,525	2,778
Graco, Inc.	85,849	3,978
Granite Construction, Inc.	23,469	1,073
Healthcare Services Group, Inc.	37,873	1,538
Herman Miller, Inc.	30,558	1,173
HNI Corp.	22,463	994
Hubbell, Inc.	28,132	3,758
IDEX Corp.	39,383	5,933
ITT, Inc.	44,992	2,756
JetBlue Airways Corp. *	160,680	3,111
KBR, Inc.	72,264	1,527
Kennametal, Inc.	41,935	1,827
Kirby Corp. *	27,676	2,276
Knight-Swift Transportation Holdings	65,864	2,271
Landstar System, Inc.	21,106	2,575
Lennox International, Inc.	18,608	4,064
Lincoln Electric Holdings, Inc.	33,473	3,128
Manpowergroup, Inc.	33,331	2,865
MSA Safety, Inc.	17,964	1,912
MSC Industrial Direct Co., Inc. - Class A	23,659	2,085
Nordson Corp.	26,879	3,734
NOW, Inc. *	55,671	921
nVent Electric PLC	83,679	2,273
Old Dominion Freight Line, Inc.	33,691	5,433
Oshkosh Corp.	37,546	2,675
Pitney Bowes, Inc.	96,570	684
Regal Beloit Corp.	22,318	1,840
Ryder System, Inc.	27,270	1,993
Teledyne Technologies, Inc. *	18,445	4,550
Terex Corp.	33,311	1,329
The Timken Co.	35,643	1,777
The Toro Co.	54,028	3,240
Trinity Industries, Inc.	75,868	2,780
Valmont Industries, Inc.	11,509	1,594
Wabtec Corp.	44,059	4,621
Watsco, Inc.	16,463	2,932
Werner Enterprises, Inc.	22,812	806
Woodward, Inc.	28,517	2,306

Total		135,695

Information Technology (16.3%)
ACI Worldwide, Inc. *	59,455	1,673
ARRIS International PLC *	87,062	2,263
Arrow Electronics, Inc. *	44,884	3,309
Avnet, Inc.	59,456	2,662

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Belden, Inc.	20,872	1,490
Blackbaud, Inc.	24,953	2,532
CDK Global, Inc.	66,482	4,159
Ciena Corp. *	73,241	2,288
Cirrus Logic, Inc. *	31,341	1,210
Cognex Corp.	88,357	4,932
Coherent, Inc. *	12,480	2,149
CommVault Systems, Inc. *	19,731	1,381
Convergys Corp.	46,818	1,111
CoreLogic, Inc. *	41,574	2,054
Cree, Inc. *	52,281	1,980
Cypress Semiconductor Corp.	185,689	2,691
Fair Isaac Corp. *	14,969	3,421
First Solar, Inc. *	38,755	1,877
Fortinet, Inc. *	73,840	6,813
Integrated Device Technology, Inc. *	66,434	3,123
InterDigital, Inc.	17,879	1,430
j2 Global, Inc.	24,027	1,991
Jabil Circuit, Inc.	78,728	2,132
Jack Henry & Associates, Inc.	39,640	6,346
Keysight Technologies, Inc. *	96,264	6,380
Leidos Holdings, Inc.	77,290	5,345
Littelfuse, Inc.	12,882	2,549
LiveRamp Holdings, Inc. *	39,790	1,966
LogMeIn, Inc.	26,640	2,374
Lumentum Holdings, Inc. *	32,249	1,933
Manhattan Associates, Inc. *	33,775	1,844
MAXIMUS, Inc.	32,993	2,147
MKS Instruments, Inc.	28,141	2,255
Monolithic Power Systems	19,988	2,509
National Instruments Corp.	57,718	2,790
NCR Corp. *	60,555	1,720
NetScout Systems, Inc. *	37,227	940
Perspecta, Inc.	73,204	1,883
Plantronics, Inc.	16,934	1,021
PTC, Inc. *	54,467	5,784
Sabre Corp.	128,589	3,354
Science Applications International Corp.	21,800	1,757
Silicon Laboratories, Inc. *	22,265	2,044
Synaptics, Inc. *	18,162	829
SYNNEX Corp.	15,468	1,310
Tech Data Corp. *	19,697	1,410
Teradata Corp. *	61,171	2,307
Teradyne, Inc.	95,756	3,541
Trimble Navigation, Ltd. *	128,379	5,579
Tyler Technologies, Inc. *	19,851	4,865

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
The Ultimate Software Group, Inc. *	16,025	5,163
Versum Materials, Inc.	55,957	2,015
ViaSat, Inc. *	28,750	1,839
Vishay Intertechnology, Inc.	67,857	1,381
WEX, Inc. *	22,132	4,443
Zebra Technologies Corp. - Class A *	27,577	4,876

Total		155,170

Materials (6.6%)
Allegheny Technologies, Inc. *	64,552	1,908
AptarGroup, Inc.	31,938	3,441
Ashland Global Holdings, Inc.	32,062	2,689
Bemis Co., Inc.	46,746	2,272
Cabot Corp.	31,617	1,983
Carpenter Technology Corp.	24,273	1,431
The Chemours Co.	90,829	3,582
Commercial Metals Co.	60,099	1,233
Compass Minerals International, Inc.	17,386	1,168
Domtar Corp.	32,303	1,685
Eagle Materials, Inc.	24,543	2,092
Grief, Inc. - Class A	13,324	715
Louisiana-Pacific Corp.	73,301	1,942
Minerals Technologies, Inc.	18,133	1,226
NewMarket Corp.	4,588	1,860
Olin Corp.	85,772	2,203
Owens-Illinois, Inc. *	81,790	1,537
PolyOne Corp.	41,058	1,795
Reliance Steel & Aluminum Co.	37,160	3,169
Royal Gold, Inc.	33,644	2,593
RPM International, Inc.	68,537	4,451
The Scotts Miracle-Gro Co. - Class A	20,215	1,592
Sensient Technologies Corp.	21,713	1,661
Silgan Holdings, Inc.	39,770	1,106
Sonoco Products Co.	51,156	2,839
Steel Dynamics, Inc.	120,588	5,449
United States Steel Corp.	91,023	2,774
Valvoline, Inc.	97,969	2,107
Worthington Industries, Inc.	20,749	900

Total		63,403

Real Estate (8.7%)
Alexander & Baldwin, Inc.	34,772	789
American Campus Communities, Inc.	70,379	2,897
Camden Property Trust	47,665	4,460
CoreCivic, Inc.	60,897	1,482
CoreSite Realty Corp.	18,852	2,095

Index 400 Stock Portfolio

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
Corporate Office Properties Trust	53,037	1,582
Cousins Properties, Inc.	215,913	1,919
CyrusOne, Inc.	53,724	3,406
Douglas Emmett, Inc.	82,908	3,127
EPR Properties	38,186	2,612
First Industrial Realty Trust, Inc.	64,706	2,032
The GEO Group, Inc.	62,548	1,574
Healthcare Realty Trust, Inc.	64,320	1,882
Highwoods Properties, Inc.	53,138	2,511
Hospitality Properties Trust	84,419	2,435
JBG SMITH Properties	55,622	2,049
Jones Lang LaSalle, Inc.	23,388	3,375
Kilroy Realty Corp.	51,696	3,706
Lamar Advertising Co. - Class A	43,460	3,381
LaSalle Hotel Properties	56,701	1,961
Liberty Property Trust	75,918	3,208
Life Storage, Inc.	23,934	2,278
Mack-Cali Realty Corp.	46,384	986
Medical Properties Trust, Inc.	187,394	2,794
National Retail Properties, Inc.	80,631	3,614
OMEGA Healthcare Investors, Inc.	102,894	3,372
Potlatch Corp.	32,232	1,320
Rayonier, Inc.	66,492	2,248
Realogy Holdings Corp.	63,699	1,315
Sabra Health Care REIT, Inc.	91,568	2,117
Senior Housing Properties Trust	122,056	2,143
Tanger Factory Outlet Centers, Inc.	48,231	1,103
Taubman Centers, Inc.	31,326	1,874
Uniti Group, Inc.	90,234	1,818
Urban Edge Properties	58,564	1,293
Weingarten Realty Investors	61,176	1,821

Total		82,579

Utilities (4.5%)
ALLETE, Inc.	26,379	1,979
Aqua America, Inc.	91,378	3,372
Atmos Energy Corp.	57,114	5,364
Black Hills Corp.	27,527	1,599
Hawaiian Electric Industries, Inc.	55,921	1,990
IDACORP, Inc.	25,882	2,568
MDU Resources Group, Inc.	100,676	2,586
National Fuel Gas Co.	44,145	2,475

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Utilities continued
New Jersey Resources Corp.	45,340	2,090
NorthWestern Corp.	25,843	1,516
OGE Energy Corp.	102,583	3,726
ONE Gas, Inc.	26,974	2,219
PNM Resources, Inc.	40,911	1,614
Southwest Gas Holdings, Inc.	25,236	1,994
UGI Corp.	89,297	4,954
Vectren Corp.	42,671	3,051

Total		43,097

Total Common Stocks (Cost: $672,295)		932,935

Short-Term Investments (2.0%)
Commercial Paper (1.2%)
Apple, Inc. 0.000%, 12/4/18 144A	800,000	797
The Coca-Cola Co.
0.000%, 12/17/18 144A	700,000	696
0.000%, 12/18/18 144A	800,000	796
Marriott International, Inc.
0.000%, 10/9/18 144A	1,250,000	1,249
0.000%, 11/19/18 144A	1,000,000	996
Mondelez International, Inc.
0.000%, 11/1/18 144A	1,000,000	998
0.000%, 11/13/18 144A	500,000	498
Societe Generale SA
0.000%, 11/26/18 144A	1,000,000	996
0.000%, 12/19/18 144A	500,000	498
The Southern Co. 0.000%, 10/11/18 144A	700,000	699
Walgreens Boots Alliance, Inc. 0.000%, 10/2/18 144A	1,500,000	1,500
Wal-Mart Stores, Inc.
0.000%, 10/9/18 144A	500,000	500
0.000%, 10/24/18 144A	1,000,000	998

Total		11,221

Money Market Funds (0.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.970% #	2,813,710	2,814

Total		2,814

Short-Term Investments (2.0%)	Shares/ Par +	Value $ (000’s)
US Government & Agencies (0.5%)
Federal Home Loan Bank 0.000%, 10/18/18 b	2,000,000	1,998
0.000%, 10/31/18	1,000,000	998
0.000%, 1/11/19	2,000,000	1,988

Total		4,984

Total Short-Term Investments (Cost: $19,020)		19,019

Total Investments (99.8%) (Cost: $691,315)@		951,954

Other Assets, Less Liabilities (0.2%)		1,474

Net Assets (100.0%)		953,428

Index 400 Stock Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
S&P 400 Mini Index Futures	Long	USD	9	94	12/18	$19,037	$(95)	$62

							$(95)	$62

	Financial Derivative Assets				Financial Derivative Liabilities
	Variation Margin (000’s)			Market Value (000’s)	Variation Margin (000’s)
	Swaps	Futures	Total	Options	Swaps	Futures	Total

Total Exchange-Traded or Centrally Cleared Derivatives	$–	$62	$62	$–	$–	$–	$–

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2018.
b

Cash or securities with an aggregate value of $1,998 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2018.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the value of these securities (in thousands) was $11,221 representing 1.2% of the net assets.

@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $691,315 and the net unrealized appreciation of investments based on that cost was $260,544 which is comprised of $297,121 aggregate gross unrealized appreciation and $36,577 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$932,935	$—	$—
Short-Term Investments
Money Market Funds	2,814	—	—
All Others	—	16,205	—

Total Assets:	$935,749	$16,205	$—

Liabilities:
Other Financial Instruments^
Futures	(95)	—	—

Total Liabilities:	$(95)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Mid Cap Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Common Stocks (94.5%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary (6.7%)
Advance Auto Parts, Inc.	34,539	5,814
Aptiv PLC	14,738	1,237
BorgWarner, Inc.	101,856	4,357
Genuine Parts Co.	55,791	5,546
Honda Motor Co., Ltd., ADR *	155,161	4,667
PulteGroup, Inc.	218,695	5,417
Sodexo SA	31,430	3,333
Target Corp.	35,829	3,160
Thor Industries, Inc.	38,620	3,233

Total		36,764

Consumer Staples (7.6%)
Conagra Brands, Inc.	236,702	8,041
General Mills, Inc.	62,022	2,662
The J.M. Smucker Co.	28,594	2,934
Kellogg Co.	76,094	5,328
Kimberly-Clark Corp.	44,210	5,024
Molson Coors Brewing Co. - Class B	44,655	2,746
Mondelez International, Inc.	135,551	5,823
Sysco Corp.	91,133	6,676
US Foods Holding Corp. *	73,587	2,268

Total		41,502

Energy (9.5%)
Anadarko Petroleum Corp.	83,499	5,629
Baker Hughes	214,768	7,266
Cimarex Energy Co.	64,021	5,950
Devon Energy Corp.	162,210	6,479
EQT Corp.	180,297	7,974
Exxon Mobil Corp.	122,175	3,954
Halliburton Co.	73,968	2,998
Helmerich & Payne, Inc.	34,469	2,370
National Oilwell Varco, Inc.	39,954	1,721
Noble Energy, Inc.	243,450	7,593

Total		51,934

Financials (22.8%)
AFLAC, Inc.	84,136	3,960
Ameriprise Financial, Inc.	57,528	8,495
Arthur J. Gallagher & Co.	60,174	4,479
Bank of Hawaii Corp.	92,122	7,269
BB&T Corp.	224,989	10,921
Brown & Brown, Inc.	113,304	3,350
Capitol Federal Financial, Inc.	378,868	4,827
Chubb, Ltd.	60,109	8,033
Comerica, Inc.	24,893	2,245

Common Stocks (94.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
Commerce Bancshares, Inc.	92,479	6,106
Invesco, Ltd.	485,005	11,097
M&T Bank Corp.	44,502	7,322
Northern Trust Corp.	115,784	11,825
ProAssurance Corp.	85,528	4,016
Prosperity Bancshares, Inc.	24,779	1,718
Reinsurance Group of America, Inc.	32,522	4,701
State Street Corp.	36,424	3,052
SunTrust Banks, Inc.	86,104	5,751
Torchmark Corp.	21,743	1,885
The Travelers Cos., Inc.	11,553	1,499
UMB Financial Corp.	87,906	6,233
Westamerica Bancorporation	99,037	5,958

Total		124,742

Health Care (8.7%)
Cardinal Health, Inc.	141,390	7,635
Cerner Corp. *	33,932	2,186
Henry Schein, Inc. *	66,038	5,615
LifePoint Health, Inc. *	2,518	162
McKesson Corp.	41,237	5,470
Quest Diagnostics, Inc.	27,945	3,016
Siemens Healthineers AG *	54,016	2,375
Steris PLC	29,241	3,345
Zimmer Biomet Holdings, Inc.	134,243	17,649

Total		47,453

Industrials (16.7%)
Atlas Copco AB	115,360	3,078
Cummins, Inc.	42,811	6,253
Eaton Corp. PLC	63,196	5,481
Emerson Electric Co.	85,350	6,536
Heartland Express, Inc.	261,345	5,156
Hubbell, Inc.	94,550	12,629
IMI, PLC	357,959	5,118
Ingersoll-Rand PLC	42,948	4,394
Johnson Controls International PLC	236,706	8,285
MSC Industrial Direct Co., Inc. - Class A	91,209	8,037
Norfolk Southern Corp.	12,081	2,181
nVent Electric PLC	85,393	2,319
PACCAR, Inc.	49,009	3,342
Republic Services, Inc.	50,401	3,662
Schneider Electric SE	48,563	3,908
Southwest Airlines Co.	105,482	6,587
Textron, Inc.	59,793	4,273

Total		91,239

Common Stocks (94.5%)	Shares/ Par +	Value $ (000’s)
Information Technology (5.8%)
Applied Materials, Inc.	50,355	1,946
HP, Inc.	151,700	3,909
Keysight Technologies, Inc. *	38,951	2,582
Lam Research Corp.	24,572	3,728
Maxim Integrated Products, Inc.	134,040	7,558
Microchip Technology, Inc.	67,338	5,314
TE Connectivity, Ltd.	58,167	5,115
Teradyne, Inc.	42,768	1,581

Total		31,733

Materials (5.7%)
Bemis Co., Inc.	10,997	534
Graphic Packaging Holding Co.	535,689	7,505
Orkla ASA	817,659	6,908
Sonoco Products Co.	117,597	6,527
WestRock Co.	179,226	9,578

Total		31,052

Real Estate (3.8%)
American Tower Corp.	12,242	1,779
Empire State Realty Trust, Inc. - Class A	110,602	1,837
MGM Growth Properties LLC - Class A	158,790	4,683
Piedmont Office Realty Trust, Inc. - Class A	212,132	4,015
Weyerhaeuser Co.	262,259	8,463

Total		20,777

Utilities (7.2%)
Ameren Corp.	75,522	4,774
Atmos Energy Corp.	33,262	3,124
Edison International	72,497	4,907
Eversource Energy	44,436	2,730
NorthWestern Corp.	119,658	7,019
Pinnacle West Capital Corp.	67,549	5,349
Spire, Inc.	47,155	3,468
Xcel Energy, Inc.	174,656	8,245

Total		39,616

Total Common Stocks (Cost: $476,509)		516,812

Mid Cap Value Portfolio

Investment Companies (2.8%)	Shares/ Par +	Value $ (000’s)
Investment Companies (2.8%)
iShares Russell Midcap Value Index Fund	170,916	15,427

Total		15,427

Total Investment Companies (Cost: $15,267)		15,427

Short-Term Investments (2.9%)
Commercial Paper (2.9%)
LMA SA / LMA Americas LLC 0.000%, 10/1/18	15,512,000	15,509

Total		15,509

Money Market Funds (0.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.970% #	3,745	4

Total		4

Total Short-Term Investments (Cost: $15,514)		15,513

Total Investments (100.2%) (Cost: $507,290)@		547,752

Other Assets, Less Liabilities (-0.2%)		(830)

Net Assets (100.0%)		546,922

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)		Unrealized (Depreciation) (000’s)		Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services, Inc.	CAD	4,390	3,406	12/18	$—	P	$—	P	$—	P
Sell	Morgan Stanley Capital Services, Inc.	EUR	7,063	8,265	12/18	99		—		99
Buy	Morgan Stanley Capital Services, Inc.	GBP	103	135	12/18	—		(2)		(2)
Sell	Morgan Stanley Capital Services, Inc.	GBP	3,447	4,514	12/18	70		—		70
Sell	Morgan Stanley Capital Services, Inc.	JPY	316,429	2,805	12/18	27		—		27
Sell	Goldman Sachs International	NOK	48,859	6,026	12/18	—		(17)		(17)
Sell	Goldman Sachs International	SEK	22,163	2,513	12/18	29		—		29

						$225		$(19)		$206

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	$225	—	$225	$(19)	—	—	$(19)

Mid Cap Value Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2018.
@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $507,290 and the net unrealized appreciation of investments based on that cost was $40,668 which is comprised of $59,303 aggregate gross unrealized appreciation and $18,635 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

P	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$516,812	$—	$—
Investment Companies	15,427	—	—
Short-Term Investments
Money Market Funds	4	—	—
All Others	—	15,509	—
Other Financial Instruments^
Forward Currency Contracts	—	225	—

Total Assets:	$532,243	$15,734	$—

Liabilities:
Other Financial Instruments^
Forward Currency Contracts	—	(19)	—

Total Liabilities:	$—	$(19)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Small Cap Growth Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.8%)
ORBCOMM, Inc. *	195,103	2,119
TrueCar, Inc. *	261,299	3,684
Vonage Holdings Corp. *	306,967	4,347
Yelp, Inc. *	45,000	2,214

Total		12,364

Consumer Discretionary (14.1%)
Caleres, Inc.	110,929	3,978
Carter’s, Inc.	60,797	5,995
Cooper Tire & Rubber Co.	96,875	2,742
Core-Mark Holding Co., Inc.	141,277	4,798
Dunkin’ Brands Group, Inc.	70,259	5,179
Etsy, Inc. *	137,642	7,072
Five Below, Inc. *	42,682	5,551
Floor & Decor Holdings, Inc. *	136,809	4,128
Installed Building Products, Inc. *	98,738	3,851
Marriott Vacations Worldwide Corp.	52,551	5,873
The Michaels Cos., Inc. *	158,031	2,565
Oxford Industries, Inc.	59,063	5,327
Skyline Champion Corp.	43,700	1,248
Steven Madden, Ltd.	142,229	7,524
Tenneco, Inc.	113,473	4,782
TopBuild Corp. *	90,722	5,155
Visteon Corp. *	36,744	3,413
Wingstop, Inc.	110,040	7,512
Wolverine World Wide, Inc.	206,216	8,053

Total		94,746

Consumer Staples (3.5%)
Casey’s General Stores, Inc.	22,740	2,936
Edgewell Personal Care Co. *	90,601	4,188
Hostess Brands, Inc. *	277,503	3,072
Performance Food Group Co. *	160,697	5,351
Post Holdings, Inc. *	38,097	3,735
PriceSmart, Inc.	53,510	4,332

Total		23,614

Energy (2.1%)
Newfield Exploration Co. *	130,443	3,761
PDC Energy, Inc. *	64,265	3,146
ProPetro Holding Corp. *	160,700	2,650

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Energy continued
WildHorse Resource Development Corp. *	199,914	4,726

Total		14,283

Financials (7.8%)
Blucora, Inc. *	109,640	4,413
Evercore, Inc. - Class A	54,371	5,467
First Busey Corp.	101,747	3,159
First Hawaiian, Inc.	125,849	3,418
Great Western Bancorp, Inc.	75,396	3,181
IBERIABANK Corp.	57,358	4,666
James River Group Holdings, Ltd.	126,099	5,374
MGIC Investment Corp. *	408,023	5,431
OneMain Holdings, Inc. *	74,404	2,501
Seacoast Banking Corp. of Florida *	109,390	3,194
SLM Corp. *	400,136	4,461
Sterling Bancorp	215,806	4,748
Triumph Bancorp, Inc. *	63,577	2,429

Total		52,442

Health Care (27.4%)
Abeona Therapeutics, Inc. *	106,156	1,359
Aerie Pharmaceuticals, Inc. *	67,607	4,161
Agios Pharmaceuticals, Inc. *	27,997	2,159
Amicus Therapeutics, Inc. *	301,009	3,639
Amneal Pharmaceuticals, Inc. *	206,620	4,585
Aptinyx, Inc. *	63,109	1,828
Arena Pharmaceuticals, Inc. *	86,603	3,985
Assembly Biosciences, Inc. *	48,150	1,788
AtriCure, Inc. *	128,938	4,517
Audentes Therapeutics, Inc. *	70,688	2,799
Blueprint Medicines Corp. *	62,593	4,886
Cardiovascular Systems, Inc. *	110,472	4,324
Catalent, Inc. *	141,252	6,434
Coherus Biosciences, Inc. *	94,374	1,557
Cytokinetics, Inc. *	136,187	1,341
Dermira, Inc. *	141,959	1,547
Five Prime Therapeutics, Inc. *	117,316	1,633

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Flexion Therapeutics, Inc. *	74,270	1,390
G1 Therapeutics, Inc. *	46,220	2,417
Globus Medical, Inc. - Class A *	135,086	7,667
GlycoMimetics, Inc. *	87,330	1,258
Haemonetics Corp. *	39,895	4,571
Heron Therapeutics, Inc. *	117,872	3,731
HMS Holdings Corp. *	204,449	6,708
ICU Medical, Inc. *	15,972	4,516
Insulet Corp. *	67,046	7,104
Integra LifeSciences Holdings Corp. *	80,998	5,335
Intersect ENT, Inc. *	160,022	4,601
Ironwood Pharmaceuticals, Inc. *	44,991	831
Karyopharm Therapeutics, Inc. *	59,046	1,006
LivaNova PLC *	28,299	3,508
Loxo Oncology, Inc. *	39,469	6,742
Madrigal Pharmaceuticals, Inc. *	5,543	1,187
The Medicines Co. *	89,770	2,685
Medidata Solutions, Inc. *	52,276	3,832
Merit Medical Systems, Inc. *	111,440	6,848
Molina Healthcare, Inc. *	16,881	2,510
MyoKardia, Inc. *	69,959	4,561
Nanostring Technologies, Inc. *	169,871	3,029
Omnicell, Inc. *	109,251	7,855
OraSure Technologies, Inc. *	195,672	3,023
Orthofix Medical, Inc. *	53,324	3,083
Portola Pharmaceuticals, Inc. *	74,876	1,994
The Providence Service Corp. *	41,661	2,803
REGENXBIO, Inc. *	45,353	3,424
Revance Therapeutics, Inc. *	69,347	1,723
Rigel Pharmaceuticals, Inc. *	469,492	1,507
Spark Therapeutics, Inc. *	49,722	2,712
Syneos Health, Inc. *	106,419	5,486
Teladoc, Inc. *	31,275	2,701
U.S. Physical Therapy, Inc.	29,645	3,516

Small Cap Growth Stock Portfolio

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Ultragenyx Pharmaceutical, Inc. *	68,447	5,225

Total		183,631

Industrials (17.0%)
Advanced Disposal Services, Inc. *	112,220	3,039
Aerojet Rocketdyne Holdings, Inc. *	135,424	4,603
Altra Industrial Motion Corp.	118,523	4,895
American Woodmark Corp. *	40,787	3,200
Applied Industrial Technologies, Inc.	63,071	4,935
Armstrong World Industries, Inc. *	74,079	5,156
ASGN, Inc. *	80,422	6,348
Astec Industries, Inc.	49,831	2,512
AZZ, Inc.	62,408	3,152
BMC Stock Holdings, Inc. *	130,477	2,433
Clean Harbors, Inc. *	73,821	5,284
Evoqua Water Technologies Corp. *	146,406	2,603
Exponent, Inc.	125,024	6,701
Generac Holdings, Inc. *	82,898	4,676
Genesee & Wyoming, Inc. - Class A *	55,081	5,012
Huron Consulting Group, Inc. *	58,580	2,894
ITT, Inc.	100,977	6,186
JELD-WEN Holding, Inc. *	155,355	3,831
John Bean Technologies Corp.	69,002	8,232
Knight-Swift Transportation Holdings	47,159	1,626
Marten Transport, Ltd.	147,665	3,108
Mercury Systems, Inc. *	77,658	4,296
Milacron Holdings Corp. *	195,025	3,949
MSA Safety, Inc.	51,756	5,509
Rexnord Corp. *	154,544	4,760
SiteOne Landscape Supply, Inc. *	35,438	2,670
Welbilt, Inc. *	104,866	2,190

Total		113,800

Information Technology (19.1%)
2U, Inc. *	52,244	3,928
8x8, Inc. *	148,165	3,148
Alteryx, Inc. *	34,129	1,952
Blackbaud, Inc.	38,574	3,914
CACI International, Inc. - Class A *	27,964	5,150
Carbonite, Inc. *	108,993	3,886

Common Stocks (98.1%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Cirrus Logic, Inc. *	61,573	2,377
Cloudera, Inc. *	250,421	4,420
Cohu, Inc.	134,595	3,378
CTS Corp.	64,509	2,213
Diodes, Inc. *	92,181	3,069
Entegris, Inc.	157,473	4,559
EPAM Systems, Inc. *	22,931	3,158
ePlus, Inc. *	53,538	4,963
Everbridge, Inc. *	83,621	4,820
Fair Isaac Corp. *	27,231	6,224
Five9, Inc. *	112,702	4,924
ForeScout Technologies, Inc. *	93,428	3,528
FormFactor, Inc. *	309,721	4,259
HubSpot, Inc. *	35,869	5,414
II-VI, Inc. *	66,328	3,137
Instructure, Inc. *	89,266	3,160
LiveRamp Holdings, Inc. *	112,478	5,557
Lumentum Holdings, Inc. *	54,207	3,250
MINDBODY, Inc. *	94,323	3,834
MongoDB, Inc. *	48,817	3,981
Paylocity Holding Corp. *	73,330	5,890
Pegasystems, Inc.	85,405	5,346
Pivotal Software, Inc. - Class A *	111,087	2,175
Q2 Holdings, Inc. *	42,256	2,559
Rogers Corp. *	31,239	4,602
Science Applications International Corp.	63,057	5,082

Total		127,857

Materials (3.3%)
Boise Cascade Co.	80,932	2,978
Graphic Packaging Holding Co.	288,170	4,037
Louisiana-Pacific Corp.	115,640	3,063
Omnova Solutions, Inc. *	239,282	2,357
PolyOne Corp.	150,811	6,594
Summit Materials, Inc. - Class A *	173,235	3,150

Total		22,179

Real Estate (2.0%)
CoreSite Realty Corp.	22,671	2,520
Corporate Office Properties Trust	85,509	2,551
HFF, Inc. - Class A	102,525	4,355
Sunstone Hotel Investors, Inc.	254,337	4,161

Total		13,587

Total Common Stocks (Cost: $505,036)		658,503

Investment Companies (0.9%)	Shares/ Par +	Value $ (000’s)
Investment Companies (0.9%)
iShares Russell 2000 Growth Index Fund	28,007	6,023

Total		6,023

Total Investment Companies (Cost: $5,765)		6,023

Short-Term Investments (0.7%)
Money Market Funds (0.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.970% #	5,002,677	5,003

Total		5,003

Total Short-Term Investments (Cost: $5,003)		5,003

Total Investments (99.7%) (Cost: $515,804)@		669,529

Other Assets, Less Liabilities (0.3%)		1,690

Net Assets (100.0%)		671,219

Small Cap Growth Stock Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2018.
@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $515,804 and the net unrealized appreciation of investments based on that cost was $153,725 which is comprised of $175,638 aggregate gross unrealized appreciation and $21,913 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$658,503	$—	$—
Investment Companies	6,023	—	—
Short-Term Investments	5,003	—	—

Total Assets:	$669,529	$—	$—

Index 600 Stock Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Common Stocks (92.5%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.9%)
ATN International, Inc.	3,215	238
Cincinnati Bell, Inc. *	14,862	237
Cogent Communications Holdings, Inc.	12,388	691
Consolidated Communications Holdings, Inc.	21,112	275
The E.W. Scripps Co. - Class A	17,015	281
Frontier Communications Corp.	31,352	204
Gannett Co., Inc.	33,481	335
Iridium Communications, Inc. *	28,550	642
The Marcus Corp.	5,832	245
New Media Investment Group, Inc.	16,079	252
QuinStreet, Inc. *	10,894	148
Scholastic Corp.	8,203	383
Spok Holdings, Inc.	5,362	83
Vonage Holdings Corp. *	65,167	923
XO Group, Inc. *	7,292	251

Total		5,188

Consumer Discretionary (13.2%)
Abercrombie & Fitch Co. - Class A	19,845	419
American Axle & Manufacturing Holdings, Inc. *	33,093	577
American Public Education, Inc. *	4,866	161
Asbury Automotive Group, Inc. *	6,031	415
Ascena Retail Group, Inc. *	51,162	234
Barnes & Noble Education, Inc. *	10,704	62
Barnes & Noble, Inc.	16,876	98
Belmond, Ltd. - Class A *	26,541	484
Big 5 Sporting Goods Corp.	5,969	30
BJ’s Restaurants, Inc.	6,228	450
The Buckle, Inc.	8,424	194
Caleres, Inc.	12,796	459
Callaway Golf Co.	26,304	639
Career Education Corp. *	20,659	308
The Cato Corp. - Class A	6,788	143
Cavco Industries, Inc. *	2,526	639
Chico’s FAS, Inc.	37,245	323

Common Stocks (92.5%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
The Children’s Place, Inc.	4,859	621
Chuy’s Holdings, Inc. *	5,021	132
Cooper Tire & Rubber Co.	14,833	420
Cooper-Standard Holding, Inc. *	4,910	589
Core-Mark Holding Co., Inc.	13,610	462
Crocs, Inc. *	20,176	430
Dave & Buster’s Entertainment, Inc.	11,666	772
DineEquity, Inc.	5,244	426
Dorman Products, Inc. *	8,653	666
DSW, Inc. - Class A	20,210	685
El Pollo Loco Holdings, Inc. *	6,521	82
Ethan Allen Interiors, Inc.	7,310	152
Express, Inc. *	22,082	244
Fiesta Restaurant Group, Inc. *	6,948	186
Fossil Group, Inc. *	13,463	313
Fox Factory Holding Corp. *	11,207	785
Francesca’s Holdings Corp. *	10,687	40
GameStop Corp. - Class A	30,185	461
Genesco, Inc. *	5,901	278
Gentherm, Inc. *	10,804	491
G-III Apparel Group, Ltd. *	12,386	597
Group 1 Automotive, Inc.	5,605	364
Guess?, Inc.	16,806	380
Haverty Furniture Cos., Inc.	5,690	126
Hibbett Sports, Inc. *	5,614	106
Installed Building Products, Inc. *	6,555	256
iRobot Corp. *	8,120	893
J.C. Penney Co., Inc. *	93,277	155
Kirkland’s, Inc. *	4,647	47
La-Z-Boy, Inc.	13,834	437
LCI Industries	7,472	619
LGI Homes, Inc. *	5,499	261
Liquidity Services, Inc. *	7,614	48
Lithia Motors, Inc. - Class A	6,876	561
Lumber Liquidators Holdings, Inc. *	8,471	131
M.D.C. Holdings, Inc.	13,378	396
M/I Homes, Inc. *	8,466	203

Common Stocks (92.5%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
MarineMax, Inc. *	6,670	142
Meritage Homes Corp. *	11,322	452
Monarch Casino & Resort, Inc. *	3,498	159
Monro Muffler Brake, Inc.	9,744	678
Motorcar Parts of America, Inc. *	5,605	131
Movado Group, Inc.	4,897	205
Nautilus, Inc. *	8,963	125
Nutrisystem, Inc.	8,724	323
Office Depot, Inc.	164,286	527
Oxford Industries, Inc.	5,018	453
Penn National Gaming, Inc. *	25,185	829
Perry Ellis International, Inc. *	3,624	99
PetMed Express, Inc.	6,129	202
Red Robin Gourmet Burgers, Inc. *	3,851	155
Regis Corp. *	9,816	200
Rent-A-Center, Inc. *	13,159	189
Restoration Hardware, Inc. *	5,797	759
Ruth’s Hospitality Group, Inc.	8,453	267
Shake Shack, Inc. - Class A *	7,617	480
Shoe Carnival, Inc.	3,096	119
Shutterfly, Inc. *	9,909	653
Shutterstock, Inc.	5,491	300
Sleep Number Corp. *	10,339	380
Sonic Automotive, Inc. - Class A	7,000	135
Sonic Corp.	10,158	440
Stamps.com, Inc. *	5,057	1,144
Standard Motor Products, Inc.	5,981	294
Steven Madden, Ltd.	15,774	834
Strategic Education, Inc.	6,375	874
Sturm, Ruger & Co., Inc.	5,173	357
Superior Industries International, Inc.	6,820	116
Tailored Brands, Inc.	14,756	372
The Tile Shop Holdings, Inc.	11,556	83
TopBuild Corp. *	10,560	600
Unifi, Inc. *	4,292	122
Universal Electronics, Inc. *	4,098	161
Vera Bradley, Inc. *	6,441	98
Vista Outdoor, Inc. *	17,046	305
Vitamin Shoppe, Inc. *	4,633	46

Index 600 Stock Portfolio

Common Stocks (92.5%)	Shares/ Par +	Value $ (000’s)
Consumer Discretionary continued
William Lyon Homes - Class A *	9,825	156
Wingstop, Inc.	8,674	592
Winnebago Industries, Inc.	8,501	282
Wolverine World Wide, Inc.	28,175	1,100
Zumiez, Inc. *	5,595	147

Total		35,535

Consumer Staples (3.0%)
The Andersons, Inc.	7,798	294
Avon Products, Inc. *	131,068	288
B&G Foods, Inc.	19,536	536
Calavo Growers, Inc.	4,633	448
Cal-Maine Foods, Inc.	8,961	433
Central Garden & Pet Co. *	3,059	110
Central Garden & Pet Co. - Class A *	12,104	401
Coca-Cola Bottling Co. Consolidated	1,375	251
Darling Ingredients, Inc. *	48,788	943
Dean Foods Co.	27,074	192
Inter Parfums, Inc.	5,104	329
J & J Snack Foods Corp.	4,436	669
John B. Sanfilippo & Son, Inc.	2,592	185
Medifast, Inc.	3,541	785
MGP Ingredients, Inc.	3,744	296
Seneca Foods Corp. - Class A *	2,003	67
SpartanNash Co.	10,647	214
SUPERVALU, Inc. *	11,464	369
Universal Corp.	7,395	481
WD-40 Co.	4,110	707

Total		7,998

Energy (4.0%)
Archrock, Inc.	38,346	468
Bonanza Creek Energy, Inc. *	5,539	165
Bristow Group, Inc. *	10,597	129
C&J Energy Services, Inc. *	18,837	392
CARBO Ceramics, Inc. *	6,329	46
Carrizo Oil & Gas, Inc. *	25,245	636
Cloud Peak Energy, Inc. *	22,454	52
CONSOL Energy, Inc. *	8,297	339
Denbury Resources, Inc. *	136,488	846
ERA Group, Inc. *	6,041	75
Exterran Corp. *	9,312	247
Geospace Technologies Corp. *	4,029	55
Green Plains, Inc.	11,539	198

Common Stocks (92.5%)	Shares/ Par +	Value $ (000’s)
Energy continued
Gulf Island Fabrication, Inc.	4,056	40
Helix Energy Solutions Group, Inc. *	41,253	408
HighPoint Resources Corp. *	32,728	160
KLX Energy Services Holdings, Inc. *	6,014	192
Laredo Petroleum, Inc. *	45,291	370
Matrix Service Co. *	7,957	196
Newpark Resources, Inc. *	26,832	278
Noble Corp. PLC *	73,123	514
Oil States International, Inc. *	17,774	590
Par Pacific Holdings, Inc. *	8,293	169
PDC Energy, Inc. *	19,578	958
Penn Virginia Corp. *	3,971	320
Pioneer Energy Services Corp. *	23,175	68
ProPetro Holding Corp. *	21,784	359
Renewable Energy Group, Inc. *	11,040	318
REX American Resources Corp. *	1,694	128
Ring Energy, Inc. *	16,820	167
SEACOR Holdings, Inc. *	5,076	251
SRC Energy, Inc. *	71,859	639
TETRA Technologies, Inc. *	37,239	168
Unit Corp. *	16,026	418
US Silica Holdings, Inc.	22,957	432

Total		10,791

Financials (15.9%)
Ambac Financial Group, Inc. *	13,432	274
American Equity Investment Life Holding Co.	26,750	946
Ameris Bancorp	11,827	540
AMERISAFE, Inc.	5,710	354
Appollo Commercial Real Estate Finance, Inc.	33,171	626
ARMOUR Residential REIT, Inc.	12,423	279
Axos Financial, Inc. *	16,369	563
Banc of California, Inc.	12,639	239
Banner Corp.	9,579	596
Berkshire Hills Bancorp, Inc.	11,979	488
Blucora, Inc. *	14,117	568
Boston Private Financial Holdings, Inc.	25,057	342
Brookline Bancorp, Inc.	23,828	398

Common Stocks (92.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
Capstead Mortgage Corp.	27,409	217
Central Pacific Financial Corp.	8,718	230
City Holding Co.	4,580	352
Columbia Banking System, Inc.	21,710	842
Community Bank System, Inc.	15,143	925
Customers Bancorp, Inc. *	8,633	203
CVB Financial Corp.	30,347	677
Dime Community Bancshares	9,434	168
Donnelley Financial Solutions, Inc. *	10,074	181
eHealth, Inc. *	4,773	135
Employers Holdings, Inc.	9,707	440
Encore Capital Group, Inc. *	7,584	272
Enova International, Inc. *	10,120	291
EZCORP, Inc. - Class A *	15,258	163
Fidelity Southern Corp.	6,531	162
First BanCorp *	64,352	586
First Commonwealth Financial Corp.	29,739	480
First Financial Bancorp.	29,008	862
First Financial Bankshares, Inc.	20,051	1,185
First Midwest Bancorp, Inc.	30,566	813
FirstCash, Inc.	13,134	1,077
Franklin Financial Network, Inc. *	3,606	141
Glacier Bancorp, Inc.	25,043	1,079
Granite Point Mortgage Trust, Inc.	12,876	248
Great Western Bancorp, Inc.	17,456	736
Green Bancorp, Inc.	7,849	173
Green Dot Corp. - Class A *	14,018	1,245
Greenhill & Co., Inc.	5,683	150
Hanmi Financial Corp.	9,634	240
HCI Group, Inc.	2,173	95
Heritage Financial Corp. of Washington	9,832	346
HomeStreet, Inc. *	7,996	212
Hope Bancorp, Inc.	36,587	592
Horace Mann Educators Corp.	12,153	546
Independent Bank Corp.	8,160	674
INTL FCStone, Inc. *	4,706	227
Invesco Mortgage Capital, Inc.	33,080	523
Investment Technology Group, Inc.	9,775	212

Index 600 Stock Portfolio

Common Stocks (92.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
James River Group Holdings, Ltd.	8,868	378
LegacyTexas Financial Group, Inc.	13,325	568
Maiden Holdings, Ltd.	20,448	58
Meta Financial Group, Inc.	2,709	224
National Bank Holding Corp. - Class A	7,650	288
The Navigators Group, Inc.	6,880	475
NBT Bancorp, Inc.	12,935	496
New York Mortgage Trust, Inc.	41,204	251
NMI Holdings, Inc. - Class A *	19,483	441
Northfield Bancorp, Inc.	13,932	222
Northwest Bancshares, Inc.	30,567	529
OFG Bancorp	13,032	210
Old National Bancorp	45,142	871
Opus Bank	6,401	175
Oritani Financial Corp.	11,631	181
Pacific Premier Bancorp, Inc. *	13,310	495
PennyMac Mortgage Investment Trust	18,060	366
Piper Jaffray Cos., Inc.	4,495	343
PRA Group, Inc. *	13,423	483
Preferred Bank	4,132	242
ProAssurance Corp.	15,887	746
Provident Financial Services, Inc.	18,216	447
Redwood Trust, Inc.	24,572	399
RLI Corp.	11,562	909
S&T Bancorp, Inc.	10,373	450
Safety Insurance Group, Inc.	4,303	386
Seacoast Banking Corp. of Florida *	13,975	408
Selective Insurance Group, Inc.	17,433	1,107
ServisFirst Bancshares, Inc.	13,548	530
Simmons First National Corp. - Class A	27,345	805
Southside Bancshares, Inc.	9,773	340
Stewart Information Services Corp.	7,035	317
Third Point Reinsurance, Ltd. *	23,321	303
Tompkins Financial Corp.	3,667	298
Triumph Bancorp, Inc. *	7,160	273
TrustCo Bank Corp.	28,605	243
United Community Banks, Inc.	23,450	654
United Fire Group, Inc.	6,309	320
United Insurance Holdings Corp.	6,344	142

Common Stocks (92.5%)	Shares/ Par +	Value $ (000’s)
Financials continued
Universal Insurance Holdings, Inc.	9,506	462
Virtus Investment Partners, Inc.	2,123	241
Waddell & Reed Financial, Inc. - Class A	23,633	501
Walker & Dunlop, Inc.	8,523	451
Westamerica Bancorporation	7,903	475
WisdomTree Investments, Inc.	34,472	292
World Acceptance Corp. *	1,842	211

Total		42,919

Health Care (11.0%)
Aceto Corp.	9,122	21
Acorda Therapeutics, Inc. *	11,678	229
AMAG Pharmaceuticals, Inc. *	10,214	204
Amedisys, Inc. *	8,584	1,073
AMN Healthcare Services, Inc. *	14,072	770
Amphastar Pharmaceuticals, Inc. *	10,279	198
AngioDynamics, Inc. *	10,985	239
ANI Pharmaceuticals, Inc. *	2,451	139
Anika Therapeutics, Inc. *	4,321	182
Assertio Therapeutics, Inc. *	18,939	111
BioTelemetry, Inc. *	9,696	625
Cambrex Corp. *	9,854	674
Community Health Systems, Inc. *	34,447	119
Computer Programs and Systems, Inc.	3,548	95
CONMED Corp.	7,663	607
Corcept Therapeutics, Inc. *	31,292	439
CorVel Corp. *	2,741	165
Cross Country Healthcare, Inc. *	10,754	94
CryoLife, Inc. *	10,025	353
Cutera, Inc. *	4,100	133
Cytokinetics, Inc. *	16,186	159
Diplomat Pharmacy, Inc. *	16,756	325
Eagle Pharmaceuticals, Inc. *	3,301	229
Emergent Biosolutions, Inc. *	13,043	859
Enanta Pharmaceuticals, Inc. *	4,651	397

Common Stocks (92.5%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Endo International PLC *	59,053	994
Ensign Group, Inc.	14,508	550
HealthStream, Inc.	7,566	235
Heska Corp. *	2,000	227
HMS Holdings Corp. *	24,730	811
Innoviva, Inc. *	20,152	307
Integer Holdings Corp. *	8,768	727
Invacare Corp.	9,846	143
Lannett Co., Inc. *	10,028	48
Lantheus Holdings, Inc. *	11,348	170
LeMaitre Vascular, Inc.	4,671	181
LHC Group, Inc. *	8,634	889
Ligand Pharmaceuticals, Inc. - Class B *	6,253	1,716
Luminex Corp.	12,292	373
Magellan Health, Inc. *	7,276	524
The Medicines Co. *	19,460	582
Meridian Bioscience, Inc.	12,562	187
Merit Medical Systems, Inc. *	16,218	997
MiMedx Group, Inc. *	30,268	187
Momenta Pharmaceuticals, Inc. *	23,205	610
Myriad Genetics, Inc. *	21,014	967
Natus Medical, Inc. *	9,908	353
Neogen Corp. *	15,359	1,099
NextGen Healthcare, Inc. *	14,080	283
Omnicell, Inc. *	11,636	837
OraSure Technologies, Inc. *	18,126	280
Orthofix Medical, Inc. *	5,603	324
Owens & Minor, Inc.	18,465	305
Phibro Animal Health Corp. - Class A	5,962	256
Progenics Pharmaceuticals, Inc. *	24,845	156
The Providence Service Corp. *	3,264	220
Quorum Health Corp. *	7,414	43
REGENXBIO, Inc. *	8,705	657
Repligen Corp. *	11,552	641
Select Medical Holdings Corp. *	32,090	590
Spectrum Pharmaceuticals, Inc. *	29,290	492
Supernus Pharmaceuticals, Inc. *	15,471	779
Surmodics, Inc. *	3,956	295
Tabula Rasa HealthCare, Inc. *	4,978	404

Index 600 Stock Portfolio

Common Stocks (92.5%)	Shares/ Par +	Value $ (000’s)
Health Care continued
Tactile Systems Technology, Inc. *	4,943	351
Tivity Health, Inc. *	11,854	381
U.S. Physical Therapy, Inc.	3,759	446
Vanda Pharmaceuticals, Inc. *	15,477	355
Varex Imaging Corp. *	11,263	323

Total		29,734

Industrials (18.4%)
AAON, Inc.	12,079	457
AAR Corp.	9,573	458
ABM Industries, Inc.	19,512	629
Actuant Corp. - Class A	18,043	503
Aegion Corp. *	9,574	243
Aerojet Rocketdyne Holdings, Inc. *	20,609	700
Aerovironment, Inc. *	6,311	708
Alamo Group, Inc.	2,850	261
Albany International Corp. - Class A	8,593	683
Allegiant Travel Co.	3,784	480
American Woodmark Corp. *	4,640	364
Apogee Enterprises, Inc.	8,377	346
Applied Industrial Technologies, Inc.	11,473	898
ArcBest Corp.	7,610	369
ASGN, Inc. *	15,512	1,224
Astec Industries, Inc.	6,843	345
Atlas Air Worldwide Holdings, Inc. *	7,578	483
Axon Enterprise, Inc. *	17,280	1,182
AZZ, Inc.	7,712	389
Barnes Group, Inc.	13,955	991
Brady Corp. - Class A	14,282	625
Briggs & Stratton Corp.	12,560	242
Chart Industries, Inc. *	9,185	719
CIRCOR International, Inc.	5,878	279
Comfort Systems USA, Inc.	11,036	622
Cubic Corp.	7,429	543
DXP Enterprises, Inc. *	4,688	188
Echo Global Logistics, Inc. *	8,459	262
Encore Wire Corp.	6,178	309
Engility Holdings, Inc. *	5,367	193
EnPro Industries, Inc.	6,211	453
ESCO Technologies, Inc.	7,678	522
Essendant, Inc.	9,721	125
Exponent, Inc.	15,419	826
Federal Signal Corp.	17,837	478
Forrester Research, Inc.	2,999	138
Forward Air Corp.	8,696	623

Common Stocks (92.5%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Franklin Electric Co., Inc.	11,489	543
FTI Consulting, Inc. *	11,321	829
Gibraltar Industries, Inc. *	9,481	432
The Greenbrier Cos., Inc.	9,538	573
Griffon Corp.	10,002	162
Harsco Corp. *	23,955	684
Hawaiian Holdings, Inc.	15,034	603
Heartland Express, Inc.	14,080	278
Heidrick & Struggles International, Inc.	5,618	190
Hillenbrand, Inc.	18,463	966
Hub Group, Inc. - Class A *	9,991	456
Insperity, Inc.	11,304	1,333
Insteel Industries, Inc.	5,372	193
Interface, Inc.	17,628	412
John Bean Technologies Corp.	9,365	1,117
Kaman Corp.	8,295	554
Kelly Services, Inc. - Class A	9,223	222
Korn / Ferry International	16,872	831
Lindsay Corp.	3,187	319
LSC Communications, Inc.	9,888	109
Lydall, Inc. *	5,150	222
Marten Transport, Ltd.	11,499	242
Matson, Inc.	12,651	501
Matthews International Corp. - Class A	9,510	477
Mercury Systems, Inc. *	14,345	794
Mobile Mini, Inc.	13,232	580
Moog, Inc. - Class A	9,620	827
Mueller Industries, Inc.	17,064	494
Multi-Color Corp.	4,130	257
MYR Group, Inc. *	4,909	160
National Presto Industries, Inc.	1,489	193
Navigant Consulting, Inc.	13,335	307
Orion Group Holdings, Inc. *	8,561	65
Patrick Industries, Inc. *	6,905	409
PGT Innovations, Inc. *	17,217	372
Powell Industries, Inc.	2,583	94
Proto Labs, Inc. *	8,008	1,295
Quanex Building Products Corp.	10,420	190
Raven Industries, Inc.	10,638	487
Resources Connection, Inc.	8,891	148
RR Donnelley & Sons Co.	20,860	113
Saia, Inc. *	7,613	582
Simpson Manufacturing Co., Inc.	12,354	895

Common Stocks (92.5%)	Shares/ Par +	Value $ (000’s)
Industrials continued
SkyWest, Inc.	15,431	909
SPX Corp. *	12,756	425
SPX Flow, Inc. *	12,607	656
Standex International Corp.	3,800	396
Team, Inc. *	8,896	200
Tennant Co.	5,355	407
Tetra Tech, Inc.	16,396	1,120
Titan International, Inc.	14,908	111
Trex Co., Inc. *	17,401	1,340
Triumph Group, Inc.	14,759	344
TrueBlue, Inc. *	12,038	314
UniFirst Corp.	4,571	794
Universal Forest Products, Inc.	18,262	645
US Ecology, Inc.	6,514	480
Veritiv Corp. *	3,334	121
Viad Corp.	6,023	357
Vicor Corp. *	4,756	219
Wabash National Corp.	16,951	309
WageWorks, Inc. *	11,745	502
Watts Water Technologies, Inc. - Class A	8,239	684

Total		49,703

Information Technology (13.3%)
3D Systems Corp. *	33,787	639
8x8, Inc. *	27,652	588
ADTRAN, Inc.	14,145	250
Advanced Energy Industries, Inc. *	11,590	599
Agilysys, Inc. *	5,228	85
Alarm.com Holdings, Inc. *	10,317	592
Anixter International, Inc. *	8,527	599
Applied Optoelectronics, Inc. *	5,545	137
Axcelis Technologies, Inc. *	9,587	188
Badger Meter, Inc.	8,627	457
Bel Fuse, Inc. - Class B	2,915	77
Benchmark Electronics, Inc.	13,804	323
Bottomline Technologies, Inc. *	10,845	789
Brooks Automation, Inc.	20,931	733
Cabot Microelectronics Corp.	7,571	781
CACI International, Inc. - Class A *	7,320	1,348
CalAmp Corp. *	10,454	250
Cardtronics PLC *	11,062	350
CEVA, Inc. *	6,528	188
Cohu, Inc.	8,560	215
Comtech Telecommunications Corp.	7,005	254

Index 600 Stock Portfolio

Common Stocks (92.5%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Control4 Corp. *	7,732	265
Cray, Inc. *	12,097	260
CSG Systems International, Inc.	9,930	399
CTS Corp.	9,804	336
Daktronics, Inc.	11,626	91
Diebold, Inc.	22,547	101
Digi International, Inc. *	8,072	109
Diodes, Inc. *	11,725	390
DSP Group, Inc. *	5,784	69
Ebix, Inc.	6,718	532
Electro Scientific Industries, Inc. *	10,115	176
Electronics for Imaging, Inc. *	13,148	448
ePlus, Inc. *	4,065	377
EVERTEC, Inc.	17,883	431
Exlservice Holdings, Inc. *	10,167	673
Extreme Networks, Inc. *	35,059	192
Fabrinet *	10,801	500
FARO Technologies, Inc. *	5,031	324
Finisar Corp. *	34,730	662
FormFactor, Inc. *	21,886	301
Harmonic, Inc. *	25,491	140
Ichor Holdings, Ltd. *	7,218	147
II-VI, Inc. *	17,420	824
Insight Enterprises, Inc. *	10,509	568
Itron, Inc. *	9,898	635
KEMET Corp. *	16,997	315
Knowles Corp. *	26,697	444
Kopin Corp. *	18,164	44
Kulicke and Soffa Industries, Inc.	20,022	477
LivePerson, Inc. *	17,012	441
ManTech International Corp. - Class A	7,819	495
MaxLinear, Inc. - Class A *	18,499	368
Methode Electronics, Inc. - Class A	10,959	397
MicroStrategy, Inc. - Class A *	2,795	393
Monotype Imaging Holdings, Inc.	12,476	252
MTS Systems Corp.	5,292	290
Nanometrics, Inc. *	7,152	268
NETGEAR, Inc. *	9,425	592
NIC, Inc.	19,722	292
Oclaro, Inc. *	50,575	452
OneSpan, Inc. *	9,297	177
OSI Systems, Inc. *	4,986	380
Park Electrochemical Corp.	5,699	111
PDF Solutions, Inc. *	8,190	74
Perficient, Inc. *	10,314	275
Photronics, Inc. *	20,264	200
Plexus Corp. *	9,551	559

Common Stocks (92.5%)	Shares/ Par +	Value $ (000’s)
Information Technology continued
Power Integrations, Inc.	8,713	551
Progress Software Corp.	13,338	471
Qualys, Inc. *	9,937	885
Rambus, Inc. *	31,807	347
Rogers Corp. *	5,448	803
Rudolph Technologies, Inc. *	9,452	231
Sanmina Corp. *	20,137	556
ScanSource, Inc. *	7,584	303
Semtech Corp. *	19,622	1,091
SolarEdge Technologies, Inc. *	12,672	477
SPS Commerce, Inc. *	5,178	514
Sykes Enterprises, Inc. *	11,800	360
TiVo Corp.	36,675	457
Travelport Worldwide, Ltd.	37,396	631
TTEC Holdings, Inc.	4,104	106
TTM Technologies, Inc. *	27,340	435
Ultra Clean Holdings, Inc. *	11,536	145
Unisys Corp. *	15,115	308
Veeco Instruments, Inc. *	14,457	148
Viavi Solutions, Inc. *	67,175	762
Virtusa Corp. *	8,107	435
Xperi Corp.	14,548	216

Total		35,920

Materials (4.5%)
AdvanSix, Inc. *	8,987	305
AK Steel Holding Corp. *	93,487	458
American Vanguard Corp.	7,907	142
Balchem Corp.	9,544	1,070
Boise Cascade Co.	11,524	424
Century Aluminum Co. *	14,536	174
Clearwater Paper Corp. *	4,877	145
Flotek Industries, Inc. *	15,358	37
FutureFuel Corp.	7,647	142
H.B. Fuller Co.	14,996	775
Hawkins, Inc.	2,857	118
Haynes International, Inc.	3,706	132
Ingevity Corp. *	12,459	1,269
Innophos Holdings, Inc.	5,810	258
Innospec, Inc.	7,235	555
Kaiser Aluminum Corp.	4,928	537
KapStone Paper & Packaging Corp.	26,381	895
Koppers Holdings, Inc. *	6,275	195
Kraton Corp. *	9,448	445
LSB Industries, Inc. *	6,020	59
Materion Corp.	5,996	363

Common Stocks (92.5%)	Shares/ Par +	Value $ (000’s)
Materials continued
Myers Industries, Inc.	10,431	243
Neenah Paper, Inc.	4,988	430
Olympic Steel, Inc.	2,707	56
P.H. Glatfelter	12,972	248
Quaker Chemical Corp.	3,950	799
Rayonier Advanced Materials, Inc.	15,175	280
Schulman, Inc. *,Æ	8,527	16
Schweitzer-Mauduit International, Inc.	9,113	349
Stepan Co.	6,006	523
SunCoke Energy, Inc. *	19,179	223
TimkenSteel Corp. *	11,625	173
Tredegar Corp.	7,573	164
US Concrete, Inc. *	4,734	217

Total		12,219

Real Estate (5.3%)
Acadia Realty Trust	24,150	677
Agree Realty Corp.	9,195	488
American Assets Trust, Inc.	11,194	417
Armada Hoffler Properties, Inc.	14,487	219
CareTrust REIT, Inc.	23,995	425
CBL & Associates Properties, Inc.	51,162	204
Cedar Realty Trust, Inc.	26,141	122
Chatham Lodging Trust	13,594	284
Chesapeake Lodging Trust	17,896	574
Community Healthcare Trust, Inc.	5,123	159
DiamondRock Hospitality Co.	61,584	719
Easterly Government Properties, Inc.	17,892	347
EastGroup Properties, Inc.	10,589	1,013
Four Corners Property Trust, Inc.	19,805	509
Franklin Street Properties Corp.	31,773	254
Getty Realty Corp.	9,933	284
Global Net Lease, Inc.	21,128	441
Government Properties Income Trust	29,383	332
Hersha Hospitality Trust	10,735	243
HFF, Inc. - Class A	11,590	492
Independence Realty Trust, Inc.	25,973	273
iStar, Inc.	20,139	225
Kite Realty Group Trust	24,791	413
Lexington Realty Trust	63,264	525
LTC Properties, Inc.	11,744	518
National Storage Affiliates Trust	16,749	426
Pennsylvania Real Estate Investment Trust	18,997	180

Index 600 Stock Portfolio

Common Stocks (92.5%)	Shares/ Par +	Value $ (000’s)
Real Estate continued
PS Business Parks, Inc.	5,912	751
Ramco-Gershenson Properties Trust	23,750	323
RE/MAX Holdings, Inc. - Class A	5,258	233
Retail Opportunity Investments Corp.	33,416	624
Saul Centers, Inc.	3,400	190
Summit Hotel Properties, Inc.	31,036	420
Universal Health Realty Income Trust	3,747	279
Urstadt Biddle Properties, Inc. - Class A	8,834	188
Washington Prime Group, Inc.	55,127	402
Whitestone REIT	11,776	163

Total		14,336

Utilities (2.0%)
American States Water Co.	10,884	665
Avista Corp.	19,464	984
California Water Service Group	14,243	611
El Paso Electric Co.	12,057	690
Northwest Natural Holding Co.	8,534	571
South Jersey Industries, Inc.	25,336	894
Spire, Inc.	15,013	1,104

Total		5,519

Total Common Stocks (Cost: $191,118)		249,862

Investment Companies (2.2%)	Shares/ Par +	Value $ (000’s)
Investment Companies (2.2%)
iShares Core S&P Small-Cap ETF	67,381	5,878

Total		5,878

Total Investment Companies (Cost: $5,998)		5,878

Short-Term Investments (5.1%)
Commercial Paper (3.9%)
Apple, Inc.
0.000%, 11/19/18 144A	1,000,000	997
The Coca-Cola Co.
0.000%, 11/16/18 144A	500,000	499
0.000%, 1/18/19 144A	500,000	496
General Mills, Inc.
0.000%, 10/15/18 144A	1,000,000	999
Marriott International, Inc.
0.000%, 10/10/18 144A	1,000,000	999
Mondelez International, Inc.
0.000%, 11/14/18 144A	1,000,000	997
Societe Generale SA
0.000%, 11/26/18 144A	1,000,000	996
0.000%, 12/19/18 144A	1,000,000	995
The Southern Co.
0.000%, 10/4/18 144A	500,000	500

Short-Term Investments (5.1%)	Shares/ Par +	Value $ (000’s)
Commercial Paper continued
United Parcel Service, Inc.
0.000%, 11/1/18 144A	1,000,000	998
Walgreens Boots Alliance, Inc.
0.000%, 10/2/18 144A	1,000,000	999
Wal-Mart Stores, Inc.
0.000%, 10/31/18 144A	1,000,000	998

Total		10,473

Money Market Funds (0.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.970% #	1,449,768	1,450

Total		1,450

US Government & Agencies (0.7%)
Federal Home Loan Bank
0.000%, 10/9/18 b	1,000,000	1,000
0.000%, 2/1/19	900,000	893

Total		1,893

Total Short-Term Investments (Cost: $13,817)		13,816

Total Investments (99.8%) (Cost: $210,933)@		269,556

Other Assets, Less Liabilities (0.2%)		647

Net Assets (100.0%)		270,203

Over the Counter Derivatives

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Payment Received by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
S&P SmallCap 600 Index	Morgan Stanley	1-Month USD LIBOR + 28.5 basis points	S&P SmallCap 600 Index	5/19	14,215	$(391)	$(391)

						$(391)	$(391)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	—	—	—	—	—	$ (391)	$ (391)

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.

Index 600 Stock Portfolio

#	7-Day yield as of 9/30/2018.
b

Cash or securities with an aggregate value of $1,000 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2018.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the value of these securities (in thousands) was $10,473 representing 3.9% of the net assets.

@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $210,933 and the net unrealized appreciation of investments based on that cost was $58,232 which is comprised of $70,173 aggregate gross unrealized appreciation and $11,941 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Materials	$12,203	$—	$16
All Others	237,643	—	—
Investment Companies	5,878	—	—
Short-Term Investments
Money Market Funds	1,450	—	—
All Others	—	12,366	—

Total Assets:	$257,174	$12,366	$16

Liabilities:
Other Financial Instruments^
Total Return Swaps	—	(391)	—

Total Liabilities:	$—	$(391)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Small Cap Value Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Communication Services (1.5%)
Cable One, Inc.	5,981	5,285
Rosetta Stone, Inc. *	114,830	2,284
Scholastic Corp.	50,800	2,372

Total		9,941

Consumer Discretionary (9.7%)
Aaron’s, Inc.	138,200	7,527
American Public Education, Inc. *	92,800	3,067
Boot Barn Holdings, Inc. *	67,091	1,906
Cavco Industries, Inc. *	30,000	7,590
Crocs, Inc. *	123,400	2,627
CSS Industries, Inc.	76,059	1,082
Culp, Inc.	78,150	1,891
Dorman Products, Inc. *	60,900	4,685
Express, Inc. *	216,000	2,389
LCI Industries	39,000	3,229
Lumber Liquidators Holdings, Inc. *	151,400	2,345
Marriott Vacations Worldwide Corp.	19,833	2,216
Monro Muffler Brake, Inc.	10,600	738
Party City Holdco, Inc. *	170,461	2,310
Pool Corp.	37,400	6,241
Red Robin Gourmet Burgers, Inc. *	36,000	1,446
Steven Madden, Ltd.	85,500	4,523
Strategic Education, Inc.	49,262	6,750
Visteon Corp. *	11,400	1,059

Total		63,621

Consumer Staples (3.7%)
BJ’s Wholesale Club Holdings, Inc. *	49,246	1,319
Energizer Holdings, Inc.	51,200	3,003
Nomad Foods, Ltd. *	394,800	7,999
Post Holdings, Inc. *	44,700	4,382
PriceSmart, Inc.	38,422	3,110
The Simply Good Foods Co. *	139,102	2,705
SpartanNash Co.	92,800	1,862

Total		24,380

Energy (7.1%)
Centennial Resource Development, Inc. - Class A *	326,800	7,141
Frank’s International NV *	611,200	5,305
International Seaways, Inc. *	155,500	3,113

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Energy continued
Jagged Peak Energy, Inc. *	195,625	2,706
Keane Group, Inc. *	298,980	3,698
Kosmos Energy, Ltd. *	260,300	2,434
Matador Resources Co. *	212,800	7,033
Oceaneering International, Inc. *	146,300	4,038
TETRA Technologies, Inc. *	835,900	3,770
WPX Energy, Inc. *	360,700	7,257

Total		46,495

Financials (26.1%)
Assured Guaranty, Ltd.	79,800	3,370
Atlantic Capital Bancshares, Inc. *	108,156	1,812
BankUnited, Inc.	182,100	6,446
Beneficial Bancorp, Inc.	226,639	3,830
CBOE Holdings, Inc.	21,988	2,110
CoBiz Financial, Inc.	219,000	4,849
Columbia Banking System, Inc.	152,800	5,924
East West Bancorp, Inc.	79,798	4,817
Employers Holdings, Inc.	70,000	3,171
FB Financial Corp.	90,284	3,537
Focus Financial Partners, Inc. *	17,817	846
Glacier Bancorp, Inc.	138,200	5,955
Green Dot Corp. - Class A *	115,700	10,276
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	146,100	3,137
Hercules Capital, Inc.	260,800	3,432
Heritage Commerce Corp.	128,900	1,923
Heritage Financial Corp. of Washington	98,141	3,450
Home BancShares, Inc.	488,100	10,689
Hope Bancorp, Inc.	190,700	3,084
Houlihan Lokey, Inc.	59,775	2,686
Howard Bancorp, Inc. *	96,299	1,704
Live Oak Bancshares, Inc.	76,237	2,043
Main Street Capital Corp.	63,600	2,449
Meridian Bancorp, Inc.	161,400	2,744
National Bank Holding Corp. - Class A	147,000	5,535
Origin Bancorp, Inc.	47,600	1,792
PCSB Financial Corp.	110,094	2,239

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Financials continued
PDL Community Bancorp *	113,559	1,716
Pinnacle Financial Partners, Inc.	42,900	2,580
Popular, Inc.	129,600	6,642
ProAssurance Corp.	96,600	4,535
Prosperity Bancshares, Inc.	70,900	4,917
Radian Group, Inc.	226,400	4,680
Redwood Trust, Inc.	125,400	2,036
Safety Insurance Group, Inc.	28,600	2,563
State Auto Financial Corp.	88,600	2,706
Sterling Bancorp, Inc.	120,183	1,359
SVB Financial Group *	15,000	4,662
Texas Capital Bancshares, Inc. *	55,000	4,546
TowneBank	190,100	5,865
United Financial Bancorp, Inc.	222,400	3,743
Virtus Investment Partners, Inc.	19,100	2,173
Webster Financial Corp.	81,833	4,825
Wintrust Financial Corp.	61,500	5,224
WSFS Financial Corp.	75,300	3,550

Total		172,172

Health Care (7.5%)
Atrion Corp.	11,000	7,643
Avanos Medical, Inc. *	113,740	7,791
Ensign Group, Inc.	143,300	5,434
Haemonetics Corp. *	28,610	3,278
Molina Healthcare, Inc. *	43,700	6,498
Momenta Pharmaceuticals, Inc. *	53,200	1,399
Quidel Corp. *	131,200	8,550
Select Medical Holdings Corp. *	228,700	4,208
West Pharmaceutical Services, Inc.	37,100	4,581

Total		49,382

Industrials (13.8%)
Aegion Corp. *	188,900	4,794
Beacon Roofing Supply, Inc. *	88,100	3,188
Bloom Energy Corp. *	13,377	456
Blue Bird Corp. *	89,700	2,198
Brady Corp. - Class A	60,800	2,660
CIRCOR International, Inc.	87,639	4,163
Cubic Corp.	69,200	5,055

Small Cap Value Portfolio

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Industrials continued
ESCO Technologies, Inc.	72,600	4,940
FTI Consulting, Inc. *	74,500	5,453
Genesee & Wyoming, Inc. - Class A *	53,100	4,832
Hillenbrand, Inc.	53,290	2,787
Huron Consulting Group, Inc. *	21,960	1,085
Kirby Corp. *	32,000	2,632
Landstar System, Inc.	67,700	8,259
Lydall, Inc. *	49,700	2,142
Matthews International Corp. - Class A	47,400	2,377
McGrath RentCorp	69,708	3,797
MSA Safety, Inc.	29,700	3,161
Navigant Consulting, Inc.	113,100	2,608
RBC Bearings, Inc. *	30,900	4,646
Stericycle, Inc. *	23,500	1,379
Sun Hydraulics Corp.	66,502	3,643
Thermon Group Holdings, Inc. *	91,700	2,364
Triumph Group, Inc.	231,350	5,391
Universal Forest Products, Inc.	107,300	3,791
Universal Logistics Holdings, Inc.	94,630	3,482

Total		91,283

Information Technology (9.5%)
Belden, Inc.	108,900	7,776
Cabot Microelectronics Corp.	36,000	3,714
Ceridian HCM Holding, Inc. *	49,931	2,099
Cision, Ltd. *	228,177	3,833
Conduent, Inc. *	220,000	4,954
Cree, Inc. *	40,900	1,549
GTT Communications, Inc. *	82,000	3,559
Harmonic, Inc. *	755,297	4,154
Knowles Corp. *	255,000	4,238
Littelfuse, Inc.	49,400	9,776
MaxLinear, Inc. - Class A *	112,800	2,242
Mesa Laboratories, Inc.	14,100	2,617
Methode Electronics, Inc. - Class A	70,200	2,541
Q2 Holdings, Inc. *	44,800	2,713
RealPage, Inc. *	35,700	2,353
Rudolph Technologies, Inc. *	64,000	1,565
SVMK, Inc. *	10,859	174
Zendesk, Inc. *	39,600	2,812

Total		62,669

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Materials (4.5%)
American Vanguard Corp.	107,700	1,939
Carpenter Technology Corp.	93,400	5,506
Clearwater Paper Corp. *	54,200	1,610
Constellium NV - Class A *	197,800	2,443
KMG Chemicals, Inc.	83,805	6,332
Minerals Technologies, Inc.	49,800	3,367
Myers Industries, Inc.	232,507	5,406
New Gold, Inc. *	673,700	534
Reliance Steel & Aluminum Co.	29,200	2,490

Total		29,627

Real Estate (8.7%)
Acadia Realty Trust	98,400	2,758
American Campus Communities, Inc.	74,941	3,084
Cedar Realty Trust, Inc.	917,100	4,274
Douglas Emmett, Inc.	75,100	2,833
EastGroup Properties, Inc.	59,100	5,651
Healthcare Realty Trust, Inc.	162,600	4,758
JBG SMITH Properties	107,159	3,947
Kilroy Realty Corp.	45,700	3,276
Potlatch Corp.	86,100	3,526
PS Business Parks, Inc.	31,900	4,054
Retail Opportunity Investments Corp.	114,900	2,145
Saul Centers, Inc.	58,200	3,259
Sunstone Hotel Investors, Inc.	294,300	4,815
Terreno Realty Corp.	141,700	5,342
Washington Real Estate Investment Trust	113,600	3,482

Total		57,204

Utilities (6.3%)
Atmos Energy Corp.	37,700	3,540
California Water Service Group	68,500	2,939
Chesapeake Utilities Corp.	80,300	6,737
MGE Energy, Inc.	30,000	1,916
NorthWestern Corp.	77,400	4,540
ONE Gas, Inc.	89,000	7,323
PNM Resources, Inc.	159,900	6,308
Portland General Electric Co.	69,100	3,152
RGC Resources, Inc.	23,920	639
SCANA Corp.	49,100	1,909

Common Stocks (98.4%)	Shares/ Par +	Value $ (000’s)
Utilities continued
South Jersey Industries, Inc.	80,400	2,836

Total		41,839

Total Common Stocks (Cost: $440,083)		648,613

Warrants (0.1%)
Consumer Staples (0.1%)
The Simply Good Foods Co. Warrants *	31,700	268

Total		268

Total Warrants (Cost: $61)		268

Short-Term Investments (1.6%)
Money Market Funds (1.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.970% #	10,690,862	10,691

Total		10,691

Total Short-Term Investments (Cost: $10,691)		10,691

Total Investments (100.1%) (Cost: $450,835)@		659,572

Other Assets, Less Liabilities (-0.1%)		(492)

Net Assets (100.0%)		659,080

Small Cap Value Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2018.
@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $450,835 and the net unrealized appreciation of investments based on that cost was $208,737 which is comprised of $220,729 aggregate gross unrealized appreciation and $11,992 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks	$648,613	$—	$—
Short-Term Investments	10,691	—	—
Warrants	268	—	—

Total Assets:	$659,572	$—	$—

International Growth Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Common Stocks (95.7%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (3.8%)
58.com, Inc., ADR *	Cayman Islands	9,600	707
Alphabet, Inc. - Class A *	United States	11,600	14,002
Netcompany Group A/S *	Denmark	2,390	86
Rightmove PLC	United Kingdom	268,000	1,645
Safaricom, Ltd.	Kenya	18,852,500	4,584
Schibsted ASA - Class B	Norway	102,299	3,545
YY, Inc., ADR *	Cayman Islands	20,900	1,566

Total			26,135

Consumer Discretionary (8.5%)
Autoliv, Inc.	United States	56,700	4,915
Denso Corp.	Japan	146,700	7,745
Informa PLC	United Kingdom	850,898	8,453
InterContinental Hotels Group PLC, ADR	United Kingdom	189,789	11,917
Mohawk Industries, Inc. *	United States	26,700	4,682
Naspers, Ltd. - Class N	South Africa	30,700	6,625
USS Co., Ltd.	Japan	598,700	11,113
Veoneer, Inc. *	United States	60,900	3,354

Total			58,804

Consumer Staples (6.9%)
Alimentation Couche-Tard, Inc. - Class B	Canada	69,000	3,451
Anheuser-Busch InBev SA/ NV	Belgium	31,700	2,769
BGF Retail Co., Ltd.	South Korea	14,224	2,635
Clicks Group, Ltd.	South Africa	320,152	3,962
Nestle SA	Switzerland	278,669	23,233
PriceSmart, Inc.	United States	35,600	2,882
Reckitt Benckiser Group PLC	United Kingdom	95,933	8,773

Total			47,705

Energy (0.4%)
Pason Systems, Inc.	Canada	96,600	1,465
PrairieSky Royalty, Ltd.	Canada	96,700	1,699

Total			3,164

Financials (13.5%)
AIA Group, Ltd.	Hong Kong	2,237,088	19,975
Berkshire Hathaway, Inc. - Class B *	United States	34,000	7,280
Housing Development Finance Corp., Ltd.	India	262,963	6,348
Itau Unibanco Holding SA	Brazil	71,700	669
Jyske Bank A/S	Denmark	72,900	3,531
KBC Group NV	Belgium	98,832	7,356
Marsh & McLennan Cos., Inc.	United States	58,723	4,858
Moody’s Corp.	United States	40,600	6,788
MSCI, Inc.	United States	49,300	8,746
Prudential PLC	United Kingdom	643,663	14,761
S&P Global, Inc.	United States	40,200	7,855

Common Stocks (95.7%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Svenska Handelsbanken AB	Sweden	450,200	5,686

Total			93,853

Health Care (9.6%)
Bayer AG	Germany	45,327	4,027
CSL, Ltd.	Australia	161,495	23,477
Grifols SA, ADR	Spain	212,320	4,537
Hoya Corp.	Japan	129,800	7,711
ResMed, Inc.	United States	63,900	7,370
Roche Holding AG	Switzerland	82,252	19,926

Total			67,048

Industrials (23.1%)
ANDRITZ AG	Austria	146,854	8,568
Assa Abloy AB - Class B	Sweden	709,000	14,252
Atlas Copco AB - Class A	Sweden	289,600	8,348
Auckland International Airport, Ltd.	New Zealand	570,011	2,758
BAE Systems PLC	United Kingdom	735,000	6,033
Canadian National Railway Co.	Canada	35,100	3,150
Canadian Pacific Railway, Ltd.	Canada	15,000	3,173
East Japan Railway Co.	Japan	80,600	7,488
Edenred	France	137,300	5,233
Elis SA	France	131,825	3,104
Epiroc AB *	Sweden	390,500	4,363
Fagerhult AB	Sweden	261,400	2,382
FANUC Corp.	Japan	37,900	7,145
Interpump Group SpA	Italy	160,400	5,252
Komatsu, Ltd.	Japan	255,900	7,784
Legrand SA	France	67,700	4,935
Linde AG	Germany	46,540	11,007
Loomis AB - Class B	Sweden	56,600	1,823
Melrose Industries PLC	United Kingdom	1,178,386	3,070
MISUMI Group, Inc.	Japan	305,600	7,908
MTU Aero Engines AG	Germany	27,700	6,242
Nabtesco Corp.	Japan	124,200	3,301
OSG Corp.	Japan	179,700	4,092
Prosegur Cia de Seguridad SA	Spain	584,700	3,632
Safran SA	France	84,100	11,786
Schindler Holding AG	Switzerland	35,478	8,794
SHO-BOND Holdings Co., Ltd.	Japan	65,400	5,278

Total			160,901

Information Technology (22.7%)
Alibaba Group Holding, Ltd., ADR *	China	49,679	8,185
Amadeus IT Group SA	Spain	186,200	17,299
ASML Holding NV	Netherlands	94,700	17,691
Azbil Corp.	Japan	87,600	1,906
Black Knight, Inc. *	United States	70,700	3,673
Keyence Corp.	Japan	38,300	22,241
Mastercard, Inc. - Class A	United States	89,300	19,879

International Growth Portfolio

Common Stocks (95.7%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology continued
NAVER Corp.	South Korea	4,682	3,022
Nintendo Co., Ltd.	Japan	13,100	4,780
PayPal Holdings, Inc. *	United States	36,000	3,162
SAP SE	Germany	199,519	24,555
Spectris PLC	United Kingdom	119,900	3,709
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	914,000	7,858
Visa, Inc. - Class A	United States	133,525	20,041

Total			158,001

Materials (6.2%)
CRH PLC, ADR	Ireland	361,100	11,815
Elementis PLC	United Kingdom	516,100	1,807
Franco-Nevada Corp.	Canada	52,800	3,303
James Hardie Industries PLC	Ireland	527,053	7,985
Martin Marietta Materials, Inc.	United States	33,600	6,114
The Sherwin-Williams Co.	United States	23,000	10,470
Tikkurila Oyj	Finland	84,300	1,321

Total			42,815

Real Estate (1.0%)
Merlin Properties Socimi SA	Spain	120,800	1,639
Shaftesbury PLC	United Kingdom	145,200	1,714
Vonovia SE	Germany	75,900	3,708

Total			7,061

Total Common Stocks (Cost: $542,985)			665,487

Preferred Stocks (0.3%)	Country	Shares/ Par +	Value $ (000’s)
Financials (0.3%)
Itau Unibanco Holding SA	Brazil	216,800	2,369

Total			2,369

Total Preferred Stocks (Cost: $2,751)			2,369

Short-Term Investments (3.5%)
Money Market Funds (3.5%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.970% #	United States	24,304,431	24,304

Total			24,304

Total Short-Term Investments (Cost: $24,304)			24,304

Total Investments (99.5%) (Cost: $570,040)@			692,160

Other Assets, Less Liabilities (0.5%)			3,228

Net Assets (100.0%)			695,388

Investments Percentage by Country is based on Net Assets:
United States	23.1%
Japan	14.2%
United Kingdom	9.0%
Switzerland	7.5%
Germany	7.1%
Sweden	5.2%
Other	33.4%

Total	99.5%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2018.
@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $570,040 and the net unrealized appreciation of investments based on that cost was $122,120 which is comprised of $136,777 aggregate gross unrealized appreciation and $14,657 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

International Growth Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$2,369	$—	$—
Common Stocks	665,487	—	—
Short-Term Investments	24,304	—	—

Total Assets:	$692,160	$—	$—

Research International Core Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Common Stocks (98.0%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (4.5%)
Advanced Info Service PCL	Thailand	646,400	4,018
Baidu, Inc., ADR *	Cayman Islands	11,908	2,723
Com Hem Holding AB	Sweden	164,681	2,724
Hellenic Telecommunications Organization SA	Greece	255,889	3,140
KDDI Corp.	Japan	296,900	8,203
SoftBank Group Corp.	Japan	86,800	8,762

Total			29,570

Consumer Discretionary (7.4%)
Ctrip.com International, Ltd., ADR *	Cayman Islands	55,464	2,062
Dufry AG *	Switzerland	27,006	3,045
Koito Manufacturing Co., Ltd.	Japan	111,600	7,327
LVMH Moet Hennessy Louis Vuitton SE	France	28,160	9,959
Paddy Power Betfair PLC	Ireland	34,618	2,928
Techtronic Industries Co., Ltd.	Hong Kong	984,000	6,285
USS Co., Ltd.	Japan	367,800	6,827
WPP PLC	Jersey	349,495	5,123
Yum China Holdings, Inc.	United States	143,607	5,042

Total			48,598

Consumer Staples (11.0%)
Ambev SA, ADR	Brazil	620,559	2,836
British American Tobacco PLC	United Kingdom	232,553	10,865
Danone SA	France	89,242	6,911
Japan Tobacco, Inc.	Japan	257,100	6,712
L’Oreal SA	France	27,389	6,605
Nestle SA	Switzerland	221,623	18,477
Reckitt Benckiser Group PLC	United Kingdom	115,114	10,527
Sundrug Co., Ltd.	Japan	141,200	5,039
Tesco PLC	United Kingdom	1,553,476	4,855

Total			72,827

Energy (5.7%)
BP PLC	United Kingdom	1,353,747	10,398
Cairn Energy PLC *	United Kingdom	1,189,136	3,605
Caltex Australia, Ltd.	Australia	198,258	4,285
Enbridge, Inc.	Canada	129,168	4,168
Eni SpA	Italy	330,310	6,244
Galp Energia SGPS SA	Portugal	233,303	4,629
Oil Search, Ltd.	Papua New Guinea	612,867	4,001

Total			37,330

Financials (19.2%)
AEON Financial Service Co., Ltd.	Japan	330,200	6,838
AIA Group, Ltd.	Hong Kong	1,256,600	11,220
AIB Group PLC	Ireland	892,548	4,570
Aon PLC	United Kingdom	54,132	8,324

Common Stocks (98.0%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Bankia SA	Spain	238,124	934
Barclays PLC	United Kingdom	2,715,855	6,081
BNP Paribas SA	France	87,651	5,364
Cerved Information Solutions SpA	Italy	152,606	1,645
Erste Group Bank AG *	Austria	176,129	7,317
HDFC Bank, Ltd.	India	200,747	5,562
Hiscox, Ltd.	Bermuda	276,257	5,923
Intesa Sanpaolo SpA	Italy	3,371,524	8,616
Julius Baer Group, Ltd. *	Switzerland	145,492	7,281
Jyske Bank A/S	Denmark	60,691	2,940
KBC Group NV	Belgium	98,411	7,324
Mitsubishi UFJ Financial Group, Inc.	Japan	1,462,300	9,126
Swiss Re AG	Switzerland	42,024	3,880
TMX Group, Ltd.	Canada	83,972	5,636
UBS Group AG *	Switzerland	747,378	11,804
Zurich Insurance Group AG	Switzerland	19,952	6,306

Total			126,691

Health Care (10.5%)
Bayer AG	Germany	130,660	11,607
Essilor International SA	France	65,321	9,666
Novo Nordisk A/S - Class B	Denmark	233,417	10,990
Roche Holding AG	Switzerland	65,680	15,911
Santen Pharmaceutical Co., Ltd.	Japan	566,200	8,975
Sonic Healthcare, Ltd.	Australia	173,017	3,115
Terumo Corp.	Japan	146,700	8,689

Total			68,953

Industrials (16.3%)
Aena SA	Spain	22,963	3,986
Brambles, Ltd.	Australia	849,493	6,693
Daikin Industries, Ltd.	Japan	79,300	10,556
GEA Group AG	Germany	148,698	5,297
Hitachi, Ltd.	Japan	90,400	3,071
Hoshizaki Corp.	Japan	42,500	4,399
Kubota Corp.	Japan	498,700	8,475
Legrand SA	France	71,450	5,208
Linde AG	Germany	54,142	12,805
Malaysia Airports Holdings Bhd	Malaysia	1,114,400	2,397
Melrose Industries PLC	United Kingdom	1,472,318	3,836
RELX PLC	United Kingdom	312,887	6,573
Ritchie Bros Auctioneers, Inc.	Canada	97,288	3,511
Schindler Holding AG	Switzerland	28,053	6,992
Schneider Electric SE	France	157,109	12,641
TOTO, Ltd.	Japan	159,000	6,598
Yamato Holdings Co., Ltd.	Japan	137,100	4,209

Total			107,247

Research International Core Portfolio

Common Stocks (98.0%)	Country	Shares/ Par +	Value $ (000’s)
Information Technology (10.7%)
Amadeus IT Group SA	Spain	71,438	6,637
Check Point Software Technologies, Ltd. *	Israel	41,401	4,872
Cognizant Technology Solutions Corp. - Class A	United States	113,436	8,751
EPAM Systems, Inc. *	United States	43,877	6,042
Just Eat PLC *	United Kingdom	381,482	3,332
Mastercard, Inc. - Class A	United States	21,378	4,759
Mellanox Technologies, Ltd. *	Israel	36,785	2,702
NAVER Corp.	South Korea	6,768	4,369
Nomura Research Institute, Ltd.	Japan	100,000	5,052
NVIDIA Corp.	United States	12,483	3,508
Samsung Electronics Co., Ltd.	South Korea	48,329	2,024
Scout24 AG	Germany	47,461	2,213
Silicon Motion Technology Corp., ADR	Cayman Islands	42,403	2,277
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	1,083,189	9,312
Telefonaktiebolaget LM Ericsson - Class B	Sweden	505,021	4,482

Total			70,332

Materials (6.9%)
Akzo Nobel NV	Netherlands	113,946	10,655
Croda International PLC	United Kingdom	130,711	8,863
Nitto Denko Corp.	Japan	58,500	4,385
Rio Tinto PLC	United Kingdom	148,348	7,502
Sika AG	Switzerland	47,885	6,972

Common Stocks (98.0%)	Country	Shares/ Par +	Value $ (000’s)
Materials continued
Symrise AG	Germany	76,641	6,996

Total			45,373

Real Estate (2.5%)
Grand City Properties SA	Luxembourg	322,739	8,364
LEG Immobilien AG	Germany	69,949	8,304

Total			16,668

Utilities (3.3%)
APA Group	Australia	435,717	3,143
China Resources Gas Group, Ltd.	Bermuda	810,000	3,296
CLP Holdings, Ltd.	Hong Kong	399,500	4,677
E.ON SE	Germany	464,971	4,740
Iberdrola, SA	Spain	780,486	5,743

Total			21,599

Total Common Stocks (Cost: $569,202)			645,188

Short-Term Investments (1.7%)
Money Market Funds (1.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.970% #	United States	11,455,512	11,456

Total			11,456

Total Short-Term Investments (Cost: $11,456)			11,456

Total Investments (99.7%) (Cost: $580,658)@			656,644

Other Assets, Less Liabilities (0.3%)			1,911

Net Assets (100.0%)			658,555

Investments Percentage by Country is based on Net Assets:
Japan	18.8%
United Kingdom	12.8%
Switzerland	12.4%
France	8.5%
Germany	7.7%
United States	5.9%
Other	33.6%

Total	99.7%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2018.
@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $580,658 and the net unrealized appreciation of investments based on that cost was $75,986 which is comprised of $105,037 aggregate gross unrealized appreciation and $29,051 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Research International Core Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Common Stocks
Communication Services	$25,552	$4,018	$—
All Others	615,618	—	—
Short-Term Investments	11,456	—	—

Total Assets:	$652,626	$4,018	$—

International Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Common Stocks (97.4%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (9.8%)
Baidu, Inc., ADR *	Cayman Islands	97,900	22,388
China Mobile, Ltd.	China	2,357,200	23,230
China Telecom Corp., Ltd. - Class H	China	50,940,160	25,313
NetEase, Inc., ADR	Cayman Islands	47,570	10,858
Singapore Telecommunications, Ltd.	Singapore	11,610,330	27,517
SoftBank Group Corp.	Japan	301,610	30,448
Telefonica Deutschland Holding AG	Germany	5,195,420	21,963
Vodafone Group PLC	United Kingdom	9,251,794	19,837

Total			181,554

Consumer Discretionary (6.2%)
Cie Generale des Etablissements Michelin	France	147,808	17,668
Kingfisher PLC	United Kingdom	5,779,010	19,433
Panasonic Corp.	Japan	1,590,180	18,523
Ryohin Keikaku Co., Ltd.	Japan	39,360	11,709
SES SA	Luxembourg	1,775,190	38,954
Sumitomo Rubber Industries, Ltd.	Japan	510,910	7,667

Total			113,954

Consumer Staples (4.0%)
Ezaki Glico Co., Ltd.	Japan	299,730	14,720
Kirin Holdings Co., Ltd.	Japan	863,000	22,111
Seven & i Holdings Co., Ltd.	Japan	474,900	21,149
Suntory Beverage & Food, Ltd.	Japan	401,300	16,989

Total			74,969

Energy (11.6%)
BP PLC	United Kingdom	6,780,420	52,080
Eni SpA	Italy	1,605,485	30,351
Husky Energy, Inc.	Canada	1,138,760	19,995
Inpex Corp.	Japan	952,120	11,874
Kunlun Energy Co., Ltd.	Bermuda	13,549,350	15,768
Royal Dutch Shell PLC - Class B	United Kingdom	1,296,415	45,437
SBM Offshore NV	Netherlands	1,073,090	19,424
TOTAL SA	France	292,170	18,942

Total			213,871

Financials (20.3%)
Aegon NV	Netherlands	2,409,940	15,636
AXA SA	France	1,019,035	27,390
Bangkok Bank PCL	Thailand	4,208,000	27,325
Bank of Ireland Group PLC	Ireland	3,217,600	24,638
Barclays PLC	United Kingdom	3,934,790	8,810
BNP Paribas SA	France	759,530	46,482
China Life Insurance Co., Ltd. - Class H	China	9,093,010	20,652
Credit Agricole SA	France	768,660	11,054
Hana Financial Group, Inc.	South Korea	601,660	24,164
HSBC Holdings PLC	United Kingdom	3,236,027	28,605
ING Groep NV	Netherlands	2,222,542	28,860

Common Stocks (97.4%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
KB Financial Group, Inc., ADR	South Korea	538,530	26,000
Standard Chartered PLC	United Kingdom	3,670,382	30,445
UBS Group AG *	Switzerland	2,447,310	38,652
UniCredit SPA	Italy	1,186,810	17,864

Total			376,577

Health Care (17.2%)
Astellas Pharma, Inc.	Japan	1,956,730	34,133
Bayer AG	Germany	270,938	24,068
Fresenius Medial Care AG & Co.	Germany	141,560	14,559
Getinge AB - Class B	Sweden	676,171	7,791
Merck KGaA	Germany	251,030	25,940
Novartis AG	Switzerland	139,660	12,011
Qiagen NV *	Netherlands	378,752	14,336
Roche Holding AG	Switzerland	96,190	23,303
Sanofi	France	416,285	37,004
Shanghai Pharmaceuticals Holding Co., Ltd.	China	7,252,510	18,121
Shire PLC	Jersey	579,020	34,893
Sinopharm Group Co., Ltd.	China	2,825,200	13,822
Teva Pharmaceutical Industries, Ltd., ADR	Israel	1,581,360	34,062
UCB SA	Belgium	275,350	24,744

Total			318,787

Industrials (8.4%)
A.P. Moeller - Maersk A/S - Class B	Denmark	12,690	17,821
BAE Systems PLC	United Kingdom	1,362,850	11,187
Cie de Saint-Gobain	France	545,920	23,544
CK Hutchison Holdings, Ltd.	Cayman Islands	2,208,070	25,442
IHI Corp.	Japan	368,800	13,974
Siemens AG	Germany	159,550	20,440
Siemens AG, ADR	Germany	101,560	6,485
Travis Perkins PLC	United Kingdom	850,580	11,813
Vestas Wind Systems	Denmark	371,770	25,144

Total			155,850

Information Technology (6.6%)
Infineon Technologies AG	Germany	685,510	15,576
NXP Semiconductors NV	Netherlands	95,450	8,161
Omron Corp. *	Japan	229,700	9,704
Quanta Computer, Inc.	Taiwan	4,807,820	8,377
Samsung Electronics Co., Ltd. *	South Korea	1,250,500	52,365
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	3,188,135	27,409

Total			121,592

Materials (8.8%)
Akzo Nobel NV	Netherlands	256,360	23,973
CRH PLC	Ireland	558,050	18,271
Goldcorp, Inc.	Canada	1,312,780	13,375
HeidelbergCement AG	Germany	249,870	19,530
LANXESS AG	Germany	334,970	24,533

International Equity Portfolio

Common Stocks (97.4%)	Country	Shares/ Par +	Value $ (000’s)
Materials continued
Novozymes A/S - Class B	Denmark	308,870	16,956
Sumitomo Metal Mining Co., Ltd.	Japan	349,770	12,271
thyssenkrupp AG	Germany	378,970	9,566
Wheaton Precious Metals Corp.	Canada	317,420	5,554
Yara International ASA	Norway	375,770	18,454

Total			162,483

Real Estate (1.9%)
CK Asset Holdings, Ltd.	Cayman Islands	2,040,070	15,311
Mitsui Fudosan Co., Ltd.	Japan	811,700	19,210

Total			34,521

Utilities (2.6%)
E.ON SE	Germany	2,611,800	26,625
Veolia Environnement SA	France	1,053,550	21,027

Total			47,652

Total Common Stocks (Cost: $1,633,763)			1,801,810

Preferred Stocks (0.5%)	Country	Shares/ Par +	Value $ (000’s)
Health Care (0.5%)
Draegerwerk AG & Co. KGaA	Germany	134,600	8,541

Total			8,541

Total Preferred Stocks (Cost: $15,079)			8,541

Short-Term Investments (1.8%)
Money Market Funds (1.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.970% #	United States	30,833,874	30,834

Total			30,834

US Government & Agencies (0.1%)
Federal Home Loan Bank 0.000%, 10/1/18	United States	3,300,000	3,300

Total			3,300

Total Short-Term Investments (Cost: $34,134)			34,134

Total Investments (99.7%) (Cost: $1,682,976)@			1,844,485

Other Assets, Less Liabilities (0.3%)			6,283

Net Assets (100.0%)			1,850,768

Investments Percentage by Country is based on Net Assets:
Japan	13.0%
United Kingdom	12.3%
Germany	11.9%
France	11.0%
Netherlands	6.0%
South Korea	5.5%
China	5.4%
Other	34.6%

Total	99.7%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
#	7-Day yield as of 9/30/2018.
@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $1,682,976 and the net unrealized appreciation of investments based on that cost was $161,509 which is comprised of $277,031 aggregate gross unrealized appreciation and $115,522 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

International Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$8,541	$—	$—
Common Stocks	1,801,810	—	—
Short-Term Investments
Money Market Funds	30,834	—	—
All Others	—	3,300	—

Total Assets:	$1,841,185	$3,300	$—

Emerging Markets Equity Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Common Stocks (96.2%)	Country	Shares/ Par +	Value $ (000’s)
Communication Services (4.4%)
58.com, Inc., ADR *	Cayman Islands	88,295	6,498
Autohome, Inc., ADR	Cayman Islands	81,947	6,344
China Mobile, Ltd.	Hong Kong	1,126,000	11,097
MTN Group, Ltd.	South Africa	902,000	5,586

Total			29,525

Consumer Discretionary (12.3%)
Astra International Tbk PT	Indonesia	28,792,800	14,202
China International Travel Service Corp., Ltd.	China	1,080,795	10,684
Hero MotoCorp, Ltd.	India	133,100	5,349
Huazhu Group, Ltd., ADR	Cayman Islands	218,320	7,052
Lojas Renner SA	Brazil	1,021,644	7,842
Midea Group Co., Ltd. Æ	China	1,117,999	6,548
Naspers, Ltd. - Class N	South Africa	27,200	5,870
SACI Falabella	Chile	821,570	6,682
Truworths International, Ltd.	South Africa	1,274,000	7,522
Yum China Holdings, Inc.	United States	309,509	10,867

Total			82,618

Consumer Staples (12.3%)
Ambev SA, ADR	Brazil	2,128,109	9,725
Amorepacific Group	South Korea	38,000	3,196
BIM Birlesik Magazalar AS	Turkey	433,000	5,837
BRF SA *	Brazil	698,635	3,801
Fomento Economico Mexicano SAB de CV, ADR	Mexico	134,700	13,331
Hindustan Unilever, Ltd.	India	413,600	9,161
ITC, Ltd.	India	2,846,377	11,735
Kweichow Moutai Co., Ltd.	China	148,080	15,711
Magnit PJSC	Russia	97,300	5,684
Massmart Holdings, Ltd.	South Africa	661,200	4,832

Total			83,013

Energy (3.1%)
LUKOIL PJSC, ADR	Russia	195,706	14,993
Ultrapar Participacoes SA	Brazil	660,139	6,102

Total			21,095

Financials (23.6%)
Aditya Birla Capital, Ltd. *	India	749,700	1,189
AIA Group, Ltd.	Hong Kong	1,966,200	17,556
Banco Bradesco SA, ADR	Brazil	2,480,823	17,564
Banco Santander Chile, ADR	Chile	211,312	6,758
Bank Central Asia Tbk PT	Indonesia	8,105,200	13,136
Bank of the Philippine Islands	Philippines	4,831,436	7,449
Bank Pekao SA	Poland	192,900	5,557
Grupo Financiero Banorte SAB de CV	Mexico	1,929,060	13,955
Hong Kong Exchanges & Clearing, Ltd.	Hong Kong	312,147	8,932
Housing Development Finance Corp., Ltd.	India	872,071	21,053
Kotak Mahindra Bank, Ltd.	India	637,661	9,992

Common Stocks (96.2%)	Country	Shares/ Par +	Value $ (000’s)
Financials continued
Ping An Insurance Group Co. of China, Ltd. - Class H	China	1,804,500	18,325
Public Bank Bhd	Malaysia	1,566,600	9,464
The Siam Commercial Bank PCL	Thailand	1,112,400	5,125
Standard Chartered PLC	United Kingdom	384,953	3,193

Total			159,248

Health Care (0.9%)
Richter Gedeon Nyrt	Hungary	170,100	3,182
Wuxi Biologics Cayman, Inc. *	Cayman Islands	307,500	3,109

Total			6,291

Industrials (3.1%)
Grupo Aeroportuario del Sureste SAB de CV - Class B	Mexico	554,980	11,340
Shanghai International Airport Co., Ltd.	China	1,145,182	9,782

Total			21,122

Information Technology (20.9%)
Hangzhou Hikvision Digital Technology Co., Ltd.	China	2,016,662	8,424
NAVER Corp.	South Korea	15,598	10,068
Samsung Electronics Co., Ltd. *	South Korea	768,150	32,166
Sunny Optical Technology Group Co., Ltd.	Cayman Islands	265,900	3,067
Taiwan Semiconductor Manufacturing Co., Ltd.	Taiwan	4,129,290	35,501
Tata Consultancy Services, Ltd.	India	400,260	12,070
Tencent Holdings, Ltd.	Cayman Islands	962,500	39,738

Total			141,034

Materials (9.6%)
Grasim Industries, Ltd.	India	535,500	7,499
Indocement Tunggal Prakarsa Tbk PT	Indonesia	5,235,000	6,499
LG Chem, Ltd.	South Korea	24,568	8,095
The Siam Cement PCL Æ	Thailand	950,600	13,110
UltraTech Cement, Ltd.	India	181,400	10,182
Vale SA, ADR	Brazil	1,302,100	19,323

Total			64,708

Real Estate (6.0%)
Ayala Land, Inc.	Philippines	20,202,000	14,975
China Resources Land, Ltd.	Cayman Islands	3,404,000	11,914
Hang Lung Group, Ltd.	Hong Kong	889,000	2,362
Hang Lung Properties, Ltd.	Hong Kong	2,326,000	4,546

Emerging Markets Equity Portfolio

Common Stocks (96.2%)	Country	Shares/ Par +	Value $ (000’s)
Real Estate continued
Multiplan Empreendimentos Imobiliarios SA	Brazil	1,391,100	6,445

Total			40,242

Total Common Stocks (Cost: $627,221)			648,896

Preferred Stocks (1.7%)
Consumer Staples (0.4%)
Amorepacific Corp.	South Korea	20,400	2,529

Total			2,529

Information Technology (1.3%)
Samsung Electronics Co., Ltd. *	South Korea	266,300	9,087

Total			9,087

Total Preferred Stocks (Cost: $12,874)			11,616

Short-Term Investments (2.1%)	Country	Shares/ Par +	Value $ (000’s)
Money Market Funds (2.1%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.970% #	United States	14,008,149	14,008

Total			14,008

Total Short-Term Investments (Cost: $14,008)			14,008

Total Investments (100.0%) (Cost: $654,103)@			674,520

Other Assets, Less Liabilities (0.0%)			43

Net Assets (100.0%)			674,563

Investments Percentage by Country is based on Net Assets:

India	13.1%
Cayman Islands	11.4%
Brazil	10.6%
China	10.2%
South Korea	9.7%
Hong Kong	6.6%
Mexico	5.8%
Taiwan	5.3%
Indonesia	5.0%
Other	22.3%

Total	100.0%

+	All par is stated in U.S Dollar unless otherwise noted.
*	Non income producing
Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 9/30/2018.
@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $654,103 and the net unrealized appreciation of investments based on that cost was $20,417 which is comprised of $96,866 aggregate gross unrealized appreciation and $76,449 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Emerging Markets Equity Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Preferred Stocks	$11,616	$—	$—
Common Stocks
Consumer Discretionary	76,070	—	6,548
Financials	154,123	5,125	—
Materials	51,598	—	13,110
All Others	342,322	—	—
Short-Term Investments	14,008	—	—

Total Assets:	$649,737	$5,125	$19,658

For the period ended September 30, 2018, there was a transfer from Level 1 to Level 3 in the amount of $6,548 (in thousands). This transfer was the result of a decrease in the quantity of observable inputs for a security that had its trading halted due to an announced merger. The security was valued at last traded price.

Government Money Market Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Money Market Investments (100.1%)	Shares/ Par +	Value $ (000’s)
Money Market Funds (0.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class, 1.970%#	980,944	981

Total		981

Repurchase Agreements (35.4%)
Tri-Party Bank of Montreal, 2.210%, 10/1/18 (Purchased on 9/28/18, to be repurchased at $11,002,026, collateralized by various US Treasury obligations, 0.000% to 2.875%, due from 12/31/18 to 11/15/46, aggregate par and fair value of $11,392,876 and $11,221,202, respectively)	11,000,000	11,000
Tri-Party Bank of Nova Scotia, 2.230%, 10/1/18 (Purchased on 9/28/18, to be repurchased at $11,002,044, collateralized by various US Treasury obligations, 2.125% to 2.500%, due from 5/15/25 to 2/15/45, aggregate par and fair value of $12,450,273 and $11,209,455, respectively)	11,000,000	11,000
Tri-Party BNP Paribas, 2.240%, 10/1/18 (Purchased on 9/28/18, to be repurchased at $10,001,867, collateralized by various US Treasury obligations and various US government sponsored agency obligations, 0.000% to 7.625%, due from 10/11/18 to 1/20/48, aggregate par and fair value of $10,260,241 and $10,187,082, respectively)	10,000,000	10,000
Tri-Party BNP Paribas, 2.260%, 10/1/18 (Purchased on 9/28/18, to be repurchased at $10,001,883, collateralized by US Treasury Inflation Index Bond, 1.375%, due 1/15/20, par and fair value of $10,118,366 and $10,193,171, respectively)	10,000,000	10,000
Tri-Party Citigroup Global Markets, Inc., 2.240%, 10/1/18 (Purchased on 9/28/18, to be repurchased at $10,001,867, collateralized by various US Treasury obligations, 0.125% to 3.125%, due from 4/15/20 to 8/15/44, aggregate par and fair value of $10,419,073 and $10,203,884, respectively)	10,000,000	10,000
Tri-Party Citigroup Global Markets, Inc., 2.260%, 10/1/18 (Purchased on 9/28/18, to be repurchased at $10,001,883, collateralized by various US Treasury obligations, 1.250% to 2.125%, due from 10/31/18 to 5/15/23, aggregate par and fair value of $10,752,140 and $10,207,385, respectively)	10,000,000	10,000

Money Market Investments (100.1%)	Shares/ Par +	Value $ (000’s)
Repurchase Agreements continued
Tri-Party Credit Agricole, 2.260%, 10/1/18 (Purchased on 9/28/18, to be repurchased at $10,001,883, collateralized by US Treasury Inflation Index Bond, 0.125%, due 4/15/19, par and fair value of $10,269,204 and $10,207,188, respectively)	10,000,000	10,000
Tri-Party Goldman Sachs, 2.210%, 10/1/18 (Purchased on 9/28/18, to be repurchased at $10,001,842, collateralized by various US government sponsored agency obligations, 3.500% to 4.500%, due from 3/1/31 to 2/20/48, aggregate par and fair value of $10,255,582 and $10,202,828, respectively)	10,000,000	10,000
Tri-Party HSBC Securities, 2.250%, 10/1/18 (Purchased on 9/28/18, to be repurchased at $10,001,875, collateralized by US government sponsored agency, 3.000%, due 5/20/46, par and fair value of $10,497,823 and $10,193,575, respectively)	10,000,000	10,000
Tri-Party Mitsubishi UFJ, 2.200%, 10/1/18 (Purchased on 9/28/18, to be repurchased at $10,001,833, collateralized by various US government sponsored agency obligations, 3.000% to 4.000%, due from 10/1/32 to 9/1/47, aggregate par and fair value of $10,198,485 and $10,303,516, respectively)	10,000,000	10,000
Tri-Party Mizuho Securities, 2.250%, 10/1/18 (Purchased on 9/28/18, to be repurchased at $15,002,813, collateralized by US Treasury Note, 3.125%, due 5/15/21, par and fair value of $15,209,685 and $15,309,461, respectively)	15,000,000	15,000
Tri-Party Natixis S.A., 2.230%, 10/1/18 (Purchased on 9/28/18, to be repurchased at $15,002,788, collateralized by US Treasury Inflation Index Bond, 3.375%, due 4/15/32, par and fair value of $11,770,158 and $15,299,192, respectively)	15,000,000	15,000
Tri-Party Natixis S.A., 2.250%, 10/1/18 (Purchased on 9/28/18, to be repurchased at $5,000,938, collateralized by various US Treasury obligations and various US government sponsored agency obligations, 1.625% to 3.430%, due from 1/21/20 to 11/15/42, aggregate par and fair value of $4,190,708 and $5,099,999, respectively)	5,000,000	5,000

Government Money Market Portfolio

Money Market Investments (100.1%)	Shares/ Par +	Value $ (000’s)
Repurchase Agreements continued
Tri-Party TD Securities, 2.270%, 10/1/18 (Purchased on 9/28/18, to be repurchased at $10,001,892, collateralized by US government sponsored agency, 4.000%, due 3/1/48, par and fair value of $10,198,530 and $10,305,207, respectively)	10,000,000	10,000

Total		147,000

US Government & Agencies (64.5%)
Federal Farm Credit Bank, 0.000%, 11/19/18	6,380,000	6,361
Federal Farm Credit Bank, 0.000%, 12/24/18	1,470,000	1,462
Federal Farm Credit Bank, 0.000%, 1/4/19	2,220,000	2,207
Federal Farm Credit Bank, 0.000%, 1/16/19	4,380,000	4,352
Federal Farm Credit Bank, 0.000%, 2/4/19	2,505,000	2,485
Federal Farm Credit Bank, 0.000%, 3/11/19	2,440,000	2,415
Federal Farm Credit Bank, 0.000%, 3/19/19	2,440,000	2,414
Federal Farm Credit Bank, 0.000%, 4/12/19	635,000	627
Federal Farm Credit Bank, 0.000%, 6/17/19	2,495,000	2,452
Federal Farm Credit Bank, 0.000%, 6/28/19	1,730,000	1,699
Federal Farm Credit Bank, 0.000%, 7/22/19	2,225,000	2,179
Federal Farm Credit Bank, 0.000%, 7/23/19	4,115,000	4,030
Federal Farm Credit Bank, 0.000%, 8/15/19	2,320,000	2,271
Federal Farm Credit Bank, 2.071%, (1 Month LIBOR less 0.050%), 2/7/20	4,910,000	4,910
Federal Farm Credit Bank, 2.091%, (ICE LIBOR USD 1 Month less 0.040%), 9/11/20	1,975,000	1,975
Federal Farm Credit Bank, 2.108%, (ICE LIBOR USD 1 Month less 0.050%), 8/17/20	1,445,000	1,445
Federal Farm Credit Bank, 2.121%, (1 Month LIBOR less 0.095%), 7/25/19	4,500,000	4,499
Federal Farm Credit Bank, 2.168%, (ICE LIBOR USD 1 Month), 6/19/20	4,000,000	4,003
Federal Home Loan Bank, 0.000%, 10/3/18	5,565,000	5,564
Federal Home Loan Bank, 0.000%, 10/4/18	1,715,000	1,715
Federal Home Loan Bank, 0.000%, 10/9/18	2,420,000	2,419
Federal Home Loan Bank, 0.000%, 10/12/18	1,695,000	1,694
Federal Home Loan Bank, 0.000%, 10/16/18	1,680,000	1,678
Federal Home Loan Bank, 0.000%, 10/17/18	2,845,000	2,842
Federal Home Loan Bank, 0.000%, 10/19/18	8,950,000	8,940
Federal Home Loan Bank, 0.000%, 10/22/18	435,000	434
Federal Home Loan Bank, 0.000%, 10/26/18	3,020,000	3,015
Federal Home Loan Bank, 0.000%, 11/28/18	4,400,000	4,385
Federal Home Loan Bank, 0.000%, 11/30/18	2,755,000	2,745
Federal Home Loan Bank, 0.000%, 12/5/18	4,400,000	4,383
Federal Home Loan Bank, 0.000%, 12/7/18	760,000	757
Federal Home Loan Bank, 0.000%, 12/21/18	3,140,000	3,124
Federal Home Loan Bank, 0.000%, 1/4/19	1,690,000	1,680

Money Market Investments (100.1%)	Shares/ Par +	Value $ (000’s)
US Government & Agencies continued
Federal Home Loan Bank, 0.000%, 3/6/19	600,000	594
Federal Home Loan Bank, 0.000%, 3/20/19	3,000,000	2,967
Federal Home Loan Bank, 1.974%, (ICE LIBOR USD 1 Month less 0.130%), 2/1/19	2,750,000	2,750
Federal Home Loan Bank, 1.984%, (1 Month LIBOR less 0.150%), 11/14/18	4,185,000	4,185
Federal Home Loan Bank, 1.989%, (1 Month LIBOR less 0.115%), 10/3/18	3,500,000	3,500
Federal Home Loan Bank, 2.004%, (1 Month LIBOR less 0.100%), 11/2/18	10,000,000	10,000
Federal Home Loan Bank, 2.028%, (1 Month LIBOR less 0.130%), 11/16/18	7,000,000	7,000
Federal Home Loan Bank, 2.035%, (ICE LIBOR USD 1 Month less 0.130%), 11/16/18	6,035,000	6,035
Federal Home Loan Bank, 2.040%, (ICE LIBOR USD 1 Month less 0.125%), 11/20/18	3,160,000	3,160
Federal Home Loan Bank, 2.044%, (ICE LIBOR USD 1 Month less 0.090%), 6/14/19	5,230,000	5,230
Federal Home Loan Bank, 2.061%, (1 Month LIBOR less 0.070%), 2/11/19	1,010,000	1,010
Federal Home Loan Bank, 2.063%, (ICE LIBOR USD 1 Month less 0.105%), 7/19/19	6,745,000	6,745
Federal Home Loan Bank, 2.063%, (ICE LIBOR USD 1 Month less 0.085%), 9/9/19	5,370,000	5,370
Federal Home Loan Bank, 2.071%, (1 Month LIBOR less 0.060%), 9/11/19	4,000,000	4,000
Federal Home Loan Bank, 2.078%, (1 Month LIBOR less 0.140%), 10/26/18	5,000,000	5,000
Federal Home Loan Bank, 2.096%, (1 Month LIBOR less 0.120%), 3/25/19	6,000,000	6,000
Federal Home Loan Bank, 2.098%, (1 Month LIBOR less 0.070%), 12/19/18	8,000,000	8,000
Federal Home Loan Bank, 2.101%, (1 Month LIBOR less 0.115%), 2/25/19	5,000,000	5,000
Federal Home Loan Bank, 2.102%, (ICE LIBOR USD 1 Month less 0.110%), 10/22/18	2,100,000	2,100
Federal Home Loan Bank, 2.118%, (1 Month LIBOR less 0.040%), 4/17/20	2,550,000	2,550
Federal Home Loan Bank, 2.126%, (1 Month LIBOR less 0.090%), 1/25/19	3,650,000	3,650
Federal Home Loan Bank, 2.150%, (1 Month LIBOR less 0.080%), 8/27/19	3,045,000	3,045
Federal Home Loan Bank, 2.152%, (ICE LIBOR USD 1 Month less 0.060%), 2/24/20	3,780,000	3,780
Federal Home Loan Bank, 2.174%, (3 Month LIBOR less 0.160%), 6/12/19	1,390,000	1,390
Federal Home Loan Bank, 2.177%, (3 Month LIBOR less 0.160%), 6/20/19	1,600,000	1,600
Federal Home Loan Bank, 2.178%, (3 Month LIBOR less 0.160%), 6/20/19	1,950,000	1,950
Federal Home Loan Bank, 2.192%, (1 Month LIBOR less 0.050%), 6/28/19	1,080,000	1,080
Federal Home Loan Bank, 2.199%, (3 Month LIBOR less 0.140%), 12/19/19	1,770,000	1,770

Government Money Market Portfolio

Money Market Investments (100.1%)	Shares/ Par +	Value $ (000’s)
US Government & Agencies continued
Federal Home Loan Mortgage Corp., 0.000%, 10/18/18	5,140,000	5,135
Federal Home Loan Mortgage Corp., 0.875%, 10/12/18	2,785,000	2,784
Federal Home Loan Mortgage Corp., 2.033%, (1 Month LIBOR less 0.100%), 8/8/19	3,975,000	3,973
US Treasury, 0.000%, 10/25/18	9,360,000	9,347
US Treasury, 0.000%, 12/27/18	5,025,000	4,999
US Treasury, 0.000%, 1/17/19	25,000,000	24,837

Money Market Investments (100.1%)	Shares/ Par +	Value $ (000’s)
US Government & Agencies continued
US Treasury, 0.000%, 2/7/19	6,795,000	6,741
US Treasury, 0.000%, 2/21/19	3,095,000	3,068
US Treasury, 1.125%, 1/31/19	190,000	189
US Treasury, 1.250%, 1/31/19	190,000	189

Total		267,884

Total Money Market Investments (Cost: $415,865)		415,865

Total Investments (100.1%) (Cost: $415,865)		415,865

Other Assets, Less Liabilities (-0.1%)		(362)

Net Assets (100.0%)		415,503

+	All par is stated in U.S Dollar unless otherwise noted.
#	7-Day yield as of 9/30/2018.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Short-Term Investments
Money Market Funds	$981	$—	$—
All Others	—	414,884	—

Total Assets:	$981	$414,884	$—

Short-Term Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Corporate Bonds (52.0%)	Shares/ Par +	Value $ (000’s)
Basic Materials (2.0%)
Anglo American Capital PLC
3.750%, 4/10/22 144A	315,000	311
4.125%, 9/27/22 144A	295,000	295
Celulosa Arauco y Constitucion SA 7.250%, 7/29/19	400,000	413
CNAC HK Finbridge Co., Ltd.
3.000%, 7/19/20	390,000	382
4.125%, 3/14/21 144A	360,000	358
International Flavors & Fragrances, Inc. 3.400%, 9/25/20	195,000	195
INVISTA Finance LLC 4.250%, 10/15/19 144A	515,000	514
LyondellBasell Industries NV
5.000%, 4/15/19	199,000	200
6.000%, 11/15/21	280,000	297
Sherwin-Williams Co. 2.250%, 5/15/20 b	1,395,000	1,375
Solvay Finance America LLC 3.400%, 12/3/20 144A	1,120,000	1,119
Southern Copper Corp. 5.375%, 4/16/20	245,000	252
Syngenta Finance NV 3.698%, 4/24/20 144A	435,000	435

Total		6,146

Communications (4.3%)
Alibaba Group Holding, Ltd. 2.500%, 11/28/19	870,000	865
America Movil SAB de CV
5.000%, 10/16/19	100,000	102
5.000%, 3/30/20	565,000	579
Baidu, Inc. 2.750%, 6/9/19	1,140,000	1,135
British Telecommunications PLC 2.350%, 2/14/19	250,000	250
Charter Communications Operating LLC / Charter Communications Operating Capital Corp. 3.579%, 7/23/20	630,000	630
Crown Castle Towers LLC 3.720%, 7/15/43 144A	300,000	300
Discovery Communications LLC 2.200%, 9/20/19	265,000	263
eBay, Inc. 2.150%, 6/5/20	375,000	369
The Interpublic Group of Companies, Inc. 3.500%, 10/1/20	140,000	140
JD.com, Inc. 3.125%, 4/29/21	720,000	699
NBCUniversal Media LLC 5.150%, 4/30/20	716,000	738
Neptune Finco Corp. 10.875%, 10/15/25 144A	337,000	391
Omnicom Group, Inc.
4.450%, 8/15/20	400,000	408
6.250%, 7/15/19	615,000	631

Corporate Bonds (52.0%)	Shares/ Par +	Value $ (000’s)
Communications continued
The Priceline Group, Inc. 2.750%, 3/15/23	150,000	144
RELX Capital, Inc. 3.500%, 3/16/23	270,000	267
SES GLOBAL Americas Holdings GP 2.500%, 3/25/19 144A	180,000	180
Telefonica Emisiones SAU 5.134%, 4/27/20	260,000	267
Telefonos de Mexico SAB de CV 5.500%, 11/15/19	480,000	492
Tencent Holdings, Ltd.
2.875%, 2/11/20 144A	585,000	581
3.375%, 5/2/19 144A	520,000	521
Time Warner Cable LLC
8.250%, 4/1/19	970,000	995
8.750%, 2/14/19	590,000	602
Viacom, Inc.
2.750%, 12/15/19	838,000	833
5.625%, 9/15/19	305,000	312
Warner Media LLC 2.100%, 6/1/19	250,000	249

Total		12,943

Consumer, Cyclical (4.6%)
American Honda Finance Corp. 2.125%, 10/10/18	250,000	250
Aptiv PLC 3.150%, 11/19/20	510,000	506
AutoZone, Inc. 1.625%, 4/21/19	65,000	65
BMW US Capital LLC
2.747%, (ICE LIBOR USD 3 Month plus 0.410%), 4/12/21 144A	525,000	527
2.819%, (ICE LIBOR USD 3 Month plus 0.500%), 8/13/21 144A	390,000	391
D.R. Horton, Inc. 2.550%, 12/1/20	240,000	235
Daimler Finance North America LLC
1.750%, 10/30/19 144A	480,000	473
2.300%, 2/12/21 144A	705,000	687
3.100%, 5/4/20 144A	290,000	289
Delta Air Lines, Inc.
2.875%, 3/13/20	295,000	293
3.800%, 4/19/23	620,000	607
Dollar Tree, Inc.
3.036%, (ICE LIBOR USD 3 Month plus 0.700%), 4/17/20	585,000	586
Ford Motor Credit Co. LLC
2.021%, 5/3/19	455,000	452
2.343%, 11/2/20	200,000	194
2.459%, 3/27/20	245,000	241
2.551%, 10/5/18	630,000	630
3.470%, 4/5/21	200,000	198
General Motors Financial Co., Inc.
3.100%, 1/15/19	580,000	580

Short-Term Bond Portfolio

Corporate Bonds (52.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
3.189%, (ICE LIBOR USD 3 Month plus 0.850%), 4/9/21	350,000	351
3.200%, 7/13/20	740,000	738
Harley-Davidson Financial Services, Inc.
2.812%, (ICE LIBOR USD 3 Month plus 0.500%), 5/21/20 144A	375,000	376
Hyundai Capital America
2.000%, 7/1/19 144A	400,000	397
2.400%, 10/30/18 144A	400,000	400
2.500%, 3/18/19 144A	1,020,000	1,018
2.550%, 2/6/19 144A	200,000	200
Nissan Motor Acceptance Corp.
1.550%, 9/13/19 144A	340,000	335
3.650%, 9/21/21 144A	405,000	406
PACCAR Financial Corp. 3.100%, 5/10/21	585,000	582
QVC, Inc. 3.125%, 4/1/19	910,000	910
Royal Caribbean Cruises, Ltd. 2.650%, 11/28/20	125,000	123
Southwest Airlines Co. 2.750%, 11/6/19	280,000	279
Walmart, Inc. 3.125%, 6/23/21	740,000	741

Total		14,060

Consumer, Non-cyclical (6.4%)
Abbott Laboratories 2.900%, 11/30/21	480,000	474
AbbVie, Inc. 2.300%, 5/14/21	375,000	365
Allergan Funding SCS 2.450%, 6/15/19	100,000	100
Anthem, Inc.
2.250%, 8/15/19	500,000	497
2.500%, 11/21/20	105,000	103
BAT Capital Corp. 2.297%, 8/14/20 144A	1,210,000	1,186
Bayer US Finance II LLC
3.003%, (ICE LIBOR USD 3 Month plus 0.630%), 6/25/21 144A	580,000	582
3.500%, 6/25/21 144A	310,000	309
Bayer US Finance LLC 2.375%, 10/8/19 144A	440,000	437
Biogen, Inc. 2.900%, 9/15/20	230,000	229
Bunge, Ltd. Finance Corp. 3.500%, 11/24/20	375,000	374
Campbell Soup Co.
2.834%, (ICE LIBOR USD 3 Month plus 0.500%), 3/16/20	475,000	474
2.964%, (ICE LIBOR USD 3 Month plus 0.630%), 3/15/21	475,000	475
Celgene Corp.
2.250%, 5/15/19	340,000	339
2.875%, 8/15/20	295,000	293
2.875%, 2/19/21	320,000	316
Coca-Cola Femsa, SAB de CV 2.375%, 11/26/18	145,000	145
CVS Health Corp. 2.250%, 12/5/18	250,000	250

Corporate Bonds (52.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
2.957%, (ICE LIBOR USD 3 Month plus 0.630%), 3/9/20	295,000	297
3.047%, (ICE LIBOR USD 3 Month plus 0.720%), 3/9/21	320,000	323
3.125%, 3/9/20	390,000	390
3.350%, 3/9/21	635,000	634
Danone SA 1.691%, 10/30/19 144A	1,070,000	1,054
Equifax, Inc.
2.300%, 6/1/21	150,000	145
3.184%, (ICE LIBOR USD 3 Month plus 0.870%), 8/15/21	285,000	287
3.600%, 8/15/21	275,000	273
ERAC USA Finance LLC
2.350%, 10/15/19 144A	110,000	109
2.800%, 11/1/18 144A	325,000	325
Express Scripts Holding Co.
2.250%, 6/15/19	70,000	70
3.065%, (ICE LIBOR USD 3 Month plus 0.750%), 11/30/20	750,000	750
General Mills, Inc.
2.879%, (ICE LIBOR USD 3 Month plus 0.540%), 4/16/21	910,000	914
Halfmoon Parent, Inc.
2.984%, (ICE LIBOR USD 3 Month plus 0.650%), 9/17/21 144A	315,000	315
3.400%, 9/17/21 144A	175,000	174
Humana, Inc. 2.625%, 10/1/19	190,000	189
Imperial Brands Finance PLC 2.950%, 7/21/20 144A	945,000	936
Johnson & Johnson 1.950%, 11/10/20	225,000	220
The Kroger Co.
1.500%, 9/30/19	272,000	268
2.300%, 1/15/19	165,000	165
Maple Escrow Subsidiary, Inc. 3.551%, 5/25/21 144A	770,000	769
Medco Health Solutions, Inc. 4.125%, 9/15/20	325,000	329
Reynolds American, Inc.
3.250%, 6/12/20	145,000	145
8.125%, 6/23/19	160,000	166
Shire Acquisitions Investments Ireland Designated Activity Co. 1.900%, 9/23/19 b	2,100,000	2,078
Teva Pharmaceutical Finance Netherlands III BV 1.700%, 7/19/19	1,055,000	1,038
Tyson Foods, Inc. 2.250%, 8/23/21	280,000	269

Total		19,580

Energy (3.8%)
Cenovus Energy, Inc. 5.700%, 10/15/19	465,000	476
China Shenhua Overseas Capital Co., Ltd. 3.125%, 1/20/20 144A	785,000	777
Columbia Pipeline Group, Inc. 3.300%, 6/1/20	535,000	534

Short-Term Bond Portfolio

Corporate Bonds (52.0%)	Shares/ Par +	Value $ (000’s)
Energy continued
DCP Midstream Operating LP 2.700%, 4/1/19	430,000	429
Enable Midstream Partners LP 2.400%, 5/15/19	295,000	294
Enbridge Energy Partners LP 9.875%, 3/1/19	790,000	811
Encana Corp. 6.500%, 5/15/19	370,000	378
Eni SPA 4.000%, 9/12/23 144A	200,000	198
EnLink Midstream Partners LP 2.700%, 4/1/19	135,000	135
Enterprise Products Operating LLC
2.800%, 2/15/21	480,000	474
6.500%, 1/31/19	250,000	253
Exxon Mobil Corp.
2.693%, (ICE LIBOR USD 3 Month plus 0.370%), 3/6/22	1,110,000	1,119
Kinder Morgan Energy Partners LP 9.000%, 2/1/19	415,000	423
Magellan Midstream Partners LP 6.550%, 7/15/19	480,000	493
Marathon Oil Corp. 2.700%, 6/1/20	150,000	148
ONEOK Partners LP 8.625%, 3/1/19	462,000	473
Petroleos Mexicanos
5.500%, 1/21/21	75,000	77
6.375%, 2/4/21	415,000	435
8.000%, 5/3/19	720,000	740
Phillips 66
2.911%, (ICE LIBOR USD 3 Month plus 0.600%), 2/26/21	335,000	335
2.989%, (ICE LIBOR USD 3 Month plus 0.650%), 4/15/19 144A	245,000	245
Plains All American Pipeline LP / PAA Finance Corp.
2.600%, 12/15/19	90,000	89
5.000%, 2/1/21	220,000	225
5.750%, 1/15/20	205,000	210
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	470,000	489
Williams Partners LP
3.350%, 8/15/22	95,000	93
5.250%, 3/15/20	1,125,000	1,155

Total		11,508

Financial (19.6%)
ABN AMRO Bank NV
2.100%, 1/18/19 144A	805,000	804
2.881%, (ICE LIBOR USD 3 Month plus 0.570%), 8/27/21 144A	760,000	762
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.750%, 5/15/19	250,000	251
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust 3.950%, 2/1/22	475,000	474
AIA Group, Ltd. 2.250%, 3/11/19 144A	200,000	199

Corporate Bonds (52.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
2.858%, (ICE LIBOR USD 3 Month plus 0.520%), 9/20/21 144A	765,000	766
AIG Global Funding 3.350%, 6/25/21 144A	365,000	363
Air Lease Corp.
2.125%, 1/15/20	570,000	561
2.500%, 3/1/21	135,000	132
3.500%, 1/15/22	265,000	263
Ally Financial, Inc.
3.250%, 11/5/18	610,000	610
3.500%, 1/27/19	825,000	825
American Campus Communities Operating Partnership LP 3.350%, 10/1/20	390,000	389
American Express Credit Corp.
2.200%, 3/3/20	700,000	692
2.375%, 5/26/20	110,000	109
American International Group, Inc.
2.300%, 7/16/19	350,000	348
6.400%, 12/15/20	175,000	186
ANZ New Zealand International, Ltd.
2.200%, 7/17/20 144A	380,000	372
2.750%, 1/22/21 144A	590,000	580
Aon Corp. 5.000%, 9/30/20	60,000	62
Aon PLC 2.800%, 3/15/21	570,000	560
Banco de Credito del Peru 2.250%, 10/25/19 144A	200,000	198
Banco Santander Chile 2.500%, 12/15/20 144A	860,000	843
Banco Santander SA
3.457%, (ICE LIBOR USD 3 Month plus 1.120%), 4/12/23	400,000	401
Bank of America Corp.
2.503%, 10/21/22	280,000	268
2.625%, 4/19/21	315,000	310
2.727%, (ICE LIBOR USD 3 Month plus 0.380%), 1/23/22	395,000	394
3.023%, (ICE LIBOR USD 3 Month plus 0.650%), 6/25/22	410,000	411
3.508%, (ICE LIBOR USD 3 Month plus 1.160%), 1/20/23	665,000	676
Bank of Montreal
1.750%, 9/11/19	1,100,000	1,088
2.797%, (ICE LIBOR USD 3 Month plus 0.460%), 4/13/21	430,000	432
The Bank of New York Mellon Corp. 2.200%, 3/4/19	125,000	125
Banque Federative du Credit Mutuel SA 2.000%, 4/12/19 144A	795,000	791
3.308%, (ICE LIBOR USD 3 Month plus 0.960%), 7/20/23 144A	600,000	604
Barclays Bank PLC 2.650%, 1/11/21	445,000	436
Barclays PLC 2.750%, 11/8/19	715,000	711
3.956%, (ICE LIBOR USD 3 Month plus 1.625%), 1/10/23	290,000	295
BB&T Corp. 2.150%, 2/1/21	550,000	537

Short-Term Bond Portfolio

Corporate Bonds (52.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
BPCE SA
2.500%, 12/10/18 b	1,200,000	1,200
2.500%, 7/15/19	295,000	294
3.530%, (ICE LIBOR USD 3 Month plus 1.220%), 5/22/22 144A	280,000	283
Brixmor Operating Partnership LP 3.875%, 8/15/22	80,000	80
Capital One Bank USA NA 8.800%, 7/15/19	250,000	261
Capital One Financial Corp.
2.400%, 10/30/20	230,000	225
2.500%, 5/12/20	170,000	168
Capital One NA
1.850%, 9/13/19	655,000	648
2.350%, 1/31/20	955,000	944
The Charles Schwab Corp.
2.632%, (ICE LIBOR USD 3 Month plus 0.320%), 5/21/21	470,000	471
Chicago Board Options Exchange, Inc. 1.950%, 6/28/19	285,000	283
China Overseas Finance Cayman VI, Ltd. 4.250%, 5/8/19 144A	750,000	752
Citibank NA 2.125%, 10/20/20	405,000	395
Citigroup, Inc.
2.050%, 6/7/19	235,000	234
2.700%, 3/30/21	35,000	34
2.900%, 12/8/21	675,000	661
3.121%, (ICE LIBOR USD 3 Month plus 0.790%), 1/10/20	680,000	685
Citizens Bank NA
2.250%, 3/2/20	565,000	557
2.500%, 3/14/19	525,000	524
2.550%, 5/13/21	250,000	244
Citizens Financial Group, Inc. 2.375%, 7/28/21	35,000	34
CNO Financial Group, Inc. 4.500%, 5/30/20	140,000	141
Commonwealth Bank of Australia 1.750%, 11/2/18	918,000	917
Cooperatieve Rabobank UA 3.950%, 11/9/22	645,000	641
Credit Agricole SA
3.362%, (ICE LIBOR USD 3 Month plus 1.020%), 4/24/23 144A	315,000	316
The Credit Mutuel-CM11 Group 2.200%, 7/20/20 144A	435,000	426
Credit Suisse AG 5.400%, 1/14/20	150,000	154
Credit Suisse Group Funding Guernsey, Ltd. 2.750%, 3/26/20	500,000	496
Crown Castle International Corp.
2.250%, 9/1/21	195,000	187
3.400%, 2/15/21	385,000	384
Danske Bank A/S 2.200%, 3/2/20 144A	820,000	805
Discover Bank
2.600%, 11/13/18	590,000	590
3.100%, 6/4/20	1,025,000	1,018

Corporate Bonds (52.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
First Niagara Financial Group, Inc. 7.250%, 12/15/21	245,000	270
The Goldman Sachs Group, Inc.
1.950%, 7/23/19	240,000	238
2.300%, 12/13/19	370,000	367
2.750%, 9/15/20	95,000	94
3.122%, (ICE LIBOR USD 3 Month plus 0.780%), 10/31/22	330,000	332
3.445%, (ICE LIBOR USD 3 Month plus 1.110%), 4/26/22	520,000	526
5.375%, 3/15/20	195,000	201
6.000%, 6/15/20	60,000	63
HCP, Inc. 2.625%, 2/1/20	60,000	59
HSBC Holdings PLC
2.922%, (ICE LIBOR USD 3 Month plus 0.600%), 5/18/21	545,000	546
2.984%, (ICE LIBOR USD 3 Month plus 0.650%), 9/11/21	320,000	320
HSBC USA, Inc. 2.350%, 3/5/20	465,000	460
The Huntington National Bank 2.200%, 11/6/18	1,175,000	1,175
ING Groep NV
3.484%, (ICE LIBOR USD 3 Month plus 1.150%), 3/29/22	335,000	340
International Lease Finance Corp. 6.250%, 5/15/19	385,000	392
Intesa Sanpaolo SPA
3.375%, 1/12/23 144A	350,000	324
3.875%, 1/15/19	425,000	425
JPMorgan Chase & Co.
2.350%, 1/28/19	250,000	250
2.877%, (ICE LIBOR USD 3 Month plus 0.550%), 3/9/21	675,000	677
4.250%, 10/15/20	200,000	204
4.400%, 7/22/20	105,000	107
4.950%, 3/25/20	150,000	154
JPMorgan Chase Bank NA
2.604%, (ICE LIBOR USD 3 Month plus 0.280%), 2/1/21	250,000	248
Lincoln National Corp. 4.000%, 9/1/23	130,000	131
Marsh & McLennan Cos., Inc. 2.550%, 10/15/18	160,000	160
Mitsubishi UFJ Financial Group, Inc.
2.985%, (ICE LIBOR USD 3 Month plus 0.650%), 7/26/21	193,000	194
3.195%, (ICE LIBOR USD 3 Month plus 0.860%), 7/26/23	320,000	321
3.230%, (ICE LIBOR USD 3 Month plus 0.920%), 2/22/22	390,000	394
Mizuho Bank 2.150%, 10/20/18 144A	245,000	245
Morgan Stanley
2.891%, (ICE LIBOR USD 3 Month plus 0.550%), 2/10/21	595,000	597
5.500%, 1/26/20	240,000	247
5.500%, 7/24/20	235,000	244
7.300%, 5/13/19	250,000	257

Short-Term Bond Portfolio

Corporate Bonds (52.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
New York Life Global Funding
1.550%, 11/2/18 144A	525,000	525
2.661%, (ICE LIBOR USD 3 Month plus 0.320%), 8/6/21 144A	585,000	586
PNC Bank NA 2.450%, 11/5/20	425,000	418
Principal Life Global Funding II
1.500%, 4/18/19 144A	240,000	238
2.200%, 4/8/20 144A	445,000	439
2.250%, 10/15/18 144A	250,000	250
Regions Bank
2.717%, (ICE LIBOR USD 3 Month plus 0.380%), 4/1/21	650,000	650
2.838%, (ICE LIBOR USD 3 Month plus 0.500%), 8/13/21	250,000	250
Reinsurance Group of America, Inc.
5.000%, 6/1/21	60,000	62
6.450%, 11/15/19	540,000	558
Royal Bank of Scotland Group PLC 6.400%, 10/21/19	140,000	144
Santander UK Group Holdings PLC 2.875%, 10/16/20	145,000	143
Santander UK PLC 2.125%, 11/3/20	430,000	418
Skandinaviska Enskilda Banken AB 1.500%, 9/13/19	680,000	671
Standard Chartered PLC
2.100%, 8/19/19 144A	200,000	198
2.400%, 9/8/19 144A	200,000	198
3.582%, (ICE LIBOR USD 3 Month plus 1.150%), 1/20/23 144A	435,000	436
Sumitomo Mitsui Banking Corp.
1.762%, 10/19/18	250,000	250
2.514%, 1/17/20	730,000	724
Sumitomo Mitsui Trust Holdings 1.950%, 9/19/19 144A	290,000	287
SunTrust Bank
2.590%, (ICE LIBOR USD 3 Month plus 0.298%), 1/29/21	720,000	713
SunTrust Banks, Inc. 2.350%, 11/1/18	465,000	465
Svenska Handelsbanken AB 3.350%, 5/24/21	525,000	524
Synchrony Financial
2.700%, 2/3/20	155,000	153
The Toronto-Dominion Bank
2.575%, (ICE LIBOR USD 3 Month plus 0.240%), 1/25/21	755,000	755
Trininty Acquisition PLC 3.500%, 9/15/21	315,000	312
U.S. Bank NA
2.655%, (ICE LIBOR USD 3 Month plus 0.320%), 4/26/21	720,000	723
UBS Group Funding AG
3.530%, (ICE LIBOR USD 3 Month plus 1.220%), 5/23/23 144A	415,000	421
UBS Group Funding Jersey, Ltd.
2.950%, 9/24/20 144A	255,000	253
3.000%, 4/15/21 144A	385,000	379

Corporate Bonds (52.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
UNUM Group 3.000%, 5/15/21	620,000	610
VEREIT Operating Partnership LP 3.000%, 2/6/19 b	1,205,000	1,205
WEA Finance LLC / Westfield UK & Europe Finance PLC
2.700%, 9/17/19 144A	405,000	404
3.250%, 10/5/20 144A	240,000	239
Wells Fargo & Co. 2.550%, 12/7/20	45,000	44
Wells Fargo Bank NA
3.325%, (ICE LIBOR USD 3 Month plus 0.490%), 7/23/21	920,000	919
XLIT, Ltd.
2.300%, 12/15/18	430,000	430

Total		59,436

Industrial (5.2%)
Avnet, Inc. 3.750%, 12/1/21	250,000	249
Bohai Capital Holding Co., Ltd. 3.625%, 3/15/21 144A	690,000	673
Boral Finance, Ltd. 3.000%, 11/1/22 144A	65,000	63
Caterpillar Financial Services Corp.
2.597%, (ICE LIBOR USD 3 Month plus 0.280%), 9/7/21	285,000	285
CNH Industrial Capital LLC 4.375%, 11/6/20	895,000	907
DAE Funding LLC 4.000%, 8/1/20 144A	360,000	356
Fortive Corp. 1.800%, 6/15/19	8,000	8
GATX Corp.
2.500%, 7/30/19	315,000	314
2.600%, 3/30/20	830,000	819
General Dynamics Corp.
2.628%, (ICE LIBOR USD 3 Month plus 0.290%), 5/11/20	155,000	155
2.718%, (ICE LIBOR USD 3 Month plus 0.380%), 5/11/21	255,000	257
Harris Corp. 2.700%, 4/27/20	510,000	505
Honeywell International, Inc. 1.800%, 10/30/19	505,000	500
Kansas City Southern 2.350%, 5/15/20	915,000	897
Keysight Technologies, Inc. 3.300%, 10/30/19 b	1,735,000	1,734
Martin Marietta Materials, Inc.
2.838%, (ICE LIBOR USD 3 Month plus 0.500%), 12/20/19	295,000	296
2.960%, (ICE LIBOR USD 3 Month plus 0.650%), 5/22/20	150,000	150
Municipality of Beijing China 2.750%, 9/26/20 144A	645,000	630
Northrop Grumman Corp. 2.080%, 10/15/20	750,000	733
Packaging Corp. of America 2.450%, 12/15/20	270,000	265

Short-Term Bond Portfolio

Corporate Bonds (52.0%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Penske Truck Leasing Co. LP / PTL Finance Corp.
2.500%, 6/15/19 144A	240,000	239
3.200%, 7/15/20 144A	795,000	791
Republic Services, Inc. 5.500%, 9/15/19	250,000	256
Rockwell Collins, Inc. 1.950%, 7/15/19	205,000	204
Roper Industries, Inc. 2.050%, 10/1/18	865,000	865
Roper Technologies, Inc. 3.000%, 12/15/20	90,000	89
SMBC Aviation Capital Finance DAC 4.125%, 7/15/23 144A	200,000	200
Stanley Black & Decker, Inc.
1.622%, 11/17/18	65,000	65
2.451%, 11/17/18	1,155,000	1,154
Union Pacific Corp.
2.250%, 2/15/19	85,000	85
3.200%, 6/8/21	565,000	565
United Technologies Corp.
2.965%, (ICE LIBOR USD 3 Month plus 0.650%), 8/16/21	355,000	356
Vulcan Materials Co.
2.934%, (ICE LIBOR USD 3 Month plus 0.600%), 6/15/20	365,000	366
2.971%, (ICE LIBOR USD 3 Month plus 0.650%), 3/1/21	760,000	763

Total		15,794

Real Estate (0.5%)
SBA Tower Trust
2.877%, 7/10/46 144A	155,000	152
3.156%, 10/10/45 144A	635,000	630
3.168%, 4/9/47 144A	390,000	383
3.448%, 3/15/23 144A	415,000	409

Total		1,574

Technology (2.5%)
Apple, Inc. 1.800%, 11/13/19	690,000	683
Broadcom Corp. / Broadcom Cayman Finance, Ltd.
2.375%, 1/15/20	750,000	741
3.000%, 1/15/22	700,000	682
Dell International LLC / EMC Corp. 3.480%, 6/1/19 144A	1,160,000	1,163
DXC Technology Co.
2.875%, 3/27/20	445,000	441
3.271%, (ICE LIBOR USD 3 Month plus 0.950%), 3/1/21	880,000	880
Fidelity National Information Services, Inc.
2.250%, 8/15/21	490,000	473
3.625%, 10/15/20	120,000	121
Hewlett Packard Enterprise Co.
2.100%, 10/4/19 144A	280,000	277
2.850%, 10/5/18	168,000	168
Microchip Technology, Inc. 3.922%, 6/1/21 144A	395,000	393
Seagate HDD Cayman 3.750%, 11/15/18	410,000	410

Corporate Bonds (52.0%)	Shares/ Par +	Value $ (000’s)
Technology continued
Xerox Corp.
2.750%, 3/15/19	640,000	639
5.625%, 12/15/19	525,000	537

Total		7,608

Utilities (3.1%)
Commonwealth Edison Co. 2.150%, 1/15/19	250,000	250
Dominion Energy, Inc. 2.579%, 7/1/20	185,000	182
Dominion Resources, Inc.
1.875%, 1/15/19	225,000	224
2.962%, 7/1/19	145,000	145
5.200%, 8/15/19	150,000	153
Duke Energy Corp. 3.550%, 9/15/21	155,000	155
EDP Finance BV 4.900%, 10/1/19 144A	810,000	821
Enel Finance International NV
2.875%, 5/25/22 144A	535,000	509
4.250%, 9/14/23 144A	400,000	394
ENN Energy Holdings, Ltd.
3.250%, 10/23/19 144A	400,000	396
6.000%, 5/13/21 144A	200,000	208
Exelon Generation Co. LLC
2.950%, 1/15/20	415,000	414
5.200%, 10/1/19	21,000	21
FirstEnergy Corp. 2.850%, 7/15/22	320,000	309
MidAmerican Energy Co. 2.400%, 3/15/19	500,000	500
NextEra Energy Capital Holdings, Inc. 2.300%, 4/1/19	165,000	165
2.861%, (ICE LIBOR USD 3 Month plus 0.550%), 8/28/21	610,000	610
Origin Energy Finance, Ltd. 3.500%, 10/9/18 144A	790,000	790
PNM Resources, Inc. 3.250%, 3/9/21	465,000	461
San Diego Gas & Electric Co. 1.914%, 2/1/22	107,501	105
Sempra Energy
1.625%, 10/7/19	163,000	161
2.839%, (ICE LIBOR USD 3 Month plus 0.500%), 1/15/21	495,000	495
The Southern Co.
1.850%, 7/1/19	575,000	571
2.350%, 7/1/21	125,000	121
Southern Electric Generating Co. 2.200%, 12/1/18 144A	140,000	140
State Grid Overseas Investment 2016, Ltd. 2.250%, 5/4/20 144A	1,030,000	1,009

Total		9,309

Total Corporate Bonds (Cost: $158,802)		157,958

Short-Term Bond Portfolio

Governments (11.5%)	Shares/ Par +	Value $ (000’s)
Governments (11.5%)
US Treasury
1.375%, 9/15/20 b	2,870,000	2,792
1.375%, 5/31/21	1,000,000	962
1.500%, 6/15/20 b	3,460,000	3,386
1.625%, 11/30/20 b	5,605,000	5,462
1.875%, 12/15/20 b	6,845,000	6,705
2.375%, 4/30/20 b	2,025,000	2,013
2.625%, 7/31/20 b	7,760,000	7,735
2.625%, 8/31/20 b	3,000,000	2,989
2.750%, 9/30/20 b	1,515,000	1,513
US Treasury Inflation Index Bond 0.625%, 4/15/23 b	1,521,810	1,502

Total		35,059

Total Governments (Cost: $35,557)		35,059

Municipal Bonds (0.2%)
Municipal Bonds (0.2%)
Florida State Board of Administration Finance Corp. 2.163%, 7/1/19 RB	475,000	473

Total Municipal Bonds (Cost: $475)		473

Structured Products (35.8%)
Asset Backed Securities (19.8%)
Allegro CLO III, Ltd., Series 2015-1A, Class AR
3.175%, (ICE LIBOR USD 3 Month plus 0.840%), 7/25/27 144A	585,000	583
Ally Auto Receivables Trust, Series 2015-2, Class C 2.410%, 1/15/21 144A	505,000	505
Ally Auto Receivables Trust, Series 2016-1, Class D 2.840%, 9/15/22	180,000	179
Ally Auto Receivables Trust, Series 2017-2, Class C 2.460%, 9/15/22	70,000	69
Ally Auto Receivables Trust, Series 2017-2, Class D 2.930%, 11/15/23	95,000	93
Ally Master Owner Trust, Series 2018 4, Class A 3.300%, 7/17/23	300,000	300
AmeriCredit Automobile Receivables Trust, Series 2014-1, Class E 3.580%, 8/9/21 144A	175,000	175
AmeriCredit Automobile Receivables Trust, Series 2014-2, Class E 3.370%, 11/8/21 144A	375,000	376
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class C 2.580%, 9/8/20	201,337	201
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class D 3.130%, 10/8/20	445,000	446
AmeriCredit Automobile Receivables Trust, Series 2014-3, Class E 3.720%, 3/8/22 144A	170,000	171

Structured Products (35.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class C 2.470%, 11/9/20	133,242	133
AmeriCredit Automobile Receivables Trust, Series 2014-4, Class E 3.660%, 3/8/22	150,000	150
AmeriCredit Automobile Receivables Trust, Series 2015-2, Class D 3.000%, 6/8/21	245,000	245
AmeriCredit Automobile Receivables Trust, Series 2015-3, Class D 3.340%, 8/8/21	310,000	311
AmeriCredit Automobile Receivables Trust, Series 2015-4, Class A3 1.700%, 7/8/20	9,088	9
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class A3 1.810%, 10/8/20	13,730	14
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C 2.890%, 1/10/22	1,120,000	1,119
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class D 2.710%, 9/8/22	380,000	374
AmeriCredit Automobile Receivables Trust, Series 2016-4, Class A3 1.530%, 7/8/21	343,647	342
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C 2.710%, 8/18/22	175,000	173
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class D 3.130%, 1/18/23	620,000	611
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class B 2.240%, 6/19/23	185,000	182
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class C 2.690%, 6/19/23	195,000	192
ARI Fleet Lease Trust, Series 2016-A, Class A2 1.820%, 7/15/24 144A	36,552	37
ARI Fleet Lease Trust, Series 2017-A, Class A2 1.910%, 4/15/26 144A	97,300	97
ARI Fleet Lease Trust, Series 2017-A, Class A3 2.280%, 4/15/26 144A	700,000	687
ARI Fleet Lease Trust, Series 2018-A, Class A2 2.550%, 10/15/26 144A	280,000	279
Ascentium Equipment Receivables Trust LLC, Series 2017-1A, Class A2 1.870%, 7/10/19 144A	45,233	45
Ascentium Equipment Receivables Trust LLC, Series 2017-1A, Class A3 2.290%, 6/10/21 144A	160,000	158
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class A 2.970%, 2/20/20 144A	112,500	113

Short-Term Bond Portfolio

Structured Products (35.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Avis Budget Rental Car Funding AESOP LLC, Series 2013-2A, Class B 3.660%, 2/20/20 144A	558,333	559
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A 2.460%, 7/20/20 144A	155,000	155
Avis Budget Rental Car Funding AESOP LLC, Series 2014-2A, Class A 2.500%, 2/20/21 144A	1,155,000	1,146
Avis Budget Rental Car Funding AESOP LLC, Series 2015-1A, Class A 2.500%, 7/20/21 144A	415,000	409
Avis Budget Rental Car Funding AESOP LLC, Series 2016-1A, Class A 2.990%, 6/20/22 144A	440,000	434
Avis Budget Rental Car Funding AESOP LLC, Series 2017-2A, Class A 2.970%, 3/20/24 144A	425,000	412
Babson CLO, Ltd., Series 2017-IA, Class AR
3.148%, (ICE LIBOR USD 3 Month plus 0.800%), 1/20/28 144A	730,000	727
Barlays Dryrock Issuance Trust, Series 2018-1, Class A
2.498%, (ICE LIBOR USD 1 Month plus 0.330%), 7/15/24	1,100,000	1,100
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A 3.500%, (AFC), 1/28/58 144A	741,574	735
Bayview Opportunity Master Fund IVa Trust, Series 2017-SPL5, Class A 3.500%, (AFC), 6/28/57 144A	632,578	629
Bayview Opportunity Master Fund IVb Trust, Series 2017-SPL4,Class A 3.500%, (AFC), 1/28/55 144A	219,195	218
BlueMountain CLO, Series 2015-2, Class A
3.260%, (ICE LIBOR USD 3 Month plus 0.930%), 7/18/27 144A	750,000	749
BMW Vehicle Lease Trust, Series 2016-2, Class A3 1.430%, 9/20/19	129,197	129
BMW Vehicle Lease Trust, Series 2017-1, Class A3 1.980%, 5/20/20	325,000	324
California Republic Auto Receivables Trust, Series 2015-1, Class B 2.510%, 2/16/21	130,000	129
Capital Auto Receivables Asset Trust, Series 2016-1, Class A3 1.730%, 4/20/20	30,342	30
Capital Auto Receivables Asset Trust, Series 2016-2, Class A4 1.630%, 1/20/21	175,000	174
Capital Auto Receivables Asset Trust, Series 2016-3, Class A3 1.540%, 8/20/20	49,069	49
Capital Auto Receivables Asset Trust, Series 2017-1, Class B 2.430%, 5/20/22 144A	70,000	69
Capital Auto Receivables Asset Trust, Series 2017-1, Class C 2.700%, 9/20/22 144A	115,000	113

Structured Products (35.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Capital Auto Receivables Asset Trust, Series 2018-1, Class D 3.700%, 6/20/25 144A	575,000	571
Carlyle Global Market Strategies, Series 2015-1A, Class AR
3.348%, (ICE LIBOR USD 3 Month plus 1.000%), 4/20/27 144A	425,000	425
Carlyle Global Market Strategies, Series 2015-3A, Class A1R
3.339%, (ICE LIBOR USD 3 Month plus 1.000%), 7/28/28 144A	760,000	760
CarMax Auto Owner Trust, Series 2014-4, Class A4 1.810%, 7/15/20	149,774	150
CarMax Auto Owner Trust, Series 2015-3, Class D 3.270%, 3/15/22	220,000	220
CarMax Auto Owner Trust, Series 2016-2, Class A3 1.520%, 2/16/21	186,899	186
CarMax Auto Owner Trust, Series 2016-4, Class A3 1.400%, 8/15/21	371,225	367
CarMax Auto Owner Trust, Series 2017-4, Class C 2.700%, 10/16/23	95,000	93
CCG Receivables Trust, Series 2015-1, Class B 2.600%, 1/17/23 144A	370,000	370
CCG Receivables Trust, Series 2016-1, Class A2 1.690%, 9/14/22 144A	52,718	52
CCG Receivables Trust, Series 2017-1, Class A2 1.840%, 11/14/23 144A	183,297	182
Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A3 1.640%, 7/15/21 144A	92,035	92
CNH Equipment Trust, Series 2015-B, Class A3 1.370%, 7/15/20	60,027	60
CNH Equipment Trust, Series 2015-C, Class B 2.400%, 2/15/23	570,000	568
CNH Equipment Trust, Series 2016-C, Class A3 1.440%, 12/15/21	252,786	250
Diamond Resorts Owner Trust, Series 2014-1, Class A 2.540%, 5/20/27 144A	63,022	63
Diamond Resorts Owner Trust, Series 2015-1, Class A 2.730%, 7/20/27 144A	45,507	45
Diamond Resorts Owner Trust, Series 2015-2, Class A 2.990%, 5/22/28 144A	50,813	51
Elara HGV Timeshare Issuer, Series 2017-A, Class A 2.690%, 3/25/30 144A	158,174	154

Short-Term Bond Portfolio

Structured Products (35.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Enterprise Fleet Financing LLC, Series 2016-1, Class A2 1.830%, 9/20/21 144A	128,720	129
Enterprise Fleet Financing LLC, Series 2016-2, Class A2 1.740%, 2/22/22 144A	229,324	229
Enterprise Fleet Financing LLC, Series 2017-1, Class A2 2.130%, 7/20/22 144A	126,989	126
Enterprise Fleet Financing LLC, Series 2017-2, Class A2 1.970%, 1/20/23 144A	126,317	125
Enterprise Fleet Financing LLC, Series 2017-3, Class A2 2.130%, 5/22/23 144A	647,323	642
Enterprise Fleet Financing LLC, Series 2017-3, Class A3 2.360%, 5/20/23 144A	195,000	191
Enterprise Fleet Financing LLC, Series 2018-1, Class A2 2.870%, 10/20/23 144A	335,000	334
Enterprise Fleet Financing LLC, Series 2018-2, Class A2 3.140%, 2/20/24 144A	410,000	410
Ford Credit Auto Lease Trust, Series 2017-B, Class A3 2.030%, 12/15/20	255,000	253
Ford Credit Floorplan Master Owner Trust A, Series 2016-3, Class B 1.750%, 7/15/21	190,000	188
Ford Credit Floorplan Master Owner Trust A, Series 2017-2, Class B 2.340%, 9/15/22 b	1,265,000	1,242
Ford Credit Floorplan Master Owner Trust, Series 2016-5, Class B 2.160%, 11/15/21	410,000	405
Galaxy XXIX CLO, Ltd., Series 2018-29A, Class A
3.104%, (ICE LIBOR USD 3 Month plus 0.790%), 11/15/26 144A	1,155,000	1,151
GM Financial Automobile Leasing Trust, Series 2016-2, Class A3 1.620%, 9/20/19	79,776	80
GM Financial Automobile Leasing Trust, Series 2016-3, Class B 1.970%, 5/20/20	225,000	224
GM Financial Automobile Leasing Trust, Series 2017-1, Class A4 2.260%, 8/20/20	75,000	74
GM Financial Automobile Leasing Trust, Series 2017-2, Class A3 2.020%, 9/21/20	325,000	323
GM Financial Automobile Leasing Trust, Series 2017-3, Class A4 2.120%, 9/20/21	115,000	113
GM Financial Automobile Leasing Trust, Series 2017-3, Class C 2.730%, 9/20/21	140,000	138
GM Financial Automobile Leasing Trust, Series 2018-1, Class C 3.110%, 12/20/21	200,000	198

Structured Products (35.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
GM Financial Automobile Leasing Trust, Series 2018-1, Class D 3.370%, 10/20/22	480,000	476
GM Financial Automobile Leasing Trust, Series 2018-2, Class A 3.500%, 4/20/22	220,000	219
GM Financial Securitized Term, Series 2017-3A, Class C 2.520%, 3/16/23 144A	475,000	463
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class B 2.410%, 5/17/21 144A	125,000	124
GMF Floorplan Owner Revolving Trust, Series 2016-1, Class C 2.850%, 5/17/21 144A	100,000	99
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class C 2.970%, 1/18/22 144A	260,000	259
GMF Floorplan Owner Revolving Trust, Series 2017-2, Class C 2.630%, 7/15/22 144A	170,000	167
GMF Floorplan Owner Revolving Trust, Series 2017-3, Class B 2.260%, 8/16/21 144A	715,000	710
GMF Floorplan Owner Revolving Trust, Series 2017-3, Class C 2.460%, 8/16/21 144A	855,000	850
Golub Capital Partners CLO, Series 2018-39A, Class A1
3.472%, (ICE LIBOR USD 3 Month plus 1.150%), 10/20/28 144A Æ	440,000	440
GreatAmerica Leasing Receivables Funding LLC, Series 2016-1, Class A3 1.730%, 6/20/19 144A	55,623	56
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A2 1.720%, 4/22/19 144A	7,703	8
GreatAmerica Leasing Receivables Funding LLC, Series 2017-1, Class A3 2.060%, 6/22/20 144A	100,000	99
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class A3 2.600%, 6/15/21 144A	185,000	183
Halcyon Loan Advisors Funding, Ltd., Series 2014-3A, Class B1R
3.060%, (ICE LIBOR USD 3 Month plus 1.700%), 10/22/25 144A	345,000	345
Hardee’s Funding LLC, Series 1A, Class AI 4.250%, 6/21/48 144A	440,302	440
Hilton Grand Vacations Trust, Series 2017-AA, Class A 2.660%, 12/26/28 144A	112,292	110
Hilton Grand Vacations Trust, Series 2017-AA, Class B 2.960%, (EXE), 12/26/28 144A	64,167	63
Huntington Auto Trust, Series 2016-1, Class A4 1.930%, 4/15/22	325,000	320
Hyundai Auto Lease Securitization Trust, Series 2016-B, Class A4 1.680%, 4/15/20 144A	100,000	100

Short-Term Bond Portfolio

Structured Products (35.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Hyundai Auto Lease Securitization Trust, Series 2016-C, Class A4 1.650%, 7/15/20 144A	290,000	289
Hyundai Auto Lease Securitization Trust, Series 2016-C, Class B 1.860%, 5/17/21 144A	320,000	318
Hyundai Auto Lease Securitization Trust, Series 2017-B, Class A3 1.970%, 7/15/20 144A	500,000	497
Hyundai Auto Receivables Trust, Series 2017-A, Class B 2.380%, 4/17/23	150,000	147
John Deere Owner Trust, Series 2016-A, Class A3 1.360%, 4/15/20	115,300	115
KKR CLO 12, Ltd., Series 2017-12, Class A1R
3.389%, (ICE LIBOR USD 3 Month plus 1.050%), 7/15/27 144A	705,000	705
KKR Financial CLO, Ltd., Series 2013, Class A1R
3.139%, (ICE LIBOR USD 3 Month plus 0.800%), 1/16/28 144A	755,000	752
Kubota Credit Owner Trust, Series 2016-1A, Class A3 1.500%, 7/15/20 144A	455,450	452
Madison Park Funding, Ltd., Series 2015-18A, Class A1R
3.537%, (ICE LIBOR USD 3 Month plus 1.190%), 10/21/30 144A	690,000	691
Magnetite XVI, Ltd., Series 2015-16A, Class AR
3.133%, (ICE LIBOR USD 3 Month plus 0.800%), 1/18/28 144A	980,000	977
Mill City Mortgage Loan Trust, Series 2016-1, Class A1 2.500%, (AFC), 4/25/57 144A	79,358	77
Mill City Mortgage Loan Trust, Series 2017-2, Class A1 2.750%, (AFC), 7/25/59 144A	472,244	462
MMAF Equipment Finance LLC, Series 2017-AA, Class A2 1.730%, 5/18/20 144A	129,965	130
MVW Owner Trust, Series 2015-1A, Class A 2.520%, 12/20/32 144A	211,275	207
MVW Owner Trust, Series 2017-1A, Class A 2.420%, 12/20/34 144A	94,526	91
MVW Owner Trust, Series 2017-1A, Class B 2.750%, 12/20/34 144A	78,772	76
MVW Owner Trust, Series 2017-1A, Class C 2.990%, 12/20/34 144A	86,649	84
Navient Student Loan Trust, Series 2018-A, Class A1 2.530%, 2/18/42 144A	436,992	434
Neuberger Berman CLO, Ltd., Series 2015-19A, Class A1R2
3.139%, (ICE LIBOR USD 3 Month plus 0.800%), 7/15/27 144A	740,000	735

Structured Products (35.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Neuberger Berman CLO, Ltd., Series 2017-16SA, Class A
3.189%, (ICE LIBOR USD 3 Month plus 0.850%), 1/15/28 144A	440,000	438
Nissan Auto Lease Trust, Series 2016-B, Class A4 1.610%, 1/18/22	370,000	369
Nissan Auto Lease Trust, Series 2017-B, Class A4 2.170%, 12/15/21	290,000	286
Nissan Master Owner Trust Receivables, Series 2016-A, Class A2 1.540%, 6/15/21	335,000	331
OCP CLO, Ltd., Series 2015-10A, Class A1R
3.155%, (ICE LIBOR USD 3 Month plus 0.820%), 10/26/27 144A	665,000	663
Planet Fitness Master Issuer L, Series 2018-1A, Class A2I 4.262%, 9/5/48 144A	560,000	559
Santander Drive Auto Receivables Trust, Series 2014-3, Class D 2.650%, 8/17/20	32,546	33
Santander Drive Auto Receivables Trust, Series 2015-3, Class D 3.490%, 5/17/21	345,000	347
Santander Drive Auto Receivables Trust, Series 2015-4, Class D 3.530%, 8/16/21	240,000	241
Santander Drive Auto Receivables Trust, Series 2015-5, Class C 2.740%, 12/15/21	414,154	414
Santander Drive Auto Receivables Trust, Series 2015-5, Class D 3.650%, 12/15/21	345,000	346
Santander Drive Auto Receivables Trust, Series 2016-1, Class B 2.470%, 12/15/20	26,464	26
Santander Drive Auto Receivables Trust, Series 2016-1, Class D 4.020%, 4/15/22	425,000	429
Santander Drive Auto Receivables Trust, Series 2016-3, Class C 2.460%, 3/15/22	274,000	272
Santander Drive Auto Receivables Trust, Series 2017-1, Class B 2.100%, 6/15/21	50,000	50
Santander Drive Auto Receivables Trust, Series 2017-1, Class C 2.580%, 5/16/22	65,000	65
Santander Drive Auto Receivables Trust, Series 2017-3, Class B 2.190%, 3/15/22	365,000	362
Santander Drive Auto Receivables Trust, Series 2018-1, Class C 2.960%, 3/15/24	120,000	119
Santander Drive Auto Receivables Trust, Series 2018-4, Class B 3.270%, 1/17/23	310,000	309
Santander Retail Auto Lease Trust, Series 2017-A, Class A3 2.220%, 1/20/21 144A	185,000	183

Short-Term Bond Portfolio

Structured Products (35.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Santander Retail Auto Lease Trust, Series 2017-A, Class C 2.960%, 11/21/22 144A	155,000	153
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A 2.400%, 3/22/32 144A	175,749	175
Sierra Receivables Funding Co. LLC, Series 2015-3A, Class A 2.580%, 9/20/32 144A	167,334	165
Sierra Receivables Funding Co. LLC, Series 2016-3A, Class A 2.430%, 10/20/33 144A	216,856	212
Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A 2.910%, 3/20/34 144A	64,044	63
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A 2.430%, 6/20/32 144A	87,870	87
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A 3.080%, 3/21/33 144A	241,669	240
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A 2.330%, 7/20/33 144A	67,861	67
SLM Private Education Loan Trust, Series 2013-A, Class B 2.500%, 3/15/47 144A	580,000	576
SLM Student Loan Trust, Series 2007-7, Class A4
2.665%, (ICE LIBOR USD 3 Month plus 0.330%), 1/25/22	241,714	237
SLM Student Loan Trust, Series 2008-4, Class A4
3.985%, (ICE LIBOR USD 3 Month plus 1.650%), 7/25/22	69,172	71
SLM Student Loan Trust, Series 2008-5, Class A4
4.035%, (ICE LIBOR USD 3 Month plus 1.700%), 7/25/23	188,520	193
SLM Student Loan Trust, Series 2008-9, Class A
3.835%, (ICE LIBOR USD 3 Month plus 1.500%), 4/25/23	135,741	139
SMART ABS Trust, Series 2016-2US, Class A2A 1.450%, 8/14/19	5,261	5
SMB Private Education Loan Trust, Series 2015-A, Class A2B
3.158%, (ICE LIBOR USD 1 Month plus 1.000%), 6/15/27 144A	213,501	216
SMB Private Education Loan Trust, Series 2016-C, Class A2B
3.258%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	740,000	749
Synchrony Credit Card Master Note Trust, Series 2015-1, Class B 2.640%, 3/15/23	250,000	247
Synchrony Credit Card Master Note Trust, Series 2015-4, Class B 2.620%, 9/15/23	305,000	300

Structured Products (35.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Synchrony Credit Card Master Note Trust, Series 2016-2, Class C 2.950%, 5/15/24	522,306	511
Synchrony Credit Card Master Note Trust, Series 2018-1, Class C 3.360%, 3/15/24	445,000	441
Taco Bell Funding LLC, Series 2016-1A, Class A2I 3.832%, 5/25/46 144A	438,325	438
Towd Point Mortgage Trust, Series 2015-1, Class A1 3.000%, (AFC), 1/28/58 144A	238,157	234
Towd Point Mortgage Trust, Series 2015-4, Class A1B 2.750%, (AFC), 4/25/55 144A	211,578	208
Towd Point Mortgage Trust, Series 2015-5, Class A1B 2.750%, (AFC), 5/25/55 144A	202,487	199
Towd Point Mortgage Trust, Series 2016-1, Class A1B 2.750%, (AFC), 2/25/55 144A	107,756	106
Towd Point Mortgage Trust, Series 2016-1, Class A3B 3.000%, (AFC), 2/25/55 144A	144,574	142
Towd Point Mortgage Trust, Series 2016-2, Class A1A 2.750%, (AFC), 8/25/55 144A	97,859	96
Towd Point Mortgage Trust, Series 2016-3, Class A1 2.250%, (AFC), 4/25/56 144A	75,345	73
Towd Point Mortgage Trust, Series 2017-1, Class A1 2.750%, (AFC), 10/25/56 144A	384,217	376
Towd Point Mortgage Trust, Series 2017-2, Class A1 2.750%, (AFC), 4/25/57 144A	248,294	244
Towd Point Mortgage Trust, Series 2017-3, Class A1 2.750%, (AFC), 7/25/57 144A	546,609	532
Towd Point Mortgage Trust, Series 2017-4, Class A1 2.750%, (AFC), 6/25/57 144A	273,507	266
Towd Point Mortgage Trust, Series 2017-6, Class A1 2.750%, (AFC), 10/25/57 144A	1,000,539	976
Towd Point Mortgage Trust, Series 2018-2, Class A1 3.250%, (AFC), 3/25/58 144A b	1,261,157	1,244
Towd Point Mortgage Trust, Series 2018-5, Class A1A 3.250%, 8/25/58 144A	925,000	913
Verizon Owner Trust, Series 2016-2A, Class A 1.680%, 5/20/21 144A	500,000	496
Verizon Owner Trust, Series 2016-2A, Class C 2.360%, 5/20/21 144A	270,000	266
Verizon Owner Trust, Series 2017-1A, Class C 2.650%, 9/20/21 144A	150,000	148

Short-Term Bond Portfolio

Structured Products (35.8%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Verizon Owner Trust, Series 2017-3A, Class C 2.530%, 4/20/22 144A	550,000	540
Verizon Owner Trust, Series 2018-1A, Class C 3.200%, 9/20/22 144A	450,000	446
Volvo Financial Equipment LLC, Series 2016-1A, Class A3 1.670%, 2/18/20 144A	66,592	66
Volvo Financial Equipment LLC, Series 2018-1A, Class B 2.910%, 1/17/23 144A	210,000	207
Volvo Financial Equipment Master Owner Trust, Series 2017-A, Class A
2.563%, (1 Month LIBOR plus 0.500%), 11/15/22 144A	115,000	115
Wheels SPV 2 LLC, Series 2016-1A, Class A2 1.590%, 5/20/25 144A	48,960	49
World Omni Automobile Lease Securitization Trust, Series 2016-A, Class A3 1.450%, 8/15/19	285,837	285
World Omni Automobile Lease Securitization Trust, Series 2018-A, Class B 3.060%, 5/15/23	130,000	129

Total		60,146

Mortgage Securities (16.0%)
Atrium Hotel Portfolio Trust, Series 2017-ATRM, Class A
3.088%, (1 Month LIBOR plus 0.930%), 12/15/36 144A	520,000	520
Banc of America Commercial Mortgage Trust, Series 2017-BNK3, Class A1 1.957%, 2/15/50	111,907	109
BANK, Series 2017-BNK4, Class A1 2.002%, 5/15/50	455,187	446
BX Trust, Series 2017-IMC, Class D
3.558%, (1 Month LIBOR plus 1.400%), 10/15/32 144A	695,000	695
4.408%, (1 Month LIBOR plus 2.250%), 10/15/32 144A	225,000	226
CD Mortgage Trust, Series 2016-CD2, Class A1 1.848%, 11/10/49	530,378	519
CD Mortgage Trust, Series 2017-CD3, Class A1 1.965%, 2/10/50	114,488	112
Citigroup Commercial Mortgage Trust, Series 2014-GC25, Class A1 1.485%, 10/10/47	42,611	42
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class A1 1.353%, 2/10/48	33,737	34
Citigroup Commercial Mortgage Trust, Series 2015-GC31, Class A1 1.637%, 6/10/48	139,417	139
Citigroup Commercial Mortgage Trust, Series 2015-GC33, Class A1 1.643%, 9/10/58	223,572	221

Structured Products (35.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Citigroup Commercial Mortgage Trust, Series 2015-P1, Class A1 1.648%, 9/15/48	80,703	80
CLNS Trust, Series 2017-IKPR, Class A
2.931%, (1 Month LIBOR plus 0.800%), 6/11/32 144A	240,000	240
CLNS Trust, Series 2017-IKPR, Class B
3.131%, (1 Month LIBOR plus 1.000%), 6/11/32 144A	365,000	365
Colt 2018 Mortgage Loan Trust, Series 3, Class A2 3.763%, (AFC), 10/26/48 144A	280,000	280
COLT Funding LLC, Series 2017-1, Class A1 2.614%, (AFC), 5/27/47 144A	229,440	228
COLT Funding LLC, Series 2017-1, Class A3 3.074%, (AFC), 5/27/47 144A	40,253	40
COLT Funding LLC, Series 2017-2, Class A1A 2.415%, (AFC), 10/25/47 144A	370,239	368
COLT Funding LLC, Series 2017-2, Class A2A 2.568%, (AFC), 10/25/47 144A	156,744	156
COLT Funding LLC, Series 2017-2, Class A3A 2.773%, (AFC), 10/25/47 144A	67,562	67
COLT Mortgage Loan Trust, Series 2018-1, Class A1 2.930%, (AFC), 2/25/48 144A	143,923	143
COLT Mortgage Loan Trust, Series 2018-1, Class A3 3.084%, (AFC), 2/25/48 144A	63,966	64
COLT Mortgage Loan Trust, Series 2018-2, Class A1 3.470%, (AFC), 7/27/48 144A	1,060,344	1,057
COLT Mortgage Loan Trust, Series 2018-2, Class A2 3.542%, (AFC), 7/27/48 144A	385,983	385
Commercial Mortgage Pass Through Certificates, Series 2014-CR21, Class A1 1.494%, 12/10/47	23,201	23
Commercial Mortgage Pass Through Certificates, Series 2015-CR22, Class A1 1.569%, 3/10/48	21,917	22
Commercial Mortgage Pass Through Certificates, Series 2015-CR25, Class A1 1.737%, 8/10/48	178,107	176
Commercial Mortgage Pass Through Certificates, Series 2015-CR26, Class A1 1.604%, 10/10/48	182,023	180
Commercial Mortgage Pass Through Certificates, Series 2015-LC23, Class A2 3.221%, 10/10/48	605,000	605
Commercial Mortgage Pass Through Certificates, Series 2015-PC1, Class A1 1.667%, 7/10/50	196,586	196
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class A1 1.770%, 2/10/49	21,778	22
Commercial Mortgage Pass Through Certificates, Series 2017-COR2, Class A1 2.111%, 9/10/50	141,113	138
CSAIL Commercial Mortgage Trust, Series 2015-C1, Class A1 1.684%, 4/15/50	25,638	25

Short-Term Bond Portfolio

Structured Products (35.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
CSAIL Commercial Mortgage Trust, Series 2015-C2, Class A1 1.454%, 6/15/57	141,024	140
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A1 1.716%, 8/15/48	161,175	159
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class A1 1.746%, 11/15/48	40,171	40
CSAIL Commercial Mortgage Trust, Series 2017-CX9, Class A1 2.024%, 9/15/50	85,062	83
Deephaven Residential Mortgage Trust, Series 2017-1A, Class A3 3.485%, (CSTR, AFC), 12/26/46 144A	76,116	76
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A1 2.577%, (CSTR, AFC), 10/25/47 144A	354,476	351
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A2 2.711%, (CSTR, AFC), 10/25/47 144A	59,079	59
Deephaven Residential Mortgage Trust, Series 2017-3A, Class A3 2.813%, (CSTR, AFC), 10/25/47 144A	59,079	58
Deephaven Residential Mortgage Trust, Series 2018-1A, Class A1 2.976%, (AFC), 1/25/58 144A	313,502	311
Deephaven Residential Mortgage Trust, Series 2018-3A, Class A3 3.963%, (AFC), 8/25/58 144A	100,000	100
FDIC Guaranteed Notes Trust, Series 2010-S2, Class 2A 2.570%, 7/29/47 144A	112,716	112
Federal Home Loan Bank 2.625%, 5/28/20 b	2,240,000	2,234
Federal Home Loan Mortgage Corp.
3.500%, 3/1/46	93,776	93
5.500%, 5/1/22	85,081	87
6.000%, 9/1/34	2,686	3
6.000%, 2/1/35	50,988	56
6.000%, 9/1/35	17,002	19
6.000%, 1/1/38	3,564	4
Federal Home Loan Mortgage Corp., Series 2017-DNA1, Class M1
3.416%, (ICE LIBOR USD 1 Month plus 1.200%), 7/25/29	204,658	206
Federal Home Loan Mortgage Corp., Series 2017-DNA2, Class M1
3.416%, (ICE LIBOR USD 1 Month plus 1.200%), 10/25/29	632,045	639
Federal Home Loan Mortgage Corp., Series 2017-HQA1, Class M1
3.416%, (ICE LIBOR USD 1 Month plus 1.200%), 8/25/29	418,907	422
Federal Home Loan Mortgage Corp., Series 2017-HQA2, Class M1
3.016%, (ICE LIBOR USD 1 Month plus 0.800%), 12/25/29	202,777	203
Federal Home Loan Mortgage Corp., Series 2017-SC02, Class M1 3.868%, (CSTR), 5/25/47 144A	113,172	113

Structured Products (35.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 2017-SPI1, Class M1 3.985%, 9/25/47 144A	48,802	49
Federal Home Loan Mortgage Corp., Series 2018-DNA2, Class M1
3.016%, (ICE LIBOR USD 1 Month plus 0.800%), 12/25/30 144A	980,000	983
Federal Home Loan Mortgage Corp., Series 2018-SPI2, Class M1 3.820%, 5/25/48 144A	201,713	202
Federal Home Loan Mortgage Corp., Series 2018-SPI3, Class M1 4.168%, 8/25/48 144A	205,000	206
Federal Home Loan Mortgage Corp., Series 3713, Class PA 2.000%, 2/15/40	353,861	343
Federal Home Loan Mortgage Corp., Series 3718, Class BC 2.000%, 2/15/25	293,552	290
Federal Home Loan Mortgage Corp., Series 4092, Class CL 1.250%, 6/15/27	1,110,635	1,043
Federal Home Loan Mortgage Corp., Series DNA3, Class M1
2.966%, (ICE LIBOR USD 1 Month plus 0.750%), 3/25/30	387,822	389
Federal National Mortgage Association
1.500%, 7/30/20 b	1,310,000	1,280
2.500%, 10/1/22	463,703	457
2.500%, 12/1/22	118,976	118
3.000%, 6/1/22	125,420	125
3.000%, 4/1/24	336,981	336
3.500%, 5/1/27	716,646	722
3.500%, 5/1/33	665,209	669
3.500%, 4/1/46	960,285	949
4.000%, 6/1/33	332,695	340
4.000%, 8/1/47 b	1,272,449	1,286
4.000%, 7/1/48	799,708	808
4.500%, 5/1/40	147,356	153
4.500%, 9/1/40	137,417	143
4.500%, 2/1/44	498,832	517
5.000%, 10/1/33	181,705	193
5.000%, 5/1/48	395,540	416
5.500%, 8/1/37	101,549	110
5.500%, 2/1/38	375,247	406
6.000%, 8/1/22	37,103	38
6.000%, 3/1/34	86,617	95
6.000%, 8/1/34	239,961	264
6.000%, 11/1/34	9,215	10
6.000%, 12/1/34	2,992	3
6.000%, 4/1/35	5,589	6
6.000%, 5/1/38	3,883	4
6.000%, 10/1/40	195,235	215
6.500%, 7/1/32	27,993	31
6.500%, 12/1/32	32,333	36
Federal National Mortgage Association, Series 2010-95, Class BK 1.500%, 2/25/20	89,016	88
Federal National Mortgage Association, Series 2011-113, Class AG 2.500%, 11/25/26	213,652	208

Short-Term Bond Portfolio

Structured Products (35.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2013-74, Class AD 2.000%, 7/25/23	273,538	268
Federal National Mortgage Association, Series 2016-83, Class FA
2.716%, (1 Month LIBOR plus 0.500%), 11/25/46	320,573	323
Federal National Mortgage Association, Series 2016-85, Class FA
2.716%, (1 Month LIBOR plus 0.500%), 11/25/46	455,597	461
Federal National Mortgage Association, Series 2016-85, Class FG
2.716%, (1 Month LIBOR plus 0.500%), 11/25/46	498,771	502
Federal National Mortgage Association, Series 2016-C07, Class 2M1
3.516%, (ICE LIBOR USD 1 Month plus 1.300%), 5/25/29	102,468	103
Federal National Mortgage Association, Series 2017-90, Class KA 3.000%, 11/25/47	486,043	479
Federal National Mortgage Association, Series 2017-C01, Class 1M1
3.516%, (ICE LIBOR USD 1 Month plus 1.300%), 7/25/29	228,428	230
Federal National Mortgage Association, Series 2017-C02, Class 2M1
3.366%, (ICE LIBOR USD 1 Month plus 1.150%), 9/25/29	405,642	408
Federal National Mortgage Association, Series 2017-C03, Class 1M1
3.166%, (ICE LIBOR USD 1 Month plus 0.950%), 10/25/29	460,482	463
Federal National Mortgage Association, Series 2017-C04, Class 2M1
3.066%, (ICE LIBOR USD 1 Month plus 0.850%), 11/25/29	344,099	345
Federal National Mortgage Association, Series 2017-C05, Class 1M1
2.766%, (ICE LIBOR USD 1 Month plus 0.550%), 1/25/30	474,084	475
Federal National Mortgage Association, Series 2017-C06, Class 1M1
2.966%, (ICE LIBOR USD 1 Month plus 0.750%), 2/25/30	383,291	384
Federal National Mortgage Association, Series 2017-C06, Class 2M1
2.966%, (ICE LIBOR USD 1 Month plus 0.750%), 2/25/30	179,717	180
Federal National Mortgage Association, Series 2018-44, Class PC 4.000%, 6/25/44 b	1,179,811	1,195
Federal National Mortgage Association, Series 2018-C02, Class 2M1
2.866%, (ICE LIBOR USD 1 Month plus 0.650%), 8/25/30	254,907	255
Federal National Mortgage Association, Series 2018-C03, Class 1M1
2.896%, (ICE LIBOR USD 1 Month plus 0.680%), 10/25/30	530,937	532

Structured Products (35.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2018-C05, Class 1M1
2.936%, (ICE LIBOR USD 1 Month plus 0.720%), 1/25/31	482,334	483
Galton Funding Mortgage Trust, Series 2018-1, Class A33 3.500%, (AFC), 11/25/57 144A	364,673	355
GCCFC Commercial Mortgage Trust, Series 2006-GG7, Class AM 5.928%, (CSTR), 7/10/38	138,249	138
Government National Mortgage Association
3.500%, 12/20/42	9,354	9
3.500%, 9/20/43	136,646	137
5.000%, 3/20/34	502,317	535
5.000%, 1/20/48	193,055	202
5.000%, 2/20/48 b	1,157,653	1,210
5.000%, 8/20/48 b	1,876,910	1,963
5.500%, 6/20/37	115,234	124
Great Wolf Trust, Series 2017-WOLF, Class A
3.158%, (1 Month LIBOR plus 0.850%), 9/15/34 144A	310,000	310
Great Wolf Trust, Series 2017-WOLF, Class C
3.628%, (1 Month LIBOR plus 1.320%), 9/15/34 144A	455,000	455
GS Mortgage Securities Trust, Series 2014-EB1A, Class 2A1 2.459%, (CSTR), 7/25/44 144A	51,054	50
GS Mortgage Securities Trust, Series 2015-GC28, Class A1 1.528%, 2/10/48	74,077	74
GS Mortgage Securities Trust, Series 2015-GC32, Class A1 1.593%, 7/10/48	105,808	105
GS Mortgage Securities Trust, Series 2016-GS3, Class A1 1.429%, 10/10/49	60,197	59
GS Mortgage Securities Trust, Series 2017-GS7, Class A1 1.950%, 8/10/50	289,640	282
Homeward Opportunities Fund I Trust 2018, Series 1, Class A1 3.766%, (AFC), 6/25/48 144A	453,129	453
Homeward Opportunities Fund I Trust 2018, Series 1, Class A2 3.897%, (AFC), 6/25/48 144A	371,586	372
Hospitality Mortgage Trust, Series 2017-HIT, Class A
2.983%, (1 Month LIBOR plus 0.850%), 5/8/30 144A	410,000	410
InTown Hotel Portfolio Trust, Series 2018-STAY, Class A
2.858%, (1 Month LIBOR plus 0.700%), 1/15/33 144A	115,000	115
InTown Hotel Portfolio Trust, Series 2018-STAY, Class C
3.408%, (1 Month LIBOR plus 1.250%), 1/15/33 144A	100,000	100
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-JP3, Class A1 1.461%, 8/15/49	177,937	174

Short-Term Bond Portfolio

Structured Products (35.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
JPMBB Commercial Mortgage Securities Trust, Series 2015-C27, Class A1 1.413%, 2/15/48	67,228	67
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A1 1.445%, 10/15/48	45,561	45
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class A1 1.738%, 7/15/48	40,261	40
MetLife Securitization Trust, Series 2017-1A, Class A 3.000%, (AFC), 4/25/55 144A	259,369	252
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19, Class A1 1.573%, 12/15/47	81,242	81
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class A1 1.706%, 5/15/48	148,365	146
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class A1 1.389%, 9/15/49	101,588	99
Morgan Stanley Capital I Trust, Series 2015-MS1, Class A1 1.638%, 5/15/48	151,193	149
Morgan Stanley Capital I Trust, Series 2017-CLS, Class B
3.008%, (1 Month LIBOR plus 0.850%), 11/15/34 144A	365,000	365
Morgan Stanley Capital I Trust, Series 2017-CLS, Class C
3.158%, (1 Month LIBOR plus 1.000%), 11/15/34 144A	290,000	290
RETL, Series 2018-RVP, Class A
3.258%, (1 Month LIBOR plus 1.100%), 3/15/33 144A	247,957	249
Sequoia Mortgage Trust, Series 2018-CH1, Class A11 3.500%, (AFC), 2/25/48 144A	615,273	613
Sequoia Mortgage Trust, Series 2018-CH2, Class A3 4.000%, (AFC), 6/25/48 144A	817,771	818
Sequoia Mortgage Trust, Series 2018-CH3, Class A19 4.500%, (AFC), 8/25/48 144A Æ	229,606	232
Sequoia Mortgage Trust, Series 2018-CH4, Class A2 4.000%, (AFC), 10/25/48 144A	405,000	406
Slide, Series 2018-Fun, Class D
3.920%, (1 Month LIBOR plus 1.850%), 6/15/31 144A	385,000	386
STACR Trust, Series 2018-DNA3, Class M1
2.884%, (ICE LIBOR USD 1 Month plus 0.750%), 9/25/48 144A	370,000	371
TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class AJ 5.481%, (CSTR), 8/15/39	28,325	28
Verus Securitization Trust, Series 2018-1, Class A1 2.929%, (AFC), 2/25/48 144A	141,564	140

Structured Products (35.8%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Verus Securitization Trust, Series 2018-2, Class A1 3.677%, (AFC), 6/1/58 144A	615,713	616
Verus Securitization Trust, Series 2018-2, Class A2 3.779%, (AFC), 6/1/58 144A	168,359	168
Verus Securitization Trust, Series 2018-2, Class A3 3.830%, (AFC), 6/1/58 144A	105,826	106
Wells Fargo Commercial Mortgage Trust, Series 2015-C26, Class A1 1.454%, 2/15/48	22,908	23
Wells Fargo Commercial Mortgage Trust, Series 2015-C28, Class A1 1.531%, 5/15/48	52,407	52
Wells Fargo Commercial Mortgage Trust, Series 2015-LC20, Class A1 1.471%, 4/15/50	75,365	75
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A2 3.020%, 7/15/58	530,000	530
Wells Fargo Commercial Mortgage Trust, Series 2016-C32, Class A1 1.577%, 1/15/59	197,119	194
Wells Fargo Commercial Mortgage Trust, Series 2016-LC24, Class A1 1.441%, 10/15/49	53,366	53
Wells Fargo Commercial Mortgage Trust, Series 2017-C38, Class A1 1.968%, 7/15/50	228,858	223
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class A1 1.975%, 9/15/50	148,467	144

Total		48,701

Total Structured Products (Cost: $109,772)		108,847

Short-Term Investments (1.0%)
Commercial Paper (0.6%)
AT&T, Inc. 0.000%, 5/28/19	765,000	751
Syngenta Wilmington, Inc. 0.000%, 11/16/18	1,115,000	1,111

Total		1,862

Money Market Funds (0.4%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.970%#	1,197,313	1,197

Total		1,197

Total Short-Term Investments (Cost: $3,058)		3,059

Total Investments (100.5%) (Cost: $307,664)@		305,396

Other Assets, Less Liabilities (-0.5%)		(1,620)

Net Assets (100.0%)		303,776

Short-Term Bond Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Long	USD	2,500	25	12/18	$2,812	$(27)	$1
Ten-Year US Treasury Note Future	Long	USD	2,000	20	12/18	2,376	(1)	(3)
Two-Year US Treasury Note Future	Long	USD	44,600	223	12/18	46,994	(158)	11
							$(186)	$9

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Market Value (000’s)	Variation Margin (000’s)

	Swaps	Futures	Total	Options	Swaps	Futures	Total
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$12	$12	$–	$–	$(3)	$(3)

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the value of these securities (in thousands) was $98,020 representing 32.3% of the net assets.

b

Cash or securities with an aggregate value of $52,586 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2018.

Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 9/30/2018.
@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $307,664 and the net unrealized depreciation of investments based on that cost was $2,455 which is comprised of $298 aggregate gross unrealized appreciation and $2,753 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Short-Term Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$473	$—
Corporate Bonds	—	157,958	—
Governments	—	35,059	—
Structured Products
Asset Backed Securities	—	59,706	440
Mortgage Securities	—	48,469	232
Short-Term Investments
Money Market Funds	1,197	—	—
All Others	—	1,862	—

Total Assets:	$1,197	$303,527	$672

Liabilities:
Other Financial Instruments^
Futures	(186)	—	—

Total Liabilities:	$(186)	$—	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

For the period ended September 30, 2018, there were transfers from Level 3 to Level 2 in the amount of $850 (in thousands). These transfers were the result of an increase in the quantity of observable inputs for securities that were previously priced by a third party vendor utilizing a broker quote.

Select Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Corporate Bonds (22.7%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.7%)
Barrick North America Finance LLC 5.700%, 5/30/41	1,344,000	1,473
CF Industries, Inc.
3.400%, 12/1/21 144A	3,349,000	3,298
4.500%, 12/1/26 144A	2,253,000	2,237
International Flavors & Fragrances, Inc. 5.000%, 9/26/48	1,836,000	1,836
International Paper Co. 5.150%, 5/15/46	3,147,000	3,238
Sherwin-Williams Co.
2.750%, 6/1/22	2,695,000	2,613
3.450%, 6/1/27	1,036,000	985
Southern Copper Corp. 5.875%, 4/23/45	1,355,000	1,478
7.500%, 7/27/35	405,000	500
Syngenta Finance NV 5.676%, 4/24/48 144A	1,360,000	1,221
Vale Overseas, Ltd. 6.250%, 8/10/26	1,775,000	1,945

Total		20,824

Communications (1.4%)
21st Century Fox America, Inc. 4.950%, 10/15/45	1,057,000	1,171
AT&T, Inc.
3.400%, 5/15/25	2,222,000	2,115
4.750%, 5/15/46	1,090,000	994
5.150%, 2/15/50 144A	2,473,000	2,337
5.250%, 3/1/37	2,074,000	2,065
5.450%, 3/1/47	3,007,000	3,004
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
3.750%, 2/15/28	1,123,000	1,034
4.200%, 3/15/28	1,747,000	1,670
4.464%, 7/23/22	1,065,000	1,083
5.375%, 4/1/38	320,000	310
5.375%, 5/1/47	1,058,000	1,009
5.750%, 4/1/48	2,896,000	2,894
Telefonica Emisiones SAU 5.213%, 3/8/47	945,000	917
Time Warner Cable, Inc. 6.550%, 5/1/37	770,000	834
Verizon Communications, Inc.
4.125%, 8/15/46	3,232,000	2,892
4.150%, 3/15/24	1,093,000	1,113
4.272%, 1/15/36	1,030,000	980
4.329%, 9/21/28 144A	2,970,000	2,987
4.400%, 11/1/34	2,372,000	2,310
5.500%, 3/16/47	1,620,000	1,766
Vodafone Group PLC 3.750%, 1/16/24	3,865,000	3,821
The Walt Disney Co. 4.125%, 6/1/44	1,532,000	1,519
Warner Media LLC
3.800%, 2/15/27	1,560,000	1,491

Corporate Bonds (22.7%)	Shares/ Par +	Value $ (000’s)
Communications continued
4.850%, 7/15/45	1,004,000	935
5.350%, 12/15/43	548,000	540
5.375%, 10/15/41	876,000	870

Total		42,661

Consumer, Cyclical (1.7%)
Alimentation Couche-Tard, Inc. 4.500%, 7/26/47 144A	198,000	185
Costco Wholesale Corp.
2.750%, 5/18/24	2,440,000	2,360
3.000%, 5/18/27	3,739,000	3,555
Delta Air Lines, Inc.
3.800%, 4/19/23	3,178,000	3,113
4.375%, 4/19/28	2,045,000	1,974
Dollar General Corp. 4.125%, 5/1/28	2,688,000	2,649
Ford Motor Co. 5.291%, 12/8/46	3,683,000	3,276
Ford Motor Credit Co. LLC
3.813%, 10/12/21	1,285,000	1,276
3.815%, 11/2/27	3,472,000	3,104
4.140%, 2/15/23	837,000	823
General Motors Co.
5.150%, 4/1/38	1,868,000	1,736
5.950%, 4/1/49	1,320,000	1,309
General Motors Financial Co., Inc. 4.150%, 6/19/23	1,094,000	1,091
GLP Capital LP / GLP Financing II, Inc.
5.250%, 6/1/25	955,000	970
5.300%, 1/15/29	2,180,000	2,184
Lennar Corp. 4.750%, 11/29/27	2,182,000	2,100
McDonald’s Corp. 4.450%, 9/1/48	954,000	941
Starbucks Corp.
3.750%, 12/1/47	948,000	824
3.800%, 8/15/25	6,016,000	5,974
4.000%, 11/15/28	3,610,000	3,598
Walmart, Inc.
3.400%, 6/26/23	2,950,000	2,960
3.700%, 6/26/28	3,994,000	3,997

Total		49,999

Consumer, Non-cyclical (4.4%)
Abbott Laboratories
3.750%, 11/30/26	3,557,000	3,546
4.900%, 11/30/46	1,177,000	1,276
AbbVie, Inc.
2.500%, 5/14/20	4,265,000	4,217
3.750%, 11/14/23	2,420,000	2,408
4.250%, 11/14/28	4,730,000	4,659
4.875%, 11/14/48	2,560,000	2,519
Anheuser-Busch InBev Worldwide, Inc.
4.375%, 4/15/38	1,111,000	1,068
4.600%, 4/15/48	889,000	860

Select Bond Portfolio

Corporate Bonds (22.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Anthem, Inc. 2.950%, 12/1/22	1,854,000	1,802
BAT Capital Corp.
2.297%, 8/14/20 144A	1,645,000	1,612
2.764%, 8/15/22 144A	2,185,000	2,105
3.557%, 8/15/27 144A	1,660,000	1,545
4.390%, 8/15/37 144A	933,000	867
4.540%, 8/15/47 144A	1,165,000	1,066
Becton Dickinson and Co.
2.404%, 6/5/20	3,680,000	3,624
3.700%, 6/6/27	2,430,000	2,323
3.734%, 12/15/24	2,950,000	2,888
4.685%, 12/15/44	2,683,000	2,641
Celgene Corp.
2.750%, 2/15/23	3,933,000	3,770
2.875%, 2/19/21	1,065,000	1,053
4.350%, 11/15/47	701,000	627
4.550%, 2/20/48	1,542,000	1,433
Church & Dwight Co., Inc.
2.450%, 8/1/22	835,000	801
3.150%, 8/1/27	1,386,000	1,283
3.950%, 8/1/47	414,000	372
Constellation Brands, Inc.
3.200%, 2/15/23	3,880,000	3,758
3.600%, 2/15/28	1,482,000	1,386
CVS Health Corp.
3.700%, 3/9/23	5,553,000	5,528
4.000%, 12/5/23	1,651,000	1,654
4.300%, 3/25/28	5,031,000	4,981
4.780%, 3/25/38	3,382,000	3,356
5.050%, 3/25/48	2,282,000	2,331
Danone SA 2.947%, 11/2/26 144A	1,785,000	1,638
ERAC USA Finance LLC 4.500%, 2/15/45 144A	520,000	489
General Mills, Inc. 4.550%, 4/17/38	1,514,000	1,449
GlaxoSmithKline Capital, Inc. 3.375%, 5/15/23	5,546,000	5,521
Halfmoon Parent, Inc.
3.400%, 9/17/21 144A	2,498,000	2,489
3.750%, 7/15/23 144A	3,132,000	3,120
4.375%, 10/15/28 144A	1,488,000	1,483
4.800%, 8/15/38 144A	242,000	242
4.900%, 12/15/48 144A	1,067,000	1,066
Johnson & Johnson
3.400%, 1/15/38	2,315,000	2,154
3.500%, 1/15/48	1,255,000	1,148
Kraft Heinz Foods Co.
2.800%, 7/2/20	3,241,000	3,213
4.375%, 6/1/46	3,824,000	3,372
4.625%, 1/30/29	4,240,000	4,230
Nestle Holdings, Inc.
3.100%, 9/24/21 144A	3,278,000	3,275
3.350%, 9/24/23 144A	4,443,000	4,432
3.500%, 9/24/25 144A	1,777,000	1,764
3.625%, 9/24/28 144A	3,628,000	3,587
3.900%, 9/24/38 144A	1,265,000	1,237
4.000%, 9/24/48 144A	1,452,000	1,421

Corporate Bonds (22.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Reynolds American, Inc. 5.850%, 8/15/45	2,176,000	2,363
Sanofi
3.375%, 6/19/23	4,844,000	4,846
3.625%, 6/19/28	5,376,000	5,328

Total		133,226

Energy (2.6%)
Anadarko Petroleum Corp.
3.450%, 7/15/24	1,812,000	1,744
4.850%, 3/15/21	1,242,000	1,276
Andeavor Logistics LP / Tesoro Logistics Finance Corp. 3.500%, 12/1/22	1,249,000	1,230
Apache Corp.
5.100%, 9/1/40	460,000	454
5.250%, 2/1/42	447,000	449
BP Capital Markets America, Inc.
3.796%, 9/21/25	3,330,000	3,341
3.937%, 9/21/28	2,220,000	2,233
Cimarex Energy Co.
3.900%, 5/15/27	1,078,000	1,029
4.375%, 6/1/24	3,886,000	3,919
Devon Energy Corp. 5.000%, 6/15/45	1,745,000	1,743
Ecopetrol SA 5.875%, 5/28/45	765,000	757
Enbridge Energy Partners LP 7.375%, 10/15/45	615,000	812
Enbridge, Inc. 2.900%, 7/15/22	2,598,000	2,520
Encana Corp.
6.500%, 2/1/38	1,690,000	1,978
6.625%, 8/15/37	1,020,000	1,204
Energy Transfer Equity LP 5.500%, 6/1/27	2,599,000	2,697
Energy Transfer Partners LP
6.000%, 6/15/48	547,000	582
6.125%, 12/15/45	1,897,000	2,021
6.500%, 2/1/42	594,000	651
Hess Corp.
5.600%, 2/15/41	453,000	458
5.800%, 4/1/47	1,533,000	1,612
HollyFrontier Corp. 5.875%, 4/1/26	1,437,000	1,531
Kinder Morgan Energy Partners LP
4.250%, 9/1/24	843,000	849
5.000%, 3/1/43	1,644,000	1,606
5.625%, 9/1/41	445,000	464
Kinder Morgan, Inc.
5.000%, 2/15/21 144A	3,372,000	3,479
5.200%, 3/1/48	550,000	560
5.550%, 6/1/45	1,111,000	1,173
Marathon Petroleum Corp. 4.750%, 9/15/44	1,197,000	1,155
MPLX LP
4.700%, 4/15/48	1,827,000	1,708
5.200%, 3/1/47	1,093,000	1,094
Northwest Pipeline LLC 4.000%, 4/1/27 144A	2,893,000	2,799

Select Bond Portfolio

Corporate Bonds (22.7%)	Shares/ Par +	Value $ (000’s)
Energy continued
Petroleos Mexicanos
2.460%, 12/15/25	4,814,250	4,683
5.350%, 2/12/28 144A	2,065,000	1,946
6.350%, 2/12/48 144A	1,105,000	1,012
6.500%, 3/13/27	1,800,000	1,839
6.750%, 9/21/47	1,290,000	1,231
Schlumberger Finance Canada, Ltd. 2.650%, 11/20/22 144A	4,392,000	4,254
Schlumberger Holdings Corp. 4.000%, 12/21/25 144A	4,311,000	4,309
Western Gas Partners LP
5.300%, 3/1/48	2,141,000	1,959
5.500%, 8/15/48	1,516,000	1,427
The Williams Cos., Inc.
4.550%, 6/24/24	1,358,000	1,379
5.750%, 6/24/44	1,446,000	1,545
Williams Partners LP
3.750%, 6/15/27	1,646,000	1,571
5.400%, 3/4/44	1,105,000	1,140

Total		77,423

Financial (7.2%)
AerCap Ireland Capital Designated Activity Co. / AerCap Global Aviation Trust 3.500%, 1/15/25	1,929,000	1,817
Air Lease Corp.
3.500%, 1/15/22	2,420,000	2,402
3.625%, 4/1/27	2,950,000	2,723
3.625%, 12/1/27	2,885,000	2,654
4.625%, 10/1/28	1,720,000	1,694
American International Group, Inc.
4.200%, 4/1/28	1,694,000	1,675
6.250%, 5/1/36	1,004,000	1,152
American Tower Corp. 3.600%, 1/15/28	1,807,000	1,687
Aon PLC 3.875%, 12/15/25	1,862,000	1,843
Banco Santander SA
3.800%, 2/23/28	1,000,000	908
4.379%, 4/12/28	2,600,000	2,458
Bank of America Corp.
3.248%, 10/21/27	3,277,000	3,047
3.300%, 1/11/23	3,038,000	2,992
3.593%, (3 Month LIBOR plus 1.370%), 7/21/28	2,294,000	2,186
3.864%, (ICE LIBOR USD 3 Month plus 0.940%), 7/23/24	6,558,000	6,556
4.000%, 4/1/24	2,808,000	2,832
4.244%, (3 Month LIBOR plus 1.814%), 4/24/38	2,359,000	2,300
4.450%, 3/3/26	1,745,000	1,746
Bank of Ireland Group PLC 4.500%, 11/25/23 144A	2,955,000	2,950
Banque Federative du Credit Mutuel SA 3.750%, 7/20/23 144A	4,930,000	4,900
BNP Paribas SA 3.500%, 3/1/23 144A	6,389,000	6,231
Brighthouse Financial, Inc. 3.700%, 6/22/27	1,155,000	1,025
Capital One Financial Corp. 2.400%, 10/30/20	2,060,000	2,017

Corporate Bonds (22.7%)	Shares/ Par +	Value $ (000’s)
Financial continued
3.200%, 1/30/23	1,541,000	1,493
4.250%, 4/30/25	3,866,000	3,849
Capital One NA 2.650%, 8/8/22	1,950,000	1,874
Citigroup, Inc.
2.876%, (3 Month LIBOR plus 0.950%), 7/24/23	1,080,000	1,045
3.200%, 10/21/26	1,093,000	1,020
3.878%, (3 Month LIBOR plus 1.168%), 1/24/39	772,000	711
4.044%, (3 Month LIBOR plus 1.023%), 6/1/24	3,909,000	3,923
4.075%, (3 Month LIBOR plus 1.192%), 4/23/29	1,072,000	1,052
4.450%, 9/29/27	4,543,000	4,488
Comerica, Inc. 3.700%, 7/31/23	6,558,000	6,521
Danske Bank A/S
3.875%, 9/12/23 144A	2,497,000	2,448
4.375%, 6/12/28 144A	1,681,000	1,619
DDR Corp.
4.250%, 2/1/26	453,000	442
4.625%, 7/15/22	3,067,000	3,135
DNB Bank ASA 2.125%, 10/2/20 144A	2,796,000	2,723
Fifth Third Bank 3.950%, 7/28/25	4,460,000	4,453
The Goldman Sachs Group, Inc. 3.500%, 11/16/26	1,565,000	1,484
4.223%, (3 Month LIBOR plus 1.301%), 5/1/29	3,315,000	3,265
4.411%, (3 Month LIBOR plus 1.430%), 4/23/39	3,025,000	2,932
HSBC Holdings PLC 2.650%, 1/5/22	1,890,000	1,834
4.292%, (ICE LIBOR USD 3 Month plus 1.348%), 9/12/26	931,000	921
Intesa Sanpaolo SPA
3.875%, 7/14/27 144A	5,650,000	4,819
3.875%, 1/12/28 144A	3,250,000	2,753
4.375%, 1/12/48 144A	1,241,000	937
JPMorgan Chase & Co. 2.950%, 10/1/26	5,049,000	4,688
3.514%, (3 Month LIBOR plus 0.610%), 6/18/22	5,377,000	5,382
3.559%, (3 Month LIBOR plus 0.730%), 4/23/24	1,126,000	1,114
3.882%, (3 Month LIBOR plus 1.360%), 7/24/38	4,270,000	3,988
4.260%, (3 Month LIBOR plus 1.580%), 2/22/48	1,106,000	1,067
Lazard Group LLC 4.500%, 9/19/28	2,640,000	2,594
Liberty Mutual Group, Inc. 4.250%, 6/15/23 144A	1,097,000	1,109
Lloyds Banking Group PLC
4.050%, 8/16/23	4,298,000	4,265
4.344%, 1/9/48	1,840,000	1,597
4.375%, 3/22/28	2,345,000	2,286
MetLife, Inc. 4.600%, 5/13/46	1,380,000	1,401

Select Bond Portfolio

Corporate Bonds (22.7%)	Shares/ Par +	Value $ (000’s)
Financial continued
Mid-America Apartments LP
3.600%, 6/1/27	1,085,000	1,033
3.750%, 6/15/24	2,745,000	2,689
4.000%, 11/15/25	1,415,000	1,392
4.300%, 10/15/23	1,155,000	1,168
Mitsubishi UFJ Financial Group, Inc. 3.761%, 7/26/23	4,840,000	4,814
Morgan Stanley
2.625%, 11/17/21	3,011,000	2,927
2.750%, 5/19/22	13,000	13
3.971%, (3 Month LIBOR plus 1.455%), 7/22/38	1,581,000	1,474
PNC Bank NA 4.050%, 7/26/28	7,142,000	7,168
Prudential Financial, Inc. 4.600%, 5/15/44	560,000	563
Public Storage
2.370%, 9/15/22	3,009,000	2,890
3.094%, 9/15/27	2,377,000	2,222
Regency Centers LP 3.600%, 2/1/27	1,099,000	1,043
4.125%, 3/15/28	1,288,000	1,265
Royal Bank of Scotland Group PLC
4.892%, (3 Month LIBOR plus 1.754%), 5/18/29	2,313,000	2,297
5.076%, (ICE LIBOR USD 3 Month plus 1.905%), 1/27/30	3,585,000	3,590
Store Capital Corp. 4.500%, 3/15/28	4,256,000	4,151
Tanger Properties LP
3.750%, 12/1/24	1,365,000	1,306
3.875%, 12/1/23	1,505,000	1,466
Temasek Financial I, L.td 3.625%, 8/1/28 144A	466,000	463
Torchmark Corp. 4.550%, 9/15/28	3,335,000	3,349
UBS Group Funding Jersey, Ltd. 2.650%, 2/1/22 144A	5,200,000	5,026
Voya Financial, Inc.
3.125%, 7/15/24	3,177,000	2,997
4.800%, 6/15/46	525,000	520
Washington Prime Group LP 5.950%, 8/15/24	1,040,000	982
WEA Finance LLC 3.150%, 4/5/22 144A	2,915,000	2,858
Willis North America, Inc. 4.500%, 9/15/28	3,449,000	3,446
XLIT, Ltd.
5.250%, 12/15/43	1,081,000	1,163
5.500%, 3/31/45	867,000	915
6.250%, 5/15/27	1,229,000	1,393

Total		215,610

Industrial (1.6%)
The Boeing Co.
3.550%, 3/1/38	880,000	828
3.625%, 3/1/48	299,000	275
Burlington Northern Santa Fe LLC
4.050%, 6/15/48	1,690,000	1,642
4.150%, 12/15/48	1,988,000	1,962

Corporate Bonds (22.7%)	Shares/ Par +	Value $ (000’s)
Industrial continued
FedEx Corp.
4.400%, 1/15/47	658,000	628
4.550%, 4/1/46	1,775,000	1,737
General Electric Co.
4.500%, 3/11/44	4,262,000	4,014
5.875%, 1/14/38	2,142,000	2,388
Mexico City Airport Trust 5.500%, 7/31/47 144A	2,885,000	2,575
Northrop Grumman Corp.
2.080%, 10/15/20	2,545,000	2,488
2.550%, 10/15/22	3,568,000	3,437
2.930%, 1/15/25	161,000	153
3.250%, 8/1/23	3,295,000	3,235
3.250%, 1/15/28	1,511,000	1,421
4.030%, 10/15/47	1,039,000	972
Penske Truck Leasing Co. LP / PTL Finance Corp. 4.125%, 8/1/23 144A	2,770,000	2,765
United Technologies Corp.
3.650%, 8/16/23	4,230,000	4,209
4.125%, 11/16/28	4,320,000	4,291
4.450%, 11/16/38	1,230,000	1,220
4.625%, 11/16/48	683,000	683
Valmont Industries, Inc.
5.000%, 10/1/44	1,095,000	995
5.250%, 10/1/54	1,055,000	913
Vulcan Materials Co. 4.500%, 6/15/47	1,205,000	1,077
Westinghouse Air Brake Technologies Corp.
4.150%, 3/15/24	1,815,000	1,799
4.700%, 9/15/28	2,420,000	2,374

Total		48,081

Technology (1.2%)
Apple, Inc.
2.850%, 5/11/24	2,087,000	2,026
3.200%, 5/11/27	3,045,000	2,942
3.750%, 11/13/47	386,000	362
4.250%, 2/9/47	2,208,000	2,250
4.375%, 5/13/45	1,020,000	1,059
Dell International LLC / EMC Corp. 8.350%, 7/15/46 144A	786,000	976
Fiserv, Inc.
3.800%, 10/1/23	4,055,000	4,061
4.200%, 10/1/28	3,667,000	3,672
Hewlett Packard Enterprise Co. 6.350%, 10/15/45	2,227,000	2,285
Microsoft Corp.
2.000%, 8/8/23	2,750,000	2,599
4.100%, 2/6/37	1,799,000	1,853
4.250%, 2/6/47	3,245,000	3,401
NXP BV / NXP Funding LLC
3.875%, 9/1/22 144A	2,151,000	2,129
4.625%, 6/1/23 144A	4,223,000	4,287
Oracle Corp.
2.625%, 2/15/23	1,492,000	1,447
2.950%, 11/15/24	811,000	783
3.800%, 11/15/37	829,000	789

Total		36,921

Select Bond Portfolio

Corporate Bonds (22.7%)	Shares/ Par +	Value $ (000’s)
Utilities (1.9%)
Alliant Energy Finance, LLC 4.250%, 6/15/28 144A	2,928,000	2,906
American Transmission Systems, Inc. 5.000%, 9/1/44 144A	614,000	653
Appalachian Power Co. 3.300%, 6/1/27	1,386,000	1,324
Commonwealth Edison Co. 4.350%, 11/15/45	556,000	562
Dominion Energy, Inc. 4.250%, 6/1/28	2,586,000	2,593
Dominion Resources, Inc.
1.600%, 8/15/19	2,070,000	2,046
2.000%, 8/15/21	1,555,000	1,486
Duke Energy Corp. 1.800%, 9/1/21	2,380,000	2,275
Duquesne Light Holdings, Inc. 3.616%, 8/1/27 144A	3,436,000	3,203
Electricite de France SA
4.500%, 9/21/28 144A	1,750,000	1,723
4.875%, 9/21/38 144A	1,830,000	1,783
5.000%, 9/21/48 144A	1,105,000	1,074
6.000%, 1/22/14 144A	705,000	687
Enel Finance International NV
4.250%, 9/14/23 144A	2,972,000	2,930
4.875%, 6/14/29 144A	2,450,000	2,372
FirstEnergy Transmission, LLC 5.450%, 7/15/44 144A	459,000	500
Indiana Michigan Power Co. 4.550%, 3/15/46	1,105,000	1,133
IPALCO Enterprises, Inc. 3.700%, 9/1/24	2,690,000	2,608
MidAmerican Energy Co. 4.400%, 10/15/44	556,000	569
Mid-Atlantic Interstate Transmission LLC 4.100%, 5/15/28 144A	2,168,000	2,147
Mississippi Power Co. 3.950%, 3/30/28	2,223,000	2,174
Pacific Gas & Electric Co.
3.300%, 3/15/27	1,097,000	1,009
3.950%, 12/1/47	948,000	822
4.300%, 3/15/45	532,000	486
6.050%, 3/1/34	768,000	865
PPL Capital Funding, Inc. 3.100%, 5/15/26	1,640,000	1,524
Sempra Energy
2.900%, 2/1/23	1,113,000	1,074
4.000%, 2/1/48	4,093,000	3,643
South Carolina Electric & Gas Co.
4.250%, 8/15/28	1,808,000	1,800
5.100%, 6/1/65	377,000	377
Southern California Edison Co.
3.700%, 8/1/25	1,312,000	1,303
4.125%, 3/1/48	4,107,000	3,919
Southwestern Electric Power Co.
2.750%, 10/1/26	515,000	471
3.850%, 2/1/48	1,340,000	1,198
3.900%, 4/1/45	735,000	666

Total		55,905

Total Corporate Bonds (Cost: $693,948)		680,650

Governments (28.2%)	Shares/ Par +	Value $ (000’s)
Governments (28.2%)
Export-Import Bank of Korea
2.500%, 11/1/20	1,940,000	1,904
3.000%, 11/1/22	2,808,000	2,734
Japan Bank for International Cooperation 3.125%, 7/20/21	1,626,000	1,621
Korea International Bond
3.500%, 9/20/28	1,355,000	1,341
3.875%, 9/20/48	1,090,000	1,080
Republic of Indonesia 2.950%, 1/11/23	4,786,000	4,571
Republic of Paraguay 6.100%, 8/11/44 144A	2,505,000	2,616
Republic of Uruguay 4.975%, 4/20/55	1,430,000	1,430
Saudi International Bond
4.000%, 4/17/25 144A	1,085,000	1,086
5.000%, 4/17/49 144A	3,088,000	3,134
United Mexican States 4.600%, 2/10/48	3,308,000	3,110
US Treasury
1.500%, 7/15/20	25,148,000	24,577
1.500%, 8/15/20	2,000	2
1.500%, 8/15/26	40,701,000	36,350
1.625%, 7/31/20	19,456,000	19,046
1.625%, 8/31/22	32,067,000	30,533
1.750%, 9/30/22	24,079,000	23,126
1.875%, 1/31/22	12,829,000	12,411
1.875%, 3/31/22	18,244,000	17,620
1.875%, 4/30/22	12,220,000	11,791
2.000%, 10/31/21	26,150,000	25,469
2.000%, 12/31/21	25,490,000	24,782
2.000%, 10/31/22	18,155,000	17,507
2.000%, 11/15/26	33,572,000	31,069
2.250%, 2/15/27	61,931,000	58,305
2.250%, 11/15/27	11,889,000	11,129
2.375%, 1/31/23	6,694,000	6,541
2.500%, 2/15/46	19,549,000	17,053
2.500%, 5/15/46	10,635,000	9,270
2.625%, 7/31/20	14,682,000	14,634
2.625%, 8/31/20	3,095,000	3,084
2.625%, 5/15/21	3,655,000	3,632
2.625%, 7/15/21	6,124,000	6,083
2.625%, 6/30/23	28,005,000	27,610
2.750%, 8/15/47	10,120,000	9,263
2.750%, 11/15/47	46,595,000	42,629
2.750%, 8/15/21	2,350,000	2,341
2.750%, 9/15/21	126,188,000	125,715
2.750%, 4/30/23	950,000	942
2.750%, 8/31/23	15,099,000	14,968
2.750%, 2/15/28 b	32,486,000	31,683
2.875%, 11/15/46	4,658,000	4,379
2.875%, 9/30/23	29,127,000	29,029
2.875%, 5/15/28	24,539,000	24,172
2.875%, 8/15/28	28,251,000	27,823
3.000%, 11/15/45	24,338,000	23,463
3.000%, 2/15/47	4,363,000	4,202
3.000%, 2/15/48	6,716,000	6,460
3.000%, 8/15/48	19,854,000	19,096
3.000%, 9/30/25	5,511,000	5,506

Select Bond Portfolio

Governments (28.2%)	Shares/ Par +	Value $ (000’s)
Governments continued
3.125%, 5/15/48	18,405,000	18,151

Total		846,073

Total Governments (Cost: $868,483)		846,073

Municipal Bonds (0.5%)
Municipal Bonds (0.5%)
County of Clark Department of Aviation 6.820%, 7/1/45 RB	1,780,000	2,512
Los Angeles Community College District, Series 2010-E 6.750%, 8/1/49 GO	2,600,000	3,758
North Texas Tollway Authority, Series 2009-B 6.718%, 1/1/49 RB	2,425,000	3,408
The Ohio State University 4.800%, 6/1/11 RB	1,070,000	1,149
Port Authority of New York & New Jersey 4.458%, 10/1/62 RB	3,540,000	3,669
State of California, Series 2010 7.600%, 11/1/40 GO	850,000	1,263
State of Illinois 5.100%, 6/1/33 GO	545,000	523

Total Municipal Bonds (Cost: $16,396)		16,282

Structured Products (54.4%)
Asset Backed Securities (13.2%)
Ally Auto Receivables Trust, Series 2015-1, Class A4 1.750%, 5/15/20	1,053,702	1,052
Ally Auto Receivables Trust, Series 2015-2, Class A4 1.840%, 6/15/20	1,117,888	1,116
American Express Credit Account Master Trust, Series 2018-9, Class A
2.592%, (ICE LIBOR USD 1 Month plus 0.380%), 4/15/26	3,388,000	3,388
AmeriCredit Automobile Receivables Trust, Series 2018-1, Class A3 3.070%, 12/19/22	1,368,000	1,366
Avis Budget Rental Car Funding AESOP LLC, Series 2017-1A, Class A 3.070%, 9/20/23 144A	3,921,000	3,822
Barclays Dryrock Issuance Trust, Series 2018-1, Class A
2.498%, (ICE LIBOR USD 1 Month plus 0.330%), 7/15/24	3,179,000	3,180
Capital Auto Receivables Asset Trust, Series 2015-3, Class A4 2.130%, 5/20/20	222,569	222
Capital Auto Receivables Asset Trust, Series 2015-4, Class A4 2.010%, 7/20/20	2,266,000	2,262
Capital Auto Receivables Asset Trust, Series 2016-1, Class A4 1.980%, 10/20/20	1,690,000	1,685
Capital Auto Receivables Asset Trust, Series 2016-2, Class A4 1.630%, 1/20/21	710,000	705
Capital Auto Receivables Asset Trust, Series 2016-3, Class A4 1.690%, 3/20/21	1,365,000	1,352

Structured Products (54.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Citibank Credit Card Issuance Trust, Series 2018-A2, Class A2
2.414%, (1 Month LIBOR plus 0.330%), 1/21/25	5,900,000	5,902
College Ave Student Loans, Series 2017-A, Class A1
3.741%, (ICE LIBOR USD 1 Month plus 1.650%), 11/26/46 144A	2,256,680	2,303
College Ave Student Loans, Series 2018-A, Class A2 4.130%, 12/26/47 144A	1,624,229	1,618
Ford Credit Auto Owner Trust, Series 2015-A, Class A4 1.640%, 6/15/20	888,826	887
Ford Credit Auto Owner Trust, Series 2017-1, Class A 2.620%, 8/15/28 144A	8,362,000	8,145
Ford Credit Auto Owner Trust, Series 2017-2, Class A 2.360%, 3/15/29 144A	2,699,000	2,588
Ford Credit Auto Owner Trust, Series 2017-A, Class A4 1.920%, 4/15/22	2,037,000	1,995
Ford Credit Auto Owner Trust, Series 2018-1, Class A 3.190%, 7/15/31 144A	4,465,000	4,353
Ford Credit Auto Owner Trust, Series 2018-2, Class A 3.470%, 1/15/30 144A	7,733,000	7,720
Hertz Vehicle Financing II LP, Series 2015-1A, Class A
2.730%, 3/25/21 144A	8,423,000	8,350
2.960%, 10/25/21 144A	2,575,000	2,541
Hertz Vehicle Financing II LP, Series 2015-3A, Class A 2.670%, 9/25/21 144A	5,403,000	5,307
Hertz Vehicle Financing LLC, Series 2016-2A, Class A 2.950%, 3/25/22 144A	2,035,000	2,003
Hertz Vehicle Financing LLC, Series 2016-3A, Class B 3.110%, 7/25/20 144A	1,173,000	1,169
Hertz Vehicle Financing LLC, Series 2016-4, Class A 2.650%, 7/25/22 144A	5,574,000	5,414
Hertz Vehicle Financing LLC, Series 2017-2A, Class A 3.290%, 10/25/23 144A	4,111,000	4,001
Hertz Vehicle Financing LLC, Series 2018-2A, Class A 3.650%, 6/27/22 144A	2,855,000	2,847
Hertz Vehicle Financing LLC, Series 2018-3A, Class A 4.030%, 7/25/24 144A	4,459,000	4,459
Navient Private Education Loan Trust, Series 2014-AA, Class A3
3.673%, (ICE LIBOR USD 1 Month plus 1.600%), 10/15/31 144A	3,434,000	3,540

Select Bond Portfolio

Structured Products (54.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Navient Private Education Loan Trust, Series 2014-CTA, Class A
2.773%, (ICE LIBOR USD 1 Month plus 0.700%), 9/16/24 144A	1,066,621	1,068
Navient Private Education Loan Trust, Series 2015-CA, Class B 3.250%, 5/15/40 144A	2,181,000	2,181
Navient Private Education Loan Trust, Series 2018-BA, Class A2B
2.788%, (1 Month LIBOR plus 0.720%), 12/15/59 144A	2,055,000	2,057
Navient Private Education Refi Loan Trust, Series 2018-C, Class A2 3.520%, 6/16/42 144A	1,296,000	1,286
Navient Student Loan Trust 2015, Series 1, Class A2
2.472%, (1 Month LIBOR plus 0.600%), 4/25/40	2,691,397	2,699
Navient Student Loan Trust, Series 2014-1, Class A3
2.470%, (ICE LIBOR USD 1 Month plus 0.510%), 6/25/31	2,618,278	2,623
Navient Student Loan Trust, Series 2016-3A, Class A2
2.941%, (1 Month LIBOR plus 0.850%), 6/25/65 144A	1,628,238	1,638
Navient Student Loan Trust, Series 2016-AA, Class A2A 3.910%, 12/15/45 144A	4,870,065	4,929
Navient Student Loan Trust, Series 2016-AA, Class A2B
4.223%, (ICE LIBOR USD 1 Month plus 2.150%), 12/15/45 144A	1,757,429	1,829
Navient Student Loan Trust, Series 2017-4A, Class A2
2.591%, (1 Month LIBOR plus 0.500%), 9/27/66 144A	2,163,000	2,172
Navient Student Loan Trust, Series 2017-A, Class A2B
2.973%, (1 Month LIBOR plus 0.900%), 12/16/58 144A	4,642,000	4,673
Navient Student Loan Trust, Series 2018-A, Class A2 3.190%, 2/18/42 144A	1,163,000	1,141
Nelnet Student Loan Trust, Series 2004-3, Class A5
2.540%, (3 Month LIBOR plus 0.180%), 10/27/36	583,461	577
Nelnet Student Loan Trust, Series 2004-4, Class A5
2.520%, (3 Month LIBOR plus 0.160%), 1/25/37	2,894,663	2,870
Nelnet Student Loan Trust, Series 2005-1, Class A5
2.470%, (3 Month LIBOR plus 0.110%), 10/25/33	8,980,334	8,926
Nelnet Student Loan Trust, Series 2005-2, Class A5
2.432%, (3 Month LIBOR plus 0.100%), 3/23/37	11,223,143	11,144

Structured Products (54.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Nelnet Student Loan Trust, Series 2005-3, Class A5
2.452%, (3 Month LIBOR plus 0.120%), 12/24/35	10,413,914	10,328
Nelnet Student Loan Trust, Series 2005-4, Class A4
2.512%, (3 Month LIBOR plus 0.180%), 3/22/32	1,660,238	1,639
Nelnet Student Loan Trust, Series 2010-2A, Class A
3.185%, (3 Month LIBOR plus 0.850%), 9/25/48 144A	9,791,976	9,941
Nelnet Student Loan Trust, Series 2010-4A, Class A
2.760%, (1 Month LIBOR plus 0.800%), 4/25/46 144A	909,780	918
Nelnet Student Loan Trust, Series 2012-4A, Class A
2.660%, (1 Month LIBOR plus 0.700%), 9/27/38 144A	8,930,910	8,992
Nelnet Student Loan Trust, Series 2014-1A, Class A
2.661%, (1 Month LIBOR plus 0.570%), 9/25/41 144A	1,349,568	1,352
Nelnet Student Loan Trust, Series 2016-1A, Class A
2.760%, (ICE LIBOR USD 1 Month plus 0.800%), 9/25/65 144A	4,727,939	4,770
Nelnet Student Loan Trust, Series 2017-2A, Class A
2.861%, (ICE LIBOR USD 1 Month plus 0.770%), 9/25/65 144A	4,880,178	4,904
Nelnet Student Loan Trust, Series 2017-3A, Class A
2.941%, (1 Month LIBOR plus 0.850%), 2/25/66 144A	3,065,787	3,082
Nelnet Student Loan Trust, Series 2018-2, Class A6
2.742%, (3 Month LIBOR plus 0.380%), 4/25/31 144A	3,307,000	3,313
Nelnet Student Loan Trust, Series 2018-2A, Class A
2.651%, (1 Month LIBOR plus 0.650%), 7/26/66 144A	9,458,400	9,462
Nelnet Student Loan Trust, Series 2018-3A, Class A2
2.656%, (ICE LIBOR USD 1 Month plus 0.440%), 9/27/66 144A	4,676,000	4,676
SLM Student Loan Trust, Series 2003-1, Class A5C
3.091%, (3 Month LIBOR plus 0.750%), 12/15/32 144A	1,731,938	1,724
SLM Student Loan Trust, Series 2004-10, Class A7A
2.960%, (3 Month LIBOR plus 0.750%), 10/25/29 144A	5,602,000	5,623
SLM Student Loan Trust, Series 2005-10, Class A5
2.490%, (3 Month LIBOR plus 0.130%), 7/26/21	1,628,550	1,614

Select Bond Portfolio

Structured Products (54.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SLM Student Loan Trust, Series 2005-4, Class A3
2.480%, (3 Month LIBOR plus 0.120%), 1/25/27	6,129,019	6,111
SLM Student Loan Trust, Series 2005-7, Class A4
2.510%, (3 Month LIBOR plus 0.150%), 10/25/29	4,548,231	4,542
SLM Student Loan Trust, Series 2006-1, Class A5
2.470%, (3 Month LIBOR plus 0.110%), 7/26/21	7,470,573	7,406
SLM Student Loan Trust, Series 2006-10, Class A6
2.485%, (ICE LIBOR USD 3 Month plus 0.150%), 3/25/44	8,472,000	8,154
SLM Student Loan Trust, Series 2006-3, Class A5
2.460%, (3 Month LIBOR plus 0.100%), 1/25/21	4,213,781	4,175
SLM Student Loan Trust, Series 2007-1, Class A5
2.425%, (ICE LIBOR USD 3 Month plus 0.090%), 1/26/26	836,224	834
SLM Student Loan Trust, Series 2007-1, Class A6
2.500%, (3 Month LIBOR plus 0.140%), 1/27/42	1,040,000	1,011
SLM Student Loan Trust, Series 2007-2, Class A4
2.420%, (3 Month LIBOR plus 0.060%), 7/25/22	6,060,000	5,916
SLM Student Loan Trust, Series 2012-1, Class A3
2.910%, (ICE LIBOR USD 1 Month plus 0.950%), 9/25/28	7,940,820	7,959
SLM Student Loan Trust, Series 2012-2, Class A
2.791%, (ICE LIBOR USD 1 Month plus 0.700%), 1/25/29	3,833,976	3,814
SLM Student Loan Trust, Series 2012-6, Class A3
2.710%, (ICE LIBOR USD 1 Month plus 0.750%), 5/26/26	2,975,618	2,976
SLM Student Loan Trust, Series 2013-4, Class A
2.641%, (1 Month LIBOR plus 0.550%), 6/25/43	1,023,071	1,027
SLM Student Loan Trust, Series 2013-B, Class A2B
3.173%, (ICE LIBOR USD 1 Month plus 1.100%), 6/17/30 144A	307,608	309
SMB Private Education Loan Trust, Series 2015-A, Class A2B
3.073%, (ICE LIBOR USD 1 Month plus 1.000%), 6/15/27 144A	2,912,926	2,941
SMB Private Education Loan Trust, Series 2015-B, Class A2A 2.980%, 7/15/27 144A	1,218,521	1,211

Structured Products (54.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SMB Private Education Loan Trust, Series 2015-C, Class A2B
3.473%, (ICE LIBOR USD 1 Month plus 1.400%), 7/15/27 144A	1,329,433	1,347
SMB Private Education Loan Trust, Series 2016-A, Class A2A 2.700%, 5/15/31 144A	7,220,188	7,080
SMB Private Education Loan Trust, Series 2016-A, Class A2B
3.573%, (ICE LIBOR USD 1 Month plus 1.500%), 5/15/31 144A	7,524,720	7,773
SMB Private Education Loan Trust, Series 2016-B, Class A2A 2.430%, 2/17/32 144A	2,902,696	2,805
SMB Private Education Loan Trust, Series 2016-B, Class A2B
3.523%, (ICE LIBOR USD 1 Month plus 1.450%), 2/17/32 144A	7,505,271	7,668
SMB Private Education Loan Trust, Series 2016-C, Class A2A 2.340%, 9/15/34 144A	6,166,000	5,982
SMB Private Education Loan Trust, Series 2016-C, Class A2B
3.173%, (ICE LIBOR USD 1 Month plus 1.100%), 9/15/34 144A	5,766,000	5,839
SMB Private Education Loan Trust, Series 2017-A, Class A2B
2.134%, (ICE LIBOR USD 1 Month plus 0.900%), 9/15/34 144A	1,406,000	1,415
SMB Private Education Loan Trust, Series 2017-B, Class A2B
2.823%, (1 Month LIBOR plus 0.750%), 10/15/35 144A	4,236,000	4,249
SMB Private Education Loan Trust, Series 2018-A, Class A2B
2.873%, (1 Month LIBOR plus 0.800%), 2/15/36 144A	2,318,000	2,327
SMB Private Education Loan Trust, Series 2018-B, Class A2A 3.600%, 1/15/37 144A	2,607,000	2,593
SMB Private Education Loan Trust, Series 2018-B, Class A2B
2.804%, (1 Month LIBOR plus 0.720%), 1/15/37 144A	3,662,000	3,666
SMB Private Education Loan Trust, Series 2018-C, Class A2A 3.630%, 11/15/35 144A	3,423,000	3,422
SMB Private Education Loan Trust, Series 2018-C, Class A2B
2.926%, (ICE LIBOR USD 1 Month plus 0.750%), 11/15/35 144A	4,084,000	4,084
Social Professional Loan Program LLC, Series 2017-E, Class A1
2.591%, (1 Month LIBOR plus 0.500%), 11/26/40 144A	950,063	952
Social Professional Loan Program LLC, Series 2017-E, Class A2B 2.720%, 11/26/40 144A	5,282,000	5,101
SoFi Professional Loan Program LLC, Series 2016-A, Class A2 2.760%, 12/26/36 144A	2,024,025	1,991

Select Bond Portfolio

Structured Products (54.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
SoFi Professional Loan Program LLC, Series 2016-D, Class A1
3.041%, (ICE LIBOR USD 1 Month plus 0.950%), 1/25/39 144A	468,861	471
SoFi Professional Loan Program LLC, Series 2017-B, Class A2FX 2.740%, 5/25/40 144A	2,108,000	2,070
SoFi Professional Loan Program LLC, Series 2017-C, Class A2B 2.630%, 7/25/40 144A	3,127,000	3,028
SoFi Professional Loan Program LLC, Series 2018-A, Class A2B 2.950%, 2/25/42 144A	598,000	582
SoFi Professional Loan Program LLC, Series 2018-B, Class A2FX 3.340%, 8/26/47 144A	4,753,000	4,700
Sofi Professional Loan Program LLC, Series 2018-C, Class A2FX 3.590%, 1/25/48 144A	5,897,000	5,878
SoFi Professional Loan Program Trust, Series 2018-D, Class A2FX 3.600%, 2/25/48 144A	6,115,000	6,094
SoFi Professional Loan Program, Series 2016-E, Class A1
2.941%, (ICE LIBOR USD 1 Month plus 0.850%), 7/25/39 144A	1,082,443	1,087
SoFi Professional Loan Program, Series 2017-A, Class A1
2.791%, (ICE LIBOR USD 1 Month plus 0.700%), 3/26/40 144A	1,009,069	1,012
SoFi Professional Loan Program, Series 2017-D, Class A2FX 2.650%, 9/25/40 144A	356,000	345
Synchrony Credit Card Master Note Trust, Series 2015-1, Class A 2.370%, 3/15/23	982,000	972
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A 3.470%, 5/15/26	3,060,000	3,058
World Financial Network Credit Card Master Trust, Series 2015-B, Class A 2.550%, 6/17/24	246,000	243
World Financial Network Credit Card Master Trust, Series 2016-A, Class A 2.030%, 4/15/25	4,642,000	4,475
World Financial Network Credit Card Master Trust, Series 2016-C, Class A 1.720%, 8/15/23	2,018,000	1,992
World Financial Network Credit Card Master Trust, Series 2017-A, Class A 2.120%, 3/15/24	3,908,000	3,841
World Financial Network Credit Card Master Trust, Series 2017-C, Class A 2.310%, 8/15/24	6,340,000	6,219
World Omni Auto Receivables Trust, Series 2014-B, Class A4 1.680%, 12/15/20	986,652	985

Structured Products (54.4%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
World Omni Auto Receivables Trust, Series 2016-A, Class A4 1.950%, 5/16/22	3,212,000	3,162

Total		396,337

Mortgage Securities (41.2%)
Asset Securitization Corp., Series 1997-D5, Class PS1 1.837%, (CSTR), 2/14/43 IO	314,062	3
Benchmark Mortgage Trust, Series 2018-B1, Class ASB 3.602%, (AFC), 1/15/51	854,000	850
Benchmark Mortgage Trust, Series 2018-B6, Class A4 4.261%, 11/10/51	2,863,000	2,966
CD Commercial Mortgage Trust, Series 2017-CD6, Class ASB 3.332%, 11/13/50	2,821,000	2,767
CFCRE Commercial Mortgage Trust, Series 2016-C3, Class A1 1.793%, (CSTR, AFC), 1/10/48	1,026,808	1,011
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class A4 3.283%, (EXE), 5/10/58	1,496,000	1,447
CFCRE Commercial Mortgage Trust, Series 2016-C4, Class ASB 3.091%, 5/10/58	1,508,000	1,469
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A2 3.585%, (CSTR), 12/10/54	1,536,000	1,512
CFCRE Commercial Mortgage Trust, Series 2016-C7, Class A3 3.838%, (AFC, EXE), 12/10/54	2,087,000	2,088
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class A1 1.964%, 6/15/50	784,450	767
CFCRE Commercial Mortgage Trust, Series 2017-C8, Class ASB 3.367%, 6/15/50	1,226,000	1,205
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class A1 1.443%, 8/10/49	671,141	654
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class ASB 2.622%, 8/10/49	2,660,000	2,536
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-C6, Class ASB 3.121%, 6/10/50	694,000	673
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2017-CD4, Class ASB 3.317%, 5/10/50	1,173,000	1,153
Citigroup Commercial Mortgage Trust, Series 2015-GC29, Class AS 3.457%, 4/10/48	730,000	712
Citigroup Mortgage Loan Trust, Series 2005-1, Class 3A1 6.500%, 4/25/35	199,149	204

Select Bond Portfolio

Structured Products (54.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Commercial Mortgage Pass Through Certificates, Series 2012-CR3, Class A3 2.822%, 10/15/45	1,219,438	1,195
Commercial Mortgage Pass Through Certificates, Series 2012-CR4, Class A2 1.801%, 10/15/45	422,490	413
Commercial Mortgage Pass Through Certificates, Series 2013-CR10, Class A2 2.972%, 8/10/46	85,380	84
Commercial Mortgage Pass Through Certificates, Series 2013-CR11, Class A1 1.468%, 8/10/50	111,215	111
Commercial Mortgage Pass Through Certificates, Series 2013-CR12, Class A4 4.046%, 10/10/46	1,225,000	1,257
Commercial Mortgage Pass Through Certificates, Series 2014-UBS2, Class A5 3.961%, 3/10/47	415,000	422
Commercial Mortgage Pass Through Certificates, Series 2014-UBS4, Class AM 3.968%, 8/10/47	1,676,000	1,664
Commercial Mortgage Pass Through Certificates, Series 2014-UBS6, Class A5 3.644%, 12/10/47	2,228,000	2,228
Commercial Mortgage Pass Through Certificates, Series 2015-DC1, Class A5 3.350%, 2/10/48	1,756,000	1,723
Commercial Mortgage Pass Through Certificates, Series 2016-C0R1, Class ASB 2.972%, 10/10/49	1,155,000	1,119
Commercial Mortgage Pass Through Certificates, Series 2018-COR3, Class A3 4.228%, 5/10/51	1,206,000	1,240
Commercial Mortgage Trust, Series 2018-CD7, Class A4 4.279%, 8/15/51	1,724,000	1,788
Credit Suisse Mortgage Capital Certificates, Series 2016-NXSR, Class A4 3.795%, (AFC), 12/15/49	3,748,000	3,729
Credit Suisse Mortgage Trust, Series 2013-IVR4, Class A6 2.500%, (AFC), 7/25/43 144A	2,835,412	2,790
CSAIL Commercial Mortgage Trust, Series 2015-C3, Class A4 3.718%, 8/15/48	1,597,000	1,597
CSAIL Commercial Mortgage Trust, Series 2015-C4, Class A4 3.807%, 11/15/48	3,194,000	3,207
CSAIL Commercial Mortgage Trust, Series 2016-C5, Class ASB 3.532%, 11/15/48	582,000	582
Federal Home Loan Bank 4.000%, 8/1/48	12,007,006	12,131
Federal Home Loan Mortgage Corp.
2.805%, (ICE LIBOR USD 12 Month plus 1.640%), 1/1/47	2,631,004	2,599
3.500%, 12/1/45	367,193	362
3.500%, 12/1/47	1,128,642	1,111
3.500%, 1/1/48	4,683,558	4,613
3.500%, 2/1/48	4,909,844	4,835
3.500%, 3/1/48	10,762,275	10,611

Structured Products (54.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
3.859%, (ICE LIBOR USD 12 Month plus 1.640%), 7/1/48	1,601,528	1,615
4.000%, 4/1/34	1,473,581	1,499
4.000%, 1/1/35	130,342	134
4.000%, 1/1/36	195,460	200
4.000%, 10/1/36	1,325,394	1,354
4.000%, 3/1/37	681,440	697
4.000%, 8/1/44	696,596	707
4.000%, 12/1/45	895,020	906
4.000%, 2/1/46	936,920	949
4.000%, 6/1/46	1,444,304	1,463
4.000%, 4/1/48	1,874,011	1,899
4.000%, 6/1/48	4,925,109	4,990
4.000%, 8/1/48	6,347,529	6,413
4.000%, 10/1/48	26,999,000	27,277
4.500%, 6/1/39	129,652	135
4.500%, 7/1/39	141,724	147
5.000%, 6/1/44	2,290,105	2,462
5.000%, 5/1/48	6,626,644	7,068
5.000%, 6/1/48	392,912	417
Federal Home Loan Mortgage Corp. TBA 4.500%, 10/1/40	27,600,000	28,487
Federal Home Loan Mortgage Corp., Series 2016-4576, Class HN 3.500%, 8/15/41	5,429,097	5,414
Federal Home Loan Mortgage Corp., Series 2017-4742, Class PA 3.000%, 10/15/47	18,591,201	17,948
Federal Home Loan Mortgage Corp., Series 2018-4767, Class KA 3.000%, 3/15/48	5,437,058	5,339
Federal Home Loan Mortgage Corp., Series 2018-4782, Class BA 4.500%, 11/15/44	6,586,326	6,799
Federal Home Loan Mortgage Corp., Series 2018-4786, Class DP 4.500%, 7/15/42	3,180,382	3,274
Federal Home Loan Mortgage Corp., Series 2018-4787, Class AK 3.000%, 5/15/48	8,428,213	8,030
Federal Home Loan Mortgage Corp., Series 2439, Class LH 6.000%, 4/15/32	438,452	479
Federal Home Loan Mortgage Corp., Series 356, Class 300 3.000%, 9/15/47	2,606,852	2,498
Federal Home Loan Mortgage Corp., Series 360, Class 300 3.000%, 11/15/47	6,169,373	5,941
Federal Home Loan Mortgage Corp., Series 3838, Class QE 3.500%, 1/15/29	151,816	152
Federal Home Loan Mortgage Corp., Series 4640, Class LD 4.000%, 9/15/43	8,304,094	8,466
Federal Home Loan Mortgage Corp., Series 4700, Class QJ 4.000%, 7/15/44	6,060,657	6,184
Federal Home Loan Mortgage Corp., Series 4705, Class A 4.500%, 9/15/42	4,136,368	4,285

Select Bond Portfolio

Structured Products (54.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal Home Loan Mortgage Corp., Series 4763, Class CA 3.000%, 9/15/38	1,130,084	1,111
Federal Home Loan Mortgage Corp., Series 4796, Class AK 3.000%, 5/15/48	10,801,318	10,291
Federal Home Loan Mortgage Corp., Series 4802, Class A 3.000%, 6/15/48	10,224,773	9,754
Federal National Mortgage Association 0.000%, 10/9/19	6,830,000	6,642
2.677%, (ICE LIBOR USD 12 Month plus 1.610%), 5/1/46	2,078,892	2,056
2.946%, (ICE LIBOR USD 12 Month plus 1.599%), 8/1/47	2,300,419	2,282
3.000%, 11/1/46	4,519,778	4,385
3.132%, (ICE LIBOR USD 12 Month plus 1.620%), 3/1/47	3,574,736	3,571
3.500%, 9/1/33	462,899	465
3.500%, 8/1/34	1,366,679	1,372
3.500%, 12/1/35	4,913,062	4,929
3.500%, 5/1/36	4,253,627	4,270
3.500%, 9/1/36	692,063	695
3.500%, 12/1/36	4,727,381	4,745
3.500%, 3/1/37	7,062,093	7,062
3.500%, 5/1/37	5,762,300	5,784
3.500%, 5/1/38	7,310,553	7,273
3.500%, 2/1/41	14,678,227	14,576
3.500%, 2/1/42	14,143,381	14,045
3.500%, 5/1/42	10,663,510	10,627
3.500%, 6/1/42	19,449,188	19,314
3.500%, 6/1/43	676,850	670
3.500%, 11/1/46	4,224,778	4,218
3.500%, 11/1/47	1,503,192	1,482
3.500%, 12/1/47	1,456,724	1,437
3.500%, 1/1/48	21,411,125	21,159
3.500%, 2/1/48	5,268,361	5,195
3.730%, (ICE LIBOR USD 12 Month plus 1.620%), 8/1/48	3,115,345	3,158
3.750%, (ICE LIBOR USD 12 Month plus 1.620%), 8/1/48	1,562,715	1,585
3.751%, (ICE LIBOR USD 12 Month plus 1.620%), 7/1/48	2,920,404	2,963
4.000%, 2/1/32	50,721	52
4.000%, 7/1/33	2,097,403	2,147
4.000%, 9/1/33	3,675,000	3,763
4.000%, 12/1/33	285,134	292
4.000%, 4/1/34	3,261,753	3,343
4.000%, 7/1/35	5,514,387	5,653
4.000%, 11/1/35	2,554,993	2,618
4.000%, 1/1/36	3,619,941	3,710
4.000%, 7/1/36	3,387,754	3,466
4.000%, 9/1/36	1,395,598	1,427
4.000%, 11/1/36	1,028,297	1,054
4.000%, 12/1/36	3,882,575	3,972
4.000%, 1/1/37	169,225	173
4.000%, 2/1/37	505,374	516
4.000%, 3/1/37	4,115,620	4,206
4.000%, 4/1/37	1,501,079	1,532
4.000%, 5/1/37	2,056,156	2,100
4.000%, 6/1/37	975,866	997

Structured Products (54.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
4.000%, 7/1/37	5,136,145	5,239
4.000%, 9/1/37	2,972,869	3,034
4.000%, 10/1/37	2,411,344	2,469
4.000%, 11/1/37	989,187	1,009
4.000%, 12/1/37	1,653,807	1,688
4.000%, 1/1/38	2,640,340	2,697
4.000%, 9/1/38	1,093,623	1,117
4.000%, 5/1/45	4,897,031	4,963
4.000%, 9/1/45	1,232,077	1,259
4.000%, 10/1/45	803,144	814
4.000%, 12/1/45	839,936	851
4.000%, 5/1/46	1,499,639	1,521
4.000%, 7/1/46	202,613	206
4.000%, 1/1/47	498,807	506
4.000%, 3/1/47	621,357	630
4.000%, 4/1/47	3,460,651	3,511
4.000%, 5/1/47	3,248,203	3,289
4.000%, 8/1/47	16,292,672	16,513
4.000%, 10/1/47	1,335,559	1,358
4.000%, 11/1/47	15,702,566	15,939
4.000%, 2/1/48	3,768,787	3,812
4.000%, 3/1/48	4,990,815	5,057
4.000%, 4/1/48	6,614,649	6,688
4.000%, 5/1/48	5,395,417	5,469
4.000%, 6/1/48	2,021,279	2,048
4.000%, 7/1/48	2,353,235	2,384
4.000%, 8/1/48	27,925,223	28,229
4.500%, 5/1/34	90,905	95
4.500%, 6/1/41	168,514	175
4.500%, 3/1/43	1,954,344	2,026
4.500%, 3/1/44	1,497,066	1,551
4.500%, 10/1/45	3,247,649	3,362
4.500%, 2/1/46	108,417	112
4.500%, 7/1/48	20,908,419	21,577
4.500%, 8/1/48	41,637,135	42,970
5.000%, 7/1/44	343,264	363
5.000%, 5/1/48	3,466,349	3,665
5.000%, 6/1/48	9,100,521	9,718
5.000%, 8/1/56	12,677,692	13,505
Federal National Mortgage Association TBA
3.500%, 10/12/47	10,600,000	10,431
3.850%, 10/25/48 Æ	2,541,000	2,580
4.000%, 10/12/47	25,500,000	25,748
4.500%, 10/11/48	36,400,000	37,550
4.500%, 11/13/48	600,000	618
5.000%, 10/1/38	10,900,000	11,442
5.000%, 11/1/39	6,300,000	6,605
Federal National Mortgage Association, Series 1998-61, Class PL 6.000%, 11/25/28	992	1
Federal National Mortgage Association, Series 2013-30, Class CA 1.500%, 4/25/43	1,054,104	961
Federal National Mortgage Association, Series 2014-40, Class EP 3.500%, 10/25/42	1,775,440	1,779
Federal National Mortgage Association, Series 2017-13, Class PA 3.000%, 8/25/46	3,256,985	3,185

Select Bond Portfolio

Structured Products (54.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2017-M7, Class A2 2.961%, (AFC), 2/25/27	1,102,000	1,050
Federal National Mortgage Association, Series 2018-12, Class P 3.000%, 3/25/46	3,764,507	3,656
Federal National Mortgage Association, Series 2018-14, Class KC 3.000%, 3/25/48	6,385,793	6,344
Federal National Mortgage Association, Series 2018-15, Class AB 3.000%, 3/25/48	1,378,664	1,354
Federal National Mortgage Association, Series 2018-15, Class CA 3.000%, 3/25/48	1,328,356	1,301
Federal National Mortgage Association, Series 2018-38, Class LA 3.000%, 6/25/48	10,741,031	10,221
Federal National Mortgage Association, Series 2018-4, Class HC 2.500%, 12/25/47	3,139,367	2,968
Federal National Mortgage Association, Series 2018-43, Class CT 3.000%, 6/25/48	10,241,836	9,758
Federal National Mortgage Association, Series 2018-45, Class GA 3.000%, 6/25/48	22,225,448	21,175
Federal National Mortgage Association, Series 2018-50, Class BA 3.000%, 7/25/48	21,739,515	20,761
Federal National Mortgage Association, Series 2018-56, Class CH 3.000%, 8/25/48	5,017,198	4,806
Federal National Mortgage Association, Series 2018-57, Class PT 3.000%, 8/25/48	3,842,382	3,658
Federal National Mortgage Association, Series 2018-59, Class DA 3.000%, 8/25/48	10,870,269	10,360
Federal National Mortgage Association, Series 2018-63, Class DA 3.500%, 9/25/48	2,980,909	2,952
Federal National Mortgage Association, Series 2018-8, Class KL 2.500%, 3/25/47	3,852,000	3,620
Government National Mortgage Association
3.500%, 5/20/46	2,255,393	2,249
3.500%, 7/20/46	8,899,202	8,900
3.500%, 1/20/47	1,816,292	1,810
3.500%, 1/20/48	14,457,619	14,399
4.000%, 3/20/48	1,394,247	1,421
4.000%, 4/20/48	4,587,118	4,680
4.500%, 6/20/48	7,368,300	7,624
4.500%, 8/20/48	3,573,020	3,697
4.500%, 9/20/48	26,684,000	27,609
4.500%, 11/20/48 Æ	2,981,000	3,079
5.000%, 12/20/39	146,859	159
5.000%, 11/20/45	298,190	324
5.000%, 4/20/48	793,915	845
5.000%, 5/20/48	17,142,208	17,934
5.000%, 6/1/48	19,149,097	20,053

Structured Products (54.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
5.000%, 7/20/48	42,994,742	45,018
5.000%, 8/20/48	19,765,462	20,668
5.000%, 9/20/48	12,494,000	13,064
5.000%, 10/20/48	13,010,000	13,613
5.000%, 11/20/48 Æ	11,431,000	11,942
Government National Mortgage Association TBA
4.500%, 11/20/47	21,600,000	22,305
5.000%, 10/18/48	8,400,000	8,771
5.000%, 11/19/48	11,100,000	11,575
Government National Mortgage Association, Series 2012-141, Class WA 4.527%, 11/16/41	997,006	1,042
Government National Mortgage Association, Series 2017-167, Class BQ 2.500%, 8/20/44	4,952,817	4,740
GS Mortgage Securities Trust, Series 2012-GCJ7, Class AAB 2.935%, 5/10/45	295,071	294
GS Mortgage Securities Trust, Series 2013-GC16, Class A2 3.033%, 11/10/46	304,401	304
GS Mortgage Securities Trust, Series 2014-GC18, Class A3 3.801%, 1/10/47	1,044,000	1,057
GS Mortgage Securities Trust, Series 2015-GC34, Class A4 3.506%, 10/10/48	1,483,000	1,467
GS Mortgage Securities Trust, Series 2016-GS3, Class A4 2.850%, 10/10/49	1,160,000	1,089
GS Mortgage Securities Trust, Series 2016-GS3, Class AAB 2.777%, 10/10/49	1,740,000	1,683
Impact Funding Affordable Multifamily Housing Mortgage Loan Trust, Series 2010-1, Class A1 5.314%, 1/25/51 144A	4,878,170	5,125
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2012-CBX, Class A4 3.483%, 6/15/45	1,917,000	1,919
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2013-C13, Class A2 2.665%, 1/15/46	847,150	845
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2014-C20, Class A2 2.871%, 7/15/47	1,052,000	1,051
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class A1 1.324%, 8/15/49	1,370,577	1,343
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class ASB 2.713%, 8/15/49	1,805,000	1,737
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2017-JP5, Class ASB 3.548%, 3/15/50	3,358,000	3,339

Select Bond Portfolio

Structured Products (54.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-CNTR, Class A2 4.311%, 8/5/32 144A	2,918,342	2,965
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1, Class ASB 3.732%, 1/15/49	1,413,000	1,428
JP Morgan Mortgage Trust, Series 2016-5, Class A1 2.611%, (AFC), 12/25/46 144A	1,709,328	1,683
JP Morgan Mortgage Trust, Series 2017-5, Class A1 3.173%, (CSTR), 10/26/48 144A	15,240,261	15,090
JPMBB Commercial Mortgage Securities Trust, Series 2013-C15, Class A2 2.976%, 11/15/45	646,262	646
JPMBB Commercial Mortgage Securities Trust, Series 2014-C23, Class A4 3.669%, 9/15/47	1,323,000	1,328
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A2 2.773%, 10/15/48	1,089,000	1,084
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A3 2.912%, 10/15/48	6,101,000	5,858
JPMBB Commercial Mortgage Securities Trust, Series 2015-C28, Class A4 3.227%, 10/15/48	1,772,000	1,725
JPMCC Commercial Mortgage Securities Trust, Series 2017-JP6, Class ASB 3.282%, 7/15/50	1,306,000	1,280
JPMDB Commercial Mortgage Securities Trust 2018, Series C8, Class ASB 4.145%, 6/15/51	1,453,000	1,491
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class ASB 3.491%, 3/15/50	463,000	459
Mastr Asset Securitization Trust, Series 2003-12, Class 1A1 5.250%, 12/25/24	141,015	143
Mastr Asset Securitization Trust, Series 2004-9, Class 6A1 5.000%, 9/25/19	6,392	6
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C25, Class A5 3.635%, 10/15/48	1,477,000	1,471
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class A4 3.753%, 12/15/47	393,000	394
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C28, Class A4 3.544%, 1/15/49	774,000	767

Structured Products (54.4%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C30, Class ASB 2.729%, 9/15/49	5,519,000	5,289
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A1 1.445%, 8/15/49	1,741,685	1,705
Morgan Stanley Capital I Trust, Series 2016-UB11, Class ASB 2.606%, 8/15/49	1,289,000	1,226
Morgan Stanley Capital I Trust, Series 2016-UBS9, Class A1 1.711%, 3/15/49	1,060,413	1,041
Morgan Stanley Capital I Trust, Series 2018, Class A5 4.177%, 7/15/51	2,354,000	2,411
Residential Funding Mortgage Securities I, Series 2003-S18, Class A1 4.500%, 10/25/18	3,859	4
Sequoia Mortgage Trust, Series 2013-5, Class A2 3.000%, (CSTR, AFC), 5/25/43 144A	2,307,647	2,187
UBS Commercial Mortgage Trust, Series 2017-C7, Class A4 3.679%, 12/15/50	926,000	912
UBS Commercial Mortgage Trust, Series 2018-C10, Class A4 4.313%, 5/15/51	1,059,000	1,094
UBS Commercial Mortgage Trust, Series 2018-C13, Class A4 4.334%, 10/15/51	1,811,000	1,870
UBS Commercial Mortgage Trust, Series 2018-C9, Class A4 4.117%, (AFC), 3/15/51	2,328,000	2,368
UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4 3.525%, 5/10/63	1,832,000	1,835

Total		1,240,030

Total Structured Products (Cost: $1,652,965)		1,636,367

Short-Term Investments (1.2%)
Money Market Funds (1.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.970%#	35,929,055	35,929

Total		35,929

Total Short-Term Investments (Cost: $35,929)		35,929

Total Investments (107.0%) (Cost: $3,267,721)@		3,215,301

Other Assets, Less Liabilities (-7.0%)		(209,240)

Net Assets (100.0%)		3,006,061

+	All par is stated in U.S Dollar unless otherwise noted.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the value of these securities (in thousands) was $421,657 representing 14.0% of the net assets.

Select Bond Portfolio

b

Cash or securities with an aggregate value of $31,683 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2018.

Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 9/30/2018.
@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $3,267,721 and the net unrealized depreciation of investments based on that cost was $52,420 which is comprised of $2,995 aggregate gross unrealized appreciation and $55,415 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$16,282	$—
Corporate Bonds	—	680,650	—
Governments	—	846,073	—
Structured Products
Mortgage Securities	—	1,222,429	17,601
All Others	—	396,337	—
Short-Term Investments	35,929	—	—

Total Assets:	$35,929	$3,161,771	$17,601

For the period ended September 30, 2018, there was a transfer from Level 3 to Level 2 in the amount of $2,411 (in thousands). This transfer was the result of an increase in the quantity of observable inputs for securities that were previously priced by a third party vendor utilizing a broker quote.

Long-Term U.S. Government Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Corporate Bonds (0.8%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical (0.4%)
United Airlines Pass Through Trust, Series 2016-2, Class A 3.100%, 4/7/30	194,714	182
United Airlines Pass Through Trust, Series 2016-2, Class AA 2.875%, 4/7/30	194,714	181

Total		363

Industrial (0.4%)
Vessel Management Services, Inc. 3.432%, 8/15/36	501,000	467

Total		467

Total Corporate Bonds (Cost: $890)		830

Purchased Options (0.0%)
Purchased Options (0.0%)
Put - US Ten Year Treasury Note Future, Strike Price $110.5, Exp. 11/23/18, Counterparty - Goldman Sachs International, Notional - 20,000	20	–p

Total		–p

Total Purchased Options (Cost: $0)		–p

Governments (80.4%)
Governments (80.4%)
Federal National Mortgage Association 5.625%, 4/17/28	100,000	119
Residual Funding Corp. Stripped
0.000%, 4/15/30 b	4,800,000	3,211
0.000%, 10/15/20	2,000,000	1,884
Resolution Funding Corp. Stripped 0.000%, 4/15/28	400,000	290
Tennessee Valley Authority Stripped 0.000%, 5/1/30	500,000	322
US Treasury
1.875%, 7/31/22 b	8,000,000	7,698
2.000%, 10/31/21	2,700,000	2,630
2.125%, 8/15/21	400,000	392
2.500%, 2/15/45	2,660,000	2,329
2.500%, 5/15/46	1,710,000	1,490
2.500%, 2/15/46	940,000	820
2.750%, 8/15/42	2,000,000	1,852
2.750%, 11/15/42	400,000	370
2.875%, 5/15/43 b	3,710,000	3,506
2.875%, 8/15/45 b	5,180,000	4,875
3.000%, 5/15/42	530,000	513
3.000%, 11/15/45	370,000	357
3.000%, 2/15/48	330,000	317
3.000%, 11/15/44	390,000	376
3.125%, 2/15/43 b	10,710,000	10,578
3.125%, 5/15/48 b	3,500,000	3,452
3.375%, 5/15/44 b	10,100,000	10,408
3.500%, 2/15/39	50,000	53
3.625%, 8/15/43 b	8,750,000	9,385
3.750%, 11/15/43 b	5,600,000	6,130

Governments (80.4%)	Shares/ Par +	Value $ (000’s)
Governments continued
3.875%, 8/15/40	850,000	944
4.250%, 11/15/40 b	2,400,000	2,808
4.375%, 2/15/38	2,240,000	2,643
4.500%, 5/15/38	1,440,000	1,728
4.625%, 2/15/40	200,000	245
US Treasury Inflation Index Bond
0.375%, 1/15/27	73,027	70
0.375%, 7/15/27	319,359	305
0.500%, 1/15/28	1,062,558	1,020
0.750%, 7/15/28	1,305,174	1,285
1.375%, 2/15/44	140,568	150
1.750%, 1/15/28	433,044	464
2.500%, 1/15/29	422,550	486
3.625%, 4/15/28	155,808	193
US Treasury Stripped
0.000%, 8/15/34	850,000	511
0.000%, 11/15/43	700,000	314

Total		86,523

Total Governments (Cost: $92,392)		86,523

Structured Products (20.5%)
Asset Backed Securities (1.0%)
ECMC Group Student Loan Trust, Series 2018-1A, Class A
2.966%, (ICE LIBOR USD 1 Month plus 0.750%), 2/27/68 144A	94,843	95
Massachusetts Educational Financing Authority, Series 2008-1, Class A1
3.285%, (ICE LIBOR USD 3 Month plus 0.950%), 4/25/38	58,354	59
OneMain Direct Auto Receivables Trust, Series 2018-1A, Class A
3.430%, 12/16/24 144A	600,000	599
SLM Student Loan Trust, Series 2003-7A, Class A5A
3.534%, (ICE LIBOR USD 3 Month plus 1.200%), 12/15/33 144A	126,599	128
SLM Student Loan Trust, Series 2008-9, Class A
3.835%, (ICE LIBOR USD 3 Month plus 1.500%), 4/25/23	161,276	165

Total		1,046

Mortgage Securities (19.5%)
BWAY Mortgage Trust, Series 2013-1515, Class A2
3.454%, 3/10/33 144A	300,000	296
CityLine Commercial Mortgage Trust, Series 2016-CLNE, Class A
2.778%, (CSTR), 11/10/31 144A	600,000	578
COMM Mortgage Trust, Series 2018-HOME, Class A
3.815%, (AFC), 4/10/33 144A	200,000	198
Commercial Mortgage Pass Through Certificates, Series 2016-667M, Class A
3.140%, 10/10/36 144A	700,000	665

Long-Term U.S. Government Bond Portfolio

Structured Products (20.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Core Industrial Trust, Series 2015-West, Class C
3.494%, 2/10/37 144A	300,000	291
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR18, Class 2A3
3.648%, (CSTR), 7/25/33	991	1
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR20, Class 2A1
4.205%, (CSTR), 8/25/33	11	–p
DBWF Mortgage Trust, Series 2016-85T, Class A
3.791%, 12/10/36 144A	800,000	792
Federal Home Loan Mortgage Corp., Series 2752, Class EZ
5.500%, 2/15/34	298,485	323
Federal Home Loan Mortgage Corp., Series 4092, Class AY
3.000%, 8/15/32	2,200,000	2,056
Federal Home Loan Mortgage Corp., Series 4387, Class AZ
4.000%, 9/15/44	2,346,397	2,373
Federal Home Loan Mortgage Corp., Series 4398, Class ZX
4.000%, 9/15/54	701,581	697
Federal Home Loan Mortgage Corp., Series 4830, Class ZG
3.000%, 4/15/53	678,088	576
Federal Home Loan Mortgage Corp., Series T-61, Class 1A1
3.245%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.400%), 7/25/44	11,084	11
Federal National Mortgage Association
3.040%, 12/1/30	358,047	341
3.090%, 12/1/36	600,000	541
3.600%, 2/1/40	642,678	622
5.000%, 6/1/35	61,820	66
5.000%, 2/1/36	93,301	99
Federal National Mortgage Association TBA
3.000%, 11/13/47 b	2,900,000	2,772
4.000%, 11/13/48 b	3,200,000	3,227
Federal National Mortgage Association, Series 2007-39, Class NZ
4.250%, 5/25/37	324,624	330

Structured Products (20.5%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association, Series 2016-61, Class ML
3.000%, 9/25/46	900,000	817
GS Mortgage Securities Trust, Series 2015- 590M, Class B
3.805%, (CSTR), 10/10/35 144A	300,000	295
Hilton USA Trust, Series 2016-HHV, Class A
3.719%, 11/5/38 144A	300,000	295
Hilton USA Trust, Series 2016-HHV, Class C
4.194%, (CSTR), 11/5/38 144A	400,000	399
Merrill Lynch Mortgage Investors Trust, Series 2003-A4, Class 3A
3.879%, (CSTR, AFC), 5/25/33	1,870	2
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2016-C32, Class ASB
3.514%, 12/15/49	700,000	694
Morgan Stanley Capital I Trust, Series 2018-MP, Class A
4.418%, 7/11/40 144A	100,000	102
MSSG Trust, Series 2017-237P, Class A
3.397%, 9/13/39 144A	700,000	675
Structured Asset Mortgage Investments, Inc., Series 2004-AR5, Class 1A1
2.828%, (ICE LIBOR USD 1 Month plus 0.660%), (AFC), 10/19/34	4,904	5
VNDO Trust, Series 2016-350P, Class A
3.805%, 1/10/35 144A	800,000	793
WaMu Mortgage Pass-Through Certificates, Series 2004-AR1, Class A
3.727%, (CSTR, AFC), 3/25/34	12,258	12
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.526%, 11/10/36 144A	100,000	97

Total		21,041

Total Structured Products (Cost: $22,924)		22,087

Short-Term Investments (3.3%)
Money Market Funds (3.3%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.970%#	3,506,364	3,506

Total		3,506

Total Short-Term Investments (Cost: $3,506)		3,506

Total Investments (105.0%) (Cost: $119,712)@		112,946

Other Assets, Less Liabilities (-5.0%)		(5,364)

Net Assets (100.0%)		107,582

Securities Sold Short

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association TBA	3.500%	11/13/47	$(2,200)	$(2,158)	$(2,163)
Federal National Mortgage Association TBA	4.500%	10/11/48	(300)	(311)	(310)

Long-Term U.S. Government Bond Portfolio

Description	Coupon	Maturity Date	Principal Amount (000’s)	Proceeds (000’s)	Value (000’s)
Federal National Mortgage Association TBA	4.500%	11/13/48	$(600)	$(620)	$(618)

			$(3,100)	$(3,089)	$(3,091)

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Five-Year US Treasury Note Future	Long	USD	2,600	26	12/18	$2,924	$(4)	$1
Ten-Year US Treasury Note Future	Long	USD	1,700	17	12/18	2,019	(7)	1
Two-Year US Treasury Note Future	Short	USD	10,400	52	12/18	10,958	26	(2)
Ultra Long Term US Treasury Bond Future	Long	USD	10,000	100	12/18	15,428	(325)	(34)
Ultra Ten-Year US Treasury Note Future	Short	USD	5,900	59	12/18	7,434	37	–
US Treasury Long Bond Future	Long	USD	18,500	185	12/18	25,992	(591)	(29)

							$(864)	$(63)

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)
3-Month USD-LIBOR	2.640%	3/22	8,700	USD	$1	$39	$41	$(1)
3-Month USD-LIBOR	1.750%	12/26	3,610	USD	152	203	355	(1)
3-Month USD-LIBOR	2.250%	6/28	1,800	USD	25	106	131	–p
3-Month USD-LIBOR	2.500%	6/46	1,300	USD	34	134	167	1
3-Month USD-LIBOR	1.750%	6/47	600	USD	106	61	167	–p
3-Month USD-LIBOR	2.380%	9/47	2,000	USD	103	206	309	1
3-Month USD-LIBOR	2.750%	12/47	800	USD	(26)	86	60	1

					$395	$835	$1,230	$1

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)
3-Month USD-LIBOR	2.600%	3/21	8,700	USD	$(1)	$(49)	$(50)	$	–p

					$(1)	$(49)	$(50)	$	–p

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Market Value (000’s)	Variation Margin (000’s)

	Swaps	Futures	Total	Options	Swaps	Futures	Total

Total Exchange-Traded or Centrally Cleared Derivatives	$3	$2	$5	$–	$(2)	$(65)	$(67)

Over the Counter Derivatives

Written Options

Description	Counterparty	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Call - US Ten Year Treasury Note Future	Goldman Sachs International	USD	9	$119.500	10/18	9,000	$(1)
Call - US Ten Year Treasury Note Future	Goldman Sachs International	USD	6	121.000	10/18	6,000	—p
Put - US Ten Year Treasury Note Future	Goldman Sachs International	USD	5	117.500	10/18	5,000	—p
Put - US Ten Year Treasury Note Future	Goldman Sachs International	USD	4	118.000	10/18	4,000	(1)

Long-Term U.S. Government Bond Portfolio

Description	Counterparty	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
Put - US Ten Year Treasury Note Future	Merrill Lynch Capital Services	USD	6	$119.000	10/18	6,000	$(3)

(Premiums Received $6)							$(5)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	—	—	—	—	$(5)	—	$(5)

+	All par is stated in U.S Dollar unless otherwise noted.
p	Amount is less than one thousand.
b

Cash or securities with an aggregate value of $68,050 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2018.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the value of these securities (in thousands) was $6,298 representing 5.9% of the net assets.

#	7-Day yield as of 9/30/2018.
@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $111,521 and the net unrealized depreciation of investments based on that cost was $1,356 which is comprised of $6,523 aggregate gross unrealized appreciation and $7,879 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$830	$—
Governments	—	86,523	—
Structured Products	—	22,087	—
Short-Term Investments	3,506	—	—
Other Financial Instruments^
Futures	63	—	—
Interest Rate Swaps	—	1,230	—

Total Assets:	$3,569	$110,670	$—

Liabilities:
Other Financial Instruments^
Futures	(927)	—	—
Written Options	—	(5)	—
Interest Rate Swaps	—	(50)	—
Securities Sold Short	—	(3,091)	—

Total Liabilities:	$(927)	$(3,146)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Long-Term U.S. Government Bond Portfolio

For the period ended September 30, 2018, there were transfers from Level 3 to Level 2 in the amount of $198 (in thousands). This transfer was the result of an increase in the quantity of observable inputs for a security that was previously priced by a third party vendor utilizing a broker quote.

Inflation Protection Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Corporate Bonds (20.7%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.4%)
The Dow Chemical Co.
3.500%, 10/1/24	200,000	196
4.375%, 11/15/42	200,000	189
E.I. du Pont de Nemours & Co. 4.150%, 2/15/43	200,000	185
International Paper Co. 4.400%, 8/15/47	200,000	184
LyondellBasell Industries NV
4.625%, 2/26/55	100,000	90
5.000%, 4/15/19	37,000	37
The Mosaic Co. 4.050%, 11/15/27	180,000	174
Sherwin-Williams Co. 4.500%, 6/1/47	340,000	327
Westlake Chemical Corp. 4.375%, 11/15/47	200,000	177

Total		1,559

Communications (2.4%)
21st Century Fox America, Inc.
4.750%, 9/15/44	150,000	161
6.900%, 8/15/39	385,000	523
AT&T, Inc.
3.400%, 5/15/25	450,000	428
4.450%, 4/1/24	100,000	102
4.750%, 5/15/46	300,000	274
4.800%, 6/15/44	280,000	258
5.150%, 11/15/46 144A	77,000	74
CBS Corp. 3.700%, 6/1/28 144A	170,000	160
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.200%, 3/15/28	400,000	382
6.484%, 10/23/45	530,000	569
Cisco Systems, Inc. 5.900%, 2/15/39	335,000	416
Comcast Corp. 6.500%, 11/15/35	350,000	422
Deutsche Telekom International Finance 3.600%, 1/19/27 144A	450,000	427
Discovery Communications LLC 3.950%, 3/20/28	350,000	332
Telefonica Emisiones SAU
4.103%, 3/8/27	400,000	384
5.213%, 3/8/47	200,000	194
Time Warner Cable LLC 4.500%, 9/15/42	295,000	251
Verizon Communications, Inc.
2.625%, 8/15/26	125,000	113
4.400%, 11/1/34	150,000	146
5.012%, 8/21/54	300,000	301
5.500%, 3/16/47	330,000	360
Viacom, Inc.
4.250%, 9/1/23	470,000	474
4.375%, 3/15/43	90,000	78

Corporate Bonds (20.7%)	Shares/ Par +	Value $ (000’s)
Communications continued
Vodafone Group PLC 4.375%, 5/30/28	250,000	246
The Walt Disney Co.
2.350%, 12/1/22	300,000	288
4.125%, 6/1/44	170,000	169
Warner Media LLC 3.800%, 2/15/27	300,000	287
Warner Media, LLC
2.950%, 7/15/26	200,000	181
4.050%, 12/15/23	150,000	151
4.700%, 1/15/21	300,000	308

Total		8,459

Consumer, Cyclical (0.9%)
Ford Motor Co. 4.346%, 12/8/26	120,000	113
Ford Motor Credit Co. LLC 4.389%, 1/8/26	300,000	286
General Motors Co. 5.150%, 4/1/38	1,000,000	929
The Home Depot, Inc. 4.200%, 4/1/43	275,000	277
Macy’s Retail Holdings, Inc. 2.875%, 2/15/23	60,000	57
McDonald’s Corp.
3.250%, 6/10/24	150,000	147
4.450%, 3/1/47	330,000	323
NIKE, Inc. 3.375%, 11/1/46	315,000	276
Target Corp. 3.900%, 11/15/47	300,000	283
Walmart, Inc. 4.050%, 6/29/48	350,000	350

Total		3,041

Consumer, Non-cyclical (3.4%)
Abbott Laboratories 4.900%, 11/30/46	400,000	434
AbbVie, Inc.
2.900%, 11/6/22	325,000	316
4.450%, 5/14/46	350,000	324
Aetna, Inc.
2.750%, 11/15/22	230,000	222
3.875%, 8/15/47	170,000	150
Allergan Funding SCS
3.850%, 6/15/24	150,000	148
4.550%, 3/15/35	270,000	262
Amgen, Inc. 3.625%, 5/22/24	240,000	240
Anheuser-Busch InBev Finance, Inc.
3.650%, 2/1/26	1,420,000	1,378
4.900%, 2/1/46	500,000	501
Anthem, Inc. 4.650%, 1/15/43	200,000	196
Becton Dickinson and Co. 3.700%, 6/6/27	400,000	382

Inflation Protection Portfolio

Corporate Bonds (20.7%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Catholic Health Initiatives 2.950%, 11/1/22	100,000	96
Celgene Corp.
3.625%, 5/15/24	50,000	49
5.000%, 8/15/45	170,000	169
Constellation Brands, Inc.
3.500%, 5/9/27	170,000	159
3.700%, 12/6/26	340,000	323
CVS Health Corp.
2.750%, 12/1/22	700,000	675
4.780%, 3/25/38	180,000	178
5.050%, 3/25/48	170,000	174
Diageo Capital PLC 2.625%, 4/29/23	300,000	291
Duke University Health System, Inc. 3.920%, 6/1/47	268,000	258
Express Scripts Holding Co.
3.400%, 3/1/27	200,000	186
4.500%, 2/25/26	80,000	81
General Mills, Inc. 3.150%, 12/15/21	670,000	663
Gilead Sciences, Inc.
3.650%, 3/1/26	200,000	196
4.150%, 3/1/47	265,000	251
Halfmoon Parent, Inc. 4.900%, 12/15/48 144A	200,000	200
Johnson & Johnson 3.500%, 1/15/48	360,000	329
Kaiser Foundation Hospitals 4.150%, 5/1/47	200,000	199
Kimberly-Clark Corp. 3.900%, 5/4/47	340,000	325
Kraft Heinz Foods Co. 4.375%, 6/1/46	300,000	264
The Kroger Co. 3.875%, 10/15/46	400,000	333
Medtronic, Inc.
3.500%, 3/15/25	80,000	79
4.625%, 3/15/45	350,000	370
Northwell Health, Inc. 4.260%, 11/1/47	180,000	171
PepsiCo, Inc. 3.450%, 10/6/46	420,000	377
Shire Acquisitions Investments Ireland Designated Activity Co. 3.200%, 9/23/26	260,000	240
Thermo Fisher Scientific, Inc. 2.950%, 9/19/26	250,000	232
Unilever Capital Corp. 2.200%, 3/6/19	200,000	200
UnitedHealth Group, Inc.
3.750%, 10/15/47	350,000	325
4.250%, 3/15/43	150,000	149
Zoetis, Inc. 3.000%, 9/12/27	60,000	56

Total		12,151

Corporate Bonds (20.7%)	Shares/ Par +	Value $ (000’s)
Energy (3.0%)
Apache Corp. 4.750%, 4/15/43	325,000	307
BP Capital Markets PLC 2.500%, 11/6/22	160,000	155
Cenovus Energy, Inc. 4.250%, 4/15/27	200,000	193
Chevron Corp. 2.427%, 6/24/20	100,000	99
Cimarex Energy Co. 4.375%, 6/1/24	100,000	101
Concho Resources, Inc. 4.875%, 10/1/47	80,000	81
Enbridge, Inc.
3.500%, 6/10/24	150,000	146
3.700%, 7/15/27	200,000	193
Energy Transfer Partners LP
3.600%, 2/1/23	100,000	98
4.050%, 3/15/25	200,000	196
5.300%, 4/15/47	455,000	440
Enterprise Products Operating LLC
3.750%, 2/15/25	200,000	200
4.850%, 3/15/44	100,000	102
Exxon Mobil Corp. 3.043%, 3/1/26	110,000	107
Halliburton Co. 4.850%, 11/15/35	410,000	428
Hess Corp. 6.000%, 1/15/40	450,000	467
Kinder Morgan Energy Partners LP 5.300%, 9/15/20	270,000	280
Kinder Morgan, Inc. 5.550%, 6/1/45	500,000	528
Magellan Midstream Partners LP 5.150%, 10/15/43	150,000	155
Marathon Oil Corp.
3.850%, 6/1/25	170,000	166
5.200%, 6/1/45	100,000	104
Marathon Petroleum Corp. 3.625%, 9/15/24	150,000	148
MPLX LP
4.500%, 4/15/38	200,000	188
4.875%, 6/1/25	400,000	413
5.200%, 3/1/47	200,000	200
Noble Energy, Inc. 4.150%, 12/15/21	480,000	486
Occidental Petroleum Corp. 4.200%, 3/15/48	455,000	447
ONEOK, Inc. 4.000%, 7/13/27	225,000	217
Petroleos Mexicanos
3.500%, 1/30/23	130,000	123
4.625%, 9/21/23	200,000	198
4.875%, 1/18/24	400,000	398
Phillips 66 4.650%, 11/15/34	200,000	203
Plains All American Pipeline LP / PAA Finance Corp. 3.650%, 6/1/22	200,000	198
Sabine Pass Liquefaction LLC 5.625%, 3/1/25	500,000	533

Inflation Protection Portfolio

Corporate Bonds (20.7%)	Shares/ Par +	Value $ (000’s)
Energy continued
Shell International Finance BV 2.375%, 8/21/22	1,170,000	1,132
Statoil ASA 2.450%, 1/17/23	250,000	241
Suncor Energy, Inc. 6.500%, 6/15/38	220,000	271
Sunoco Logistics Partners Operations LP 3.450%, 1/15/23	300,000	293
TransCanada PipeLines, Ltd. 2.500%, 8/1/22	100,000	96
Williams Partners LP
4.125%, 11/15/20	80,000	81
4.300%, 3/4/24	300,000	303

Total		10,715

Financial (6.4%)
American International Group, Inc.
4.125%, 2/15/24	250,000	251
4.500%, 7/16/44	250,000	234
American Tower Corp. 3.375%, 10/15/26	400,000	372
AvalonBay Communities, Inc. 3.200%, 1/15/28	280,000	264
Bank of America Corp.
3.248%, 10/21/27	1,625,000	1,511
3.300%, 1/11/23	425,000	419
4.443%, (ICE LIBOR USD 3 Month plus 1.990%), 1/20/48	450,000	447
Berkshire Hathaway, Inc. 4.500%, 2/11/43	395,000	411
Boston Properties LP 3.650%, 2/1/26	150,000	145
BPCE SA 3.500%, 10/23/27 144A	250,000	228
Branch Banking & Trust Co. 3.800%, 10/30/26	200,000	197
Capital One Financial Corp.
3.750%, 7/28/26	150,000	140
3.750%, 3/9/27	330,000	311
Chubb INA Holdings, Inc. 3.150%, 3/15/25	200,000	193
Citigroup, Inc.
2.350%, 8/2/21	300,000	291
3.200%, 10/21/26	665,000	621
4.000%, 8/5/24	80,000	79
4.050%, 7/30/22	450,000	454
4.075%, (3 Month LIBOR plus 1.192%), 4/23/29	300,000	294
4.281%, (ICE LIBOR USD 3 Month plus 1.839%), 4/24/48	200,000	191
4.450%, 9/29/27	975,000	963
Cooperatieve Rabobank UA 3.950%, 11/9/22	250,000	248
Credit Suisse AG 3.625%, 9/9/24	250,000	246
Crown Castle International Corp. 4.450%, 2/15/26	240,000	241
Discover Bank 3.450%, 7/27/26	300,000	279
Discover Financial Services 3.750%, 3/4/25	200,000	191

Corporate Bonds (20.7%)	Shares/ Par +	Value $ (000’s)
Financial continued
Essex Portfolio LP 3.625%, 8/15/22	100,000	99
Fifth Third Bancorp 4.300%, 1/16/24	60,000	61
The Goldman Sachs Group, Inc.
2.300%, 12/13/19	300,000	297
3.500%, 11/16/26	400,000	379
3.750%, 5/22/25	850,000	833
4.800%, 7/8/44	675,000	690
5.750%, 1/24/22	330,000	351
The Hartford Financial Services Group, Inc. 5.125%, 4/15/22	150,000	157
HSBC Holdings PLC 2.950%, 5/25/21	400,000	395
4.041%, (ICE LIBOR USD 3 Month plus 1.546%), 3/13/28	230,000	221
4.300%, 3/8/26	200,000	199
4.375%, 11/23/26	200,000	197
Huntington Bancshares, Inc. 2.300%, 1/14/22	200,000	192
International Lease Finance Corp. 5.875%, 8/15/22	200,000	212
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 4.150%, 1/23/30	280,000	251
JPMorgan Chase & Co.
3.875%, 9/10/24	1,050,000	1,040
3.897%, (ICE LIBOR USD 3 Month plus 1.220%), 1/23/49	400,000	364
3.964%, (ICE LIBOR USD 3 Month plus 1.380%), 11/15/48	835,000	761
4.500%, 1/24/22	750,000	773
4.625%, 5/10/21	250,000	258
KeyBank NA 3.400%, 5/20/26	250,000	237
Kilroy Realty LP 3.800%, 1/15/23	120,000	119
Liberty Mutual Group, Inc. 4.250%, 6/15/23 144A	225,000	227
Markel Corp. 3.500%, 11/1/27	200,000	186
Morgan Stanley
3.772%, (ICE LIBOR USD 3 Month plus 1.140%), 1/24/29	200,000	192
3.875%, 1/27/26	250,000	246
4.000%, 7/23/25	700,000	697
4.375%, 1/22/47	170,000	166
Prudential Financial, Inc. 3.935%, 12/7/49	251,000	225
Simon Property Group LP 4.250%, 11/30/46	300,000	291
SunTrust Bank 3.300%, 5/15/26	200,000	188
The Travelers Cos., Inc.
3.750%, 5/15/46	200,000	185
4.050%, 3/7/48	350,000	338
U.S. Bancorp 3.600%, 9/11/24	400,000	396
Ventas Realty LP / Ventas Capital Corp. 3.250%, 8/15/22	250,000	245

Inflation Protection Portfolio

Corporate Bonds (20.7%)	Shares/ Par +	Value $ (000’s)
Financial continued
Wells Fargo & Co.
3.000%, 4/22/26	200,000	186
3.550%, 9/29/25	175,000	171
4.100%, 6/3/26	330,000	326
4.125%, 8/15/23	220,000	222
4.400%, 6/14/46	500,000	470
4.750%, 12/7/46	450,000	448

Total		22,712

Industrial (1.6%)
The Boeing Co. 3.625%, 3/1/48	400,000	368
Burlington Northern Santa Fe LLC
3.000%, 4/1/25	200,000	194
3.750%, 4/1/24	200,000	202
4.125%, 6/15/47	380,000	376
4.950%, 9/15/41	100,000	110
CSX Corp. 3.800%, 11/1/46	180,000	162
FedEx Corp.
4.050%, 2/15/48	200,000	179
4.400%, 1/15/47	200,000	191
General Electric Co. 4.125%, 10/9/42	770,000	685
Lockheed Martin Corp. 3.800%, 3/1/45	200,000	187
Norfolk Southern Corp.
3.150%, 6/1/27	150,000	142
3.850%, 1/15/24	75,000	76
4.150%, 2/28/48	400,000	386
Republic Services, Inc. 3.375%, 11/15/27	140,000	133
Rockwell Collins, Inc. 4.350%, 4/15/47	300,000	286
Union Pacific Corp.
2.750%, 4/15/23	100,000	97
3.350%, 8/15/46	165,000	139
4.000%, 4/15/47	340,000	320
United Parcel Service, Inc. 3.400%, 11/15/46	300,000	259
United Technologies Corp. 3.750%, 11/1/46	525,000	459
Waste Management, Inc.
3.125%, 3/1/25	150,000	145
3.150%, 11/15/27	200,000	190
3.500%, 5/15/24	250,000	247

Total		5,533

Technology (1.2%)
Apple, Inc.
2.900%, 9/12/27	650,000	612
3.200%, 5/11/27	550,000	531
4.250%, 2/9/47	370,000	377
Broadcom Corp. / Broadcom Cayman Finance, Ltd. 3.500%, 1/15/28	200,000	182
Dell International LLC / EMC Corp. 6.020%, 6/15/26 144A	470,000	501
Fidelity National Information Services, Inc. 3.000%, 8/15/26	200,000	185

Corporate Bonds (20.7%)	Shares/ Par +	Value $ (000’s)
Technology continued
Intel Corp. 4.100%, 5/11/47	340,000	335
Microsoft Corp.
3.450%, 8/8/36	400,000	381
4.250%, 2/6/47	550,000	576
Oracle Corp.
2.500%, 10/15/22	300,000	291
2.650%, 7/15/26	150,000	139

Total		4,110

Utilities (1.5%)
AEP Transmission Co., LLC 3.750%, 12/1/47	200,000	183
Alabama Power Co. 3.700%, 12/1/47	240,000	216
American Electric Power Co., Inc. 3.200%, 11/13/27	200,000	187
Consolidated Edison Co. of New York, Inc. 3.875%, 6/15/47	400,000	372
Dominion Resources, Inc.
3.625%, 12/1/24	200,000	195
4.900%, 8/1/41	320,000	328
Duke Energy Corp. 3.150%, 8/15/27	150,000	139
Duke Energy Progress LLC 3.700%, 10/15/46	720,000	657
Exelon Corp. 4.450%, 4/15/46	160,000	155
Exelon Generation Co. LLC 5.600%, 6/15/42	480,000	491
FirstEnergy Corp. 4.850%, 7/15/47	300,000	305
Florida Power & Light Co. 3.950%, 3/1/48	200,000	196
Georgia Power Co. 4.300%, 3/15/42	100,000	95
MidAmerican Energy Co. 4.400%, 10/15/44	600,000	614
NextEra Energy Capital Holdings, Inc. 3.550%, 5/1/27	200,000	192
Pacific Gas & Electric Co. 4.000%, 12/1/46	280,000	243
Potomac Electric Power Co. 3.600%, 3/15/24	80,000	80
Sempra Energy
3.250%, 6/15/27	250,000	233
3.800%, 2/1/38	150,000	135
Southern Co. Gas Capital Corp. 3.950%, 10/1/46	200,000	176
Southwestern Public Service Co. 3.700%, 8/15/47	250,000	230
Virginia Electric & Power Co. 3.450%, 2/15/24	50,000	49

Total		5,471

Total Corporate Bonds (Cost: $76,875)		73,751

Inflation Protection Portfolio

Governments (54.8%)	Shares/ Par +	Value $ (000’s)
Governments (54.8%)
Australian Government Inflation Linked Bond 6.779%, 8/20/20 AUD ¥	715,000	942
Canadian Government Real Return Bond
4.250%, 12/1/21 CAD ¥	775,550	671
4.250%, 12/1/26 CAD ¥	1,528,370	1,523
United Mexican States 4.750%, 3/8/44	200,000	191
US Treasury Inflation Index Bond
0.125%, 4/15/21	7,177,140	7,030
0.125%, 1/15/22	528,870	516
0.125%, 4/15/22	7,253,540	7,048
0.125%, 7/15/22 b	10,410,575	10,160
0.125%, 1/15/23	3,821,195	3,700
0.125%, 7/15/24	1,857,293	1,785
0.125%, 7/15/26 b	14,928,886	14,079
0.250%, 1/15/25 b	10,533,204	10,109
0.375%, 7/15/23	6,930,368	6,796
0.375%, 7/15/25	6,801,088	6,586
0.375%, 1/15/27	6,676,736	6,376
0.500%, 1/15/28	4,086,560	3,923
0.625%, 7/15/21 b	10,062,990	10,038
0.625%, 1/15/24 b	17,550,488	17,319
0.625%, 1/15/26 b	7,742,161	7,577
0.625%, 2/15/43	7,289,065	6,623
0.750%, 7/15/28	5,672,205	5,583
0.750%, 2/15/42 b	8,726,910	8,190
0.750%, 2/15/45	7,330,665	6,813
0.875%, 2/15/47	3,445,068	3,294
1.000%, 2/15/46	2,499,366	2,466
1.375%, 2/15/44 b	11,494,113	12,313
1.750%, 1/15/28	4,805,586	5,146
2.000%, 1/15/26	3,110,741	3,347
2.125%, 2/15/40	2,215,267	2,676
2.125%, 2/15/41	6,139,251	7,467
2.375%, 1/15/25	2,205,918	2,404
2.375%, 1/15/27	4,279,949	4,770
2.500%, 1/15/29	3,186,731	3,663
3.375%, 4/15/32	802,153	1,042
3.625%, 4/15/28	2,337,120	2,901

Total		195,067

Total Governments (Cost: $201,151)		195,067

Municipal Bonds (0.5%)
Municipal Bonds (0.5%)
Bay Area Toll Authority, California, Series 2010 6.918%, 4/1/40 RB	35,000	47
City of New York 5.968%, 3/1/36 GO	125,000	149
City of San Antonio TX Electric & Gas System Revenue 5.985%, 2/1/39 RB	150,000	191
City of San Francisco CA Public Utilities Commission Water Revenue 6.950%, 11/1/50 RB	25,000	35
Los Angeles Community College District, Series 2010-E 6.750%, 8/1/49 GO	95,000	137
Metropolitan Transportation Authority 6.814%, 11/15/40 RB	50,000	66

Municipal Bonds (0.5%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds continued
Missouri Highway & Transportation Commission 5.445%, 5/1/33 RB	100,000	114
New Jersey Turnpike Authority, Series 2010 7.102%, 1/1/41 RB	100,000	138
Port Authority of New York & New Jersey, Series 168 4.926%, 10/1/51 RB	50,000	56
Rutgers - The State University of New Jersey 5.665%, 5/1/40 RB	55,000	64
Santa Clara Valley Transportation Authority 5.876%, 4/1/32 RB	50,000	58
State of California
4.600%, 4/1/38 GO	65,000	67
7.300%, 10/1/39 GO	55,000	77
State of California, Series 2009 7.550%, 4/1/39 GO	250,000	365
State of Illinois 5.100%, 6/1/33 GO	150,000	144
State of Texas, Series 2009A 5.517%, 4/1/39 GO	30,000	37

Total Municipal Bonds (Cost: $1,802)		1,745

Structured Products (19.0%)
Asset Backed Securities (4.2%)
Bean Creek CLO, Ltd., Series 2018-1A, Class AR
3.368%, (ICE LIBOR USD 3 Month plus 1.020%), 4/20/31 144A	1,250,000	1,247
BRE Grand Islander Timeshare Issuer, Series 2017-1A, Class A 2.940%, 5/25/29 144A	438,299	428
CIFC Funding, Ltd., Series 2013-3RA, Class A1
3.330%, (ICE LIBOR USD 3 Month plus 0.980%), 4/24/31 144A	1,000,000	998
Goldentree Loan Opportunities X, Ltd., Series 2015-10A, Class AR
3.311%, (ICE LIBOR USD 3 Month plus 1.120%), 7/20/31 144A	1,250,000	1,250
Goldentree Loan Opportunities XI, Ltd., Series 2017-11A, Class AR2
3.403%, (ICE LIBOR USD 3 Month plus 1.070%), 1/18/31 144A	1,350,000	1,349
Hilton Grand Vacations Trust, Series 2014-AA, Class A 1.770%, 11/25/26 144A	186,813	184
KKR CLO, Ltd., Series 2018-22A, Class A
3.523%, (ICE LIBOR USD 3 Month plus 1.150%), 7/20/31 144A	1,500,000	1,498
Madison Park Funding, Ltd., Series 2014-13A, Class AR2
3.292%, (ICE LIBOR USD 3 Month plus 0.950%), 4/19/30 144A	1,600,000	1,598
Magnetite VIII, Ltd., Series 2018-8A, Class AR2
3.319%, (ICE LIBOR USD 3 Month plus 0.980%), 4/15/31 144A	1,750,000	1,746
MVW Owner Trust, Series 2015-1A, Class A 2.520%, 12/20/32 144A	359,780	352

Inflation Protection Portfolio

Structured Products (19.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
MVW Owner Trust, Series 2016-1A, Class A 2.250%, 12/20/33 144A	308,639	298
Sierra Receivables Funding Co. LLC, Series 2015-1A, Class A 2.400%, 3/22/32 144A	99,405	99
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A 3.080%, 3/21/33 144A	281,739	280
Sounds Point CLO IV-R, Ltd., Series 2013-3RA, Class A
3.651%, (ICE LIBOR USD 3 Month plus 1.150%), 4/18/31 144A	1,600,000	1,600
Towd Point Mortgage Trust, Series 2016-1, Class A1 3.500%, (AFC), 2/25/55 144A	431,024	430
Towd Point Mortgage Trust, Series 2017-2, Class A1 2.750%, (AFC), 4/25/57 144A	798,089	783
VSE VOI Mortgage LLC, Series 2017-A, Class A 2.330%, 3/20/35 144A	895,759	865

Total		15,005

Mortgage Securities (14.8%)
Agate Bay Mortgage Trust, Series 2014-3, Class A2 3.500%, (AFC), 11/25/44 144A	742,247	723
Agate Bay Mortgage Trust, Series 2015-7, Class A3 3.500%, (AFC), 10/25/45 144A	1,505,861	1,457
Agate Bay Mortgage Trust, Series 2016-1, Class A3 3.500%, (AFC), 12/25/45 144A	1,095,584	1,066
Agate Bay Mortgage Trust, Series 2016-3, Class A3 3.500%, (AFC), 8/25/46 144A	726,799	707
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class A 3.218%, 4/14/33 144A	825,000	804
BAMLL Commercial Mortgage Securities Trust, Series 2015-200P, Class B 3.490%, 4/14/33 144A	1,110,000	1,081
BB-UBS Trust, Series 2012-SHOW, Class A 3.430%, 11/5/36 144A	1,000,000	981
CD Mortgage Trust, Series 2016-CD2, Class A4 3.526%, (AFC), 11/10/49	700,000	691
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3 6.000%, 9/25/37	36,937	38
Citigroup / Deutsche Bank Commercial Mortgage Trust, Series 2016-CD1, Class AM 2.926%, 8/10/49	1,000,000	929
Commercial Mortgage Pass Through Certificates, Series 2014-CR15, Class AM 4.426%, (AFC), 2/10/47	1,000,000	1,030
Commercial Mortgage Pass Through Certificates, Series 2014-UBS5, Class AM 4.193%, (AFC), 9/10/47	850,000	862

Structured Products (19.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Commercial Mortgage Pass Through Certificates, Series 2015-3BP, Class A 3.178%, 2/10/35 144A	875,000	851
Commercial Mortgage Pass Through Certificates, Series 2015-CR22, Class AM 3.603%, (AFC), 3/10/48	900,000	889
Commercial Mortgage Pass Through Certificates, Series 2016-CR28, Class B 4.802%, (CSTR), 2/10/49	880,000	912
Commercial Mortgage Pass Through Certificates, Series 2017-PANW, Class A 3.244%, 11/10/34 144A	850,000	827
Core Industrial Trust, Series 2015-TEXW, Class B 3.329%, 2/10/34 144A	725,000	719
Core Industrial Trust, Series 2015-WEST, Class A 3.292%, 2/10/37 144A	932,354	911
Credit Suisse Mortgage Trust, Series 2015-WIN1, Class A10 3.500%, (AFC), 12/25/44 144A	300,000	290
Credit Suisse Mortgage Trust, Series 2017- HL1, Class A3 3.500%, (AFC), 6/25/47 144A	1,052,279	1,037
Federal Home Loan Mortgage Corp.
4.000%, 5/1/42	3,503,264	3,568
4.500%, 4/1/41	2,694,460	2,811
Federal Home Loan Mortgage Corp., Series DNA3, Class M1
2.966%, (ICE LIBOR USD 1 Month plus 0.750%), 3/25/30	617,711	620
Federal National Mortgage Association 4.000%, 2/1/46	4,808,094	4,861
GS Mortgage Securities Trust, Series 2016- GS2, Class B 3.759%, (AFC), 5/10/49	750,000	731
Hudson Yards Mortgage Trust, Series 2016- 10HY, Class B 3.076%, (CSTR), 8/10/38 144A	1,175,000	1,093
Irvine Core Office Trust, Series 2013-IRV, Class A2 3.279%, (CSTR), 5/15/48 144A	800,000	790
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP2, Class A4 2.821%, 8/15/49	600,000	564
JP Morgan Chase Commercial Mortgage Securities Corp., Series 2016-JP3, Class AS 3.144%, 8/15/49	675,000	636
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-C16, Class A4 4.166%, 12/15/46	600,000	617
JP Morgan Mortgage Trust, Series 2013-1, Class 2A2 2.500%, (AFC), 3/25/43 144A	688,477	658
JP Morgan Mortgage Trust, Series 2014-5, Class A1 2.987%, (AFC), 10/25/29 144A	786,035	769
JP Morgan Mortgage Trust, Series 2016-1, Class A7 3.500%, 5/25/46 144A	1,750,000	1,680

Inflation Protection Portfolio

Structured Products (19.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
JP Morgan Mortgage Trust, Series 2017-1, Class A2 3.500%, (AFC), 1/25/47 144A	1,749,168	1,697
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B 4.341%, (AFC), 8/15/47	700,000	707
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 3.414%, 3/15/50	930,000	910
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 3.276%, 11/15/52	1,350,000	1,293
Morgan Stanley Capital I Trust, Series 2014-CPT, Class C 3.560%, (CSTR), 7/13/29 144A	600,000	591
Morgan Stanley Capital I Trust, Series 2016-UB11, Class A4 2.782%, 8/15/49	1,575,000	1,470
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3 4.000%, (CSTR), 3/25/57 144A	1,159,037	1,166
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1
3.716%, (ICE LIBOR USD 1 Month plus 1.500%), (AFC), 6/25/57 144A	1,248,797	1,281
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1 5.863%, (CSTR), 12/18/37	56	–p
Sequoia Mortgage Trust, Series 2013-12, Class A1 4.000%, 12/25/43 144A	160,472	160
Sequoia Mortgage Trust, Series 2014-3, Class A14 3.000%, (AFC), 10/25/44 144A	207,852	205
Sequoia Mortgage Trust, Series 2014-4, Class A2 3.500%, (AFC), 11/25/44 144A	187,149	187
Sequoia Mortgage Trust, Series 2017-5, Class A4 3.500%, (AFC), 8/25/47 144A	1,273,188	1,254
Sequoia Mortgage Trust, Series 2017-7, Class A7 3.500%, (AFC), 10/25/47 144A	2,250,000	2,116
Sequoia Mortgage Trust, Series 2017-CH1, Class A1 4.000%, (AFC), 10/25/47 144A	800,684	800
Sequoia Mortgage Trust, Series 2018-7, Class A4 4.000%, (AFC), 9/25/48 144A	742,639	744
Thornburg Mortgage Securities Trust, Series 2004-3, Class A
2.956%, (ICE LIBOR USD 1 Month plus 0.740%), (AFC), 9/25/44	283,064	279
USB Commercial Mortgage Trust, Series 2017-C1, Class A3 3.196%, 6/15/50	700,000	670
Wells Fargo Mortgage Backed Securities Trust, Series 2005-17, Class 1A1 5.500%, 1/25/36	30,248	30

Structured Products (19.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 1A1 4.289%, (CSTR), 6/25/35	210,090	220
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR10, Class 2A15 4.213%, (CSTR), 6/25/35	599,591	618
Wells Fargo Mortgage Backed Securities Trust, Series 2006-10, Class A4 6.000%, 8/25/36	41,205	41
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR10, Class 1A1 3.926%, (CSTR), 1/25/38	45,913	44
WinWater Mortgage Loan Trust, Series 2014-1, Class A4 3.500%, (AFC), 6/20/44 144A	129,864	129

Total		52,815

Total Structured Products (Cost: $69,884)		67,820

Short-Term Investments (5.4%)
Commercial Paper (4.7%)
Credit Agricole SA 0.000%, 10/1/18	6,793,000	6,792
LMA SA / LMA Americas LLC 0.000%, 10/1/18	10,000,000	9,998

Total		16,790

Money Market Funds (0.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.970%#	98,549	99

Total		99

US Government & Agencies (0.7%)
US Treasury 0.000%, 10/25/18	2,500,000	2,496

Total		2,496

Total Short-Term Investments (Cost: $19,386)		19,385

Total Investments (100.5%) (Cost: $369,098)@		357,768

Other Assets, Less Liabilities (-0.4%)		(1,601)

Net Assets (100.0%)		356,167

Inflation Protection Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
Ten-Year US Treasury Note Future	Long	USD	28,500	285	12/18	$33,853	$(350)	$9
Ultra Long Term US Treasury Bond Future	Short	USD	2,800	28	12/18	4,320	100	10
Ultra Ten-Year US Treasury Note Future	Short	USD	3,100	31	12/18	3,906	48	–
US Treasury Long Bond Future	Short	USD	25,000	250	12/18	35,125	781	39

							$579	$58

Total Return Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin (000’s)
U.S. Consumer Price Index - 3 Month USD LIBOR	2.073%	8/27	3,500	USD	$–	$111	$111	$(1)
U.S. Consumer Price Index - 3 Month USD LIBOR	2.145%	11/27	5,000	USD	–	120	120	2

					$–	$231	$231	$1

	Financial Derivative Assets			Financial Derivative Liabilities
	Variation Margin (000’s)			Market Value (000’s)	Variation Margin (000’s)
	Swaps	Futures	Total	Options	Swaps	Futures	Total

Total Exchange-Traded or Centrally Cleared Derivatives	$2	$58	$60	$–	$(1)	$–	$(1)

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Sell	Morgan Stanley Capital Services, Inc.	AUD	1,285	929	12/18	$—	$(7)	$(7)
Sell	Morgan Stanley Capital Services, Inc.	CAD	2,822	2,189	12/18	—	(11)	(11)

						$—	$(18)	$(18)

Inflation Protection Portfolio

Total Return Swaps

Reference Entity	Counterparty	Payment made by the Fund	Expiration Date	Notional Amount (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
CPURNSA	Bank of America, N.A.	2.210%	3/19	6,500	$(207)	$(207)
CPURNSA	Bank of America, N.A.	2.640%	3/19	4,500	(308)	(308)
CPURNSA	Bank of America, N.A.	2.510%	3/19	2,000	(160)	(160)
CPURNSA	Bank of America, N.A.	2.640%	2/20	2,800	(276)	(276)
CPURNSA	Bank of America, N.A.	2.670%	4/22	3,000	(325)	(325)
CPURNSA	Bank of America, N.A.	2.763%	3/23	700	(66)	(66)
CPURNSA	Bank of America, N.A.	2.528%	8/24	2,750	(163)	(163)
CPURNSA	Bank of America, N.A.	2.140%	7/25	2,900	26	26
CPURNSA	Bank of America, N.A.	1.790%	8/25	1,500	59	59
CPURNSA	Bank of America, N.A.	2.240%	4/27	3,500	31	31
CPURNSA	Bank of America, N.A.	2.218%	4/27	2,000	22	22
CPURNSA	Bank of America, N.A.	2.235%	4/27	2,000	19	19
CPURNSA	Bank of America, N.A.	2.235%	5/27	5,000	50	50
CPURNSA	Barclays Bank PLC	1.710%	2/20	1,000	7	7
CPURNSA	Barclays Bank PLC	2.526%	5/23	5,500	(388)	(388)
CPURNSA	Barclays Bank PLC	2.535%	5/23	1,000	(71)	(71)
CPURNSA	Barclays Bank PLC	2.589%	7/24	1,400	(92)	(92)
CPURNSA	Barclays Bank PLC	2.385%	9/24	4,000	(172)	(172)
CPURNSA	Barclays Bank PLC	2.363%	9/24	3,500	(140)	(140)
CPURNSA	Barclays Bank PLC	2.310%	9/24	1,400	(48)	(48)
CPURNSA	Barclays Bank PLC	2.895%	12/27	1,700	(359)	(359)
CPURNSA	Barclays Bank PLC	2.784%	7/44	1,400	(214)	(214)
CPURNSA	Goldman Sachs International	1.870%	5/26	17,000	828	828
CPURNSA	Goldman Sachs International	1.920%	5/26	7,000	308	308
CPURNSA	Goldman Sachs International	1.770%	6/26	6,000	347	347
CPURNSA	Goldman Sachs International	2.245%	11/26	3,000	35	35
CPURNSA	Goldman Sachs International	2.280%	11/26	3,000	25	25
CPURNSA	Goldman Sachs International	2.280%	11/26	4,000	33	33

					$(1,199)	$(1,199)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total

Total Over the Counter Derivatives	—	$1,790	$1,790	$(18)	—	$(2,989)	$(3,007)

Inflation Protection Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the value of these securities (in thousands) was $43,596 representing 12.3% of the net assets.

¥	Foreign Bond — par value is foreign denominated
b

Cash or securities with an aggregate value of $89,785 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2018.

p	Amount is less than one thousand.
#	7-Day yield as of 9/30/2018.
@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $369,098 and the net unrealized depreciation of investments based on that cost was $11,737 which is comprised of $3,743 aggregate gross unrealized appreciation and $15,480 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Municipal Bonds	$—	$1,745	$—
Corporate Bonds	—	73,751	—
Governments	—	195,067	—
Structured Products	—	67,820	—
Short-Term Investments
Money Market Funds	99	—	—
All Others	—	19,286	—
Other Financial Instruments^
Futures	929	—	—
Total Return Swaps	—	1,790	—
Interest Rate Swaps	—	231	—

Total Assets:	$1,028	$359,690	$—

Liabilities:
Futures	(350)	—	—
Forward Currency Contracts	—	(18)	—
Total Return Swaps	—	(2,989)	—

Total Liabilities:	$(350)	$(3,007)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and short sales, written options and swaps contracts, which are valued at market value.

High Yield Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Basic Materials (3.9%)
Alpha 2 BV 8.750%, 6/1/23 144A	950,000	964
Alpha 3 BV / Alpha US Bidco, Inc. 6.250%, 2/1/25 144A	2,500,000	2,488
Clearwater Paper Corp. 5.375%, 2/1/25 144A	3,350,000	3,107
Compass Minerals International, Inc. 4.875%, 7/15/24 144A	2,400,000	2,223
Freeport-McMoRan, Inc.
3.550%, 3/1/22	175,000	170
3.875%, 3/15/23	2,625,000	2,540
5.400%, 11/14/34	3,150,000	2,961
Hexion, Inc. 6.625%, 4/15/20	3,050,000	2,867
HudBay Minerals, Inc.
7.250%, 1/15/23 144A	600,000	617
7.625%, 1/15/25 144A	1,050,000	1,084
Huntsman International LLC 4.875%, 11/15/20	730,000	744
Platform Specialty Products Corp.
5.875%, 12/1/25 144A	1,450,000	1,431
6.500%, 2/1/22 144A	5,325,000	5,445
PQ Corp. 5.750%, 12/15/25 144A	350,000	347
Starfruit Finco BV / Starfruit US Holdco LLC 8.000%, 10/1/26 144A	300,000	304
Steel Dynamics, Inc.
5.125%, 10/1/21	620,000	627
5.500%, 10/1/24	930,000	952
Teck Resources, Ltd.
6.000%, 8/15/40	850,000	867
6.125%, 10/1/35	1,075,000	1,131
8.500%, 6/1/24 144A	825,000	902

Total		31,771

Communication Services (17.8%)
Acosta, Inc. 7.750%, 10/1/22 144A	2,850,000	969
Altice France SA 8.125%, 2/1/27 144A	800,000	822
Altice Luxembourg SA
7.625%, 2/15/25 144A	3,875,000	3,512
7.750%, 5/15/22 144A	200,000	195
Altice US Finance I Corp.
5.375%, 7/15/23 144A	1,100,000	1,112
5.500%, 5/15/26 144A	650,000	648
AMC Networks, Inc.
4.750%, 8/1/25	1,550,000	1,487
5.000%, 4/1/24	1,875,000	1,847
Cablevision Systems Corp. 5.875%, 9/15/22	2,225,000	2,268
CBS Radio, Inc. 7.250%, 11/1/24 144A	1,675,000	1,610
CCO Holdings LLC / CCO Holdings Capital Corp. 5.000%, 2/1/28 144A	2,450,000	2,303

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Communication Services continued
5.125%, 5/1/27 144A	1,975,000	1,873
5.250%, 9/30/22	1,350,000	1,367
5.375%, 5/1/25 144A	650,000	645
5.500%, 5/1/26 144A	550,000	544
5.750%, 9/1/23	1,000,000	1,016
5.750%, 1/15/24	3,200,000	3,252
5.750%, 2/15/26 144A	2,350,000	2,359
5.875%, 4/1/24 144A	575,000	587
5.875%, 5/1/27 144A	875,000	867
Cequel Communications Holdings I LLC / Cequel Capital Corp.
5.125%, 12/15/21 144A	3,335,000	3,364
7.500%, 4/1/28 144A	1,750,000	1,833
7.750%, 7/15/25 144A	1,450,000	1,544
Clear Channel International BV 8.750%, 12/15/20 144A	375,000	387
Clear Channel Worldwide Holdings, Inc. 6.500%, 11/15/22	2,925,000	2,985
CommScope Technologies LLC 6.000%, 6/15/25 144A	650,000	671
CommScope, Inc. 5.500%, 6/15/24 144A	1,925,000	1,939
CSC Holdings LLC
5.250%, 6/1/24	1,650,000	1,613
5.500%, 4/15/27 144A	2,425,000	2,359
6.625%, 10/15/25 144A	1,250,000	1,317
10.125%, 1/15/23 144A	1,000,000	1,094
Digicel Group, Ltd.
7.125%, 4/1/22 144A	525,000	344
8.250%, 9/30/20 144A	200,000	152
DISH DBS Corp.
5.000%, 3/15/23	1,810,000	1,642
5.875%, 7/15/22	705,000	688
5.875%, 11/15/24	3,250,000	2,921
7.750%, 7/1/26	1,100,000	1,042
The EW Scripps Co. 5.125%, 5/15/25 144A	400,000	385
Gray Television, Inc.
5.125%, 10/15/24 144A	675,000	652
5.875%, 7/15/26 144A	2,300,000	2,280
iHeartCommunications, Inc.
9.000%, 3/1/21 *,	600,000	447
9.000%, 9/15/22 *,	1,515,000	1,142
Intelsat Jackson Holdings SA
5.500%, 8/1/23	1,750,000	1,613
7.500%, 4/1/21	950,000	962
8.000%, 2/15/24 144A	1,050,000	1,105
8.500%, 10/15/24 144A	2,300,000	2,320
9.750%, 7/15/25 144A	950,000	1,006
LIN Television Corp.
5.875%, 11/15/22	2,000,000	2,030
Match Group, Inc.
5.000%, 12/15/27 144A	1,150,000	1,144
6.375%, 6/1/24	725,000	765
Nexstar Broadcasting, Inc. 6.125%, 2/15/22 144A	1,850,000	1,880

High Yield Bond Portfolio

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Communication Services continued
Nexstar Escrow Corp. 5.625%, 8/1/24 144A	1,300,000	1,272
Outdoor Americas Capital LLC / Outfront Media Capital Corp. 5.875%, 3/15/25	1,675,000	1,692
Radio One, Inc.
7.375%, 4/15/22 144A	1,625,000	1,609
9.250%, 2/15/20 144A	1,450,000	1,432
SFR Group SA
6.250%, 5/15/24 144A	850,000	840
7.375%, 5/1/26 144A	5,525,000	5,531
Sinclair Television Group, Inc.
5.125%, 2/15/27 144A	1,150,000	1,058
5.375%, 4/1/21	1,370,000	1,370
5.625%, 8/1/24 144A	825,000	814
5.875%, 3/15/26 144A	575,000	561
6.125%, 10/1/22	990,000	1,010
Sirius XM Radio, Inc.
4.625%, 5/15/23 144A	550,000	545
5.000%, 8/1/27 144A	775,000	746
5.375%, 4/15/25 144A	1,100,000	1,104
5.375%, 7/15/26 144A	1,675,000	1,662
6.000%, 7/15/24 144A	2,185,000	2,267
Sprint Capital Corp. 6.875%, 11/15/28	2,300,000	2,311
Sprint Communications, Inc. 6.000%, 11/15/22	1,000,000	1,020
Sprint Corp.
7.125%, 6/15/24	1,150,000	1,195
7.625%, 2/15/25	2,075,000	2,201
7.625%, 3/1/26	1,200,000	1,270
7.875%, 9/15/23	5,740,000	6,184
Symantec Corp. 5.000%, 4/15/25 144A	1,075,000	1,065
TEGNA, Inc.
5.125%, 7/15/20	980,000	987
5.500%, 9/15/24 144A	495,000	501
6.375%, 10/15/23	700,000	723
Telenet Finance Luxembourg Notes Sarl 5.500%, 3/1/28 144A	4,200,000	3,948
T-Mobile USA, Inc.
4.500%, 2/1/26	525,000	500
4.750%, 2/1/28	275,000	259
5.125%, 4/15/25	2,700,000	2,720
5.375%, 4/15/27	350,000	349
6.000%, 3/1/23	775,000	799
6.375%, 3/1/25	1,035,000	1,078
6.500%, 1/15/24	425,000	441
6.500%, 1/15/26	875,000	917
Tribune Media Co. 5.875%, 7/15/22	3,050,000	3,115
Unitymedia Hessen GmbH & Co., KG / Unitymedia NRW GmbH 5.000%, 1/15/25 144A	1,250,000	1,269
Unitymedia KabelBW GmbH 6.125%, 1/15/25 144A	2,525,000	2,651
VeriSign, Inc.
4.750%, 7/15/27	550,000	536
5.250%, 4/1/25	350,000	357

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Communication Services continued
Virgin Media Finance PLC 5.750%, 1/15/25 144A	3,475,000	3,436
Virgin Media Secured Finance PLC
5.250%, 1/15/26 144A	3,175,000	3,104
5.500%, 8/15/26 144A	425,000	421
Ziggo Bond Finance BV
5.875%, 1/15/25 144A	625,000	587
6.000%, 1/15/27 144A	1,225,000	1,116
Ziggo Secured Finance BV 5.500%, 1/15/27 144A	2,425,000	2,275

Total		143,757

Consumer, Cyclical (13.2%)
1011778 BC Unlimited Liability Co. / New Red Finance, Inc.
4.250%, 5/15/24 144A	475,000	451
5.000%, 10/15/25 144A	4,525,000	4,333
Adient Global Holdings, Ltd. 4.875%, 8/15/26 144A	3,175,000	2,822
American Axle & Manufacturing, Inc. 6.500%, 4/1/27	2,875,000	2,846
American Builders & Contractors Supply Co., Inc.
5.750%, 12/15/23 144A	125,000	128
5.875%, 5/15/26 144A	2,800,000	2,807
Aramark Services, Inc.
5.000%, 4/1/25 144A	1,450,000	1,455
5.000%, 2/1/28 144A	1,525,000	1,494
5.125%, 1/15/24	1,525,000	1,541
Argos Merger Sub, Inc. 7.125%, 3/15/23 144A	1,925,000	1,384
BCD Acquisition, Inc. 9.625%, 9/15/23 144A	1,750,000	1,866
Beacon Escrow Corp. 4.875%, 11/1/25 144A	550,000	507
Beacon Roofing Supply, Inc. 6.375%, 10/1/23	425,000	440
Boyd Gaming Corp.
6.000%, 8/15/26	425,000	428
6.375%, 4/1/26	775,000	798
6.875%, 5/15/23	2,050,000	2,154
Cedar Fair LP / Canada’s Wonderland Co. / Magnum Management Corp. 5.375%, 6/1/24	1,280,000	1,274
CRC Escrow Issuer LLC / CRC Finco, Inc. 5.250%, 10/15/25 144A	4,525,000	4,310
Dana Financing Luxembourg Sarl
5.750%, 4/15/25 144A	400,000	393
6.500%, 6/1/26 144A	2,800,000	2,853
Delta Merger Sub, Inc. 6.000%, 9/15/26 144A	325,000	329
Eldorado Resorts, Inc. 6.000%, 4/1/25	1,800,000	1,822
EMI Music Publishing Group North America Holdings, Inc. 7.625%, 6/15/24 144A	1,800,000	1,937
Ferrellgas LP / Ferrellgas Finance Corp.
6.500%, 5/1/21	850,000	761
6.750%, 1/15/22	2,300,000	2,007
6.750%, 6/15/23	1,375,000	1,148

High Yield Bond Portfolio

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
GLP Capital LP / GLP Financing II, Inc. 5.375%, 4/15/26	500,000	508
The Goodyear Tire & Rubber Co.
4.875%, 3/15/27	375,000	345
5.000%, 5/31/26	1,150,000	1,081
5.125%, 11/15/23	350,000	350
Hanesbrands, Inc. 4.875%, 5/15/26 144A	875,000	837
HD Supply, Inc. 5.750%, 4/15/24 144A ∑	375,000	394
Hilton Domestic Operating Co., Inc. 5.125%, 5/1/26 144A	1,825,000	1,814
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625%, 4/1/25	725,000	712
IHO Verwaltungs GmbH
4.500%, 9/15/23 144A	375,000	363
4.750%, 9/15/26 144A	3,325,000	3,134
JB Poindexter & Co., Inc. 7.125%, 4/15/26 144A	925,000	960
KAR Auction Services, Inc. 5.125%, 6/1/25 144A	1,425,000	1,382
KFC Holding Co. / Pizza Hut Holdings LLC / Taco Bell of America LLC
4.750%, 6/1/27 144A	550,000	529
5.000%, 6/1/24 144A	800,000	793
5.250%, 6/1/26 144A	1,600,000	1,597
Live Nation Entertainment, Inc.
4.875%, 11/1/24 144A	600,000	589
5.625%, 3/15/26 144A	400,000	404
MGM Resorts International
4.625%, 9/1/26	150,000	140
5.750%, 6/15/25	1,175,000	1,177
6.000%, 3/15/23	2,525,000	2,613
6.625%, 12/15/21	1,040,000	1,102
6.750%, 10/1/20	510,000	536
Michaels Stores, Inc. 5.875%, 12/15/20 144A	1,875,000	1,884
Mohegan Tribal Gaming Authority 7.875%, 10/15/24 144A	2,050,000	2,009
Party City Holdings, Inc.
6.125%, 8/15/23 144A	2,600,000	2,632
6.625%, 8/1/26 144A	1,450,000	1,468
Penn National Gaming, Inc. 5.625%, 1/15/27 144A	1,150,000	1,109
Performance Food Group, Inc. 5.500%, 6/1/24 144A	325,000	322
Pinnacle Entertainment, Inc. 5.625%, 5/1/24	2,225,000	2,350
Red Rock Resorts, Inc. 5.000%, 10/1/25 144A	2,025,000	1,940
Rite Aid Corp. 6.125%, 4/1/23 144A	2,025,000	1,815
Rivers Pittsburgh Borrower LP / Rivers Pittsburgh Finance Corp. 6.125%, 8/15/21 144A	2,550,000	2,544
Sabre GLBL, Inc. 5.375%, 4/15/23 144A	850,000	852
Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/1/25	2,525,000	2,405

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International LLC 5.875%, 5/15/21 144A	4,040,000	4,055
Six Flags Entertainment Corp.
4.875%, 7/31/24 144A	850,000	833
5.500%, 4/15/27 144A	3,725,000	3,688
Stars Group Holdings BV 7.000%, 7/15/26 144A	1,650,000	1,702
Suburban Propane Partners LP / Suburban Energy Finance Corp.
5.500%, 6/1/24	3,425,000	3,365
5.750%, 3/1/25	275,000	267
5.875%, 3/1/27	900,000	855
Sugarhouse HSP Gaming Prop Mezz LP / Sugarhouse HSP Gaming Finance Corp. 5.875%, 5/15/25 144A	1,700,000	1,606
VOC Escrow, Ltd. 5.000%, 2/15/28 144A	1,250,000	1,201
WMG Acquisition Corp.
4.875%, 11/1/24 144A	450,000	439
5.000%, 8/1/23 144A	250,000	250
5.500%, 4/15/26 144A	500,000	496
Wyndham Hotels & Resorts, Inc. 5.375%, 4/15/26 144A	1,750,000	1,735
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.250%, 5/15/27 144A	1,200,000	1,114

Total		106,584

Consumer, Non-cyclical (21.7%)
Acadia Healthcare Co., Inc.
5.625%, 2/15/23	575,000	578
6.500%, 3/1/24	3,000,000	3,101
Air Medical Merger Sub Corp. 6.375%, 5/15/23 144A	3,575,000	3,209
Albertsons Cos. LLC / Safeway, Inc. / New Albertson’s, Inc. / Albertsons’s LLC
5.750%, 3/15/25	3,850,000	3,446
6.625%, 6/15/24	1,600,000	1,538
AmSurg Corp. 5.625%, 7/15/22	1,275,000	1,311
Avantor, Inc.
6.000%, 10/1/24 144A	825,000	837
9.000%, 10/1/25 144A	2,875,000	2,965
Avis Budget Car Rental LLC / Avis Budget Finance, Inc. 5.250%, 3/15/25 144A	575,000	540
B&G Foods, Inc. 5.250%, 4/1/25	3,400,000	3,255
Centene Escrow I Corp. 5.375%, 6/1/26 144A	1,200,000	1,230
Charles River Laboratories International, Inc. 5.500%, 4/1/26 144A	600,000	609
CHS / Community Health Systems, Inc.
5.125%, 8/1/21	800,000	778
6.250%, 3/31/23	1,550,000	1,474
6.875%, 2/1/22	2,510,000	1,406
8.625%, 1/15/24 144A	750,000	777
Crimson Merger Sub, Inc. 6.625%, 5/15/22 144A	7,825,000	7,645

High Yield Bond Portfolio

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Eagle Holding Co. II LLC 7.625%, 5/15/22 144A	1,500,000	1,519
Endo Finance LLC / Endo Finco, Inc. 6.000%, 2/1/25 144A	2,875,000	2,478
Endo Finance LLC / Endo, Ltd. / Endo Finco, Inc. 6.000%, 7/15/23 144A	2,175,000	1,930
Enterprise Merger Sub, Inc. 8.750%, 10/15/26 144A	1,275,000	1,275
Envision Healthcare Corp. 5.125%, 7/1/22 144A	1,980,000	2,029
Financial & Risk US Holdings, Inc.
6.250%, 5/15/26 144A	600,000	600
8.250%, 11/15/26 144A	900,000	895
First Quality Finance Co., Inc.
4.625%, 5/15/21 144A	2,435,000	2,432
5.000%, 7/1/25 144A	425,000	397
Gartner, Inc. 5.125%, 4/1/25 144A	850,000	855
GW Honos Security Corp. 8.750%, 5/15/25 144A	2,475,000	2,419
HCA Healthcare, Inc. 6.250%, 2/15/21	1,385,000	1,444
HCA, Inc.
4.500%, 2/15/27	225,000	221
5.000%, 3/15/24	2,575,000	2,639
5.250%, 6/15/26	450,000	463
5.375%, 2/1/25	2,250,000	2,295
5.375%, 9/1/26	975,000	987
5.875%, 3/15/22	1,475,000	1,563
5.875%, 5/1/23	2,520,000	2,655
5.875%, 2/15/26	2,825,000	2,942
6.500%, 2/15/20	1,485,000	1,542
The Hertz Corp. 5.500%, 10/15/24 144A	675,000	560
Hologic, Inc. 4.375%, 10/15/25 144A	825,000	786
Jaguar Holding Co. II / Pharmaceutical Product Development LLC 6.375%, 8/1/23 144A	6,500,000	6,549
Lamb Weston Holdings, Inc. 4.875%, 11/1/26 144A	1,075,000	1,053
LifePoint Health, Inc. 5.375%, 5/1/24	325,000	338
LifePoint Hospitals, Inc. 5.500%, 12/1/21	1,415,000	1,438
Mallinckrodt International Finance SA / Mallinckrodt CB LLC
5.500%, 4/15/25 144A	4,275,000	3,610
5.625%, 10/15/23 144A	2,775,000	2,456
Matthews International Corp. 5.250%, 12/1/25 144A	875,000	847
MEDNAX, Inc. 5.250%, 12/1/23 144A	425,000	426
MPH Acquisition Holdings LLC 7.125%, 6/1/24 144A	5,975,000	6,211
New Amethyst Corp. 6.250%, 12/1/24 144A	1,925,000	2,069
The Nielsen Co. (Luxembourg) Sarl 5.000%, 2/1/25 144A	875,000	857

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
Nielsen Finance LLC / Nielsen Finance Co. 5.000%, 4/15/22 144A	4,000,000	3,904
Polaris Intermediate Corp. 8.500%, 12/1/22 144A	1,975,000	2,041
Post Holdings, Inc.
5.000%, 8/15/26 144A	2,375,000	2,246
5.500%, 3/1/25 144A	1,275,000	1,265
5.625%, 1/15/28 144A	975,000	938
5.750%, 3/1/27 144A	3,775,000	3,709
Prestige Brands, Inc.
5.375%, 12/15/21 144A	3,475,000	3,484
6.375%, 3/1/24 144A	3,200,000	3,236
The ServiceMaster Co. LLC 5.125%, 11/15/24 144A	325,000	321
Sotera Health Holdings LLC 6.500%, 5/15/23 144A	4,200,000	4,326
Sotera Health Topco, Inc. 8.125%, 11/1/21 144A	2,900,000	2,929
Spectrum Brands, Inc.
5.750%, 7/15/25	725,000	732
6.125%, 12/15/24	2,975,000	3,035
Surgery Center Holdings 6.750%, 7/1/25 144A	2,700,000	2,585
Team Health Holdings, Inc. 6.375%, 2/1/25 144A	5,850,000	5,060
Teleflex, Inc.
4.625%, 11/15/27	450,000	428
5.250%, 6/15/24	1,750,000	1,800
Tenet Healthcare Corp.
4.500%, 4/1/21	830,000	826
4.625%, 7/15/24	850,000	826
5.125%, 5/1/25	2,400,000	2,364
6.750%, 6/15/23	3,125,000	3,113
7.000%, 8/1/25	575,000	568
7.500%, 1/1/22 144A	700,000	731
United Rentals North America, Inc.
4.875%, 1/15/28	2,075,000	1,945
5.500%, 7/15/25	225,000	230
5.500%, 5/15/27	1,750,000	1,730
5.875%, 9/15/26	850,000	872
US Foods, Inc. 5.875%, 6/15/24 144A	3,225,000	3,241
Valeant Pharmaceuticals International, Inc.
5.500%, 3/1/23 144A	2,700,000	2,597
5.500%, 11/1/25 144A	725,000	724
5.625%, 12/1/21 144A	905,000	902
5.875%, 5/15/23 144A	3,225,000	3,131
6.125%, 4/15/25 144A	5,575,000	5,302
6.500%, 3/15/22 144A	300,000	312
7.000%, 3/15/24 144A	875,000	924
8.500%, 1/31/27 144A	225,000	236
9.000%, 12/15/25 144A	800,000	861
9.250%, 4/1/26 144A	525,000	566
Vizient, Inc. 10.375%, 3/1/24 144A	2,775,000	3,035
WellCare Health Plans, Inc. 5.375%, 8/15/26 144A	625,000	636
West Street Merger Sub, Inc. 6.375%, 9/1/25 144A	3,050,000	2,890

Total		176,080

High Yield Bond Portfolio

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Diversified (0.2%)
Trident Merger Sub, Inc. 6.625%, 11/1/25 144A	2,025,000	1,919

Total		1,919

Energy (13.0%)
Antero Midstream Partners LP / Antero Midstream Finance Corp. 5.375%, 9/15/24	2,000,000	2,012
Antero Resources Corp.
5.125%, 12/1/22	465,000	471
5.375%, 11/1/21	730,000	739
5.625%, 6/1/23	1,000,000	1,024
Apergy Corp. 6.375%, 5/1/26 144A	300,000	308
Ascent Resources - Utica LLC / AEU Finance Corp. 10.000%, 4/1/22 144A	2,075,000	2,340
Berry Petroleum Co. LLC 7.000%, 2/15/26 144A	1,200,000	1,242
Callon Petroleum Co.
6.125%, 10/1/24	1,502,000	1,528
6.375%, 7/1/26	900,000	916
Carrizo Oil & Gas, Inc.
6.250%, 4/15/23	1,725,000	1,762
7.500%, 9/15/20	37,000	37
8.250%, 7/15/25	425,000	457
Cheniere Corpus Christi Holdings LLC
5.125%, 6/30/27	575,000	577
5.875%, 3/31/25	1,725,000	1,811
7.000%, 6/30/24	1,025,000	1,122
Cheniere Energy Partners LP
5.250%, 10/1/25	2,850,000	2,850
5.625%, 10/1/26 144A	1,200,000	1,209
Chesapeake Energy Corp.
5.750%, 3/15/23	225,000	219
7.000%, 10/1/24	1,225,000	1,225
8.000%, 12/15/22 144A	805,000	843
8.000%, 1/15/25	425,000	439
8.000%, 6/15/27	2,675,000	2,727
CNX Midstream Finance Corp. 6.500%, 3/15/26 144A	2,425,000	2,407
Coeur Mining, Inc. 5.875%, 6/1/24	1,850,000	1,762
CrownRock LP / CrownRock Finance, Inc. 5.625%, 10/15/25 144A	2,975,000	2,912
CVR Refining LLC / Coffeyville Finance, Inc. 6.500%, 11/1/22	3,150,000	3,197
Diamondback Energy, Inc. 5.375%, 5/31/25	425,000	435
Endeavor Energy Resources LP / EER Finance, Inc.
5.500%, 1/30/26 144A	375,000	375
5.750%, 1/30/28 144A	750,000	750
Energy Transfer Equity LP 5.875%, 1/15/24	1,725,000	1,816
Enviva Partners LP / Enviva Partners Finance Corp. 8.500%, 11/1/21	2,850,000	2,948
EP Energy LLC / Everest Acquisition Finance, Inc. 6.375%, 6/15/23	350,000	233

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Energy continued
8.000%, 11/29/24 144A	1,600,000	1,612
Gulfport Energy Corp.
6.000%, 10/15/24	550,000	536
6.375%, 5/15/25	1,025,000	1,008
6.375%, 1/15/26	425,000	413
6.625%, 5/1/23	875,000	890
Holly Energy Partners LP / Holly Energy Finance Corp. 6.000%, 8/1/24 144A	3,175,000	3,246
Jagged Peak Energy LLC 5.875%, 5/1/26 144A	1,000,000	995
Laredo Petroleum, Inc.
5.625%, 1/15/22	1,025,000	1,017
6.250%, 3/15/23	400,000	400
NuStar Logistics LP 5.625%, 4/28/27	2,400,000	2,373
Oasis Petroleum, Inc.
6.250%, 5/1/26 144A	1,375,000	1,404
6.875%, 3/15/22	611,000	622
Parsley Energy LLC / Parsley Finance Corp.
5.250%, 8/15/25 144A	425,000	423
5.375%, 1/15/25 144A	450,000	451
5.625%, 10/15/27 144A	1,225,000	1,228
6.250%, 6/1/24 144A	300,000	313
PDC Energy, Inc.
5.750%, 5/15/26	800,000	760
6.125%, 9/15/24	575,000	566
Precision Drilling Corp.
5.250%, 11/15/24	225,000	215
6.500%, 12/15/21	202,919	206
7.125%, 1/15/26 144A	700,000	719
7.750%, 12/15/23	1,000,000	1,057
QEP Resources, Inc.
5.250%, 5/1/23	575,000	560
5.625%, 3/1/26	525,000	502
Range Resources Corp.
4.875%, 5/15/25	1,325,000	1,254
5.750%, 6/1/21	955,000	982
SESI LLC
7.125%, 12/15/21	1,575,000	1,597
7.750%, 9/15/24	2,600,000	2,652
Shelf Drilling Holdings, Ltd. 8.250%, 2/15/25 144A	1,625,000	1,674
SM Energy Co.
5.625%, 6/1/25	1,000,000	996
6.625%, 1/15/27	250,000	258
6.750%, 9/15/26	975,000	1,013
Southwestern Energy Co.
4.100%, 3/15/22	325,000	324
7.500%, 4/1/26	300,000	314
7.750%, 10/1/27	1,775,000	1,873
SRC Energy, Inc. 6.250%, 12/1/25	1,775,000	1,668
Summit Midstream Holdings LLC / Summit Midstream Finance Corp.
5.500%, 8/15/22	2,355,000	2,353
5.750%, 4/15/25	2,275,000	2,190
Sunoco LP / Sunoco Finance Corp.
4.875%, 1/15/23 144A	150,000	148
5.500%, 2/15/26 144A	550,000	531

High Yield Bond Portfolio

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Energy continued
5.875%, 3/15/28 144A	900,000	864
Targa Resources Partners LP / Targa Resources Partners Finance Corp.
5.000%, 1/15/28 144A	1,400,000	1,361
5.125%, 2/1/25	1,025,000	1,030
5.375%, 2/1/27	2,150,000	2,150
5.875%, 4/15/26 144A	725,000	748
TerraForm Power Operating LLC
4.250%, 1/31/23 144A	175,000	171
5.000%, 1/31/28 144A	2,300,000	2,139
6.625%, 6/15/25 144A	950,000	1,007
Tesoro Logistics LP / Tesoro Logistics Finance Corp.
6.250%, 10/15/22	503,000	517
6.375%, 5/1/24	575,000	609
TransMontaigne Partners LP / TLP Finance Corp. 6.125%, 2/15/26	900,000	848
Ultra Resources, Inc.
6.875%, 4/15/22 144A	350,000	166
7.125%, 4/15/25 144A	1,325,000	537
USA Compression Finance Corp. 6.875%, 4/1/26 144A	2,200,000	2,272
Weatherford International LLC 6.800%, 6/15/37	400,000	304
Weatherford International, Ltd.
7.000%, 3/15/38	1,300,000	1,008
8.250%, 6/15/23	1,400,000	1,323
Whiting Petroleum Corp.
6.250%, 4/1/23	1,150,000	1,190
6.625%, 1/15/26	775,000	806
WPX Energy, Inc.
5.250%, 9/15/24	1,125,000	1,133
5.750%, 6/1/26	425,000	430
6.000%, 1/15/22	74,000	77
8.250%, 8/1/23	350,000	397

Total		105,123

Financial (5.7%)
Acrisure LLC / Acrisure Finance, Inc. 7.000%, 11/15/25 144A	2,700,000	2,517
Ally Financial, Inc.
3.750%, 11/18/19	1,950,000	1,943
5.750%, 11/20/25	3,725,000	3,846
AmWINS Group, Inc. 7.750%, 7/1/26 144A	1,900,000	1,976
AssuredPartners, Inc. 7.000%, 8/15/25 144A	2,575,000	2,549
HUB International, Ltd. 7.000%, 5/1/26 144A	5,800,000	5,808
KIRS Midco 3 PLC 8.625%, 7/15/23 144A	2,150,000	2,123
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 5.625%, 5/1/24	475,000	487
National Financial Partners Corp. 6.875%, 7/15/25 144A	3,425,000	3,425
Navient Corp.
5.500%, 1/25/23	500,000	499
5.875%, 10/25/24	2,525,000	2,465

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Financial continued
6.125%, 3/25/24	2,325,000	2,319
6.500%, 6/15/22	200,000	208
6.750%, 6/25/25	325,000	327
6.750%, 6/15/26	350,000	346
7.250%, 9/25/23	1,150,000	1,219
Quicken Loans, Inc.
5.250%, 1/15/28 144A	950,000	882
5.750%, 5/1/25 144A	4,350,000	4,344
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.750%, 6/1/25 144A	5,250,000	5,106
USIS Merger Sub, Inc. 6.875%, 5/1/25 144A	3,300,000	3,292
Vantiv LLC 4.375%, 11/15/25 144A	325,000	309

Total		45,990

Governments (0.2%)
Seminole Tribe of Florida, Inc. 7.804%, 10/1/20 144A	1,320,000	1,333

Total		1,333

Industrial (11.5%)
ARD Finance SA 7.125%, 9/15/23	3,650,000	3,696
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
4.625%, 5/15/23 144A	525,000	520
6.000%, 2/15/25 144A	2,600,000	2,553
7.250%, 5/15/24 144A	2,000,000	2,092
Avolon Holdings Funding, Ltd.
5.125%, 10/1/23 144A	600,000	605
5.500%, 1/15/23 144A	200,000	203
Berry Plastics Corp.
5.125%, 7/15/23	1,150,000	1,162
5.500%, 5/15/22	4,205,000	4,274
6.000%, 10/15/22	275,000	283
BWAY Holding Co.
5.500%, 4/15/24 144A	2,175,000	2,138
7.250%, 4/15/25 144A	5,475,000	5,338
CD&R Waterworks Merger Sub LLC 6.125%, 8/15/25 144A	1,675,000	1,610
Crown Americas LLC / Crown Americas Capital Corp. VI 4.750%, 2/1/26 144A	1,175,000	1,125
Energizer Gamma Acquisition, Inc. 6.375%, 7/15/26 144A	300,000	310
Engility Corp. 8.875%, 9/1/24	1,425,000	1,550
Flex Acquisition Co., Inc.
6.875%, 1/15/25 144A	5,000,000	4,775
7.875%, 7/15/26 144A	2,025,000	2,000
Gates Global LLC / Gates Global Co. 6.000%, 7/15/22 144A	1,951,000	1,963
The Hillman Group, Inc. 6.375%, 7/15/22 144A	2,900,000	2,610
JELD-WEN, Inc. 4.875%, 12/15/27 144A	175,000	159
JPW Industries Holding Corp. 9.000%, 10/1/24 144A	575,000	585

High Yield Bond Portfolio

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Koppers, Inc. 6.000%, 2/15/25 144A	1,150,000	1,147
Masonite International Corp.
5.625%, 3/15/23 144A	640,000	654
5.750%, 9/15/26 144A	700,000	702
Multi-Color Corp.
4.875%, 11/1/25 144A	950,000	888
6.125%, 12/1/22 144A	3,125,000	3,195
Owens-Brockway Glass Container, Inc.
5.375%, 1/15/25 144A	1,975,000	1,955
5.875%, 8/15/23 144A	900,000	926
6.375%, 8/15/25 144A	325,000	334
Park Aerospace Holdings, Ltd.
4.500%, 3/15/23 144A	550,000	537
5.250%, 8/15/22 144A	425,000	429
5.500%, 2/15/24 144A	5,750,000	5,887
Pisces Midco, Inc. 8.000%, 4/15/26 144A	2,075,000	2,088
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer LU
5.750%, 10/15/20	3,057,535	3,065
6.875%, 2/15/21	268,566	272
7.000%, 7/15/24 144A	2,575,000	2,620
Sealed Air Corp.
4.875%, 12/1/22 144A	1,375,000	1,389
5.125%, 12/1/24 144A	1,950,000	1,960
Sensata Technologies BV 5.625%, 11/1/24 144A	1,250,000	1,291
Standard Industries, Inc.
5.000%, 2/15/27 144A	2,900,000	2,730
6.000%, 10/15/25 144A	1,275,000	1,304
Stevens Holding Co., Inc. 6.125%, 10/1/26 144A	450,000	457
Tervita Escrow Corp. 7.625%, 12/1/21 144A	2,350,000	2,423
Titan Acquisition, Ltd. / Titan Co-Borrower LLC 7.750%, 4/15/26 144A	1,775,000	1,540
TransDigm UK Holdings PLC 6.875%, 5/15/26 144A	325,000	334
TransDigm, Inc.
6.000%, 7/15/22	520,000	528
6.375%, 6/15/26	1,575,000	1,591
6.500%, 7/15/24	4,875,000	4,994
6.500%, 5/15/25	300,000	306
TTM Technologies, Inc. 5.625%, 10/1/25 144A	1,675,000	1,679
USG Corp. 4.875%, 6/1/27 144A	700,000	708
WESCO Distribution, Inc.
5.375%, 12/15/21	2,780,000	2,810
5.375%, 6/15/24	1,750,000	1,733
Wrangler Buyer Corp. 6.000%, 10/1/25 144A	1,000,000	970

Total		92,997

Other Holdings (–%)
General Motors Co. Escrow
7.200%, 1/15/99 *,Æ,	610,000	–
8.375%, 7/15/49 *,Æ,	4,865,000	–

Total		–

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Technology (7.5%)
Banff Merger Sub, Inc. 9.750%, 9/1/26 144A	2,500,000	2,536
BMC Software Finance, Inc. 8.125%, 7/15/21 144A	3,900,000	3,986
CDK Global, Inc. 5.875%, 6/15/26	425,000	439
CDW LLC / CDW Finance Corp.
5.000%, 9/1/25	450,000	448
5.500%, 12/1/24	2,075,000	2,148
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.875%, 6/15/21 144A	450,000	464
7.125%, 6/15/24 144A	3,025,000	3,249
Entegris, Inc. 4.625%, 2/10/26 144A	1,375,000	1,308
First Data Corp.
5.375%, 8/15/23 144A	2,000,000	2,030
5.750%, 1/15/24 144A	4,600,000	4,659
7.000%, 12/1/23 144A	2,400,000	2,499
IMS Health, Inc. 5.000%, 10/15/26 144A	1,625,000	1,592
Inception Merger Sub, Inc. / Rackspace Hosting, Inc. 8.625%, 11/15/24 144A	3,825,000	3,725
Infor Software Parent LLC / Infor Software Parent, Inc. 7.125%, 5/1/21 144A	4,760,000	4,811
Infor US, Inc. 6.500%, 5/15/22	3,625,000	3,674
Informatica LLC 7.125%, 7/15/23 144A	2,950,000	3,020
JDA Escrow LLC / JDA Bond Finance, Inc. 7.375%, 10/15/24 144A	3,125,000	3,242
MSCI, Inc.
5.250%, 11/15/24 144A	300,000	307
5.750%, 8/15/25 144A	1,100,000	1,152
NCR Corp.
4.625%, 2/15/21	675,000	668
5.875%, 12/15/21	1,450,000	1,465
6.375%, 12/15/23	520,000	530
Nuance Communications, Inc.
5.375%, 8/15/20 144A	815,000	817
5.625%, 12/15/26	1,675,000	1,683
6.000%, 7/1/24	1,375,000	1,418
Riverbed Technology, Inc. 8.875%, 3/1/23 144A	2,550,000	2,403
Sensata Technologies UK Financing Co. PLC 6.250%, 2/15/26 144A	425,000	447
Solera LLC / Solera Finance, Inc. 10.500%, 3/1/24 144A	2,200,000	2,411
Sophia LP / Sophia Finance, Inc. 9.000%, 9/30/23 144A	2,300,000	2,398
Western Digital Corp. 4.750%, 2/15/26	1,350,000	1,306

Total		60,835

Utilities (1.7%)
AmeriGas Partners LP / AmeriGas Finance Corp.
5.500%, 5/20/25	350,000	344
5.625%, 5/20/24	825,000	819

High Yield Bond Portfolio

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Utilities continued
5.750%, 5/20/27	550,000	539
5.875%, 8/20/26	2,550,000	2,531
Calpine Corp.
5.250%, 6/1/26 144A	550,000	509
5.375%, 1/15/23	2,050,000	1,927
5.750%, 1/15/25	1,375,000	1,217
6.000%, 1/15/22 144A	455,000	460
NRG Energy, Inc.
5.750%, 1/15/28 144A	225,000	227
6.250%, 7/15/22	724,000	747
6.250%, 5/1/24	1,750,000	1,820
6.625%, 1/15/27	925,000	971
7.250%, 5/15/26	1,150,000	1,251

Corporate Bonds (96.4%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Vistra Operations Co. LLC 5.500%, 9/1/26 144A	625,000	632

Total		13,994

Total Corporate Bonds (Cost: $786,565)		780,383

Short-Term Investments (3.0%)
Money Market Funds (3.0%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.970%#	24,517,022	24,517

Total		24,517

Total Short-Term Investments (Cost: $24,517)		24,517

Total Investments (99.4%) (Cost: $811,082)@		804,900

Other Assets, Less Liabilities (0.6%)		4,887

Net Assets (100.0%)		809,787

+	All par is stated in U.S Dollar unless otherwise noted.
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the value of these securities (in thousands) was $483,899 representing 59.9% of the net assets.

Defaulted Security
*	Non income producing
∑	Step bond security that presently receives no coupon payments. At the predetermined date the stated coupon rate becomes effective. HD Supply, Inc. steps up to 7.000% on 4/15/24.

Æ	Security valued using significant unobservable inputs.
#	7-Day yield as of 9/30/2018.
@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $811,082 and the net unrealized depreciation of investments based on that cost was $6,182 which is comprised of $12,661 aggregate gross unrealized appreciation and $18,843 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Corporate Bonds	$—	$780,383	$—
Short-Term Investments	24,517	—	—

Total Assets:	$24,517	$780,383	$—

Multi-Sector Bond Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Basic Materials (0.8%)
Georgia-Pacific LLC 8.875%, 5/15/31 b	200,000	291
INEOS Finance PLC 4.000%, 5/1/23 144A EUR ¥	1,500,000	1,777
Metinvest BV 7.750%, 4/23/23 144A	300,000	288
Syngenta Finance NV 4.892%, 4/24/25 144A	4,500,000	4,415

Total		6,771

Communication Services (8.5%)
Altice Financing SA
5.250%, 2/15/23 EUR ¥,b	2,800,000	3,378
6.625%, 2/15/23 144A	2,427,000	2,445
7.500%, 5/15/26 144A	4,200,000	4,095
Altice France SA
5.875%, 2/1/27 144A EUR ¥	1,300,000	1,574
8.125%, 2/1/27 144A	3,200,000	3,288
Altice Luxembourg SA 6.250%, 2/15/25 EUR ¥,b	1,500,000	1,624
Altice SA 7.250%, 5/15/22 EUR ¥,b	4,900,000	5,669
AT&T, Inc.
3.400%, 5/15/25 b	1,000,000	952
4.900%, 8/15/37 144A	200,000	191
5.300%, 8/15/58 144A	6,200,000	5,908
Baidu, Inc. 3.875%, 9/29/23 b	200,000	198
Charter Communications Operating LLC / Charter Communications Operating Capital Corp.
4.200%, 3/15/28 b	1,700,000	1,625
4.464%, 7/23/22 b	2,400,000	2,440
5.375%, 4/1/38 b	100,000	97
CommScope Technologies LLC 5.000%, 3/15/27 144A	100,000	96
Deutsche Telekom International Finance 8.750%, 6/15/30 b	700,000	939
DISH DBS Corp.
5.125%, 5/1/20 b	1,972,000	1,989
6.750%, 6/1/21 b	3,200,000	3,268
7.875%, 9/1/19 b	100,000	104
Koninklijke KPN NV 5.750%, 9/17/29 GBP ¥,b	750,000	1,187
Qwest Corp. 7.250%, 9/15/25 b	500,000	537
SFR Group SA
5.625%, 5/15/24 EUR ¥	200,000	243
7.375%, 5/1/26 144A	6,000,000	6,006
Sprint Communications, Inc. 7.000%, 8/15/20 b	1,710,000	1,790
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC 5.152%, 3/20/28 144A	1,300,000	1,306
Stichting Eldfell 4.250%, 1/15/27 144A EUR ¥	500,000	579

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Communication Services continued
TDC A/S 5.625%, 2/23/23 GBP ¥	400,000	575
Telenet Finance Luxembourg Notes SARL 3.500%, 3/1/28 144A EUR ¥	1,100,000	1,261
Time Warner Cable LLC
5.875%, 11/15/40 b	300,000	302
6.750%, 6/15/39 b	200,000	218
UPCB Finance IV, Ltd. 4.000%, 1/15/27 EUR ¥	315,000	377
UPCB Finance VII, Ltd. 3.625%, 6/15/29 EUR ¥,b	2,800,000	3,235
Verizon Communications, Inc.
4.522%, 9/15/48 b	100,000	95
4.672%, 3/15/55 b	2,150,000	2,031
5.012%, 4/15/49 b	2,449,000	2,487
5.250%, 3/16/37 b	200,000	213
Virgin Media Investment Holdings, Ltd. 5.125%, 1/15/25 144A GBP ¥	700,000	933
Virgin Media Receivables Financing Notes I Designated Activity Co. 5.500%, 9/15/24 GBP ¥,b	1,300,000	1,699
Virgin Media Secured Finance PLC
4.875%, 1/15/27 GBP ¥,b	3,100,000	3,972
5.000%, 4/15/27 144A GBP ¥	500,000	649
5.500%, 1/15/25 GBP ¥	189,000	252
Wind Tre SPA
2.625%, 1/20/23 144A EUR ¥	3,000,000	3,283
2.750%, (Euribor 3 Month plus 2.750%), 1/20/24 144A EUR ¥	600,000	650
3.125%, 1/20/25 EUR ¥,b	1,500,000	1,590
Ziggo Secured Finance BV 4.250%, 1/15/27 EUR ¥	200,000	232

Total		75,582

Consumer, Cyclical (4.2%)
American Airlines Pass Through Trust, Series 2011-1, Class A 5.250%, 7/31/22 b	86,508	89
American Airlines Pass Through Trust, Series 2014-1, Class A 3.700%, 4/1/28 Æ	482,404	471
Continental Airlines Pass Through Trust, Series 2009-2, Class A 7.250%, 5/10/21 b	182,798	190
Continental Airlines Pass Through Trust, Series 2010, Class A 4.750%, 7/12/22 b	53,923	55
Enterprise Inns PLC 6.875%, 5/9/25 GBP ¥,b	1,600,000	2,269
General Motors Financial Co., Inc. 3.450%, 4/10/22 b	300,000	295
GLP Capital LP / GLP Financing II, Inc. 5.750%, 6/1/28 b	400,000	412
Hilton Worldwide Finance Corp. 4.875%, 4/1/27 b	700,000	690

Multi-Sector Bond Portfolio

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Cyclical continued
IHO Verwaltungs GmbH 3.750%, 9/15/26 EUR ¥,Þ,b	4,300,000	5,151
Marks & Spencer PLC
3.000%, 12/8/23 GBP ¥	300,000	394
4.750%, 6/12/25 GBP ¥,b	400,000	563
Marriott Ownership Resorts, Inc. 6.500%, 9/15/26 144A	150,000	154
Melco Resorts Finance, Ltd. 4.875%, 6/6/25 144A	700,000	662
Mitchells & Butlers Finance PLC
1.247%, (ICE LIBOR GBP 3 Month plus 0.450%), 12/15/30 GBP ¥,b	1,449,844	1,757
2.784%, (ICE LIBOR USD 3 Month plus 0.450%), 12/15/30 b	263,608	244
6.469%, 9/15/32 GBP ¥	200,000	297
QVC, Inc.
4.375%, 3/15/23 b	2,000,000	1,975
5.450%, 8/15/34 b	800,000	714
Sands China, Ltd.
4.600%, 8/8/23 144A	300,000	300
5.400%, 8/8/28 144A	3,200,000	3,184
Spirit Issuer PLC 6.582%, 12/28/27 GBP ¥,b	770,000	1,013
Toll Brothers Finance Corp.
4.350%, 2/15/28 b	100,000	92
4.875%, 3/15/27 b	1,200,000	1,149
Travis Perkins PLC
4.375%, 9/15/21 GBP ¥	200,000	265
4.500%, 9/7/23 GBP ¥,b	1,900,000	2,447
The Unique Pub Finance Co. PLC
5.659%, 6/30/27 GBP ¥	150,308	216
6.542%, 3/30/21 GBP ¥,b	550,160	752
7.395%, 3/28/24 GBP ¥,b	400,000	574
United Airlines Pass Through Trust, Series 2013-1, Class A 4.300%, 8/15/25 b	80,249	82
US Airways Pass-Through Trust, Series 2012-1, Class A 5.900%, 4/1/26 b	1,037,000	1,110
Virgin Australia 2013-1A Pass Through Trust 5.000%, 4/23/25 144A Æ	35,140	36
Volkswagen Group of America Finance LLC 2.125%, 5/23/19 144A	200,000	199
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp.
5.250%, 5/15/27 144A	800,000	743
5.500%, 3/1/25 144A	6,250,000	6,039
ZF North America Capital, Inc.
4.500%, 4/29/22 144A	436,000	441
4.750%, 4/29/25 144A	2,232,000	2,231

Total		37,255

Consumer, Non-cyclical (3.3%)
AA Bond Co., Ltd. 2.875%, 7/31/43 GBP ¥,b	1,900,000	2,396
Amgen, Inc. 4.663%, 6/15/51 b	1,041,000	1,025
Bacardi, Ltd. 4.700%, 5/15/28 144A	2,900,000	2,877
Casino Guichard Perrachon SA 5.244%, 3/9/20 EUR ¥,b	400,000	470

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Consumer, Non-cyclical continued
CHS / Community Health Systems, Inc. 5.125%, 8/1/21 b	200,000	194
CVS Pass-Through Trust
4.704%, 1/10/36 144A	432,301	426
5.926%, 1/10/34 144A	737,100	790
7.507%, 1/10/32 144A	77,883	91
Endo Finance LLC / Endo Finco, Inc.
5.375%, 1/15/23 144A	3,200,000	2,816
5.750%, 1/15/22 144A	1,700,000	1,587
7.250%, 1/15/22 144A	1,200,000	1,170
Greene King Finance PLC
2.877%, (ICE LIBOR GBP 3 Month plus 2.080%), 3/15/36 GBP ¥,b	450,000	493
Hamilton College 4.750%, 7/1/13 b	100,000	97
HCA, Inc.
4.500%, 2/15/27 b	100,000	98
4.750%, 5/1/23 b	2,655,000	2,705
5.375%, 9/1/26 b	400,000	405
5.625%, 9/1/28 b	1,800,000	1,809
6.500%, 2/15/20 b	2,000,000	2,076
Pfizer, Inc. 5.800%, 8/12/23 b	200,000	221
RAC Bond Co. PLC
4.565%, 5/6/46 GBP ¥	200,000	265
4.870%, 5/6/46 GBP ¥,b	900,000	1,175
Tenet Healthcare Corp. 4.500%, 4/1/21 b	300,000	299
Teva Pharmaceutical Finance Co. BV
2.950%, 12/18/22 b	120,000	111
3.650%, 11/10/21 b	2,600,000	2,518
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21 b	400,000	387
Teva Pharmaceutical Finance Netherlands II BV 1.250%, 3/31/23 EUR ¥,b	600,000	656
Teva Pharmaceutical Finance Netherlands III BV
2.200%, 7/21/21 b	400,000	376
2.800%, 7/21/23 b	2,300,000	2,048

Total		29,581

Diversified (0.4%)
Co-operative Group Holdings 2011, Ltd.
6.875%, 7/8/20 GBP ¥	700,000	974
7.500%, 7/8/26 GBP ¥	1,400,000	2,153

Total		3,127

Energy (7.0%)
Andeavor Logistics LP / Tesoro Logistics Finance Corp. 4.250%, 12/1/27 b	100,000	98
CNOOC Finance 2013, Ltd. 3.000%, 5/9/23 b	500,000	479
Continental Resources, Inc. 4.375%, 1/15/28 b	1,400,000	1,389
Dolphin Energy, Ltd. 5.500%, 12/15/21 144A	1,000,000	1,050
El Paso Natural Gas Co. LLC 8.375%, 6/15/32 b	200,000	252

Multi-Sector Bond Portfolio

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Energy continued
Energy Transfer Partners LP
3.600%, 2/1/23 b	100,000	98
4.150%, 10/1/20 b	400,000	405
4.650%, 6/1/21 b	200,000	205
7.500%, 7/1/38 b	100,000	119
Ensco PLC
5.750%, 10/1/44 b	200,000	149
8.000%, 1/31/24 b	80,000	81
Harvest Operations Corp. 2.330%, 4/14/21 144A	2,970,000	2,852
Kinder Morgan Energy Partners LP 6.550%, 9/15/40 b	2,382,000	2,722
Kinder Morgan, Inc. 7.750%, 1/15/32 b	1,216,000	1,535
Midcontinent Express Pipeline LLC 6.700%, 9/15/19 144A	1,700,000	1,738
Newfield Exploration Co. 5.625%, 7/1/24 b	2,100,000	2,213
NGPL PipeCo LLC 7.768%, 12/15/37 144A	100,000	122
Novatek OAO via Novatek Finance, Ltd. 6.604%, 2/3/21 b	200,000	209
Odebrecht Drilling Norbe VIII/IX, Ltd.
6.350%, 12/1/21 b	765,000	749
7.350%, 12/1/26 Þ,b	1,469,692	861
Odebrecht Oil & Gas Finance, Ltd. 0.000%, 2/9/18 b	782,000	11
Petrobras Global Finance BV 7.375%, 1/17/27 b	4,100,000	4,150
Petrofac, Ltd. 3.400%, 10/10/18 144A	2,510,000	2,510
Petroleos de Venezuela SA
5.375%, 4/12/27	6,500,000	1,407
5.500%, 4/12/37	4,300,000	946
Petroleos Mexicanos
2.750%, 4/21/27 EUR ¥,b	1,100,000	1,169
3.750%, 2/21/24 EUR ¥,b	400,000	478
4.875%, 2/21/28 EUR ¥,b	600,000	729
6.500%, 3/13/27 b	1,700,000	1,737
6.625%, 6/15/38 b	1,800,000	1,728
QEP Resources, Inc. 5.625%, 3/1/26 b	700,000	669
QGOG Constellation SA
9.500%, 11/9/24 Þ,b	200,500	96
Ras Laffan Liquefied Natural Gas Co., Ltd. III 5.838%, 9/30/27 144A	2,300,000	2,484
Regency Energy Partners LP / Regency Energy Finance Corp.
4.500%, 11/1/23 b	300,000	304
5.000%, 10/1/22 b	1,100,000	1,139
5.750%, 9/1/20 b	300,000	310
5.875%, 3/1/22 b	800,000	846
Reliance Holdings USA, Inc. 4.500%, 10/19/20 b	300,000	304
Rio Oil Finance Trust, Series 2014-1
9.250%, 7/6/24 144A	1,597,991	1,697
9.250%, 7/6/24 b	1,398,242	1,485
Rio Oil Finance Trust, Series 2014-3 9.750%, 1/6/27 b	490,665	526

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Energy continued
Rockies Express Pipeline LLC 5.625%, 4/15/20 144A	1,000,000	1,028
Sabine Pass Liquefaction LLC
5.625%, 2/1/21 b	900,000	936
5.625%, 3/1/25 b	4,900,000	5,224
5.750%, 5/15/24 b	800,000	859
5.875%, 6/30/26 b	400,000	432
Sunoco LP / Sunoco Finance Corp. 4.875%, 1/15/23 144A	100,000	99
Tallgrass Energy Partners LP 5.500%, 1/15/28 144A	8,400,000	8,474
Transocean Guardian, Ltd. 5.875%, 1/15/24 144A	500,000	504
Williams Partners LP 3.600%, 3/15/22 b	2,500,000	2,485

Total		62,092

Financial (21.3%)
AerCap Ireland Capital, Ltd. / AerCap Global Aviation Trust
4.250%, 7/1/20 b	150,000	152
5.000%, 10/1/21 b	3,450,000	3,548
Alliance Data Systems Corp. 5.875%, 11/1/21 144A	2,900,000	2,958
Ally Financial, Inc.
3.250%, 11/5/18 b	100,000	100
3.500%, 1/27/19 b	371,000	371
3.750%, 11/18/19 b	5,290,000	5,270
4.125%, 3/30/20 b	537,000	539
4.250%, 4/15/21 b	246,000	248
8.000%, 12/31/18 b	30,000	30
8.000%, 11/1/31 b	1,371,000	1,661
Banco Bilbao Vizcaya Argentina SA
6.750%, (Euro Swap Annual 5 Year plus 6.604%), 12/29/49 EUR ¥,b	5,200,000	6,278
7.000%, (Euro Swap Annual 5 Year plus 6.155%), 12/29/49 EUR ¥,b	1,200,000	1,419
Banistmo SA 3.650%, 9/19/22 144A	200,000	191
Bank of America Corp.
3.419%, (ICE LIBOR USD 3 Month plus 1.040%), 12/20/28 b	973,000	913
4.000%, 4/1/24 b	1,081,000	1,090
5.875%, (ICE LIBOR USD 3 Month plus 2.931%), 12/31/99 b	4,500,000	4,461
Bank of Ireland
7.375%, (Euro Swap Annual 5 Year plus 13.912%), 12/29/49 EUR ¥	600,000	753
Barclays Bank PLC 7.625%, 11/21/22 b	2,000,000	2,168
14.000%, (ICE LIBOR GBP 3 Month plus 13.400%), 11/29/49 GBP ¥,b	800,000	1,126
Barclays PLC
2.375%, (GBP Swap Semi-Annual 1 Year plus 1.320%), 10/6/23 GBP ¥	200,000	255
3.250%, 2/12/27 GBP ¥,b	500,000	632
3.650%, 3/16/25 b	3,100,000	2,911
6.500%, (Euro Swap Annual 5 Year plus 5.875%), 12/29/49 EUR ¥,b	2,300,000	2,751
7.000%, (GBP Swap Semi-Annual 5 Year plus 5.084%), 6/15/49 GBP ¥,b	800,000	1,052

Multi-Sector Bond Portfolio

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
8.000%, (Euro Swap Annual 5 Year plus 6.750%), 12/15/49 EUR ¥,b	1,300,000	1,663
Blackstone CQP Holdco LP 6.500%, 3/20/21 144A	14,200,000	14,242
Cantor Fitzgerald LP
6.500%, 6/17/22 144A	200,000	212
7.875%, 10/15/19 144A	1,500,000	1,558
CIT Group, Inc.
5.000%, 8/15/22 b	272,000	278
5.000%, 8/1/23 b	100,000	102
5.250%, 3/7/25 b	100,000	102
Citigroup, Inc. 3.400%, 5/1/26 b	600,000	569
Cooperatieve Rabobank UA
5.500%, (Euro Swap Annual 5 Year plus 5.250%), 1/22/49 EUR ¥,b	700,000	855
6.625%, (Euro Swap Annual 5 Year plus 6.697%), 12/29/49 EUR ¥,b	2,600,000	3,349
CPI Property Group SA 2.125%, 10/4/24 EUR ¥,b	400,000	460
Credit Agricole Assurances SA
4.250%, (Euro Swap Annual 5 Year plus 4.500%), 12/31/49 EUR ¥,b	2,000,000	2,452
Credit Suisse AG
6.500%, 8/8/23 144A	7,400,000	7,900
6.500%, 8/8/23 b	1,700,000	1,815
Deutsche Annington Finance BV 5.000%, 10/2/23 144A	300,000	305
Deutsche Bank AG 3.150%, 1/22/21 b	400,000	391
3.541%, (ICE LIBOR USD 3 Month plus 1.230%), 2/27/23 b	1,600,000	1,562
4.250%, 10/14/21 b	4,500,000	4,479
The Doctors Co. 6.500%, 10/15/23 144A	300,000	321
Emerald Bay SA 0.000%, 10/15/20 144A EUR ¥	3,796,000	4,143
Equinix, Inc.
2.875%, 3/15/24 EUR ¥,b	1,200,000	1,409
2.875%, 2/1/26 EUR ¥,b	1,900,000	2,172
Fairfax Financial Holdings, Ltd. 2.750%, 3/29/28 144A EUR ¥	500,000	583
Freedom Mortgage Corp. 8.125%, 11/15/24 144A	190,000	184
The Goldman Sachs Group, Inc.
3.541%, (ICE LIBOR USD 3 Month plus 1.200%), 9/15/20 b	200,000	203
3.750%, 5/22/25 b	2,700,000	2,645
3.850%, 7/8/24 b	1,000,000	994
4.000%, 3/3/24 b	400,000	401
4.100%, (ICE LIBOR USD 3 Month plus 1.770%), 2/25/21 b	200,000	206
5.750%, 1/24/22 b	400,000	425
Growthpoint Properties International Pty, Ltd. 5.872%, 5/2/23 144A	300,000	302
HBOS PLC 5.374%, 6/30/21 EUR ¥	600,000	787
The Howard Hughes Corp. 5.375%, 3/15/25 144A	300,000	296

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
HSBC Holdings PLC 3.600%, 5/25/23 b	2,100,000	2,079
ING Bank NV 5.800%, 9/25/23 144A	1,700,000	1,792
International Lease Finance Corp.
5.875%, 8/15/22 b	400,000	423
8.250%, 12/15/20 b	2,100,000	2,295
8.625%, 1/15/22 b	400,000	455
Intesa Sanpaolo SPA
5.017%, 6/26/24 144A	2,700,000	2,436
6.500%, 2/24/21 144A	4,100,000	4,243
Jefferies Finance LLC / JFIN Co-Issuer Corp.
6.875%, 4/15/22 144A	800,000	804
7.375%, 4/1/20 144A	2,000,000	2,033
7.500%, 4/15/21 144A	500,000	511
Kennedy Wilson Europe Real Estate PLC 3.950%, 6/30/22 GBP ¥,b	2,700,000	3,626
Lincoln Finance, Ltd. 6.875%, 4/15/21 EUR ¥,b	3,800,000	4,566
Lloyds Bank PLC, Series EMTN 7.625%, 4/22/25 GBP ¥	1,200,000	1,973
Lloyds Banking Group PLC
7.000%, (GBP Swap Semi-Annual 5 Year plus 5.060%), 12/29/49 GBP ¥,b	800,000	1,059
Macquarie Group, Ltd. 6.250%, 1/14/21 144A	300,000	316
Morgan Stanley
3.292%, (ICE LIBOR USD 3 Month plus 0.930%), 7/22/22 b	1,000,000	1,009
4.000%, 7/23/25 b	3,600,000	3,586
Nationwide Building Society
6.875%, (GBP Swap Semi-Annual 5 Year plus 4.880%), 12/29/49 GBP ¥,b	400,000	531
Navient Corp.
4.875%, 6/17/19 b	3,648,000	3,674
5.000%, 10/26/20 b	100,000	101
5.875%, 3/25/21 b	500,000	512
6.500%, 6/15/22 b	1,200,000	1,247
6.625%, 7/26/21 b	1,300,000	1,355
7.250%, 1/25/22 b	400,000	422
8.000%, 3/25/20 b	1,198,000	1,266
NN Group NV
4.500%, (Euribor 3 Month plus 4.000%), 7/15/49 EUR ¥,b	2,600,000	3,178
OMEGA Healthcare Investors, Inc.
4.500%, 1/15/25 b	100,000	98
4.950%, 4/1/24 b	100,000	101
Oxford Finance LLC / Oxford Finance Co-Issuer II, Inc. 6.375%, 12/15/22 144A	200,000	204
Quicken Loans, Inc. 5.250%, 1/15/28 144A	2,000,000	1,858
Royal Bank of Scotland Group PLC
2.500%, 3/22/23 EUR ¥	100,000	122
4.800%, 4/5/26 b	2,800,000	2,796
4.892%, (3 Month LIBOR plus 1.754%), 5/18/29 b	3,700,000	3,675
7.500%, (USD Swap Semi-Annual 5 Year plus 5.800%), 12/29/49 b	2,600,000	2,662

Multi-Sector Bond Portfolio

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Financial continued
8.625%, (USD 5 Year Swap Rate plus 7.598%), 12/29/49 b	2,100,000	2,250
Santander UK Group Holdings PLC 3.125%, 1/8/21 b	2,100,000	2,071
3.823%, (ICE LIBOR USD 3 Month plus 1.400%), 11/3/28 b	2,300,000	2,106
6.750%, (GBP Swap Semi-Annual 5 Year plus 5.792%), 12/31/99 GBP ¥,b	1,390,000	1,865
Sberbank of Russia Via SB Capital SA
3.080%, 3/7/19 EUR ¥,b	1,700,000	1,983
4.150%, 3/6/19 d	500,000	495
5.180%, 6/28/19 b	200,000	201
Societe Generale SA
8.250%, (USD 5 Year Swap Rate plus 6.394%), 9/29/49 b	200,000	201
Springleaf Finance Corp.
5.250%, 12/15/19 b	311,000	315
6.000%, 6/1/20 b	418,000	429
6.125%, 5/15/22 b	2,900,000	2,982
6.875%, 3/15/25 b	1,900,000	1,899
7.125%, 3/15/26 b	1,700,000	1,697
8.250%, 12/15/20 b	226,000	246
Tesco Property Finance 2 PLC 6.051%, 10/13/39 GBP ¥,b	1,119,713	1,700
Tesco Property Finance 3 PLC 5.744%, 4/13/40 GBP ¥	97,200	144
Tesco Property Finance 6 PLC 5.411%, 7/13/44 GBP ¥,b	2,713,003	3,905
TP ICAP PLC 5.250%, 1/26/24 GBP ¥	100,000	130
UBS AG 7.625%, 8/17/22 b	4,400,000	4,902
UBS Group Funding AG 4.125%, 9/24/25 144A	700,000	695
UniCredit SPA 3.750%, 4/12/22 144A	200,000	191
VEREIT Operating Partnership LP 4.125%, 6/1/21 b	100,000	101
VIVAT NV 2.375%, 5/17/24 EUR ¥,b	400,000	487
Weyerhaeuser Co.
7.375%, 10/1/19 b	400,000	417
7.375%, 3/15/32 b	1,500,000	1,896

Total		188,558

Industrial (1.7%)
Asciano Finance, Ltd. 4.625%, 9/23/20 144A	500,000	506
Avolon Holdings Funding, Ltd.
5.125%, 10/1/23 144A	500,000	504
5.500%, 1/15/23 144A	800,000	812
Cemex SAB de CV 4.375%, 3/5/23 144A EUR ¥	1,400,000	1,684
Crown European Holdings SA 3.375%, 5/15/25 144A EUR ¥	500,000	601
DAE Funding LLC
4.000%, 8/1/20 144A	2,920,000	2,887
5.000%, 8/1/24 144A	400,000	391
Flex, Ltd. 4.625%, 2/15/20 b	200,000	203

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Industrial continued
Fortress Transportation & Infrastructure 6.750%, 3/15/22 144A	700,000	717
James Hardie International Finance Designated Activity Co. 3.625%, 10/1/26 144A EUR ¥	490,000	569
Lima Metro Line 2 Finance, Ltd. 5.875%, 7/5/34 144A	600,000	622
Park Aerospace Holdings, Ltd.
4.500%, 3/15/23 144A	3,900,000	3,807
5.250%, 8/15/22 144A	650,000	657
5.500%, 2/15/24 144A	500,000	512
Standard Industries, Inc. 4.750%, 1/15/28 144A	950,000	878

Total		15,350

Other Holdings (0.1%)
HETA Asset Resolution Contingent Additional Purchase Price
0.000%, 1/1/23 EUR *,¥,Æ	6,493,352	405
0.000%, 1/1/23 EUR *,¥,Æ	443,796	28

Total		433

Technology (0.5%)
Dell International LLC / EMC Corp. 6.020%, 6/15/26 144A	300,000	319
Diamond 1 Finance Corp. / Diamond 2 Finance Corp.
5.450%, 6/15/23 144A	1,100,000	1,155
8.100%, 7/15/36 144A	300,000	360
EMC Corp. 2.650%, 6/1/20 b	1,600,000	1,571
Fidelity National Information Services, Inc. 4.500%, 10/15/22 b	395,000	406
Pitney Bowes, Inc. 3.625%, 9/15/20 b	100,000	99
Quintiles IMS, Inc. 3.250%, 3/15/25 144A EUR ¥	500,000	591

Total		4,501

Utilities (1.2%)
Calpine Corp. 5.250%, 6/1/26 144A	650,000	602
Centrais Electricas Brasileiras SA 6.875%, 7/30/19 b	700,000	710
Dynegy, Inc. 7.375%, 11/1/22 b	2,500,000	2,600
Exelon Generation Co. LLC 4.250%, 6/15/22 b	500,000	507
FirstEnergy Corp. 7.375%, 11/15/31 b	600,000	774
Nakilat, Inc.
6.067%, 12/31/33 b	1,000,000	1,100
6.267%, 12/31/33 144A	562,884	617
National Fuel Gas Co. 5.200%, 7/15/25 b	300,000	305
Perusahaan Listrik Negara PT 5.450%, 5/21/28 144A	3,200,000	3,286

Multi-Sector Bond Portfolio

Corporate Bonds (49.0%)	Shares/ Par +	Value $ (000’s)
Utilities continued
Puget Energy, Inc. 5.625%, 7/15/22 b	200,000	212

Total		10,713

Total Corporate Bonds (Cost: $437,504)		433,963

Governments (20.8%)
Governments (20.8%)
Arab Republic of Egypt
4.750%, 4/16/26 144A EUR ¥	1,400,000	1,557
5.625%, 4/16/30 144A EUR ¥	1,550,000	1,685
Argentine Republic Government International Bond
3.375%, 1/15/23 EUR ¥,b	950,000	943
3.875%, 1/15/22 EUR ¥,b	2,300,000	2,411
4.470%, 12/31/38 EUR ¥,b	8,830,000	6,036
5.000%, 1/15/27 EUR ¥,b	4,900,000	4,556
5.250%, 1/15/28 EUR ¥	250,000	231
6.250%, 4/22/19 b	150,000	150
Australian Government 4.250%, 4/21/26 AUD ¥,b	2,400,000	1,936
Autonomous Community of Catalonia
4.900%, 9/15/21 EUR ¥,b	800,000	997
4.950%, 2/11/20 EUR ¥,b	400,000	487
Columbia Government International Bond 5.000%, 6/15/45 b	6,000,000	5,985
Dominican Republic International Bond 6.875%, 1/29/26 b	500,000	534
Ecuador Government International Bond
9.650%, 12/13/26 144A	600,000	597
10.750%, 3/28/22 b	1,300,000	1,381
Export-Import Bank of India 3.375%, 8/5/26 144A	600,000	548
Gazprom Neft OAO Via GPN Capital SA 6.000%, 11/27/23 b	3,000,000	3,096
Italy Buoni Poliennali Del Tesoro
0.650%, 10/15/23 EUR ¥,b	7,100,000	7,575
2.000%, 2/1/28 EUR ¥,b	600,000	643
Mexico Government International Bond 4.600%, 1/23/46 b	4,700,000	4,383
Oman Government International Bond
6.500%, 3/8/47 b	1,800,000	1,710
6.750%, 1/17/48 144A	2,600,000	2,529
Panama Government International Bond
6.700%, 1/26/36 b	1,900,000	2,373
8.125%, 4/28/34 b	100,000	134
Perusahaan Penerbit SBSN Indonesia III 3.400%, 3/29/22 144A	600,000	590
Province of Ontario
2.400%, 6/2/26 CAD ¥,b	2,800,000	2,081
2.600%, 6/2/25 CAD ¥	600,000	456
Province of Quebec 2.500%, 9/1/26 CAD ¥,b	4,500,000	3,356
Republic of Costa Rica 7.158%, 3/12/45 b	500,000	438
Republic of Croatia 6.625%, 7/14/20 b	5,000,000	5,252
Republic of Ecuador 8.875%, 10/23/27 144A	900,000	854
Republic of Indonesia 3.375%, 7/30/25 144A EUR ¥	800,000	997

Governments (20.8%)	Shares/ Par +	Value $ (000’s)
Governments continued
3.750%, 6/14/28 144A EUR ¥	1,900,000	2,416
3.750%, 6/14/28 EUR ¥,b	3,600,000	4,577
5.125%, 1/15/45 b	700,000	701
6.750%, 1/15/44 b	2,900,000	3,529
Republic of Kazakhstan 5.125%, 7/21/25 b	5,200,000	5,593
Republic of South Africa Government International Bond 5.875%, 9/16/25 b	500,000	508
The Republic of Trinidad & Tobago 4.500%, 8/4/26 b	400,000	378
Romanian Government International Bond 2.375%, 4/19/27 EUR ¥,b	1,600,000	1,867
Russian Federation 5.625%, 4/4/42 b	2,000,000	2,101
Saudi International Bond
2.875%, 3/4/23 144A	600,000	579
4.000%, 4/17/25 144A	3,900,000	3,902
Senegal Government International Bond
4.750%, 3/13/28 144A EUR ¥	100,000	112
6.250%, 5/23/33 144A	400,000	373
State of Qatar
4.500%, 4/23/28 144A	1,100,000	1,132
5.103%, 4/23/48 144A	1,200,000	1,248
Turkey Government International Bond
4.875%, 10/9/26 b	4,000,000	3,425
5.125%, 3/25/22 b	12,600,000	11,963
5.125%, 2/17/28 b	4,300,000	3,655
5.750%, 3/22/24 b	2,400,000	2,257
6.125%, 10/24/28 b	700,000	631
Ukraine Government International Bond
7.750%, 9/1/19 b	3,100,000	3,120
7.750%, 9/1/20 b	5,300,000	5,340
United Mexican States 4.750%, 3/8/44 b	600,000	573
US Treasury
2.000%, 5/31/24 b	50,500,000	47,943
2.250%, 2/15/27 b	150,000	141
2.750%, 2/15/24 b	8,700,000	8,609
Venezuela Government International Bond
6.000%, 12/9/20	32,000	8
7.000%, 3/31/38	204,000	53
7.650%, 4/21/25	1,955,000	521
8.250%, 10/13/24	356,000	95
9.000%, 5/7/23	32,000	9
9.250%, 5/7/28	1,241,000	327
9.375%, 1/13/34	1,400,000	408

Total		184,595

Total Governments (Cost: $192,987)		184,595

Municipal Bonds (1.2%)
Municipal Bonds (1.2%)
American Municipal Power, Inc., Series 2010B 7.834%, 2/15/41 RB b	100,000	143
Bay Area Toll Authority, California, Series 2010 6.918%, 4/1/40 RB b	200,000	269
City of Riverside CA Electric Revenue 7.605%, 10/1/40 RB b	200,000	285

Multi-Sector Bond Portfolio

Municipal Bonds (1.2%)	Shares/ Par +	Value $ (000’s)
Municipal Bonds continued
Irvine Ranch California Water District 6.622%, 5/1/40 RB b	100,000	132
Los Angeles County California Public Works Financing Authority 7.618%, 8/1/40 RB b	200,000	289
Metropolitan Government of Nashville & Davidson County Tennessee 6.568%, 7/1/37 RB b	100,000	128
Municipal Electric Authority of Georgia 6.655%, 4/1/57 RB b	100,000	118
New York City Transitional Finance Authority 5.508%, 8/1/37 RB b	300,000	352
New York State Urban Development Corp. 5.770%, 3/15/39 RB b	100,000	115
Port Authority of New York & New Jersey 5.647%, 11/1/40 RB, GO OF AUTH b	1,100,000	1,326
Port Authority of New York & New Jersey, Series 168 4.926%, 10/1/51 RB b	200,000	223
San Diego County Regional Airport Authority, Series C 6.628%, 7/1/40 RB b	100,000	106
San Diego Redevelopment Agency, Series A 7.625%, 9/1/30 RB b	100,000	108
State of California 7.950%, 3/1/36 GO b	900,000	959
State of Illinois
6.630%, 2/1/35 GO b	245,000	258
6.725%, 4/1/35 GO b	95,000	101
7.350%, 7/1/35 GO b	200,000	220
Texas Public Finance Authority 8.250%, 7/1/24 RB b	175,000	180
Tobacco Settlement Finance Authority of West Virginia, Series A 7.467%, 6/1/47 RB b	1,090,000	1,089
Tobacco Settlement Financing Corp., Series 2007-A 6.706%, 6/1/46 RB b	3,285,000	3,257
Triborough Bridge & Tunnel Authority 5.550%, 11/15/40 RB, GO OF AUTH b	800,000	949

Total Municipal Bonds (Cost: $8,552)		10,607

Structured Products (12.0%)
Asset Backed Securities (5.1%)
Accredited Mortgage Loan Trust, Series 2005-3, Class M3
2.577%, (ICE LIBOR USD 1 Month plus 0.480%), 9/25/35 b	50,000	48
ACE Securities Corp. Home Equity Loan Trust, Series 2004-HE4, Class M1
2.991%, (ICE LIBOR USD 1 Month plus 0.900%), 12/25/34 b	83,136	81
ACE Securities Corp. Home Equity Loan Trust, Series 2004-RM2, Class M2
2.886%, (ICE LIBOR USD 1 Month plus 0.795%), 1/25/35 b	56,334	56
ACE Securities Corp. Home Equity Loan Trust, Series 2005-HE4, Class M4
3.066%, (ICE LIBOR USD 1 Month plus 0.975%), 7/25/35 b	100,000	101

Structured Products (12.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
ACE Securities Corp. Home Equity Loan Trust, Series 2006-FM1, Class A2C
2.241%, (ICE LIBOR USD 1 Month plus 0.150%), 7/25/36 b	8,019,176	2,961
Aegis Asset Backed Securities Trust, Series 2004-6, Class M2
3.091%, (ICE LIBOR USD 1 Month plus 1.000%), (AFC), 3/25/35 b	176,864	164
Aircraft Certificate Owner Trust, Series 2003-1A, Class E 7.001%, 9/20/22 144A Æ	62,626	64
Ameriquest Mortgage Securities, Inc., Series 2004-R5, Class M1
2.961%, (ICE LIBOR USD 1 Month plus 0.870%), 7/25/34 b	40,743	41
Asset Backed Securities Corp. Home Equity Loan Trust, Series 2003-HE4, Class M1
3.318%, (ICE LIBOR USD 1 Month plus 1.245%), 8/15/33 b	32,608	33
Asset Backed Securities Corp. Home Equity Loan Trust, Series WMC 2005-HE5, Class M4
2.991%, (ICE LIBOR USD 1 Month plus 0.900%), 6/25/35 b	200,000	199
Bear Stearns Asset Backed Securities I Trust, Series 2005-HE11, Class M1
2.736%, (ICE LIBOR USD 1 Month plus 0.645%), 11/25/35 b	11,590	12
Bear Stearns Asset Backed Securities I Trust, Series 2005-SD3, Class 1A
2.581%, (ICE LIBOR USD 1 Month plus 0.490%), 7/25/35 b	15,085	15
Bear Stearns Asset Backed Securities I Trust, Series 2006-HE10, Class 1A2
2.291%, (ICE LIBOR USD 1 Month plus 0.200%), 12/25/36 b	45,299	45
Bear Stearns Asset Backed Securities I Trust, Series 2007-AQ1, Class A1
2.201%, (ICE LIBOR USD 1 Month plus 0.110%), 4/25/31 b	8,728	12
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE3, Class 1A2
2.291%, (ICE LIBOR USD 1 Month plus 0.200%), 4/25/37 b	135,215	178
Bear Stearns Asset Backed Securities I Trust, Series 2007-HE6, Class 1A1
3.341%, (ICE LIBOR USD 1 Month plus 1.250%), 8/25/37 b	204,715	203
Carlyle Global Market Strategies, Series 2015-1A, Class A2MZ
2.671%, (ICE LIBOR USD 1 Month plus 0.580%), 1/25/35 b	784,058	784
Citigroup Mortgage Loan Trust, Inc., Series 2005-HE3, Class M2
2.811%, (ICE LIBOR USD 1 Month plus 0.720%), 9/25/35 b	92,561	93
Citigroup Mortgage Loan Trust, Series 2007-AHL1, Class A2C
2.301%, (ICE LIBOR USD 1 Month plus 0.210%), 12/25/36 b	100,000	95

Multi-Sector Bond Portfolio

Structured Products (12.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Countrywide Asset-Backed Certificates, Series 2004-9, Class MV4
3.666%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/34 b	100,000	87
Countrywide Asset-Backed Certificates, Series 2005-4, Class AF6 4.616%, (AFC), 10/25/35 b	7,468	8
Countrywide Asset-Backed Certificates, Series 2005-AB4, Class 2A4
2.441%, (ICE LIBOR USD 1 Month plus 0.350%), 3/25/36 b	95,720	87
Countrywide Asset-Backed Certificates, Series 2006-1, Class AF5 4.788%, (AFC), 7/25/36 b	100,000	99
Countrywide Asset-Backed Certificates, Series 2006-23, Class 2A3
2.261%, (ICE LIBOR USD 1 Month plus 0.170%), 5/25/37 b	101,429	101
Countrywide Asset-Backed Certificates, Series 2006-26, Class 1A
2.231%, (ICE LIBOR USD 1 Month plus 0.140%), 6/25/37 b	634,154	597
Countrywide Asset-Backed Certificates, Series 2006-4, Class 2A3
2.381%, (ICE LIBOR USD 1 Month plus 0.290%), 7/25/36 b	65,991	65
Countrywide Asset-Backed Certificates, Series 2006-5, Class 2A3
2.381%, (ICE LIBOR USD 1 Month plus 0.290%), 8/25/36 b	102,831	102
Countrywide Asset-Backed Certificates, Series 2006-BC3, Class M2
2.411%, (ICE LIBOR USD 1 Month plus 0.320%), 2/25/37 b	900,000	774
Countrywide Asset-Backed Certificates, Series 2007-1, Class 2A3
2.231%, (ICE LIBOR USD 1 Month plus 0.140%), 7/25/37 b	47,055	42
Countrywide Asset-Backed Certificates, Series 2007-13, Class 1A
2.931%, (ICE LIBOR USD 1 Month plus 0.840%), 10/25/47 b	2,904,423	2,869
Countrywide Asset-Backed Certificates, Series 2007-9, Class 1A
2.291%, (ICE LIBOR USD 1 Month plus 0.200%), 6/25/47 b	1,170,606	1,026
Countrywide Asset-Backed Certificates, Series 2007-SEA1, Class 1A1 144A
2.510%, (ICE LIBOR USD 1 Month plus 0.550%), (AFC), 5/25/47 144A	2,376,195	1,884
Credit Suisse First Boston Mortgage Securities Corp., Series 2001-HE17, Class A1
2.711%, (ICE LIBOR USD 1 Month plus 0.620%), 1/25/32 b	5,990	6
Ellington Loan Acquisition Trust, Series 2007- 2, Class A1
3.141%, (ICE LIBOR USD 1 Month plus 1.050%), 5/25/37 144A	392,883	387

Structured Products (12.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
First Franklin Mortgage Loan Trust, Series 2006-FF10, Class A4
2.241%, (ICE LIBOR USD 1 Month plus 0.150%), 7/25/36 b	10,248	10
First Franklin Mortgage Loan Trust, Series 2006-FF12, Class A4
2.231%, (ICE LIBOR USD 1 Month plus 0.140%), 9/25/36 b	75,071	74
First Franklin Mortgage Loan Trust, Series 2006-FF5, Class 2A5 04/25/36 b	200,000	173
Fremont Home Loan Trust, Series 2005-2, Class M4
3.021%, (ICE LIBOR USD 1 Month plus 0.930%), 6/25/35 b	300,000	284
GSAA Home Equity Trust, Series 2006-17, Class A1
2.151%, (ICE LIBOR USD 1 Month plus 0.060%), 11/25/36 b	63,991	30
GSAMP Trust, Series 2004-WF, Class M2
3.741%, (ICE LIBOR USD 1 Month plus 1.650%), 10/25/34 b	55,789	54
GSAMP Trust, Series 2007-FM2, Class A2B
2.181%, (ICE LIBOR USD 1 Month plus 0.090%), 1/25/37 b	219,532	148
GSAMP Trust, Series 2007-NC1, Class A2A
2.141%, (ICE LIBOR USD 1 Month plus 0.050%), 12/25/46 b	17,223	11
Home Equity Loan Trust, Series 2007-FRE1, Class 2AV4
2.431%, (ICE LIBOR USD 1 Month plus 0.340%), 4/25/37 b	500,000	413
Home Equity Mortgage Loan Asset-Backed Trust, Series 2007-B, Class 2A2
2.251%, (ICE LIBOR USD 1 Month plus 0.160%), 7/25/37 b	421,489	274
HSI Asset Securitization Corp. Trust, Series 2005-I1, Class 2A4
2.481%, (ICE LIBOR USD 1 Month plus 0.390%), 11/25/35 b	300,000	288
Lehman XS Trust, Series 2005-4, Class 1A3
2.891%, (ICE LIBOR USD 1 Month plus 0.800%), 10/25/35 b	16,863	17
Lendmark Funding Trust, Series 2016-2A, Class A 3.260%, 4/21/25 144A	400,000	400
Long Beach Mortgage Loan Trust, Series 2006-1, Class 2A4
2.391%, (ICE LIBOR USD 1 Month plus 0.300%), 2/25/36 b	73,565	62
Long Beach Mortgage Loan Trust, Series 2006-3, Class 2A4
2.361%, (ICE LIBOR USD 1 Month plus 0.270%), 5/25/46 b	335,039	144
Long Beach Mortgage Loan Trust, Series 2006-4, Class 1A
2.241%, (ICE LIBOR USD 1 Month plus 0.150%), 5/25/36 b	1,513,137	1,030

Multi-Sector Bond Portfolio

Structured Products (12.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Mastr Asset Backed Securities Trust, Series 2004-WMC2, Class M1
2.991%, (ICE LIBOR USD 1 Month plus 0.900%), 4/25/34 b	183,398	181
Mastr Asset Backed Securities Trust, Series 2006-FRE2, Class A1
2.241%, (ICE LIBOR USD 1 Month plus 0.150%), 3/25/36 b	14,236,162	12,332
Mastr Asset Backed Securities Trust, Series 2006-HE3, Class A2
2.191%, (ICE LIBOR USD 1 Month plus 0.100%), 8/25/36 b	2,384,021	1,072
Mastr Asset Backed Securities Trust, Series 2006-WMC4, Class A5
2.241%, (ICE LIBOR USD 1 Month plus 0.150%), 10/25/36 b	1,027,385	473
Merrill Lynch Mortgage Investors Trust, Series 2007-SD1, Class A1
2.541%, (ICE LIBOR USD 1 Month plus 0.450%), 2/25/47 b	1,031,694	768
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-NC1, Class M2
2.796%, (ICE LIBOR USD 1 Month plus 0.705%), 1/25/35 b	162,120	159
Morgan Stanley ABS Capital I, Inc. Trust, Series 2005-WMC5, Class M5
3.081%, (ICE LIBOR USD 1 Month plus 0.990%), 6/25/35 b	300,000	299
Morgan Stanley ABS Capital I, Inc., Series 2006-HE7, Class A2C
2.251%, (ICE LIBOR USD 1 Month plus 0.160%), 9/25/36 b	77,828	48
Morgan Stanley ABS Capital I, Inc., Series 2006-HE8, Class A2C
2.231%, (ICE LIBOR USD 1 Month plus 0.140%), 10/25/36 b	73,403	46
Morgan Stanley ABS Capital I, Inc., Series 2007-HE5, Class A2C
2.341%, (ICE LIBOR USD 1 Month plus 0.250%), 3/25/37 b	71,743	39
Morgan Stanley Dean Witter Capital I, Inc., Series 2002-HE1, Class M1
2.991%, (ICE LIBOR USD 1 Month plus 0.900%), 7/25/32 b	5,669	6
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC1, Class M1
3.666%, (ICE LIBOR USD 1 Month plus 1.575%), 11/25/32 b	94,166	94
Morgan Stanley Dean Witter Capital I, Inc., Series 2003-NC2, Class M1
3.441%, (ICE LIBOR USD 1 Month plus 1.350%), 2/25/33 b	36,770	37
NovaStar Mortgage Funding Trust, Series 2007-2, Class A2B
2.251%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 9/25/37 b	700,152	685
OneMain Financial Issuance Trust, Series 2016-2A, Class A 4.100%, 3/20/28 144A	451,766	454

Structured Products (12.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Park Place Securities, Inc. Asset-Backed Pass Through Certificates, Series 2005- WCW2, Class M1
2.841%, (ICE LIBOR USD 1 Month plus 0.750%), 7/25/35 b	30,546	31
People’s Choice Home Loan Securities Trust, Series 2005-3, Class M2
2.886%, (ICE LIBOR USD 1 Month plus 0.795%), (AFC), 8/25/35 b	170,512	168
RAAC Series, Series 2007-RP4, Class A 2.441%, (ICE LIBOR USD 1 Month plus 0.350%), (AFC), 11/25/46 144A	308,814	291
Residential Asset Mortgage Products, Inc., Series 2005-EFC4, Class M3
2.571%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 9/25/35 b	300,000	302
Residential Asset Mortgage Products, Inc., Series 2006-NC2, Class A2
2.281%, (ICE LIBOR USD 1 Month plus 0.190%), (AFC), 2/25/36 b	92	–	P
Residential Asset Securities Corp., Series 2006-EMX1, Class M1
2.501%, (ICE LIBOR USD 1 Month plus 0.410%), (AFC), 1/25/36 b	140,168	139
Residential Asset Securities Corp., Series 2007-KS1, Class A3
2.241%, (ICE LIBOR USD 1 Month plus 0.150%), (AFC), 1/25/37 b	212,104	210
Residential Asset Securities Corp., Series 2007-KS3, Class AI4
2.431%, (ICE LIBOR USD 1 Month plus 0.340%), (AFC), 4/25/37 b	1,600,000	1,526
Rise, Ltd., Series 2014-1, Class A 4.750%, 2/15/39 Æ,d	434,779	425
Saxon Asset Securities Trust, Series 2006-1, Class M1
2.556%, (ICE LIBOR USD 1 Month plus 0.465%), (AFC), 3/25/36 b	398,535	358
Securitized Asset Backed Receivables LLC Trust, Series 2005-FR4, Class M2
3.051%, (ICE LIBOR USD 1 Month plus 0.960%), 1/25/36 b	101,593	77
SLM Private Education Loan Trust, Series 2010-A, Class 1A
4.700%, (Prime Rate by Country United States less 0.050%), 5/16/44 144A	12,228	12
SLM Private Education Loan Trust, Series 2011-B, Class A3
4.323%, (ICE LIBOR USD 1 Month plus 2.250%), 6/16/42 144A	100,000	102
Soundview Home Loan Trust, Series 2005-3, Class M3
2.916%, (ICE LIBOR USD 1 Month plus 0.825%), 6/25/35 b	105,227	104
Soundview Home Loan Trust, Series 2006-2, Class M2
2.441%, (ICE LIBOR USD 1 Month plus 0.350%), 3/25/36 b	400,000	386

Multi-Sector Bond Portfolio

Structured Products (12.0%)	Shares/ Par +	Value $ (000’s)
Asset Backed Securities continued
Soundview Home Loan Trust, Series 2006-3, Class A3
2.251%, (ICE LIBOR USD 1 Month plus 0.160%), 11/25/36 b	256,375	249
Soundview Home Loan Trust, Series 2006-OPT2, Class A4
2.371%, (ICE LIBOR USD 1 Month plus 0.280%), 5/25/36 b	200,000	195
Soundview Home Loan Trust, Series 2006- OPT3, Class M1
2.401%, (ICE LIBOR USD 1 Month plus 0.310%), 6/25/36 b	6,901,474	3,711
Specialty Underwriting & Residential Finance Trust, Series 2005-BC2, Class M3
3.066%, (ICE LIBOR USD 1 Month plus 0.975%), 12/25/35 b	348,032	347
Structured Asset Investment Loan Trust, Series 2003-BC11, Class M1
3.066%, (ICE LIBOR USD 1 Month plus 0.975%), 10/25/33 b	201,857	202
Structured Asset Investment Loan Trust, Series 2005-5, Class M2
2.781%, (ICE LIBOR USD 1 Month plus 0.690%), 6/25/35 b	26,544	27
Structured Asset Investment Loan Trust, Series 2005-7, Class M2
2.856%, (ICE LIBOR USD 1 Month plus 0.765%), 8/25/35 b	500,000	484
Structured Asset Investment Loan Trust, Series 2006-BNC3, Class A3
2.241%, (ICE LIBOR USD 1 Month plus 0.150%), 9/25/36 b	36,426	35
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2001-WF1, Class A 6
2.301%, (ICE LIBOR USD 1 Month plus 0.210%), 2/25/37 b	133,664	131
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-BC4, Class A4
2.261%, (ICE LIBOR USD 1 Month plus 0.170%), 12/25/36 b	458,383	443
Truman Capital Mortgage Loan Trust, Series 2006-1, Class A
2.351%, (ICE LIBOR USD 1 Month plus 0.260%), 3/25/36 144A	1,674,711	1,641
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 1A
2.241%, (ICE LIBOR USD 1 Month plus 0.150%), 1/25/37 b	189,064	155

Total		45,175

Mortgage Securities (6.9%)
American Home Mortgage Investment Trust, Series 2005-2, Class 4A1
3.998%, (ICE LIBOR USD 6 Month plus 1.500%), (AFC), 9/25/45 b	2,907	3
Banc of America Funding Trust, Series 2005- H, Class 5A1 3.745%, (CSTR), 11/20/35 b	173,351	163
Banc of America Funding Trust, Series 2006- J, Class 4A1 4.046%, (CSTR), 1/20/47 b	80,111	76

Structured Products (12.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Banc of America Funding Trust, Series 2007- 6, Class A1
2.381%, (ICE LIBOR USD 1 Month plus 0.290%), 7/25/37 b	87,729	84
Barclays Capital LLC, Series 2009-RR14, Class 2A2 3.849%, (CSTR), 7/26/36 144A	40,688	37
Barclays Capital LLC, Series 2009-RR5, Class 3A3 6.067%, (CSTR), 8/26/36 144A	3,079,688	2,293
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-3, Class 4A 4.361%, (CSTR), 7/25/34 b	9,113	9
Bear Stearns ALT-A Trust, Series 2006-6, Class 2A1 3.576%, (CSTR), 11/25/36 b	197,602	178
Citicorp Mortgage Securities Trust, Series 2007-8, Class 1A3 6.000%, 9/25/37 b	6,156	6
Citigroup Mortgage Loan Trust, Series 2007- 10, Class 22AA 3.712%, (CSTR), 9/25/37 b	17,617	17
Citigroup Mortgage Loan Trust, Series 2007- 10, Class 2A3A 3.830%, (CSTR), 9/25/37 b	88,916	85
Countrywide Alternative Loan Trust, Series 2004-28CB, Class 5A1 5.750%, 1/25/35 b	25,639	26
Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1
2.414%, (ICE LIBOR USD 1 Month plus 0.330%), 11/20/35 b	8,337	8
Countrywide Alternative Loan Trust, Series 2005-76, Class 1A1
3.038%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 1/25/36 b	22,895	23
Countrywide Alternative Loan Trust, Series 2005-79CB, Class A3 5.500%, 1/25/36 b	253,990	223
Countrywide Alternative Loan Trust, Series 2005-J1, Class 3A1 6.500%, 8/25/32 b	12,693	13
Countrywide Alternative Loan Trust, Series 2006-45T1, Class 1A13 6.000%, 2/25/37 b	150,651	100
Countrywide Alternative Loan Trust, Series 2006-5T2, Class A1
2.591%, (ICE LIBOR USD 1 Month plus 0.500%), 4/25/36 b	555,717	315
Countrywide Alternative Loan Trust, Series 2006-HY10, Class 2A1 3.590%, (CSTR), 5/25/36 b	18,921	17
Countrywide Alternative Loan Trust, Series 2006-OA12, Class A1B
2.274%, (ICE LIBOR USD 1 Month plus 0.190%), 9/20/46 b	26,901	23
Countrywide Alternative Loan Trust, Series 2006-OA17, Class 1A1A
2.279%, (ICE LIBOR USD 1 Month plus 0.195%), 12/20/46 b	43,046	37

Multi-Sector Bond Portfolio

Structured Products (12.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Countrywide Alternative Loan Trust, Series 2006-OA2, Class A1
2.294%, (ICE LIBOR USD 1 Month plus 0.210%), 5/20/46 b	539,045	454
Countrywide Alternative Loan Trust, Series 2006-OA6, Class 2A
2.915%, (CSTR), 7/25/46 b	310	–	P
Countrywide Alternative Loan Trust, Series 2006-OA9, Class 2A1A
2.294%, (ICE LIBOR USD 1 Month plus 0.210%), 7/20/46 b	13,099	10
Countrywide Alternative Loan Trust, Series 2006-OC9, Class A2A
2.251%, (ICE LIBOR USD 1 Month plus 0.160%), 12/25/46 b	5,216	5
Countrywide Alternative Loan Trust, Series 2007-9T1, Class 2A2
6.000%, 5/25/37 b	298,525	219
Countrywide Alternative Loan Trust, Series 2007-OA3, Class 1A1
2.231%, (ICE LIBOR USD 1 Month plus 0.140%), 4/25/47 b	49,668	48
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-22, Class 3A1
3.412%, (CSTR), 10/25/35 b	20,555	18
Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-HYB8, Class 1A1
3.862%, (CSTR), 12/20/35 b	12,935	11
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-16, Class 2A1
6.500%, 11/25/36 b	26,617	21
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-9, Class A1
6.000%, 5/25/36 b	198,039	166
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A1
2.518%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.960%), 4/25/46 b	43,668	23
Countrywide Home Loan Mortgage Pass Through Trust, Series 2006-OA4, Class A2
2.361%, (ICE LIBOR USD 1 Month plus 0.270%), 4/25/46 b	1,157,196	557
Countrywide Home Loan Mortgage Pass Through Trust, Series 2007-HYB1, Class 3A1
3.433%, (CSTR), 3/25/37 b	14,277	13
Credit Suisse First Boston Mortgage Securities Corp., Series 2003-8, Class 5A1
6.500%, 4/25/33 b	1,380	1
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust, Series 2005-6, Class 2A3
5.500%, 12/25/35 b	587,253	528
EMF-NL BV, Series 2008-APRX, Class A2
0.479%, (Euribor 3 Month plus 0.800%), 4/17/41 EUR ¥	191,210	212
Eurosail-NL BV, Series 2007-NL2X, Class A
1.179%, (Euribor 3 Month plus 1.500%), 10/17/40 EUR ¥	124,091	145

Structured Products (12.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Federal National Mortgage Association TBA
3.000%, 11/13/47	12,000,000	11,471
3.500%, 10/12/47	26,700,000	26,275
3.500%, 11/13/47	9,300,000	9,142
Federal National Mortgage Association, Series 2003-W6, Class F
2.310%, (ICE LIBOR USD 1 Month plus 0.350%), 9/25/42 b	26,192	26
First Horizon Mortgage Pass-Through Trust,
Series 2007-2, Class 1A5 5.750%, 5/25/37 b	338,327	258
GSR Mortgage Loan Trust, Series 2005-AR6, Class 1A1
3.923%, (CSTR), 9/25/35 b	9,549	10
GSR Mortgage Loan Trust, Series 2006-2F, Class 3A6
6.000%, 2/25/36 b	136,005	115
GSR Mortgage Loan Trust, Series 2006-AR1, Class 2A1
3.729%, (CSTR), 1/25/36 b	2,993	3
GSR Mortgage Loan Trust, Series 2007-AR1, Class 2A1
3.584%, (CSTR), 3/25/47 b	15,159	14
Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A
2.395%, (ICE LIBOR USD 1 Month plus 0.310%), (AFC), 11/19/35 b	14,432	14
Harborview Mortgage Loan Trust, Series 2005-3, Class 2A1A
2.565%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 6/19/35 b	28,593	28
HomeBanc Mortgage Trust, Series 2005-1, Class A1
2.341%, (ICE LIBOR USD 1 Month plus 0.250%), 3/25/35 b	9,369	8
HSI Asset Securitization Corp. Trust, Series 2006-NC1, Class 2A
2.311%, (ICE LIBOR USD 1 Month plus 0.220%), 11/25/35 b	1,316,031	1,180
Impac Secured Assets Trust, Series 2007-1, Class A2
2.251%, (ICE LIBOR USD 1 Month plus 0.160%), (AFC), 3/25/37 b	124,706	114
IndyMac INDX Mortgage Loan Trust, Series 2004-AR6, Class 5A1
3.703%, (CSTR), 10/25/34 b	27,199	28
IndyMac INDX Mortgage Loan Trust, Series 2005-AR12, Class 2A1A
2.571%, (ICE LIBOR USD 1 Month plus 0.480%), (AFC), 7/25/35 b	2,773	3
IndyMac INDX Mortgage Loan Trust, Series 2005-AR14, Class 2A1A
2.391%, (ICE LIBOR USD 1 Month plus 0.300%), 7/25/35 b	15,169	15
JP Morgan Mortgage Trust, Series 2005- ALT1, Class 2A1
3.634%, (CSTR), 10/25/35 b	14,384	13
JP Morgan Mortgage Trust, Series 2007-A1, Class 6A1
3.853%, (CSTR), 7/25/35 b	15,165	15

Multi-Sector Bond Portfolio

Structured Products (12.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
JP Morgan Mortgage Trust, Series 2007-A4, Class 3A1
3.702%, (CSTR), 6/25/37 b	89,120	86
Merrill Lynch Alternative Note Asset Trust, Series 2007-OAR1, Class A1
2.130%, (ICE LIBOR USD 1 Month plus 0.170%), 2/25/37 b	8,160	8
Merrill Lynch Mortgage Investors Trust, Series 2005-A6, Class 2A3
2.471%, (ICE LIBOR USD 1 Month plus 0.380%), 8/25/35 b	31,371	31
Merrill Lynch Mortgage Investors Trust, Series 2005-A9, Class 5A1
3.388%, (CSTR), 12/25/35 b	281,566	261
Merrill Lynch Mortgage Investors Trust, Series 2006-1, Class 1A
3.596%, (CSTR), 2/25/36 b	7,974	8
Merrill Lynch Mortgage Investors Trust, Series 2006-A3, Class 6A1
3.800%, (CSTR), 5/25/36 b	21,690	20
Morgan Stanley Mortgage Loan Trust, Series 2005-3AR, Class 4A
3.950%, (CSTR), 7/25/35 b	67,324	61
Nomura Asset Acceptance Corp. Alternative Loan Trust, Series 2005-AR4, Class 3A1
4.463%, (CSTR), 8/25/35 b	11,305	11
Nomura Resecuritization Trust, Series 2014-1R, Class 2A1
2.815%, (ICE LIBOR USD 1 Month plus 0.130%), 2/26/37 144A	1,035,153	1,036
Residential Accredit Loans, Inc., Series 2005- QA3, Class NB2
4.049%, (CSTR), 3/25/35 b	146,516	138
Residential Accredit Loans, Inc., Series 2006- QA7, Class 1A1
2.281%, (ICE LIBOR USD 1 Month plus 0.190%), 8/25/36 b	13,767	13
Residential Accredit Loans, Inc., Series 2006- QA8, Class A1
2.281%, (ICE LIBOR USD 1 Month plus 0.190%), 9/25/36 b	29,529	28
Residential Accredit Loans, Inc., Series 2007- QA1, Class A1
2.231%, (ICE LIBOR USD 1 Month plus 0.140%), 1/25/37 b	26,987	26
Residential Asset Securitization Trust, Series 2007-A2, Class 2A2
6.500%, 4/25/37 b	3,722,689	2,001
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS, Class 1A1
2.411%, (ICE LIBOR USD 1 Month plus 0.320%), 10/25/35 b	79,809	79
Structured Asset Mortgage Investments II Trust, Series 2005-AR8, Class A2
2.612%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 1.480%), 2/25/36 b	653,235	635
Structured Asset Mortgage Investments II Trust, Series 2006-AR6, Class 1A1
2.271%, (ICE LIBOR USD 1 Month plus 0.180%), (AFC), 7/25/46 b	290,214	270

Structured Products (12.0%)	Shares/ Par +	Value $ (000’s)
Mortgage Securities continued
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-1, Class 1A1
2.441%, (ICE LIBOR USD 1 Month plus 0.350%), 2/25/35 b	26,949	26
Suntrust Alternative Loan Trust, Series 2005-1F, Class 1A1
2.741%, (ICE LIBOR USD 1 Month plus 0.650%), 12/25/35 b	21,609	18
WaMu Mortgage Pass-Through Certificates, Series 2002-AR19, Class A6
3.425%, (CSTR, AFC), 2/25/33 b	1,597	2
WaMu Mortgage Pass-Through Certificates, Series 2006-AR12, Class 3A3
3.405%, (CSTR), 10/25/36 b	33,445	31
WaMu Mortgage Pass-Through Certificates, Series 2006-AR2, Class 1A1
3.395%, (CSTR), 3/25/36 b	320,836	312
WaMu Mortgage Pass-Through Certificates, Series 2006-AR8, Class 2A1
3.358%, (CSTR), 8/25/36 b	15,576	15
WaMu Mortgage Pass-Through Certificates, Series 2007-HY1, Class 3A1
3.389%, (CSTR), 2/25/37 b	5,421	5
Washington Mutual Mortgage Pass-Through Certificates, Series 2007-OA3, Class 4A2
2.258%, (Federal Reserve US 12 Month Cumulative Avg 1 year CMT plus 0.700%), 4/25/47 b	481,406	406
Wells Fargo Alternative Loan Trust, Series 2007-PA4, Class 2A1
4.260%, (CSTR), 7/25/37 b	67,544	63
Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR2, Class 1A1
3.285%, (CSTR), 3/25/35 b	25,050	25
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR10, Class 4A1
3.913%, (CSTR), 7/25/36 b	185,966	188
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR5, Class 2A1
4.181%, (CSTR), 4/25/36 b	97,696	98
Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR8, Class 1A3
3.881%, (CSTR), 4/25/36 b	2,219	2
Wells Fargo Mortgage Backed Securities Trust, Series 2007-11, Class A81
6.000%, 8/25/37 b	121,473	121
Wells Fargo Mortgage Backed Securities Trust, Series 2007-AR8, Class A1
3.713%, (CSTR), 11/25/37 b	72,357	69

Total		60,992

Total Structured Products (Cost: $102,851)		106,167

Multi-Sector Bond Portfolio

Bank Loan Obligations (2.7%)	Shares/ Par +	Value $ (000’s)
Bank Loan Obligations (2.7%)
Avolon TLB Borrower 1 LLC, 1.000%, (ICE LIBOR USD 3 Month plus 2.000%), 1/15/25b	2,079,785	2,086
CenturyLink, Inc., 4.076%, (ICE LIBOR USD 3 Month plus 2.750%), 1/31/25b	1,885,750	1,872
Charter Communications Operating LLC, 1.000%, (ICE LIBOR USD 3 Month plus 2.000%), 4/30/25b	3,494,205	3,498
CHS / Community Health Systems, Inc., 4.315%, (ICE LIBOR USD 3 Month plus
3.250%), 1/27/21b	926,849	913
CommScope, Inc., 3.810%, (ICE LIBOR USD 3 Month plus 2.000%), 12/29/22b	77,800	78
Dell International LLC, 1.000%, (ICE LIBOR USD 3 Month plus 2.000%), 9/7/23b	1,543,033	1,546
Envision Health Care Corp., 1.000%, (ICE LIBOR USD 3 Month plus 3.750%),
6/11/25b	500,000	499
Grifols SA, 3.561%, (ICE LIBOR USD 3 Month plus 2.250%), 1/31/25b	689,500	693
Hilton Worldwide Finance LLC, 3.324%,
(ICE LIBOR USD 3 Month plus 1.750%), 10/25/23b	1,228,041	1,232
INEOS Finance PLC, 1.000%, (Euribor 3 Month plus 2.000%), 3/31/24 EUR¥,b	3,473,750	4,026
Las Vegas Sands LLC, 1.000%, (ICE LIBOR USD 3 Month plus 1.750%), 3/27/25b	680,036	679
PCF GmbH, 1.000%, (Euribor 3 Month plus
5.000%), 8/1/24 EUR¥,b	2,800,000	3,221
Sigma Bidco BV, 1.000%, (Euribor 3 Month plus 3.500%), 3/6/25 EUR¥	1,600,000	1,851
Valeant Pharmaceuticals International, Inc.,
1.000%, (US LIBOR plus 3.000%), 6/2/25b	395,496	398
Ziggo Secured Finance BV, 3.000%, (Euribor 3 Month plus 3.000%), 4/15/25 EUR¥,b	1,000,000	1,159

Total Bank Loan Obligations (Cost: $23,995)		23,751

Short-Term Investments (24.4%)
Governments (1.4%)
Argentine Republic Treasury Bill
0.000%, 10/12/18b	800,000	799
0.000%, 10/26/18b	1,050,000	1,047
0.000%, 11/16/18b	500,000	497
0.000%, 12/28/18 ARS¥,b	14,792,000	359

Short-Term Investments (24.4%)	Shares/ Par +	Value $ (000’s)
Governments continued
0.000%, 3/29/19 ARS¥,b	4,004,000	96
0.000%, 4/26/19b	500,000	490
0.000%, 10/17/18 ARS¥,b	390,000	9
Hellenic Republic Treasury Bill
0.000%, 10/5/18 EUR¥,b	900,000	1,045
0.000%, 2/1/19 EUR¥,b	600,000	695
0.000%, 3/15/19 EUR¥,b	1,400,000	1,618
Ukraine Government International Bond
0.000%, 2/28/19 144A	5,600,000	5,393
United States Treasury Bill
0.000%, 11/8/18b	4,000	4

Total		12,052

Money Market Funds (0.7%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.970%#,b	5,814,356	5,814

Total		5,814

Repurchase Agreements (22.4%)
Barclays Capital repurchase (Purchased 9/27/18, to be repurchased at $50,009,750, collateralized by US Treasury, 2.125%, due 8/31/20, par and fair value of $51,581,000 and $50,918,104, respectively) 2.340%, 10/3/18	50,000,000	50,000
Barclays Capital repurchase (Purchased 9/28/18, to be repurchased at $50,003,181, collateralized by US Treasury, 2.375%, due 8/15/24, par and fair value of $52,578,000 and $52,580,054, respectively) 2.290%, 10/3/18b	50,000,000	50,000
Citigroup repurchase (Purchased 9/28/18,to be repurchased at $98,019,028, collateralized by US Treasury, 2.125%, due 3/31/24, par and fair value of $103,230,000 and $103,234,032, respectively) 2.330%, 10/3/18b	98,000,000	98,000

Total		198,000

Total Short-Term Investments (Cost: $216,068)		215,866

Total Investments (110.1%) (Cost: $981,957)@		974,949

Other Assets, Less Liabilities (-10.1%)		(89,390)

Net Assets (100.0%)		885,559

Reverse Repurchase Agreements

Reference Entity	Counterparty	Interest Rate	Borrowing Date	Maturity Date	Currency	Amount Borrowed (000’s)	Payable for Reverse Repurchase Agreements (000s)
Republic of Senegal	BNP Paribas SA	1.450%	7/9/2018	Open	USD	(373)	$(373)
Travis Perkins PLC	JP Morgan Chase Bank NA	(0.350)%	9/18/2018	Open	GBP	(1,010)	(1,316)
Perusahaan Listrik Negara PT	Merrill Lynch International	1.400%	9/12/2018	Open	USD	(618)	(618)

							$(2,307)

Multi-Sector Bond Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)	Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
CAD Ten-Year Government Bond Future	Long	CAD	2,500	25	12/18	$2,567	$(25)	$(2)
Euro-Bobl Future	Long	EUR	3,300	33	12/18	5,008	(25)	13
Euro-BTP Italian Government Bond Future	Long	EUR	100	1	12/18	144	1	1
Euro-Buxl Future	Long	EUR	1,400	14	12/18	2,834	(47)	25
Euro-Schatz Future	Long	EUR	5,900	59	12/18	7,657	(9)	4
Five-Year US Treasury Note Future	Long	USD	31,100	311	12/18	34,980	(302)	17
Ten-Year US Treasury Note Future	Long	USD	32,600	326	12/18	38,723	(481)	7
Two-Year US Treasury Note Future	Long	USD	264,400	1,322	12/18	278,591	(740)	62
Ultra Long Term US Treasury Bond Future	Long	USD	8,800	88	12/18	13,577	(396)	(30)

							$(2,024)	$97

Centrally Cleared Interest Rate Swaps - Receive Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
6-Month Euribor	1.250%	12/28	11,200	EUR	$(205)	$(69)	$(274)	$(40)
6-Month Euribor	1.000%	3/29	100	EUR	1	–	1	–
6-Month GBP-LIBOR	1.500%	3/29	3,900	GBP	62	35	97	(8)
6-Month GBP-LIBOR	1.750%	3/49	2,200	GBP	(13)	20	7	(11)
6-Month JPY-LIBOR	0.450%	3/29	1,280,000	JPY	(63)	19	(44)	12

					$(218)	$5	$(213)	$(47)

Centrally Cleared Interest Rate Swaps - Pay Floating Rate

Floating Rate Index	Fixed Rate	Expiration Date	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)	Variation Margin(000’s)
3-Month USD-LIBOR	2.995%	5/28	9,300	USD	$–	$(112)	$(112)	$3

					$–	$(112)	$(112)	$3

Centrally Cleared Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Markit CDX Emerging Markets	1.000%	6/23	1.790%	72,300	USD	$(1,758)	$(700)	$(2,458)	$(112)
Markit CDX North America High Yield	5.000%	6/23	3.071%	57,200	USD	3,400	1,070	4,470	27
Markit CDX North America Investment Grade	1.000%	6/23	0.546%	11,100	USD	188	33	221	–P

						$1,830	$403	$2,233	$(85)

Centrally Cleared Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Ally Financial, Inc.	5.000%	6/22	0.861%	1,300	USD	$189	$1	$190	$	–P
Berkshire Hathaway, Inc.	1.000%	12/22	0.464%	800	USD	14	3	17		–P
Casino Guichard Perrachon SA	1.000%	6/23	4.689%	500	EUR	(74)	(13)	(87)		–P
Casino Guichard Perrachon SA	1.000%	12/23	4.793%	600	EUR	(109)	(8)	(117)		(1)
Ford Motor Co.	5.000%	6/23	1.530%	4,000	USD	647	(46)	601		1

Multi-Sector Bond Portfolio

Reference Entity	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Notional Amount (000’s)	Currency	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value(000’s)	Variation Margin(000’s)
Ford Motor Co.	5.000%	12/23	1.766%	200	USD	39	(8)	31	–P
Ford Motor Co.	5.000%	12/23	1.766%	800	USD	122	–	122	–
Ford Motor Credit Co.	5.000%	12/22	1.163%	200	USD	32	(2)	30	–P
Frontier Communications Corp.	5.000%	6/20	9.222%	600	USD	(42)	5	(37)	(1)
Marks & Spencer PLC	1.000%	12/22	1.135%	2,900	EUR	(33)	14	(19)	(1)
Navient Corp.	5.000%	12/21	1.372%	650	USD	60	11	71	–P
Navient Corp.	5.000%	12/22	2.039%	100	USD	9	2	11	–P
Novo Banco SA	5.000%	12/21	8.250%	600	EUR	(95)	48	(47)	–P
Telefonica Emisiones SAU	1.000%	12/22	0.767%	1,500	EUR	23	(6)	17	–P
Telefonica Emisiones SAU	1.000%	6/23	0.885%	3,000	EUR	48	(28)	20	(1)
Volkswagen International Finance NV	1.000%	6/23	0.960%	1,200	EUR	27	(23)	4	(1)

						$857	$(50)	$807	$(4)

	Financial Derivative Assets				Financial Derivative Liabilities
Market Value
	Variation Margin (000’s)			(000’s)	Variation Margin (000’s)
	Swaps	Futures	Total	Options	Swaps	Futures	Total
Total Exchange-Traded or Centrally Cleared Derivatives	$43	$129	$172	$–	$(176)	$(32)	$(208)

Over the Counter Derivatives

Forward Contracts

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000’s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	BNP Paribas SA	ARS	79,487	1,902	10/18	$—	$(133)	$(133)
Buy	HSBC Bank USA NA	ARS	470	11	10/18	—	(4)	(4)
Sell	Goldman Sachs International	AUD	2,721	1,967	10/18	—	(6)	(6)
Buy	HSBC Bank USA NA	CAD	7,717	5,975	10/18	22	—	22
Sell	Bank of America NA	CAD	7,717	5,975	10/18	—	(10)	(10)
Sell	HSBC Bank USA NA	CAD	7,717	5,979	11/18	—	(23)	(23)
Buy	UBS AG	EUR	115,591	134,208	10/18	—	(1,482)	(1,482)
Sell	Bank of America NA	EUR	109,283	126,884	10/18	909	—	909
Sell	Barclays Bank PLC	EUR	5,380	6,246	10/18	93	—	93
Sell	BNP Paribas SA	EUR	292	339	10/18	3	—	3
Sell	Royal Bank of Scotland PLC	EUR	636	738	10/18	2	—	2
Sell	Bank of America NA	EUR	700	813	10/18	60	—	60
Sell	Royal Bank of Scotland PLC	EUR	199	231	10/18	16	—	16
Sell	UBS AG	EUR	111,775	130,091	11/18	1,475	—	1,475
Sell	UBS AG	EUR	600	704	2/19	6	—	6
Sell	HSBC Bank USA NA	EUR	1,284	1,512	3/19	125	—	125
Sell	UBS AG	EUR	99	116	3/19	9	—	9
Buy	Goldman Sachs International	GBP	1,277	1,664	10/18	—	(20)	(20)
Buy	JP Morgan Chase Bank NA	GBP	34,473	44,932	10/18	—	(482)	(482)
Sell	HSBC Bank USA NA	GBP	1,935	2,522	10/18	8	—	8
Sell	Royal Bank Of Canada	GBP	33,815	44,074	10/18	—	(88)	(88)
Sell	JP Morgan Chase Bank NA	GBP	34,473	44,994	11/18	482	—	482
Buy	BNP Paribas SA	JPY	458,500	4,035	10/18	—	(95)	(95)
Buy	JP Morgan Chase Bank NA	JPY	458,500	4,044	11/18	—	(27)	(27)
Sell	JP Morgan Chase Bank NA	JPY	458,500	4,035	10/18	27	—	27
Sell	BNP Paribas SA	KRW	4,926,435	4,450	12/18	—	(40)	(40)
Buy	JP Morgan Chase Bank NA	MXN	79,160	4,214	10/18	12	—	12
Sell	JP Morgan Chase Bank NA	MXN	77,633	4,121	11/18	—	(129)	(129)
Buy	UBS AG	RUB	5,481	83	11/18	—	(2)	(2)

Multi-Sector Bond Portfolio

Forward Contracts (continued)

Type	Counterparty	Currency	Foreign Principal Amount Covered by Contract (000s)	USD Principal Amount Covered by Contract (000’s)	Settlement Month	Unrealized Appreciation (000’s)	Unrealized (Depreciation) (000’s)	Net Unrealized Appreciation/ (Depreciation) (000’s)
Buy	Goldman Sachs International	TRY	17,639	2,889	10/18	$—	$(597)	$(597)
Sell	BNP Paribas SA	TWD	131,342	4,325	12/18	—	(17)	(17)
						$3,249	$(3,155)	$94

Credit Default Swaps on Corporate or Sovereign Issues - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)		Market Value (000’s)
Federative Republic of Brazil	Goldman Sachs International	1.000%	6/23	2.452%	USD	1,600	$(82)	$(15)		$(97)
Federative Republic of Brazil	HSBC Bank USA NA	1.000%	6/23	2.452%	USD	800	(48)	(1)		(49)
Novo Banco	Morgan Stanley Capital Services	5.000%	12/21	8.250%	EUR	100	(17)	11		(6)
Park Aerospace Holdings, Ltd.Æ	UBS AG	5.000%	7/20	5.635%	USD	200	8	4		12
Republic of Argentina	HSBC Bank USA NA	5.000%	12/18	2.419%	USD	400	2	1		3
Republic of Brazil	Barclays Bank PLC	1.000%	6/22	2.130%	USD	100	(4)	–	P	(4)
Republic of Indonesia	HSBC Bank USA NA	1.000%	12/24	1.543%	USD	9,500	(70)	(210)		(280)
Republic of Peru	Barclays Bank PLC	1.000%	3/23	0.606%	USD	1,100	(14)	32		18
Republic of South Africa	Barclays Bank PLC	1.000%	6/24	2.151%	USD	4,600	(280)	15		(265)
Russian Federation	Goldman Sachs International	1.000%	9/20	0.898%	USD	400	(17)	18		1
Russian Federation	Goldman Sachs International	1.000%	9/20	0.898%	USD	900	(34)	36		2
Russian Federation	Goldman Sachs International	1.000%	6/22	1.158%	USD	2,100	(46)	34		(12)
Russian Federation	HSBC Bank USA NA	1.000%	6/21	0.999%	USD	4,200	(164)	165		1
Russian Federation	JP Morgan Chase Bank NA	1.000%	9/20	0.898%	USD	1,500	(65)	68		3
Unicredit SPA	JP Morgan Chase Bank NA	1.000%	12/22	3.124%	EUR	900	(50)	(38)		(88)
United Mexican States	BNP Paribas SA	1.000%	12/23	1.128%	USD	100	(1)	–	P	(1)
United Mexican States	Goldman Sachs International	1.000%	6/23	1.013%	USD	4,500	(33)	30		(3)
United Mexican States	JP Morgan Chase Bank NA	1.000%	12/22	0.870%	USD	500	(14)	17		3
United Mexican States	JP Morgan Chase Bank NA	1.000%	12/23	1.128%	USD	200	(2)	1		(1)
							$(931)	$168		$(763)

Credit Default Swaps on Credit Indices - Sell Protection

Reference Entity	Counterparty	Receive Fixed Rate	Expiration Date	Implied Credit Spread	Currency	Notional Amount (000’s)	Upfront Premium Paid/ (Received) (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Market Value (000’s)
Markit CDX North America Investment Grade	Merrill Lynch Capital Services	1.000%	12/23	0.597%	USD	49,700	$910	$50	$960
							$910	$50	$960

Multi-Sector Bond Portfolio

Written Options

Description	Counterparty	Currency	Notional Par (000’s)	Exercise Price	Expiration Date	Number of Contracts	Value (000’s)
OTC Call - CME Interest Rate	JP Morgan Bank NA	USD	6,800	$2.920	11/18	6,800,000	$(6)
Swaption
OTC Put - CME Interest Rate	JP Morgan Bank NA	USD	11,800	3.170	10/18	11,800,000	(33)
Swaption
OTC Put - CME Interest Rate	JP Morgan Bank NA	USD	6,800	3.220	11/18	6,800,000	(27)
Swaption
Put - US Ten Year Treasury Note Future	Merrill Lynch Capital Services	USD	53	119.000	10/18	53	(28)

(Premiums Received $98)							$(94)

	Financial Derivative Assets (000’s)			Financial Derivative Liabilities (000’s)
	Forward Contracts	Swaps	Total	Forward Contracts	Options	Swaps	Total
Total Over the Counter Derivatives	$3,249	$1,003	$4,252	$(3,155)	$(94)	$(806)	$(4,055)

Restricted Securities

Description	Coupon	Maturity Date	Acquisition Date	Cost (000’s)	Value (000’s)	Value as a Percentage of Net Assets
Sberbank of Russia Via SB Capital SA	4.150%	3/6/19	1/16/18	$501	$495	0.060%
Rise, Ltd., Series 2014-1, Class A	4.750%	2/15/39	2/21/14	436	425	0.050%

+	All par is stated in U.S Dollar unless otherwise noted.
b

Cash or securities with an aggregate value of $671,189 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2018.

144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the value of these securities (in thousands) was $188,516 representing 21.3% of the net assets.

¥	Foreign Bond — par value is foreign denominated
Æ	Security valued using significant unobservable inputs.
Þ	PIK - Payment In Kind. PIK rates of Odebrecht Drilling Norbe VIII/IX, Ltd. 7.350%, QGOG Constellation SA 9.500%
Defaulted Security
d	Restricted security – see accompanying table for additional details
*	Non income producing
p	Amount is less than one thousand.
#	7-Day yield as of 9/30/2018.
@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $981,989 and the net unrealized depreciation of investments based on that cost was $8,646 which is comprised of $22,580 aggregate gross unrealized appreciation and $31,226 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Multi-Sector Bond Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs

	(Amounts in thousands)
Assets:
Bank Loan Obligations	$—	$23,751	$—
Municipal Bonds	—	10,607	—
Corporate Bonds
Consumer, Cyclical	—	36,748	507
All Others	—	396,275	433
Governments	—	184,595	—
Structured Products
Asset Backed Securities	—	44,686	489
All Others	—	60,992	—
Short-Term Investments
Money Market Funds	5,814	—	—
All Others	—	210,052	—
Other Financial Instruments^
Futures	1	—	—
Forward Currency Contracts	—	3,249	—
Interest Rate Swaps	—	105	—
Credit Default Swaps	—	6,794	11

Total Assets:	$5,815	$977,854	$1,440

Liabilities:
Other Financial Instruments^
Futures	(2,025)	—	—
Forward Currency Contracts	—	(3,155)	—
Written Options	—	(94)	—
Interest Rate Swaps	—	(430)	—
Credit Default Swaps	—	(3,567)	—
Reverse Repurchase	—	(2,307)	—

Total Liabilities:	$(2,025)	$(9,553)	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

For the period ended September 30, 2018, there were transfers from Level 2 to Level 3 in the amount of $582 (in thousands). These transfers were the result of a decrease in the quantity of observable inputs for securities that are now priced by a third party vendor utilizing a broker quote.

Balanced Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Investment Companies (93.6%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (38.4%)
iShares Core S&P Mid-Cap ETF	21,900	4,408
iShares Russell 2000 ETF	50,600	8,529
iShares Russell Mid-Cap ETF	3,100	684
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio €	43,402,857	75,825
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio €	42,214,344	73,833
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio €	25,335,596	73,701
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio €	45,564,144	149,678
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio €	60,675,031	73,477
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio €	48,197,770	74,225
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio €	72,651,988	73,233
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio €	31,898,292	104,180
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio €	57,530,656	96,536
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio €	7,846,727	23,697
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio €	13,922,805	35,253

Total		867,259

Fixed Income (45.1%)
iShares Core U.S. Aggregate Bond ETF	260,000	27,435
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio €	189,630,611	136,534
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio €	708,566,244	855,948

Total		1,019,917

Foreign Equity (10.1%)
iShares MSCI EAFE ETF	451,979	30,730
iShares MSCI Emerging Markets ETF	190,000	8,155
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio €	1,805,065	1,756
Northwestern Mutual Series Fund, Inc., International Equity Portfolio €	21,243,650	38,982
Northwestern Mutual Series Fund, Inc., International Growth Portfolio €	26,067,060	41,421
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio €	104,080,433	106,266

Total		227,310

Total Investment Companies (Cost: $2,032,763)		2,114,486

Short-Term Investments (9.7%)
Commercial Paper (5.0%)
Apple, Inc. 0.000%, 10/2/18 144A	5,000,000	4,999
The Coca-Cola Co.
0.000%, 11/16/18 144A	4,500,000	4,487
0.000%, 12/17/18 144A	5,500,000	5,472

Short-Term Investments (9.7%)	Shares/ Par +	Value $ (000’s)
Commercial Paper continued
General Mills, Inc. 0.000%, 10/11/18 144A	10,000,000	9,991
Marriott International, Inc.
0.000%, 10/17/18 144A	5,000,000	4,993
0.000%, 10/31/18 144A	5,000,000	4,989
Mondelez International, Inc.
0.000%, 10/17/18 144A	5,000,000	4,994
0.000%, 10/26/18 144A	5,000,000	4,990
Pfizer, Inc. 0.000%, 12/13/18 144A	10,000,000	9,952
Roche Holdings, Inc. 0.000%, 10/5/18 144A	5,000,000	4,998
Royal Bank of Canada 0.000%, 1/25/19 144A	5,000,000	4,959
Societe Generale SA
0.000%, 11/13/18 144A	5,000,000	4,986
0.000%, 12/19/18 144A	5,000,000	4,974
The Southern Co. 0.000%, 10/11/18 144A	5,000,000	4,996
United Parcel Service, Inc.
0.000%, 11/2/18 144A	6,300,000	6,287
0.000%, 1/3/19 144A	5,000,000	4,969
Walgreens Boots Alliance, Inc.
0.000%, 10/2/18 144A	4,000,000	3,999
0.000%, 10/18/18 144A	6,000,000	5,992
Wal-Mart Stores, Inc. 0.000%, 10/31/18 144A	5,000,000	4,990
The Walt Disney Co. 0.000%, 10/9/18 144A	6,000,000	5,996

Total		112,013

Money Market Funds (4.2%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.970%#	94,461,722	94,462

Total		94,462

US Government & Agencies (0.5%)
Federal Home Loan Bank
0.000%, 10/18/18	3,000,000	2,997
0.000%, 11/14/18	2,400,000	2,393
0.000%, 11/21/18	4,000,000	3,988
0.000%, 1/11/19	3,000,000	2,981

Total		12,359

Total Short-Term Investments (Cost: $218,853)		218,834

Total Investments (103.3%) (Cost: $2,251,616)@		2,333,320

Other Assets, Less Liabilities (-3.3%)		(74,033)

Net Assets (100.0%)		2,259,287

Balanced Portfolio

+	All par is stated in U.S Dollar unless otherwise noted.
€	Affiliated Company
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the value of these securities (in thousands) was $112,013 representing 5.0% of the net assets.

#	7-Day yield as of 9/30/2018.
@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $2,251,616 and the net unrealized appreciation of investments based on that cost was $81,704 which is comprised of $120,290 aggregate gross unrealized appreciation and $38,586 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$2,114,486	$—	$—
Short-Term Investments
Money Market Funds	94,462	—	—
All Others	—	124,372	—

Total Assets:	$2,208,948	$124,372	$—

Asset Allocation Portfolio

SCHEDULE OF INVESTMENTS

September 30, 2018 (unaudited)

Investment Companies (94.0%)	Shares/ Par +	Value $ (000’s)
Domestic Equity (49.0%)
iShares Core S&P Mid-Cap ETF	4,725	951
iShares Russell 2000 ETF	6,985	1,177
iShares Russell Mid-Cap ETF	3,500	772
Northwestern Mutual Series Fund, Inc., Domestic Equity Portfolio €	6,454,320	11,276
Northwestern Mutual Series Fund, Inc., Equity Income Portfolio €	6,279,726	10,983
Northwestern Mutual Series Fund, Inc., Focused Appreciation Portfolio €	3,805,538	11,070
Northwestern Mutual Series Fund, Inc., Growth Stock Portfolio €	6,849,802	22,502
Northwestern Mutual Series Fund, Inc., Large Cap Blend Portfolio €	10,360,808	12,547
Northwestern Mutual Series Fund, Inc., Large Cap Core Stock Portfolio €	8,175,364	12,590
Northwestern Mutual Series Fund, Inc., Large Company Value Portfolio €	11,015,580	11,104
Northwestern Mutual Series Fund, Inc., Mid Cap Growth Stock Portfolio €	4,642,898	15,164
Northwestern Mutual Series Fund, Inc., Mid Cap Value Portfolio €	8,317,707	13,957
Northwestern Mutual Series Fund, Inc., Small Cap Growth Stock Portfolio €	1,869,453	5,646
Northwestern Mutual Series Fund, Inc., Small Cap Value Portfolio €	2,838,218	7,186

Total		136,925

Fixed Income (29.9%)
iShares Core U.S. Aggregate Bond ETF	29,000	3,060
Northwestern Mutual Series Fund, Inc., High Yield Bond Portfolio €	30,871,906	22,228
Northwestern Mutual Series Fund, Inc., Select Bond Portfolio €	48,145,096	58,159

Total		83,447

Foreign Equity (15.1%)
iShares MSCI EAFE ETF	76,697	5,215
iShares MSCI Emerging Markets ETF	50,800	2,180
Northwestern Mutual Series Fund, Inc., Emerging Markets Equity Portfolio €	443,474	432
Northwestern Mutual Series Fund, Inc., International Equity Portfolio €	4,228,871	7,760
Northwestern Mutual Series Fund, Inc., International Growth Portfolio €	5,147,189	8,179
Northwestern Mutual Series Fund, Inc., Research International Core Portfolio €	17,914,232	18,290

Total		42,056

Total Investment Companies (Cost: $245,777)		262,428

Short-Term Investments (10.1%)
Commercial Paper (3.6%)
The Coca-Cola Co.
0.000%, 11/16/18 144A	500,000	499
0.000%, 12/17/18 144A	700,000	696
General Mills, Inc. 0.000%, 10/11/18 144A	500,000	500

Short-Term Investments (10.1%)	Shares/ Par +	Value $ (000’s)
Commercial Paper continued
0.000%, 10/15/18 144A	500,000	499
Marriott International, Inc.
0.000%, 10/9/18 144A	500,000	499
0.000%, 10/31/18 144A	500,000	499
Mondelez International, Inc. 0.000%, 10/26/18 144A	800,000	798
Pfizer, Inc. 0.000%, 12/13/18 144A	1,000,000	995
Royal Bank of Canada 0.000%, 1/25/19 144A	500,000	496
Societe Generale SA 0.000%, 10/4/18 144A	1,000,000	1,000
The Southern Co. 0.000%, 10/11/18 144A	500,000	500
United Parcel Service, Inc.
0.000%, 11/2/18 144A	500,000	499
0.000%, 1/3/19 144A	500,000	497
Walgreens Boots Alliance, Inc.
0.000%, 10/2/18 144A	500,000	500
0.000%, 10/18/18 144A	500,000	499
Wal-Mart Stores, Inc. 0.000%, 10/31/18 144A	1,000,000	998

Total		9,974

Money Market Funds (5.6%)
State Street Institutional U.S. Government Money Market Fund - Premier Class 1.970%#	15,705,606	15,706

Total		15,706

US Government & Agencies (0.9%)
Federal Home Loan Bank
0.000%, 10/18/18b	1,000,000	999
0.000%, 11/21/18	500,000	498
0.000%, 1/11/19	1,000,000	994

Total		2,491

Total Short-Term Investments (Cost: $28,173)		28,171

Total Investments (104.1%) (Cost: $273,950)@		290,599

Other Assets, Less Liabilities (-4.1%)		(11,453)

Net Assets (100.0%)		279,146

Asset Allocation Portfolio

Exchange Traded or Centrally Cleared Derivatives

Futures

Issuer	Long/ Short	Currency	Notional Par (000’s)		Number of Contracts	Expiration Date	Notional Value (000’s)	Unrealized Appreciation/ (Depreciation) (000’s)	Variation Margin (000’s)
E-Mini S&P 500 Future	Long	USD	–	P	7	12/18	$1,021	$2	$	–P

								$2	$	–P

	Financial Derivative Assets					Financial Derivative Liabilities
	Variation Margin (000’s)					Market Value (000’s)	Variation Margin (000’s)
	Swaps	Futures		Total		Options	Swaps	Futures	Total
Total Exchange-Traded or Centrally Cleared Derivatives	$–	$–	P	$–	P	$–	$–	$–	$–

+	All par is stated in U.S Dollar unless otherwise noted.
€	Affiliated Company
144A

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2018 the value of these securities (in thousands) was $9,974 representing 3.6% of the net assets.

#	7-Day yield as of 9/30/2018.
b

Cash or securities with an aggregate value of $999 (in thousands) has been pledged as collateral for futures, swap contracts outstanding, short sales, when issued securities or written options on 9/30/2018.

@

At September 30, 2018, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $273,950 and the net unrealized appreciation of investments based on that cost was $16,651 which is comprised of $19,877 aggregate gross unrealized appreciation and $3,226 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

P	Amount is less than one thousand.

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities at September 30, 2018.

	Valuation Inputs
Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Investment Companies	$262,428	$—	$—
Short-Term Investments
Money Market Funds	15,706	—	—
All Others	—	12,465	—
Other Financial Instruments^
Futures	2	—	—

Total Assets:	$278,136	$12,465	$—

^ Other financial instruments are derivative instruments such as futures and forwards, which are valued at the unrealized appreciation (depreciation) on the instrument, and securities sold short, reverse repurchase agreements, written options and swaps contracts, which are valued at market value.

Abbreviations (unaudited)

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt.
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNY	China Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippines Peso
PLN	Poland Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	Taiwan Dollar
ZAR	South African Rand

Item 2.	Controls and Procedures

(a)

The Registrant’s Principal Executive Officer and Principal Financial Officer have evaluated the Registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this filing was recorded, processed, summarized and reported timely.

(b)

There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits

Separate certifications for the Registrant’s Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NORTHWESTERN MUTUAL SERIES FUND, INC.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: November 8, 2018

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kate M. Fleming
Kate M. Fleming, President

Date: November 8, 2018

By:	/s/ Todd M. Jones
Todd M. Jones, Vice President,
Chief Financial Officer and Treasurer

Date: November 8, 2018